UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock U.S. Government Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2021

Date of reporting period: 03/31/2021

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

March 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Income Fund
BlackRock U.S. Government Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of March 31, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world instituted economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
As April 2020 began, stocks were near their lowest point since the beginning of the pandemic. However, a steady recovery began, as businesses started re-opening and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance.
International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) was near all-time lows as the period began, reflecting a reduced investor appetite for risk. However, inflation concerns from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to positive returns for corporate bonds, particularly high-yield corporates, which gained substantially.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, President Biden signed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. In our view, inflation is likely to increase somewhat as the expansion continues, but moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion due to the change in Fed policy.
Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
19.07% 56.35%
U.S. small cap equities
(Russell 2000
®
Index)
48.05 94.85
International equities
(MSCI Europe, Australasia,
Far East Index)
20.08 44.57
Emerging market equities
(MSCI Emerging Markets
Index)
22.43 58.39
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.12
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(8.88) (8.23)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(2.73) 0.71
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.46 5.29
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
7.35 23.65
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
4
BlackRock GNMA Portfolio
Investment Objective
BlackRock GNMA Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2021, the Fund outperformed its benchmark, the Bloomberg Barclays GNMA MBS Index.
What factors influenced performance?
The largest contributors to the Fund’s performance versus the benchmark were relative value strategies within the GNMA coupon stack, most notably up-in-coupon trades.
Out-of-benchmark allocations also contributed positively to relative performance in particular an exposure to fixed rate agency collateralized mortgage obligations (“CMOs”).
There were no material detractors from the Fund’s relative performance.
Describe recent portfolio activity.
The Fund’s allocation to agency mortgage-backed securities (“MBS”) remained essentially unchanged over the period. Along the GNMA coupon stack, the Fund increased exposure to lower coupons (2.5% and 3%). The Fund increased its allocation to agency commercial mortgage-backed securities (“CMBS”) during the period primarily in the form of multi-family transactions. The Fund slightly increased its modest allocation to agency MBS derivatives (interest-only and inverse interest-only instruments), as well as its allocation to U.S. Treasuries.
The Fund held a small percentage of net assets in derivatives as a means to manage risk to allocations in MBS and securitized assets. The Fund’s use of derivatives had a positive impact on Fund performance during the period.
Describe portfolio positioning at period end.
The Fund maintained an overweight stance to 30-year 3% coupon MBS with underweights primarily to the lower part of the coupon stack, such as the 2% coupon. The
Fund also maintained allocations to deeply seasoned higher coupon mortgage pools. The Fund continued to hold allocations to agency CMOs with prepayment-protected, seasoned collateral, as well as an out-of-benchmark allocation in government-guaranteed, AAA-rated CMBS. The Fund closed the period with a below-benchmark stance with respect to overall portfolio duration (and corresponding sensitivity to interest rate changes).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 98%
U.S. Treasury Obligations ............................. 2
Non-Agency Mortgage-Backed Securities .................. —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 100%
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2021 (continued)

Fund Summary
BlackRock GNMA Portfolio
Performance Summary for the Period Ended March 31, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 1.13% 1.00% 0.45% 1.92% N/A 2.38% N/A 2.89% N/A
Service ........................ 0.88 0.70 0.32 1.67 N/A 2.11 N/A 2.58 N/A
Investor A ....................... 0.85 0.69 0.33 1.67 (2.39)% 2.12 1.29% 2.57 2.15%
Investor C ....................... 0.14 0.04 (0.05) 0.91 (0.08) 1.35 1.35 1.96 1.96
Class K ........................ 1.18 1.09 0.47 1.97 N/A 2.42 N/A 2.92 N/A
Bloomberg Barclays GNMA MBS Index
(c)
— — (0.62) (0.36) N/A 2.22 N/A 2.75 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in Government National Mortgage Association ("GNMA") securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The
Predecessor Fund is the performance and accounting survivor of the Reorganization .
(c)
An unmanaged index comprised of mortgage-backed pass through securities of GNMA.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,004.50 $ 2.10 $ 2.10 $ 1,000.00 $ 1,022.84 $ 2.12 $ 1,022.84 $ 2.12
Service ................. 1,000.00 1,003.20 3.35 3.35 1,000.00 1,021.59 3.38 1,021.59 3.38
Investor A ................ 1,000.00 1,003.30 3.35 3.35 1,000.00 1,021.59 3.38 1,021.59 3.38
Investor C ................ 1,000.00 999.50 7.08 7.08 1,000.00 1,017.85 7.14 1,017.85 7.14
Class K ................. 1,000.00 1,004.70 1.85 1.85 1,000.00 1,023.09 1.87 1,023.09 1.87
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.42% for Institutional, 0.67% for Service, 0.67% for Investor A, 1.42% for Investor C and 0.37%
for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.42% for Institutional, 0.67% for Service, 0.67% for Investor A, 1.42% for Investor C and 0.37%
for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of March 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Income Fund
Investment Objective
BlackRock Income Fund’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2021, the Fund outperformed its Customized Reference Benchmark. The Customized Reference Benchmark is comprised of the returns of the Bloomberg Barclays Global High Yield 100% Hedged USD Index (25%), S&P/LSTA Leveraged Loan Index (25%), Bloomberg Barclays U.S. CMBS Investment
Grade Index (25%), and JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%). The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully from the current performance benchmark.
What factors influenced performance?
During the period, the Fund’s exposure to U.S. high yield corporate bonds was the largest contributor to Fund performance. Holdings in floating rate loan interests (“bank loans”) and collateralized loan obligations, capital securities, U.S. investment grade corporate bonds, European corporate credit and emerging market bonds were also additive.
Detractors from performance were limited over the period, although the Fund’s modest interest rate exposure detracted as rates rose across the yield curve.
The Fund’s cash position was 16% of portfolio assets at period end. The Fund remains selective as the investment adviser seeks the best opportunities to generate income.
The Fund’s cash holdings did not have any material impact on Fund performance during the period.
Describe recent portfolio activity.
The Fund navigated a period that saw continued recovery in the broader economy and volatility in interest rates. Over the six-month period, the Fund increased exposure to bank loans following the underperformance of the sector and expectations for rates to rise following a pickup in growth and inflation expectations. In addition, the Fund reduced exposure to high yield and investment grade corporate securities. Both sectors had performed well as the Fed stepped in to provide support during the depths of the financial market sell-off. While the Fund remained constructive regarding both high yield and investment grade corporate securities, the investment adviser believes that they have identified more attractive relative value opportunities elsewhere.
Describe portfolio positioning at period end.
At period end, the Fund was positioned for positive returns in corporate credit instruments on the view that upward movement in interest rates in the first quarter of 2021 reflected growing investor conviction surrounding the outlook for economic recovery. Thematically, the Fund deemphasized exposure to U.S. high yield in favor of floating rate instruments that should fare well in a steeper yield curve environment, and which offered attractive yield. Additionally, the Fund maintained a shorter duration profile compared with historical levels, as well as a preference for cyclical assets sensitive to the economy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2021 (continued)

Fund Summary
BlackRock Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 59%
Floating Rate Loan Interests ........................... 26
Asset-Backed Securities .............................. 7
Preferred Securities ................................. 2
Investment Companies ............................... 2
Foreign Agency Obligations ............................ 1
Non-Agency Mortgage-Backed Securities .................. 1
Common Stocks ................................... 1
Foreign Government Obligations ........................ 1
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 1%
AA/Aa ......................................... 1
A ............................................ 5
BBB/Baa ....................................... 16
BB/Ba ......................................... 25
B ............................................ 35
CCC/ Caa ....................................... 5
CC/Ca ........................................ —
(d)
NR ........................................... 12
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of March 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Income Fund
Performance Summary for the Period Ended March 31, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 3.00% 2.95% 5.55% 20.09% N/A 6.11% N/A 5.37% N/A
Investor A ....................... 2.68 2.65 5.42 19.79 16.80% 5.84 5.31% 5.11 4.85%
Investor C ....................... 2.00 1.96 5.02 19.02 18.02 5.06 5.06 4.49 4.49
Class K ........................ 3.06 3.04 5.58 20.15 N/A 6.16 N/A 5.40 N/A
S&P/LSTA Leveraged Loan Index
(c)
.... — — 5.66 20.71 N/A 5.28 N/A 4.25 N/A
Bloomberg Barclays Global High Yield
100% Hedged USD Index
(d)
........ — — 6.59 23.44 N/A 7.10 N/A 6.57 N/A
Bloomberg Barclays U.S. CMBS
Investment Grade Index
(e)
......... — — (1.30) 4.36 N/A 3.50 N/A 3.95 N/A
JPMorgan CEMBI Broad Diversified
Index
(f)
....................... — — 3.60 18.31 N/A 6.14 N/A 5.53 N/A
Customized Reference Benchmark
(g)
... 3.61 16.51 N/A 5.55 N/A 5.12 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and July
1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio. The
Predecessor Fund’s returns prior to July 2, 2012 are the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name BlackRock
Multi-Sector Bond Portfolio.
(c)
Market value-weighted index designed to measure the performance of U.S. leveraged loan market. It mirrors the market-weighted performance of the largest institutional leveraged loans based upon market weightings, spreads and interest payments.
(d)
Bloomberg Barclays Global High Yield 100% Hedged USD Index is a “hedged” version of the Bloomberg Barclays Global High Yield Index which is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High Yield, the Pan-European High Yield, and Emerging Markets (EM) Hard Currency High Yield Indices. The high yield and emerging markets sub-components are mutually exclusive.
(e)
The index measures the market of conduit and fusion CMBS deals with a minimum current deal size of $300 million. The index is divided into two subcomponents: the U.S. Aggregate-eligible component, which contains bonds that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”), eligible under the underwriter’s exemption, and the non-U.S. Aggregate-
eligible component, which consists of bonds that are not ERISA eligible.
(f)
An expansion of the JPMorgan Corporate Emerging Markets Bond Index (CEMB I). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
(g)
A customized performance benchmark comprised of the returns of the Bloomberg Barclays Global High Yield 100% Hedged USD Index (25%), the S&P/LSTA Leveraged Loan Index (25%), the
Bloomberg Barclays U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,055.50 $ 3.18 $ 3.18 $ 1,000.00 $ 1,021.84 $ 3.13 $ 1,021.84 $ 3.13
Investor A ................ 1,000.00 1,054.20 4.46 4.46 1,000.00 1,020.59 4.38 1,020.59 4.38
Investor C ................ 1,000.00 1,050.20 8.28 8.28 1,000.00 1,016.85 8.15 1,016.85 8.15
Class K ................. 1,000.00 1,055.80 2.92 2.87 1,000.00 1,022.09 2.87 1,022.14 2.82
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.62% for Institutional, 0.87% for Investor A, 1.62% for Investor C and 0.57% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.62% for Institutional, 0.87% for Investor A, 1.62% for Investor C and 0.56% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of March 31, 2021

Fund Summary
BlackRock U.S. Government Bond Portfolio
Investment Objective
BlackRock U.S. Government Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2021, the Fund outperformed the benchmark, the Bloomberg Barclays U.S. Government/Mortgage Index.
What factors influenced performance?
The largest contributors to the Fund’s performance relative to the benchmark were interest rate-based strategies, including positioning with respect to duration (and corresponding interest rate sensitivity) and positioning along the yield curve. Exposure to U.S. inflation expressions also contributed positively, as did interest rate volatility strategies. Out-of-benchmark allocations contributed as well, including exposure to commercial mortgage-backed securities (“CMBS”) which continued to rebound from the sell-off in credit assets seen in the first quarter of 2020.
The largest detractors from the Fund’s relative performance were exposures to non-U.S. nominal interest rates.
During the period, the Fund held a position in derivatives as a means to manage risk against allocations in mortgage-backed securities ("MBS") and securitized assets as well as manage overall portfolio risk exposures. The Fund’s use of derivatives had a positive impact on Fund performance.
Describe recent portfolio activity.
Over the period, the Fund’s underweight to agency residential MBS was increased, primarily in low coupons that have benefited from sustained Fed buying and bank demand. Allocations to agency collateralized-mortgage obligations (“CMOs”) were little changed, while holdings of agency CMBS were increased, favoring conduit and single-asset/single-borrower deals. Exposure to Treasury inflation-protected securities was reduced over the period.
Describe portfolio positioning at period end.
The Fund was positioned for continued strengthening in U.S. economic growth, higher long-term interest rates and positive risk asset performance as vaccine rollouts gain steam, corporate profits recover, the effects of fiscal policy materialize, and the consumer starts deploying excess savings into the real economy. Within agency MBS, the
Fund was underweight in the lowest coupons in anticipation that support from technical demand factors will diminish in coming quarters. The Fund continued to hold core allocations in CMBS and agency CMOs designed to benefit the income and interest rate risk profile of the portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Treasury Obligations ............................. 47%
U.S. Government Sponsored Agency Securities .............. 44
Non-Agency Mortgage-Backed Securities .................. 6
Foreign Government Obligations ........................ 2
Asset-Backed Securities .............................. 1
Foreign Agency Obligations ............................ —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 95%
AA/Aa ......................................... 1
A ............................................ 2
BBB/Baa ....................................... 1
NR ........................................... 1
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders
10
BlackRock U.S. Government Bond Portfolio
Performance Summary for the Period Ended March 31, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 0.73% 0.53% (2.26)% (0.57)% N/A 2.46% N/A 2.84% N/A
Service ........................ 0.48 (0.03) (2.47) (0.81) N/A 2.22 N/A 2.61 N/A
Investor A ....................... 0.46 0.25 (2.47) (0.90) (4.87)% 2.20 1.37% 2.54 2.12%
Investor C ....................... (0.26) (0.46) (2.84) (1.65) (2.62) 1.42 1.42 1.91 1.91
Class K ........................ 0.78 0.63 (2.24) (0.52) N/A 2.50 N/A 2.86 N/A
Class R ........................ 0.23 (0.07) (2.59) (1.15) N/A 1.95 N/A 2.28 N/A
Bloomberg Barclays U.S. Government/
Mortgage Index
(c)
............... — — (3.26) (2.57) N/A 2.35 N/A 2.84 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Government/Mortgage Index.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(c )
Institutional ............... $ 1,000.00 $ 977.40 $ 2.22 $ 2.22 $ 1,000.00 $ 1,022.69 $ 2.27 $ 1,022.69 $ 2.27
Service ................. 1,000.00 975.30 3.40 3.40 1,000.00 1,021.49 3.48 1,021.49 3.48
Investor A ................ 1,000.00 975.30 3.45 3.45 1,000.00 1,021.44 3.53 1,021.44 3.53
Investor C ................ 1,000.00 971.60 7.13 7.13 1,000.00 1,017.70 7.29 1,017.70 7.29
Class K ................. 1,000.00 977.60 1.97 1.97 1,000.00 1,022.94 2.02 1,022.94 2.02
Class R ................. 1,000.00 974.10 4.68 4.68 1,000.00 1,020.19 4.78 1,020.19 4.78
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional, 0.69% for Service, 0.70% for Investor A, 1.45% for Investor C, 0.40% for
Class K and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional, 0.69% for Service, 0.70% for Investor A, 1.45% for Investor C, 0.40% for
Class K and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if  the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders
12
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Income Fund's Class K Shares inception date of August 1, 2016 and U.S. Government Bond Portfolio's Class
K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional
Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and
Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Service Shares (available only in GNMA Portfolio and U.S. Government Bond Portfolio) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors. Effective on or about the close of business on July 6, 2021, Service Shares will be converted into Investor A Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all Funds included in this report, except for Income Fund (which is subject to an initial sales charge of 2.50%) and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. Thes e shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares (available only in U.S. Government Bond Portfolio) are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Class R Shares performance shown prior to the U.S.
Government Bond Portfolio's Class R Shares inception date of July 18, 2011 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class R Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the dedu ction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) on the previous page(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2020 and held through March 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 0.1%
Collateralized Mortgage Obligations — 0.1%
Seasoned Credit Risk Transfer Trust, Series
2018-4, Class MA, 3.50%, 03/25/58 ..... USD 865 $ 930,079
Total Non-Agency Mortgage-Backed Securities — 0.1%
(Cost: $845,424) ................................. 930,079
U.S. Government Sponsored Agency Securities — 140.8%
Collateralized Mortgage Obligations — 7.3%
Federal Home Loan Mortgage Corp.:
Series 3745, Class ZA, 4.00%, 10/15/40 .. 374 419,042
Series 3780, Class ZA, 4.00%, 12/15/40 .. 1,236 1,392,104
Series 3960, Class PL, 4.00%, 11/15/41 .. 900 1,018,334
Series 4161, Class BW, 2.50%, 02/15/43 .. 500 512,329
Series 4325, Class ZX, 4.50%, 04/15/44 .. 2,592 2,925,404
Series 4384, Class LB, 3.50%, 08/15/43 .. 1,500 1,637,315
Federal National Mortgage Association:
Series 1996-48, Class Z, 7.00%, 11/25/26 . 109 118,821
Series 2010-134, Class KZ, 4.50%, 12/25/40 267 267,203
Series 2010-141, Class LZ, 4.50%, 12/25/40 271 288,884
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 1,445 1,524,250
Series 2011-131, Class LZ, 4.50%, 12/25/41 231 232,061
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 1,162,081
Series 2018-21, Class CA, 3.50%, 04/25/45 716 739,492
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.11%, 05/25/48
(a)
................. 2,221 2,417,871
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39 506 574,016
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,585,223
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,697,646
Series 2016-123, Class LM,
3.00%, 09/20/46
(b)
............... 400 428,000
Series 2019-5, Class P, 3.50%, 07/20/48 .. 442 467,808
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2009-31, Class PT, 3.56%, 05/20/39 207 216,464
Series 2014-107, Class WX,
6.79%, 07/20/39 ................ 983 1,150,000
Series 2015-55, Class A, 5.40%, 03/16/36 . 7,114 7,998,066
Series 2015-103, Class B, 6.91%, 01/20/40 4,660 5,375,556
Series 2015-187, Class C, 5.30%, 03/20/41 8,048 9,488,622
46,636,592
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 1,571 1,640,476
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,211 1,256,835
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 .. 158 165,988
3,063,299
Interest Only Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 .. 78 6,132
Series 4533, Class JI, 5.00%, 12/15/45 ... 574 112,748
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.04%, 10/15/42 .... 1,534 312,496
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.99%, 07/25/49 .... 3,366 637,642
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.84%, 12/25/49 .... USD 2,524 $ 443,769
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 95 10,178
Series 2014-68, Class YI, 4.50%, 11/25/44 . 125 20,463
Series 2015-74, Class IA, 6.00%, 10/25/45
(b)
3,332 768,105
Series 2015-77, 6.00%, 10/25/45
(b)
...... 3,934 906,874
Series 2017-68, Class IE, 4.50%, 09/25/47 3,099 431,571
Series 2020-32, 4.00%, 05/25/50 ....... 1,952 280,069
Series 2020-32, Class PI, 4.00%, 05/25/50 1,941 307,614
Federal National Mortgage Association Variable
Rate Notes
(a)
:
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 6.14%, 09/25/45 .... 5,621 1,063,296
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.99%, 09/25/46 .... 813 150,262
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.99%, 05/25/39 .... 1,021 188,298
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.04%, 09/25/47 .... 1,089 257,769
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.99%, 03/25/49 .... 4,448 860,096
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.94%, 06/25/49 .... 3,790 821,459
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.99%, 07/25/49 .... 1,900 326,784
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 462 80,953
Series 2017-144, Class DI, 4.50%, 09/20/47 349 64,197
Series 2019-42, Class AI, 4.00%, 01/20/46 9,493 1,469,667
Series 2020-115, Class IM, 3.50%, 08/20/50 2,023 256,321
Series 2020-146, Class DI, 2.50%, 10/20/50 2,156 260,932
Series 2020-151, Class MI, 2.50%, 10/20/50 24,649 3,145,710
Series 2020-162, Class TI, 2.50%, 10/20/50 3,948 522,785
Series 2020-175, Class DI, 2.50%, 11/20/50 790 103,888
Series 2020-185, Class MI, 2.50%, 12/20/50 2,681 374,895
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.09%, 07/20/47
(a)
................. 2,067 414,689
14,599,662
Interest Only Commercial Mortgage-Backed Securities — 1.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes:
Series K094, Class X1, 0.88%, 06/25/29 .. 2,287 146,793
Series K105, Class X1, 1.52%, 01/25/30 .. 8,209 947,260
Series K107, Class X1, 1.59%, 01/25/30 .. 1,994 242,445
Series K109, Class X1, 1.58%, 04/25/30 .. 1,456 177,547
Series K110, Class X1, 1.70%, 04/25/30 .. 651 83,950
Series K113, Class X1, 1.39%, 06/25/30 .. 2,600 284,402
Series K115, Class X1, 1.33%, 06/25/30 .. 3,238 340,738
Series K116, Class X1, 1.43%, 07/25/30 .. 1,129 125,479
Series K119, Class X1, 0.93%, 09/25/30 .. 1,797 135,318
Series K120, Class X1, 1.04%, 10/25/30 .. 11,315 941,827
Series K122, Class X1, 0.88%, 11/25/30 .. 2,774 200,490
Government National Mortgage Association
Variable Rate Notes:
Series 2016-22, 0.79%, 11/16/55 ....... 15,429 569,412
Series 2016-45, 0.91%, 02/16/58 ....... 6,927 355,979
Series 2016-92, 0.84%, 04/16/58 ....... 1,978 95,237
Series 2016-110, 0.95%, 05/16/58 ...... 3,193 178,409
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 8,347 572,952
Series 2016-151, 1.03%, 06/16/58 ...... 12,910 789,745

BlackRock GNMA Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-53, 0.65%, 11/16/56 ....... USD 16,378 $ 745,561
Series 2017-61, 0.70%, 05/16/59 ....... 3,407 178,261
Series 2017-64, 0.76%, 11/16/57 ....... 1,835 100,361
7,212,166
Mortgage-Backed Securities — 129.6%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35 ........... 915 962,830
3.50%, 07/01/26 - 09/01/26 ........... 27 28,509
4.00%, 01/01/22 - 05/01/26 ........... 116 123,666
5.00%, 05/01/35 - 12/01/38 ........... 72 82,673
5.65%, 05/01/37 - 12/01/37 ........... 951 1,066,732
5.75%, 08/01/37 - 04/01/38 ........... 1,432 1,608,175
7.50%, 03/01/27 .................. —
(c)
70
Federal National Mortgage Association:
3.40%, 04/01/41 .................. 157 162,048
3.50%, 11/01/46 .................. 1,247 1,346,839
4.45%, 03/01/36 - 06/01/36 ........... 513 535,803
4.94%, 01/01/35 - 05/01/35 ........... 171 176,661
5.00%, 04/01/36 .................. 96 100,423
5.20%, 08/01/34 - 09/01/34 ........... 214 223,946
5.25%, 08/01/37 - 09/01/37 ........... 798 860,383
5.54%, 01/01/35 .................. 70 73,448
5.75%, 04/01/37 .................. 380 414,937
5.80%, 07/01/34 .................. 45 46,589
5.94%, 09/01/34 .................. 71 74,543
6.50%, 09/01/28 - 02/01/31 ........... 1,186 1,312,334
Government National Mortgage Association:
2.00%, 04/15/51
(d)
................. 53,961 54,483,748
2.50%, 11/20/40 - 03/20/51 ........... 31,047 32,304,911
2.50%, 04/15/51
(d)
................. 105,208 108,553,648
3.00%, 05/15/42 - 03/20/51 ........... 67,004 70,508,037
3.00%, 04/15/51
(d)
................. 179,625 187,126,204
3.50%, 04/15/41 - 03/20/51 ........... 79,337 85,521,944
3.50%, 07/20/43
(e)
................. 28,627 31,096,425
3.50%, 04/15/51
(d)
................. 40,068 42,280,679
4.00%, 10/20/41 - 03/20/51 ........... 43,002 46,859,153
4.00%, 04/15/51
(d)
................. 28,302 30,212,375
4.50%, 12/15/34 - 05/20/50 ........... 22,447 24,754,232
5.00%, 09/15/28 - 05/20/50 ........... 19,637 22,291,214
5.00%, 04/15/51
(d)
................. 1,900 2,079,943
5.30%, 02/15/37 - 04/15/37 ........... 185 208,492
5.50%, 03/15/32 - 12/15/34 ........... 6,282 7,234,959
5.64%, 03/15/37 - 06/15/37 ........... 1,512 1,716,857
5.65%, 05/20/37 - 12/20/37 ........... 911 1,007,186
5.75%, 08/20/37 - 12/20/37 ........... 326 354,228
5.80%, 11/15/36 - 03/15/37 ........... 1,572 1,762,111
6.00%, 03/20/28 - 01/15/39 ........... 8,426 9,749,598
6.50%, 09/20/27 - 10/20/40 ........... 3,044 3,525,943
7.00%, 03/20/24 - 05/20/27 ........... 11 12,095
7.50%, 04/20/23 - 10/20/25 ........... 2 1,923
8.00%, 12/15/21 - 05/15/30 ........... 30 31,319
8.50%, 01/15/22 - 02/15/25 ........... 13 13,591
9.00%, 06/15/21 - 10/15/21 ........... —
(c)
323
9.50%, 09/15/22 .................. —
(c)
87
Uniform Mortgage-Backed Securities:
2.00%, 04/25/51 - 05/25/51
(d)
.......... 16,923 16,880,621
2.50%, 04/25/36
(d)
................. 154 160,226
3.00%, 06/01/38 - 06/01/44 ........... 15,242 16,097,338
3.00%, 04/25/51
(d)
................. 4,100 4,270,566
3.50%, 04/25/36 - 04/25/51
(d)
.......... 2,160 2,299,544
3.50%, 03/01/43 - 08/01/43 ........... 1,440 1,558,890
4.00%, 01/01/45 .................. 2,596 2,868,441
4.00%, 04/25/51
(d)
................. 2,394 2,568,500
5.00%, 07/01/34 - 07/01/35 ........... 1,223 1,419,297
5.25%, 07/01/37 - 08/01/37 ........... 468 520,032
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50%, 12/01/32 - 04/01/35 ........... USD 114 $ 131,053
6.50%, 08/01/35 .................. 642 744,053
822,410,395
Total U.S. Government Sponsored Agency Securities — 140.8%
(Cost: $882,730,867) .............................. 893,922,114
U.S. Treasury Obligations — 3.5%
U.S. Treasury Notes, 2.50%, 03/31/23 ...... 21,000 21,978,633
Total U.S. Treasury Obligations — 3.5%
(Cost: $21,978,494) ............................... 21,978,633
Total Long-Term Investments — 144.4%
(Cost: $905,554,785) .............................. 916,830,826
Shares
Shares
Short-Term Securities — 22.4%
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(f)*
................... 2,040,583 2,040,583
Total Money Market Funds — 0.3%
(Cost: $2,040,583) ............................... 2,040,583
Par (000)
Pa r (000)
U.S. Treasury Obligations — 22.1%
U.S. Treasury Bills
(g)
:
0.03%, 04/01/21 .................. 39,596 39,596,000
0.03%, 04/06/21 .................. 1,133 1,132,999
0.03%, 04/08/21 .................. 6,860 6,859,993
0.04%, 04/13/21 .................. 254 254,000
0.03%, 04/15/21 .................. 7,249 7,248,965
0.03%, 04/20/21 .................. 4,879 4,878,955
0.03%, 04/27/21 .................. 638 637,993
0.01%, 05/11/21 .................. 73,266 73,264,982
0.03%, 09/23/21 .................. 3,877 3,876,458
0.04%, 12/02/21 .................. 1,334 1,333,660
0.04%, 12/30/21 .................. 786 785,702
Total U.S. Treasury Obligations — 22.1%
(Cost: $139,869,979) .............................. 139,869,707
Total Short-Term Securities — 22.4%
(Cost: $141,910,562) .............................. 141,910,290
Total Options Purchased — 0.0%
(Cost: $236,322) ................................. 222,738
Total Investments Before Options Written and TBA Sale
Commitments — 166.8%
(Cost: $1,047,701,669 ) ............................ 1,058,963,854
Total Options Written — (0.0)%
(Premium Received — $263,241) ..................... (251,528)
TBA Sale Commitments — (13.8)%
(d)
Mortgage-Backed Securities — (13.8)%
Government National Mortgage Association:
2.00% ,  04/15/51 .................. 22,581 (22,799,754)
2.50% ,  04/15/51 .................. 14,964 (15,439,808)
4.50% ,  04/15/51 .................. 9,500 (10,274,844)
Uniform Mortgage-Backed Securities:
2.00% ,  04/25/51 - 05/25/51 ........... 12,049 (12,025,463)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% ,  04/25/51 - 05/25/51 ........... USD 20,238 $ (21,083,084)
3.50% ,  04/25/51 - 05/25/51 ........... 728 (769,149)
4.00% ,  04/25/51 - 05/25/51 ........... 4,788 (5,137,374)
Total TBA Sale Commitments — (13.8)%
(Proceeds: $87,723,121) ........................... (87,529,476)
Total Investments Net of Options Written and TBA Sale
Commitments — 153.0%
(Cost: $959,715,307 ) .............................. 971,182,850
Liabilities in Excess of Other Assets — (53.0)% ............ (336,503,894)
Net Assets — 100.0% ............................... $ 634,678,956
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Amount is less than 500.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,225,583 $ — $ (1,185,000) $ — $ — $ 2,040,583 2,040,583 $ 645 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock GNMA Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5 Year Note .................................................... 336 06/30/21 $ 41,480 $ (488,753)
Short Contracts
90-day Eurodollar ......................................................... 10 06/14/21 2,496 (640)
U.S. Treasury 10 Year Note ................................................... 375 06/21/21 49,143 174,583
U.S. Treasury 10 Year Ultra Note ............................................... 25 06/21/21 3,597 108,485
U.S. Treasury Long Bond .................................................... 31 06/21/21 4,800 181,702
U.S. Treasury Ultra Bond .................................................... 12 06/21/21 2,183 95,656
U.S. Treasury 2 Year Note .................................................... 143 06/30/21 31,566 1,809
90-day Eurodollar ......................................................... 10 09/13/21 2,495 (140)
90-day Eurodollar ......................................................... 10 12/13/21 2,493 (2,201)
90-day Eurodollar ......................................................... 10 03/14/22 2,494 (1,590)
90-day Eurodollar ......................................................... 5 06/13/22 1,246 55
90-day Eurodollar ......................................................... 5 09/19/22 1,245 1,556
90-day Eurodollar ......................................................... 5 12/19/22 1,244 556
90-day Eurodollar ......................................................... 5 03/13/23 1,243 868
560,699
$ 71,946
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 12,000 $ 222,738
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 130 04/23/21 USD 124.50 USD 13,000 $ (5,078)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1.03% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 1.03 % USD 9,700 $ (33,375)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 2,400 (42,114)
(75,489)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.03% Semi-Annual Deutsche Bank AG 06/02/21 1.03 USD 9,700 (72,876)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
18
Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 % USD 2,400 $ (98,085)
(170,961)
$ (246,450)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 1,048 $ 755 $ — $ 755
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 1,048 (292) — (292)
2.66% Semi-Annual 3 month LIBOR Quarterly 02/06/23 USD 12,000 (575,514) — (575,514)
2.87% Semi-Annual 3 month LIBOR Quarterly 03/23/23 USD 9,600 (497,042) — (497,042)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 179 4,534 — 4,534
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (4,247) — (4,247)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 2,000 (209,039) — (209,039)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 41 3,590 — 3,590
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (3,439) — (3,439)
$ (1,280,694) $ — $ (1,280,694)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.06%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.01
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 8,879 $ (1,289,573) $ —
Options Written ................................................... N/A N/A 52,979 (41,266) (251,528)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock GNMA Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 565,270 $ — $ 565,270
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 222,738 — 222,738
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 8,879 — 8,879
$ — $ — $ — $ — $ 796,887 $ — $ 796,887
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 493,324 — 493,324
Options written
(b)
Options written at value ..................... — — — — 251,528 — 251,528
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,289,573 — 1,289,573
$ — $ — $ — $ — $ 2,034,425 $ — $ 2,034,425
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended March 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 3,351,200 $ — $ 3,351,200
Options purchased
(a)
.................... — — — — 911,841 — 911,841
Options written ........................ — — — — 196,137 — 196,137
Swaps .............................. — — — — (298,233) — (298,233)
$ — $ — $ — $ — $ 4,160,945 $ — $ 4,160,945
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 188,190 — 188,190
Options purchased
(b)
.................... — — — — (44,005) — (44,005)
Options written ........................ — — — — (105,107) — (105,107)
Swaps .............................. — — — — 468,375 — 468,375
$ — $ — $ — $ — $ 507,453 $ — $ 507,453
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 50,777,023
Average notional value of contracts — short ................................................................................. 107,370,187
Options:
Average value of option contracts written ................................................................................... 2,539
Average notional value of swaption contracts purchased ......................................................................... 22,050,000
Average notional value of swaption contracts written ........................................................................... 12,100,000
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 24,867,531
Average notional value — receives fixed rate ................................................................................ 1,267,531

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
20
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 127,756 $ 100,348
Options
(a)(b)
........................................................................................ 222,738 251,528
Swaps — Centrally cleared ............................................................................. 3,174 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 353,668 $ 351,876
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(130,930) (105,426)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 222,738 $ 246,450
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Deutsche Bank AG ............................... $ 222,738 $ (222,738) $ — $ — $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)
Deutsche Bank AG ............................... $ 246,450 $ (222,738) $ — $ — $ 23,712
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock GNMA Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Non-Agency Mortgage-Backed Securities ........................ $ — $ 930,079 $ — $ 930,079
U.S. Government Sponsored Agency Securities .................... — 891,819,135 2,102,979 893,922,114
U.S. Treasury Obligations ................................... — 21,978,633 — 21,978,633
Short-Term Securities:
Money Market Funds ...................................... 2,040,583 — — 2,040,583
U.S. Treasury Obligations ................................... — 139,869,707 — 139,869,707
Options Purchased:
Interest rate contracts ...................................... — 222,738 — 222,738
Liabilities:
Investments:
TBA Sale Commitments .................................... — (87,529,476) — (87,529,476)
$ 2,040,583 $ 967,290,816 $ 2,102,979 $ 971,434,378
Derivative Financial Instruments
(a)
Assets:
Interest rate contracts ....................................... $ 565,270 $ 8,879 $ — $ 574,149
Liabilities:
Interest rate contracts ....................................... (498,402) (1,536,023) — (2,034,425)
$ 66,868 $ (1,527,144) $ — $ (1,460,276)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 6.2%
AIG CLO Ltd., Series 2019-2A, Class A,
(LIBOR USD 3 Month + 1.36%), 1.58%,
10/25/32
(a)(b)
.................... USD 3,000 $ 3,004,715
AIMCO CLO 10 Ltd., Series 2019-10A, Class
D, (LIBOR USD 3 Month + 3.55%), 3.77%,
07/22/32
(a)(b)
.................... 750 752,086
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 646 655,675
Series 2018-A, Class A, 3.85%, 04/25/58
(c)
1,673 1,676,776
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
2,547 2,571,995
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
2,511 2,541,846
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
2,219 2,216,364
Series 2019-E, Class A, 3.00%, 09/25/59
(d)
2,059 2,068,645
Series 2019-E, Class B, 4.88%, 09/25/59
(d)
280 275,043
Series 2019-E, Class C, 0.00%, 09/25/59 622 416,370
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.37%,
10/21/28
(a)(b)
.................... 1,000 999,344
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,000 2,998,474
ALM XVIII Ltd., Series 2016-18A, Class CR,
(LIBOR USD 3 Month + 3.00%), 3.24%,
01/15/28
(a)(b)
.................... 1,325 1,325,045
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (LIBOR USD 3 Month +
2.25%), 2.45%, 04/15/34
(a)(b)(c)
........ 1,000 1,000,000
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 ... 1,000 994,376
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/28/31 ... 1,000 965,739
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
3.42%, 10/13/30
(a)(b)
............... 1,000 993,746
Anchorage Capital Europe CLO 2 DAC
(a)
:
Series 2X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/31 ......... EUR 140 161,608
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 0.00%, 04/15/34 ......... 140 160,894
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)
................ 100 114,104
Apidos CLO XV, Series 2013-15A, Class CRR,
(LIBOR USD 3 Month + 1.85%), 2.07%,
04/20/31
(a)(b)
.................... USD 500 501,121
Apidos CLO XX
(a)(b)
:
Series 2015-20A, Class BRR, (LIBOR USD
3 Month + 1.95%), 2.17%, 07/16/31 .. 1,000 1,000,251
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.17%, 07/16/31 ... 1,500 1,489,534
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.17%,
04/20/31
(a)(b)
.................... 500 496,810
Apidos CLO XXIX, Series 2018-29A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.12%,
07/25/30
(a)(b)
.................... 1,000 999,370
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.62%,
01/20/33
(a)(b)
.................... 500 501,087
Ares XLIV CLO Ltd., Series 2017-44A, Class
C, (LIBOR USD 3 Month + 3.45%), 3.69%,
10/15/29
(a)(b)
.................... 1,000 999,988
Ares XLIX CLO Ltd., Series 2018-49A, Class
D, (LIBOR USD 3 Month + 3.00%), 3.22%,
07/22/30
(a)(b)
.................... 1,000 990,390
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 ... USD 250 $ 249,592
Series 2015-4A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.89%, 10/15/30 ... 1,000 974,564
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.22%, 01/23/31
(a)(b)
... 500 500,127
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
..................... EUR 260 284,241
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 3.15%), 3.33%,
11/20/30
(a)(b)
.................... USD 1,000 1,000,976
Battalion CLO 17 Ltd.
(a)(b)
:
Series 2021-17A, Class C, (LIBOR USD 3
Month + 2.10%), 2.29%, 03/09/34 ... 1,000 998,255
Series 2021-17A, Class D, (LIBOR USD 3
Month + 3.25%), 3.44%, 03/09/34 ... 1,000 976,180
Battalion CLO X Ltd., Series 2016-10A, Class
CR2, (LIBOR USD 3 Month + 3.45%),
3.57%, 01/25/35
(a)(b)
............... 1,000 989,347
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.17%,
04/20/32
(a)(b)
.................... 1,000 1,000,172
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 0.41%, 06/25/47
(a)
... 3,300 3,113,718
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
............... EUR 100 114,338
Buttermilk Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 3.10%),
3.34%, 10/15/31
(a)(b)
............... USD 1,000 1,000,115
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)
..................... EUR 100 111,600
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)
................ 100 110,951
CIFC Funding 2013-II Ltd., Series 2013-2A,
Class A3LR, (LIBOR USD 3 Month +
1.95%), 2.18%, 10/18/30
(a)(b)
......... USD 500 499,384
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class CRR, (LIBOR USD 3
Month + 1.90%), 2.11%, 04/27/31 ... 1,000 999,158
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 3.01%, 04/27/31 ... 1,000 988,124
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/30 ... 1,000 994,363
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.17%, 10/21/31 ... 1,000 1,003,606
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.02%, 10/21/31 ... 1,000 1,002,450
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.72%, 04/23/29 ... 1,000 998,198
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/16/30 ... 1,500 1,497,837
Cook Park CLO Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 1.75%), 1.97%,
04/17/30
(a)(b)
.................... 1,250 1,248,385
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.89%, 04/15/29
(a)(b)
............... 1,300 1,300,770
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class DR, (LIBOR USD 3 Month + 3.10%),
3.29%, 08/15/31
(a)(b)
............... 1,000 995,492

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
2.49%, 07/15/30
(a)(b)
............... USD 2,000 $ 2,000,533
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.97%,
01/16/32
(a)(b)
.................... 1,000 1,000,499
Dryden 76 CLO Ltd., Series 2019-76A, Class
D1, (LIBOR USD 3 Month + 3.85%), 4.07%,
10/20/32
(a)(b)
.................... 750 754,062
Dryden 86 CLO Ltd., Series 2020-86A, Class
C, (LIBOR USD 3 Month + 2.80%), 3.02%,
07/17/30
(a)(b)
.................... 1,500 1,506,948
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.12%,
01/20/30
(a)(b)
.................... 763 760,333
Elmwood CLO IV Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.15%), 3.39%,
04/15/33
(a)(b)
.................... 1,000 1,001,995
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.89%, 11/16/32 ... 1,000 1,001,108
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.09%, 11/16/32 ... 1,500 1,509,542
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
07/15/31
(a)(b)
.................... 500 494,950
Gilbert Park CLO Ltd., Series 2017-1A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.19%,
10/15/30
(a)(b)
.................... 1,000 993,364
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/20/30
(a)(b)
... 1,000 1,001,179
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 10/20/32
(a)(b)
... 1,000 1,005,509
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.88%, 12/15/34 ............... GBP 100 116,492
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.16%, 03/15/36
(e)
.............. 100 113,045
Greywolf CLO II Ltd., Series 2013-1A, Class
CR, (LIBOR USD 3 Month + 3.05%), 3.29%,
10/15/29
(a)(b)
.................... USD 1,000 974,513
Greywolf CLO III Ltd., Series 2020-3RA, Class
CR, (LIBOR USD 3 Month + 3.35%), 3.57%,
04/15/33
(a)(b)
.................... 1,000 996,798
Greywolf CLO V Ltd.
(a)(b)
:
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.22%, 01/27/31 ... 500 499,572
Series 2015-1A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.22%, 01/27/31 ... 1,700 1,653,532
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.32%, 07/28/31
(a)(b)
............... 1,000 998,080
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 ... 3,000 3,007,784
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 ... 2,000 2,011,420
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
..................... EUR 330 370,507
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)
.................... 100 114,338
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
..................... EUR 100 $ 115,828
Kayne CLO 5 Ltd., Series 2019-5A, Class D,
(LIBOR USD 3 Month + 3.80%), 4.02%,
07/24/32
(a)(b)
.................... USD 500 501,298
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)(c)
.... 2,457 2,464,777
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
.................... 1,000 1,006,239
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
..................... EUR 100 113,203
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 0.25%, 05/25/37
(a)
.... USD 3,174 2,888,167
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 2.22%, 04/22/29
(a)(b)
......... 1,000 998,777
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.42%, 10/17/30
(a)(b)
........ 1,000 1,001,307
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/27 ... 500 499,188
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.12%, 10/17/27 ... 2,000 1,984,479
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (LIBOR USD 3
Month + 1.95%), 0.00%, 04/20/31
(a)(b)
... 1,000 1,000,000
Neuberger Berman Loan Advisers CLO 40
Ltd.
(a)(b)
:
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.94%, 04/16/33 ... 1,000 996,006
Series 2021-40A, Class D, (LIBOR USD 3
Month + 2.75%), 2.94%, 04/16/33 ... 1,000 985,650
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)
.... EUR 100 114,925
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
0.00%, 03/15/34
(a)
................ 300 344,774
OCP CLO Ltd.
(a)(b)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.12%, 04/26/31 ... USD 1,000 959,703
Series 2020-18A, Class D, (LIBOR USD 3
Month + 4.33%), 4.55%, 04/20/30 ... 250 250,346
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 148 167,260
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 100 111,732
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.47%, 10/24/30
(a)(b)
........ USD 1,000 1,001,332
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.32%, 01/24/33
(a)(b)
......... 2,000 1,990,979
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 1.97%, 07/25/30
(a)(b)
......... 1,000 995,188
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class D, (LIBOR USD 3 Month + 3.75%),
3.97%, 10/22/32
(a)(b)
............... 1,000 1,004,895

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.17%, 01/20/32
(a)(b)
............... USD 500 $ 496,608
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
.... 1,075 1,063,663
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30
(a)
.... EUR 158 184,414
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30
(a)
... 100 117,348
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/31 ... USD 2,000 2,002,123
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.97%, 07/20/30 ... 1,750 1,724,061
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 07/16/31 ... 1,000 1,001,488
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.84%, 11/14/32 ... 1,000 1,005,307
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.94%, 11/14/32 ... 1,000 1,005,410
Series 2020-1A, Class C, (LIBOR USD 3
Month + 3.00%), 3.22%, 04/20/29 ... 1,000 1,000,328
Palmer Square Loan Funding Ltd., Series
2019-3A, Class A2, (LIBOR USD 3 Month +
1.60%), 1.78%, 08/20/27
(a)(b)
......... 1,500 1,500,250
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.04%, 05/15/32
(a)(b)
... 1,500 1,500,369
Pikes Peak CLO 3, Series 2019-3A, Class CR,
(LIBOR USD 3 Month + 2.12%), 2.34%,
04/25/30
(a)(b)
.................... 1,000 998,370
Pikes Peak CLO 7
(a)(b)(c)
:
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.20%), 2.39%, 02/25/34 ... 1,000 1,000,500
Series 2021-7A, Class D, (LIBOR USD 3
Month + 3.40%), 3.59%, 02/25/34 ... 1,000 1,001,500
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.39%,
07/15/31
(a)(b)
.................... 1,000 997,447
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 3,039,723
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.04%,
02/15/35
(a)
..................... EUR 100 114,631
Regata XII Funding Ltd., Series 2019-1A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.99%,
10/15/32
(a)(b)
.................... USD 1,000 1,004,675
Regatta VII Funding Ltd., Series 2016-1A,
Class DR, (LIBOR USD 3 Month + 2.75%),
2.94%, 12/20/28
(a)(b)
............... 1,000 986,029
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/33 ... 1,000 1,005,464
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 ... 1,000 1,008,079
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 3.44%,
01/18/34
(a)(b)
.................... 1,000 996,957
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.09%, 04/15/29 ... 1,000 999,310
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 2.10%), 0.00%, 04/20/34 ... 1,000 1,000,000
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.09%, 10/15/29 ... 500 495,817
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.41%, 10/20/30 ... USD 1,500 $ 1,500,376
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/20/31 ... 500 500,038
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/31 ... 2,000 1,990,255
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 0.00%, 04/20/34
(a)
.......... EUR 100 114,925
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.12%, 04/20/29
(a)(b)
............... USD 2,000 2,000,634
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
D, (LIBOR USD 3 Month + 3.05%), 3.27%,
10/26/29
(a)(b)
.................... 2,300 2,287,037
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
C, (LIBOR USD 3 Month + 2.00%), 2.22%,
04/20/33
(a)(b)
.................... 1,250 1,248,844
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.72%, 07/25/35
(a)
................ EUR 200 229,849
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.72%, 07/20/32
(a)(b)
............... USD 1,000 1,001,284
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.97%, 01/16/32
(a)(b)
............... 1,750 1,758,704
TCW CLO AMR Ltd., Series 2019-1A, Class
C, (LIBOR USD 3 Month + 1.89%), 2.09%,
02/15/29
(a)(b)
.................... 1,500 1,498,539
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.26%, 07/29/29 ... 1,000 998,143
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.36%, 07/29/29 ... 1,000 1,000,135
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 3.40%), 3.62%, 04/25/31 ... 1,000 1,000,507
Series 2021-1A, Class D2, (LIBOR USD 3
Month + 3.88%), 3.99%, 03/18/34 ... 2,000 1,999,964
TICP CLO IX Ltd., Series 2017-9A, Class D,
(LIBOR USD 3 Month + 2.90%), 3.12%,
01/20/31
(a)(b)
.................... 1,000 999,989
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.37%,
07/17/31
(a)(b)
.................... 1,050 1,050,311
TICP CLO VI Ltd., Series 2016-6A, Class DR2,
(LIBOR USD 3 Month + 2.90%), 3.04%,
01/15/34
(a)(b)
.................... 1,100 1,094,490
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.32%,
10/20/30
(a)(b)
.................... 1,000 1,000,102
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/20/31 ... 600 600,783
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.27%, 10/20/31 ... 1,050 1,050,119
TICP CLO XV Ltd.
(a)(b)
:
Series 2020-15A, Class A, (LIBOR USD 3
Month + 1.28%), 1.50%, 04/20/33 ... 3,500 3,509,620
Series 2020-15A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 04/20/33 ... 1,000 1,002,604
Trestles CLO III Ltd., Series 2020-3A, Class
B1, (LIBOR USD 3 Month + 1.85%), 2.07%,
01/20/33
(a)(b)
.................... 1,000 1,003,825

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 1.80%), 2.02%,
07/20/30
(a)(b)
.................... USD 500 $ 499,347
Westcott Park CLO Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.47%,
07/20/28
(a)(b)
.................... 500 500,204
York CLO 1 Ltd., Series 2014-1A, Class DRR,
(LIBOR USD 3 Month + 3.01%), 3.23%,
10/22/29
(a)(b)
.................... 1,750 1,732,877
Total Asset-Backed Securities — 6.2%
(Cost: $160,569,610) ............................. 161,628,871
Shares
Shares
Common Stocks — 0.7%
Banks — 0.4%
ABN AMRO Bank NV, CVA
(b)(e)
.......... 48,542 589,297
Banco Bilbao Vizcaya Argentaria SA ...... 103,620 539,980
Barclays plc ...................... 276,366 707,751
HSBC Holdings plc ................. 294,602 1,717,140
ING Groep NV ..................... 165,111 2,016,680
Intesa Sanpaolo SpA ................ 225,738 611,654
Lloyds Banking Group plc ............. 1,092,913 641,130
Nordea Bank Abp .................. 156,486 1,542,991
Societe Generale SA ................ 51,372 1,343,113
9,709,736
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
............... 234 9,840
Capital Markets — 0.1%
Credit Suisse Group AG (Registered)
(e)
.... 106,219 1,123,730
Chemicals — 0.0%
Atotech Ltd.
(e)
..................... 11,494 232,754
Diversey Holdings Ltd.
(e)
.............. 9,290 136,656
Element Solutions, Inc. ............... 20,170 368,909
738,319
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(c)(e)
............. 1,227 147
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(e)
......... 11,326 173,967
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 48,333 38,666
Consumer Finance — 0.0%
Arrow Global Group plc
(e)
............. 32,271 135,691
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA .................. 454,804 261,523
Electrical Equipment — 0.0%
Sensata Technologies Holding plc
(e)
...... 4,388 254,285
Entertainment — 0.0%
Live Nation Entertainment, Inc.
(e)
........ 2,488 210,609
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 10,711 454,468
VICI Properties, Inc. ................. 25,651 724,384
1,178,852
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.
(c)(e)
......... 3,880 4
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.0%
(e)
Avantor, Inc. ...................... 16,654 $ 481,800
PPD, Inc. ........................ 3,802 143,868
625,668
Machinery — 0.0%
Ameriforge Group, Inc.
(e)
.............. 283 6,226
Marine — 0.0%
Projector SA
(c)(e)
.................... 1,227 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(e)
.... 76,920 138,456
Telenet Group Holding NV ............. 9,318 377,704
516,160
Metals & Mining — 0.0%
Constellium SE, Class A
(e)
............. 32,586 479,014
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.
(e)
........... 1,004 24,156
Energy Transfer LP ................. 54,331 417,262
Enterprise Products Partners LP ......... 21,758 479,111
Extraction Oil & Gas, Inc.
(e)
............ 7,209 259,091
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $122,710)
(e)(f)
................ 3,504 123,100
Kinder Morgan, Inc. ................. 32,057 533,749
Plains All American Pipeline LP ......... 51,526 468,887
Targa Resources Corp. ............... 4,717 149,765
Williams Cos., Inc. (The) .............. 21,917 519,214
2,974,335
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.
(e)
............. 11,339 359,900
Professional Services — 0.0%
NMG, Inc.
(e)
....................... 1,905 134,303
Road & Rail — 0.0%
Uber Technologies, Inc.
(e)
............. 2,700 147,177
Software — 0.0%
Avaya Holdings Corp.
(e)
............... 12 336
Total Common Stocks — 0.7%
(Cost: $17,139,760) .............................. 19,078,488
Par (000)
Par (000)
Corporate Bonds — 50.5%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 ................. USD 524 549,765
5.75%, 03/15/22 ................. 373 388,853
6.00%, 10/15/22 ................. 162 162,000
6.13%, 01/15/23 ................. 453 471,686
7.50%, 12/01/24 ................. 263 262,671
7.50%, 03/15/25 ................. 836 822,415
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 ................. 247 255,028
4.13%, 06/30/28 ................. 82 83,025
4.13%, 04/15/29 ................. 166 168,282
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
349 349,768
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 266 279,465
Raytheon Technologies Corp., 4.63%, 11/16/48 120 143,570
Rolls-Royce plc:
0.88%, 05/09/24 ................. EUR 100 112,962
4.63%, 02/16/26 ................. 351 443,518

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.75%, 10/15/27 ................. GBP 700 $ 1,048,051
5.75%, 10/15/27
(b)
................ USD 645 686,312
1.63%, 05/09/28 ................. EUR 200 213,692
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 ................. USD 84 85,680
4.00%, 03/01/28 ................. 221 224,739
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 233 246,397
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 28 31,486
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 1,795 1,954,755
6.25%, 03/15/26
(b)
................ 3,607 3,824,141
6.38%, 06/15/26 ................. 365 377,319
4.63%, 01/15/29
(b)
................ 152 149,880
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 923 1,038,560
14,374,020
Airlines — 0.9%
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ 773 956,193
5.50%, 04/20/26 ................. 493 513,060
5.75%, 04/20/29 ................. 783 832,613
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)(g)
... 4,317 4,523,321
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 ................. 387 445,808
4.50%, 10/20/25 ................. 142 151,570
4.75%, 10/20/28 ................. 490 532,824
Deutsche Lufthansa AG:
2.88%, 02/11/25 ................. EUR 1,000 1,164,212
3.75%, 02/11/28 ................. 900 1,054,111
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 336 357,034
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(h)
................ EUR 300 337,797
0.50%, 07/04/23 ................. 300 335,979
2.75%, 03/25/25 ................. 1,000 1,156,525
1.50%, 07/04/27 ................. 300 314,840
3.75%, 03/25/29 ................. 700 805,334
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 982 1,076,518
Singapore Airlines Ltd., 1.63%, 12/03/25
(h)
.. SGD 1,000 896,149
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
USD 81 91,666
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 875 907,812
Series 2020-1, Class A, 5.88%, 10/15/27
(g)
5,133 5,690,745
22,144,111
Auto Components — 0.8%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 190 210,900
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 228 249,278
3.75%, 01/30/31 ................. 509 493,094
Clarios Global LP:
6.75%, 05/15/25
(b)
................ 657 702,793
4.38%, 05/15/26 ................. EUR 1,100 1,335,119
6.25%, 05/15/26
(b)
................ USD 850 902,734
8.50%, 05/15/27
(b)
................ 2,814 3,028,567
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 387 408,285
Faurecia SE:
3.75%, 06/15/28 ................. EUR 327 406,922
2.38%, 06/15/29 ................. 462 551,269
Goodyear Europe BV, 3.75%, 12/15/23 ... 400 469,418
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. USD 241 270,354
5.63%, 04/30/33 ................. 304 304,000
Icahn Enterprises LP:
6.25%, 02/01/22 ................. 38 38,048
Security
Par (000)
Par (000) Value
Auto Components (continued)
4.75%, 09/15/24 ................. USD 93 $ 96,574
6.38%, 12/15/25 ................. 125 129,063
5.25%, 05/15/27 ................. 328 338,660
4.38%, 02/01/29
(b)
................ 454 443,653
IHO Verwaltungs GmbH
(i)
:
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25 .................... EUR 500 596,646
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 900 1,086,939
Schaeffler AG, 3.38%, 10/12/28 ........ 700 896,822
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... USD 139 155,986
ZF Europe Finance BV:
2.00%, 02/23/26 ................. EUR 500 590,748
2.50%, 10/23/27 ................. 700 839,783
3.00%, 10/23/29 ................. 1,700 2,078,880
ZF Finance GmbH:
3.00%, 09/21/25 ................. 1,200 1,483,808
2.75%, 05/25/27 ................. 500 605,980
3.75%, 09/21/28 ................. 1,500 1,917,318
20,631,641
Automobiles — 0.6%
Ferrari NV, 1.50%, 05/27/25 .......... 400 488,385
Ford Motor Co.:
8.50%, 04/21/23 ................. USD 238 265,370
4.35%, 12/08/26 ................. 30 31,612
4.75%, 01/15/43 ................. 104 104,770
5.29%, 12/08/46 ................. 75 78,845
Jaguar Land Rover Automotive plc:
7.75%, 10/15/25
(b)
................ 200 216,794
4.50%, 01/15/26 ................. EUR 600 721,985
6.88%, 11/15/26 ................. 600 794,236
Nissan Motor Co. Ltd.:
3.20%, 09/17/28 ................. 500 653,897
4.81%, 09/17/30
(b)(g)
............... USD 4,175 4,579,083
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
.......... EUR 1,800 2,103,054
Renault SA:
1.25%, 06/24/25 ................. 500 572,184
2.38%, 05/25/26 ................. 600 711,655
Stellantis NV:
3.88%, 01/05/26 ................. 600 809,159
4.50%, 07/07/28 ................. 400 583,500
Tesla, Inc., 5.30%, 08/15/25
(b)
......... USD 490 508,424
Volvo Car AB, 2.50%, 10/07/27 ........ EUR 1,617 2,034,379
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 162 173,542
15,430,874
Banks — 6.0%
AIB Group plc
(a)(j)
:
(EUR Swap Annual 5 Year + 5.70%), 5.25% EUR 400 493,120
(EUR Swap Annual 5 Year + 6.63%), 6.25% 5,400 7,100,646
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 5.66%), 5.87%
(a)(j)
. 1,200 1,497,796
Banco de Credito del Peru, 2.70%, 01/11/25 USD 638 656,343
Banco de Credito e Inversiones SA, 3.50%,
10/12/27 ..................... 1,205 1,289,727
Banco de Sabadell SA:
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(a)(j)
.................... EUR 400 476,024
5.63%, 05/06/26 ................. 300 408,965
(EUR Swap Annual 5 Year + 5.10%),
5.37%, 12/12/28
(a)
.............. 300 383,033
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30
(a)
.............. 1,900 2,166,857

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31
(a)
.............. EUR 1,000 $ 1,160,973
Banco General SA, 4.13%, 08/07/27 ..... USD 1,179 1,256,740
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa:
4.13%, 06/06/24 ................. 653 696,057
4.38%, 04/11/27 ................. 170 181,263
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26 ................ 1,248 1,290,120
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand,
5.38%, 04/17/25
(b)
............... 1,149 1,290,097
Banco Santander SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.80%), 6.75% EUR 3,000 3,705,263
(EUR Swap Annual 5 Year + 4.53%), 4.37% 3,200 3,851,147
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(j)
..................... USD 2,147 2,256,363
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 3,862 3,888,551
Bank Negara Indonesia Persero Tbk. PT,
3.75%, 03/30/26 ................ 2,295 2,317,950
Bank of America Corp.:
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 530 555,541
Series L, 4.18%, 11/25/27
(g)
......... 2,000 2,224,141
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 850 892,269
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 985 904,309
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(j)
.... 1,122 1,156,712
Bank of East Asia Ltd. (The)
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ...................... 1,727 1,843,033
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ...................... 2,577 2,763,027
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.12%, 09/19/27
(a)
........ 1,000 1,020,080
Barclays plc
(a)
:
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(j)
.. GBP 4,800 7,444,572
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(j)
..................... USD 800 873,600
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(j)
.. GBP 500 755,645
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42 ............... USD 4,606 4,512,210
BBVA Bancomer SA, 4.38%, 04/10/24 .... 650 704,113
BNP Paribas SA
(a)(j)
:
(LIBOR USD 6 Month + 0.08%), 0.28% . 420 359,226
(USD Swap Semi 5 Year + 5.15%), 7.37% 1,000 1,160,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(b)
..................... 200 197,400
Burgan Bank SAK
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.01%),
5.75%
(j)
..................... 256 253,360
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%),
2.75%, 12/15/31 ............... USD 1,175 $ 1,092,750
CaixaBank SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.22%), 6.37% EUR 1,800 2,291,592
(EUR Swap Annual 5 Year + 6.50%), 6.75% 2,000 2,594,951
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,200 2,718,534
CBQ Finance Ltd., 3.25%, 06/13/21 ...... USD 1,173 1,177,032
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(j)
.............. 250 261,406
Citigroup, Inc., 4.30%, 11/20/26 ........ 500 557,737
Commercial Bank PSQC (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.50%
(a)(j)
........... 2,675 2,647,414
Commerzbank AG:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(a)(j)
.................... EUR 4,000 5,015,347
4.00%, 03/23/26 ................. 150 195,355
(EUR Swap Annual 5 Year + 6.74%),
6.50%
(a)(j)
.................... 1,000 1,322,220
Credit Agricole SA
(a)(j)
:
(USD Swap Semi 5 Year + 4.90%), 7.88% USD 4,500 5,045,625
(GBP Swap 5 Year + 4.54%), 7.50% ... GBP 300 487,578
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(j)
.............. USD 995 1,018,320
Doha Finance Ltd., 2.38%, 03/31/26 ..... 1,150 1,149,641
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(j)
........... 257 273,625
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(j)
.......... 2,080 1,835,475
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(j)
............... 200 197,750
ING Groep NV, (USD Swap Rate 5 Year +
4.20%), 6.75%
(a)(j)
............... 1,425 1,553,250
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(j)
.................... EUR 5,400 7,749,811
5.15%, 06/10/30 ................. GBP 3,625 5,574,408
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(j)
.................... EUR 275 361,595
JPMorgan Chase & Co.:
3.63%, 12/01/27 ................. USD 300 325,972
Series W, (LIBOR USD 3 Month + 1.00%),
1.19%, 05/15/47
(a)
.............. 1,000 855,000
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(j)
..................... 2,250 2,366,016
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 534 544,513
Kookmin Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.64%),
4.35%
(a)(j)
.................... 300 316,219
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(j)
.............. 2,395 2,400,987
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.00%), 2.44%, 02/05/26
(a)
........ 200 207,128
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(j)
........... 681 697,812

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
National Westminster Bank plc
(a)(j)
:
Series C, (LIBOR USD 3 Month + 0.25%),
0.44% ...................... USD 300 $ 290,100
Series B, (LIBOR USD 6 Month + 0.25%),
0.50% ...................... 3,400 3,291,200
Natwest Group plc
(a)(j)
:
(USD Swap Semi 5 Year + 7.60%), 8.62% 995 1,018,631
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13% ... GBP 400 579,012
Nordea Bank Abp, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.11%), 6.63%
(a)(b)(j)
.............. USD 585 668,362
QNB Finance Ltd., 2.75%, 02/12/27 ...... 1,231 1,267,930
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(j)
........... 2,068 2,144,257
Santander UK Group Holdings plc, (GBP Swap
5 Year + 5.79%), 6.75%
(a)(j)
.......... GBP 800 1,195,246
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 0.00%, 01/25/23
(a)(h)
.... USD 100 98,050
Societe Generale SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)(b)(j)
.............. 3,400 3,497,750
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.66%), 6.00%
(a)(j)
.............. 600 651,810
Stichting AK Rabobank Certificaten, 2.19%
(d)(j)
EUR 3,945 5,990,989
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(j)
.................... USD 478 479,494
UniCredit SpA
(a)
:
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(j)
..................... EUR 400 510,038
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(j)
..................... 900 1,134,587
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(j)
..................... 6,000 8,320,307
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29 ............... 600 768,705
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29 ............... 1,400 1,643,832
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 400 477,974
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(j)
..................... 2,100 2,656,605
(EUR Swap Annual 5 Year + 4.75%),
4.37%, 07/12/29 ............... 1,000 1,275,532
Wells Fargo & Co., 5.38%, 11/02/43 ..... USD 500 625,439
Westpac Banking Corp., 2.96%, 11/16/40 .. 125 116,286
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(j)
.................... 718 750,310
156,273,782
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 04/15/48 ................. 750 858,585
4.44%, 10/06/48
(g)
................ 2,225 2,499,036
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 1,172 1,177,860
Coca-Cola Icecek A/S, 4.22%, 09/19/24 ... 250 255,234
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,925,860
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 493,518
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
111 113,220
7,323,313
Security
Par (000)
Par (000) Value
Biotechnology — 0.2%
AbbVie, Inc.:
2.80%, 03/15/23 ................. USD 1,012 $ 1,049,323
4.88%, 11/14/48 ................. 500 602,205
Cidron Aida Finco Sarl:
5.00%, 04/01/28 ................. EUR 839 996,194
6.25%, 04/01/28 ................. GBP 796 1,108,339
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 89 86,997
Grifols SA:
1.63%, 02/15/25 ................. EUR 200 234,540
3.20%, 05/01/25 ................. 1,000 1,178,639
5,256,237
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 206 215,799
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 331 332,484
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
101 108,701
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 419 446,235
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 334 351,051
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 513 551,475
Griffon Corp., 5.75%, 03/01/28 ......... 317 337,209
HT Troplast GmbH, 9.25%, 07/15/25 ..... EUR 292 372,819
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 200 211,500
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 150 159,375
4.63%, 12/15/25 ................. 72 72,900
4.88%, 12/15/27 ................. 23 23,783
Masonite International Corp.
(b)
:
5.75%, 09/15/26 ................. 25 26,000
5.38%, 02/01/28 ................. 53 56,246
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
432 452,736
Standard Industries, Inc.:
2.25%, 11/21/26 ................. EUR 297 353,126
5.00%, 02/15/27
(b)
................ USD 124 129,270
4.38%, 07/15/30
(b)
................ 273 275,457
3.38%, 01/15/31
(b)
................ 283 268,143
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 206 215,013
4,959,322
Capital Markets — 1.5%
Cerah Capital Ltd., 0.00%, 08/08/24
(h)(k)
... 1,300 1,309,664
Cindai Capital Ltd., 0.00%, 02/08/23
(h)(k)
... 900 913,090
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 241 252,672
Credit Suisse Group AG
(a)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(j)
1,700 1,797,512
(USD Swap Semi 5 Year + 4.60%), 7.50%
(j)
600 649,397
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(j)
.......................... 800 850,978
(USD Swap Semi 5 Year + 3.46%), 6.25%
(j)
2,700 2,872,049
(SOFR + 1.56%), 2.59%, 09/11/25
(b)(g)
.. 1,500 1,555,465
(USD Swap Rate 5 Year + 4.33%), 7.25%
(j)
600 650,880
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(j)
.................... 350 372,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(j)
.................... 1,890 1,908,900
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(b)(j)
.................... 640 600,000
Deutsche Bank AG, (SOFR + 2.76%), 3.73%,
01/14/32
(a)
.................... 3,450 3,345,234
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 256,439

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Huarong Finance 2019 Co. Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.98%),
4.25%
(a)(j)
.................... USD 255 $ 262,650
4.50%, 05/29/29 ................. 500 527,031
3.38%, 02/24/30 ................. 1,844 1,789,256
3.63%, 09/30/30 ................. 1,030 1,017,125
Huarong Finance Co. Ltd., 3.88%, 11/13/29 . 1,000 1,011,250
ICD Funding Ltd., 3.22%, 04/28/26 ...... 1,050 1,062,797
Intermediate Capital Group plc, 1.63%,
02/17/27 ..................... EUR 600 711,018
JAB Holdings BV, 3.38%, 04/17/35 ...... 100 145,813
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK),
08/15/24
(i)
.................... 753 896,224
MSCI, Inc.
(b)
:
3.63%, 09/01/30 ................. USD 142 144,393
3.88%, 02/15/31 ................. 40 40,850
Owl Rock Capital Corp.:
3.75%, 07/22/25 ................. 331 343,194
4.25%, 01/15/26 ................. 221 231,924
3.40%, 07/15/26 ................. 165 167,125
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 235 240,323
SBI Holdings, Inc., 0.00%, 09/13/23
(h)(k)
.... JPY 110,000 1,070,445
SURA Asset Management SA:
4.88%, 04/17/24 ................. USD 400 434,125
4.88%, 04/17/24 ................. 1,318 1,430,442
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(j)
......................... 4,250 4,192,625
UBS Group AG
(a)(j)
:
(USD Swap Semi 5 Year + 4.87%), 7.00% 4,500 5,130,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12% ...................... 400 423,702
38,607,342
Chemicals — 0.7%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 200 197,050
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 196 204,879
3.38%, 02/15/29 ................. 228 222,345
Blue Cube Spinco LLC, 10.00%, 10/15/25 .. 95 100,225
Braskem Netherlands Finance BV, 5.88%,
01/31/50 ..................... 529 530,071
CeramTec BondCo GmbH, 5.25%, 12/15/25 EUR 600 712,415
Chemours Co. (The):
4.00%, 05/15/26 ................. 400 474,432
5.75%, 11/15/28
(b)
................ USD 210 221,112
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,153 1,137,723
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 280 293,300
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 675 667,346
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 416 427,939
HB Fuller Co., 4.25%, 10/15/28 ........ 162 164,602
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 360 405,108
INEOS Finance plc:
2.13%, 11/15/25 ................. EUR 1,000 1,159,474
3.38%, 03/31/26 ................. 1,171 1,410,999
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 144 139,680
Kraton Polymers LLC, 5.25%, 05/15/26 ... EUR 645 777,946
Kronos International, Inc., 3.75%, 09/15/25 . 200 237,913
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 196 202,125
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 . EUR 500 642,053
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 . 1,396 1,684,156
Nouryon Holding BV, 6.50%, 10/01/26 .... 300 369,400
Security
Par (000)
Par (000) Value
Chemicals (continued)
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 21 $ 21,945
OCI NV:
3.13%, 11/01/24 ................. EUR 600 720,436
5.25%, 11/01/24
(b)
................ USD 200 208,000
3.63%, 10/15/25 ................. EUR 985 1,204,202
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48 ..................... USD 296 334,850
Pearl Holding III Ltd., 9.50%, 12/11/22 .... 1,000 302,470
PQ Corp., 5.75%, 12/15/25
(b)
.......... 447 458,175
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(b)
.................... 249 245,514
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29 ................ 824 919,275
Synthomer plc, 3.88%, 07/01/25 ........ EUR 100 122,182
Valvoline, Inc., 3.63%, 06/15/31
(b)
....... USD 2 1,935
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
.................... 200 206,375
17,127,652
Commercial Services & Supplies — 0.8%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
367 372,964
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 2,117 2,245,036
9.75%, 07/15/27 ................. 1,498 1,643,606
APX Group, Inc.:
7.88%, 12/01/22 ................. 93 93,349
8.50%, 11/01/24 ................. 76 78,850
6.75%, 02/15/27
(b)
................ 458 491,306
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................ 435 445,331
6.38%, 05/01/25
(b)
................ 245 259,700
4.75%, 06/01/26 ................. 158 162,424
5.00%, 02/01/28
(b)
................ 245 254,249
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 59,150
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 215 226,825
5.13%, 07/15/29 ................. 192 203,833
Covanta Holding Corp., 5.00%, 09/01/30 .. 151 152,510
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. 355 355,000
9.50%, 11/01/27 ................. 352 389,618
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 86 88,580
3.75%, 08/01/25 ................. 884 897,260
8.50%, 05/01/27 ................. 320 352,400
4.00%, 08/01/28 ................. 483 467,302
3.50%, 09/01/28 ................. 162 157,140
GLP China Holdings Ltd., 2.95%, 03/29/26 . 1,670 1,662,579
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 259 271,626
Intrum AB:
3.13%, 07/15/24 ................. EUR 500 586,402
4.88%, 08/15/25 ................. 607 742,971
3.50%, 07/15/26 ................. 251 293,400
ISS Global A/S, 1.50%, 08/31/27 ....... 100 120,318
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 358 364,265
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 426 447,832
5.88%, 10/01/30 ................. 429 464,929
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. 320 341,328
5.75%, 04/15/26 ................. 156 168,800
6.25%, 01/15/28 ................. 149 155,107
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 97 95,787
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................ EUR 900 1,095,009

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25 ................ EUR 1,500 $ 1,735,303
Verisure Holding AB:
3.50%, 05/15/23 ................. 200 236,817
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 500 597,197
3.88%, 07/15/26 ................. 326 394,096
3.25%, 02/15/27 ................. 601 710,079
Verisure Midholding AB, 5.25%, 02/15/29 .. 633 766,816
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 523 535,421
21,182,515
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 880 934,177
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 ................. 276 281,534
5.00%, 03/15/27 ................. 278 275,395
CommScope, Inc.
(b)
:
6.00%, 03/01/26 ................. 357 376,165
8.25%, 03/01/27 ................. 48 51,360
7.13%, 07/01/28 ................. 224 237,906
Nokia OYJ:
2.00%, 03/15/24 ................. EUR 200 243,916
4.38%, 06/12/27 ................. USD 611 647,660
6.63%, 05/15/39 ................. 79 97,214
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 417 437,398
6.50%, 07/15/28 ................. 523 550,750
Xiaomi Best Time International Ltd.:
0.00%, 12/17/27
(h)(k)
............... 300 318,750
3.38%, 04/29/30
(b)
................ 400 395,125
4,847,350
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 422 425,292
Delhi International Airport Ltd., 6.13%, 10/31/26 250 254,922
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 97,242
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(j)
........... EUR 300 346,954
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 ................. USD 436 447,990
4.25%, 10/27/27 ................. 200 190,687
Heathrow Finance plc, 4.62%, 09/01/29
(d)
.. GBP 1,843 2,570,233
Heathrow Funding Ltd., 1.88%, 03/14/34 .. EUR 100 123,388
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 218 226,175
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 ................. 70 71,750
9.75%, 07/15/28 ................. 97 108,640
Pike Corp., 5.50%, 09/01/28
(b)
......... 295 300,162
5,163,435
Construction Materials — 0.0%
Inversiones CMPC SA:
4.75%, 09/15/24 ................. 600 655,275
3.85%, 01/13/30 ................. 593 629,507
1,284,782
Consumer Finance — 1.1%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 733 1,020,830
Cembra Money Bank AG, 0.00%, 07/09/26
(h)(k)
CHF 400 433,159
Encore Capital Group, Inc.:
4.88%, 10/15/25 ................. EUR 546 674,582
5.38%, 02/15/26 ................. GBP 1,700 2,441,935
FCE Bank plc, 1.62%, 05/11/23 ........ EUR 600 713,251
Ford Motor Credit Co. LLC:
5.88%, 08/02/21 ................. USD 1,529 1,549,565
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
2.98%, 08/03/22 ................. USD 664 $ 673,960
3.02%, 03/06/24 ................. EUR 200 244,262
1.74%, 07/19/24 ................. 232 273,250
4.69%, 06/09/25 ................. USD 200 212,265
5.13%, 06/16/25 ................. 470 507,600
4.13%, 08/04/25 ................. 379 396,406
3.25%, 09/15/25 ................. EUR 325 405,050
3.38%, 11/13/25 ................. USD 200 203,400
2.33%, 11/25/25 ................. EUR 2,500 3,006,510
4.39%, 01/08/26 ................. USD 700 735,749
2.39%, 02/17/26 ................. EUR 500 602,363
2.90%, 02/16/28 ................. USD 279 268,049
General Motors Financial Co., Inc.:
3.55%, 04/09/21 ................. 140 140,049
3.20%, 07/06/21 ................. 1,000 1,004,342
4.20%, 11/06/21 ................. 475 485,255
5.20%, 03/20/23
(g)
................ 1,685 1,827,366
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 335 320,146
Hyundai Capital Services, Inc., 1.25%,
02/08/26 ..................... 740 722,047
Manappuram Finance Ltd., 5.90%, 01/13/23 1,553 1,605,899
Muthoot Finance Ltd., 4.40%, 09/02/23 ... 850 862,219
Navient Corp.:
7.25%, 09/25/23 ................. 70 75,763
6.13%, 03/25/24 ................. 97 102,699
5.88%, 10/25/24 ................. 13 13,651
6.75%, 06/15/26 ................. 50 54,200
5.00%, 03/15/27 ................. 26 26,065
New Lion Bridge Co. Ltd., 6.50%, 03/31/22 . 800 798,583
OneMain Finance Corp.:
6.88%, 03/15/25 ................. 150 170,614
7.13%, 03/15/26 ................. 444 512,087
6.63%, 01/15/28 ................. 138 156,397
5.38%, 11/15/29 ................. 40 42,550
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ................. 681 697,600
5.10%, 07/16/23 ................. 1,018 1,034,224
4.40%, 03/13/24 ................. 2,575 2,572,425
27,586,367
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 1,082 1,136,100
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28 ................. EUR 786 921,392
3.00%, 09/01/29 ................. 948 1,104,749
4.00%, 09/01/29
(b)
................ USD 1,152 1,150,122
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 ................. 244 256,440
4.13%, 08/15/26 ................. 456 467,277
5.25%, 08/15/27 ................. 725 739,558
Ball Corp., 1.50%, 03/15/27 .......... EUR 200 237,779
Berry Global, Inc., 1.00%, 01/15/25 ...... 200 235,244
CANPACK SA, 3.13%, 11/01/25
(b)
....... USD 211 213,967
Crown Americas LLC, 4.75%, 02/01/26 ... 75 77,775
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 77 92,689
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
125 132,969
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. 23 25,128
3.50%, 03/15/28 ................. 8 7,960
3.50%, 03/01/29 ................. 113 109,892
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 307 316,977
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
.................... 257 270,332
Kleopatra Finco SARL, 4.25%, 03/01/26 ... EUR 593 694,383

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 ................. USD 250 $ 267,813
10.50%, 07/15/27 ................ 330 367,488
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 663 672,116
OI European Group BV:
3.13%, 11/15/24 ................. EUR 300 363,666
2.88%, 02/15/25 ................. 1,200 1,422,016
Sealed Air Corp.:
4.50%, 09/15/23 ................. 100 127,069
4.00%, 12/01/27
(b)
................ USD 69 70,639
Silgan Holdings, Inc.:
4.13%, 02/01/28 ................. 26 26,710
2.25%, 06/01/28 ................. EUR 1,000 1,175,454
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 1,000 1,233,071
Trivium Packaging Finance BV
(b)(d)
:
5.50%, 08/15/26 ................. USD 852 893,535
8.50%, 08/15/27 ................. 1,155 1,253,406
16,063,716
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc., 5.88%, 05/15/26 ............. 273 281,922
Core & Main LP, 6.13%, 08/15/25 ....... 1,335 1,370,164
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 148 147,630
9.00%, 11/15/26 ................. 190 189,819
1,989,535
Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ..................... 419 434,582
frontdoor, Inc., 6.75%, 08/15/26
(b)
....... 185 196,794
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 50,165
Laureate Education, Inc., 8.25%, 05/01/25
(b)
4 4,180
Rekeep SpA, 7.25%, 02/01/26 ......... EUR 1,507 1,888,316
Service Corp. International, 3.38%, 08/15/30 USD 24 23,425
Sotheby's, 7.38%, 10/15/27
(b)
.......... 578 625,026
3,222,488
Diversified Financial Services — 1.1%
Arrow Global Finance plc, 5.13%, 09/15/24 . GBP 500 695,130
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ..................... 926 1,302,710
CDBL Funding 2, 2.00%, 03/04/26 ...... USD 1,140 1,129,448
China Cinda 2020 I Management Ltd.:
3.00%, 01/20/31 ................. 271 267,789
China Development Bank Financial Leasing
Co. Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.75%),
2.87%, 09/28/30
(a)
............... 1,000 1,013,815
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 128 134,400
Far East Horizon Ltd., 2.63%, 03/03/24 ... 995 996,088
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ................. EUR 2,158 2,615,434
7.75%, 11/01/25 ................. GBP 889 1,266,350
GE Capital Funding LLC, 4.40%, 05/15/30
(b)(g)
USD 5,000 5,660,763
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35
(g)
............ 3,766 4,311,166
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
.................... 595 580,125
Ocean Laurel Co. Ltd., 2.38%, 10/20/25 ... 605 596,114
ProGroup AG, 3.00%, 03/31/26 ........ EUR 200 237,570
REC Ltd.:
2.25%, 09/01/26 ................. USD 1,100 1,071,431
3.88%, 07/07/27 ................. 1,050 1,101,187
4.63%, 03/22/28 ................. 697 746,008
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. USD 362 $ 431,685
7.38%, 09/01/25 ................. 293 319,751
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 296 307,100
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 2,513 2,694,489
27,478,553
Diversified Telecommunication Services — 2.9%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................ EUR 200 254,476
8.00%, 05/15/27 ................. 300 381,714
10.50%, 05/15/27
(b)
............... USD 1,400 1,574,608
6.00%, 02/15/28
(b)
................ 342 336,969
Altice France SA:
2.50%, 01/15/25 ................. EUR 600 686,100
7.38%, 05/01/26
(b)
................ USD 1,354 1,408,295
5.88%, 02/01/27 ................. EUR 350 437,124
8.13%, 02/01/27
(b)
................ USD 1,718 1,883,100
5.50%, 01/15/28
(b)
................ 496 508,271
4.13%, 01/15/29 ................. EUR 1,154 1,353,512
5.13%, 01/15/29
(b)
................ USD 200 202,500
AT&T, Inc.:
2.45%, 03/15/35 ................. EUR 100 130,557
3.65%, 09/15/59
(b)
................ USD 165 150,821
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 ................. 242 255,870
5.00%, 02/01/28 ................. 14 14,807
5.38%, 06/01/29 ................. 258 276,705
4.75%, 03/01/30 ................. 517 535,741
4.50%, 08/15/30 ................. 454 462,717
4.25%, 02/01/31 ................. 601 602,334
4.50%, 05/01/32 ................. 993 1,005,413
Cellnex Telecom SA:
1.00%, 04/20/27 ................. EUR 100 116,625
0.50%, 07/05/28
(h)
................ 500 749,930
0.75%, 11/20/31
(h)
................ 6,500 7,338,076
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. USD 278 286,687
8.00%, 10/15/25 ................. 82 87,221
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 557 601,632
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. 435 461,100
5.00%, 05/01/28 ................. 311 316,716
6.75%, 05/01/29 ................. 901 950,285
Global Switch Finance BV, 1.38%, 10/07/30 . EUR 200 236,651
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
................... USD 574 594,090
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. 307 310,472
3.75%, 07/15/29 ................. 375 366,994
Lorca Telecom Bondco SA:
4.00%, 09/18/27 ................. EUR 2,313 2,780,017
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... USD 533 588,358
Series Y, 7.50%, 04/01/24 .......... 106 118,810
5.13%, 12/15/26
(b)
................ 614 646,775
4.00%, 02/15/27
(b)
................ 348 355,458
4.50%, 01/15/29
(b)
................ 1,017 991,880
Series P, 7.60%, 09/15/39 .......... 39 44,655
Series U, 7.65%, 03/15/42 .......... 310 352,625
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(j)
.................... 1,079 1,139,357
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
.................... 2,061 2,153,745

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Ooredoo International Finance Ltd.:
3.75%, 06/22/26 ................. USD 1,139 $ 1,247,735
2.63%, 04/08/31 ................. 1,150 1,137,603
QualityTech LP, 3.88%, 10/01/28
(b)
...... 291 289,545
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
.................... 200 210,750
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 1,639 2,066,730
8.75%, 03/15/32 ................. 318 470,242
Switch Ltd., 3.75%, 09/15/28
(b)
......... 409 402,751
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 658 774,505
7.20%, 07/18/36 ................. 304 383,658
7.72%, 06/04/38 ................. 396 528,165
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 900 1,548,189
Telecom Italia SpA:
4.00%, 04/11/24 ................. 1,500 1,897,354
5.30%, 05/30/24
(b)
................ USD 389 421,316
2.75%, 04/15/25 ................. EUR 500 615,374
2.38%, 10/12/27 ................. 800 966,791
1.63%, 01/18/29 ................. 1,025 1,174,361
5.25%, 03/17/55 ................. 1,300 1,844,322
Telesat Canada
(b)
:
4.88%, 06/01/27 ................. USD 358 358,000
6.50%, 10/15/27 ................. 24 24,041
Verizon Communications, Inc.:
3.88%, 02/08/29 ................. 325 361,545
4.50%, 08/10/33 ................. 500 580,761
5.01%, 04/15/49 ................. 29 35,795
4.00%, 03/22/50 ................. 4,802 5,168,056
2.99%, 10/30/56
(b)
................ 624 550,831
3.70%, 03/22/61 ................. 11,535 11,397,934
Virgin Media Finance plc:
3.75%, 07/15/30 ................. EUR 1,142 1,340,322
Virgin Media Secured Finance plc:
5.50%, 05/15/29
(b)
................ USD 1,097 1,164,191
4.25%, 01/15/30 ................. GBP 1,400 1,930,040
4.50%, 08/15/30
(b)
................ USD 200 201,750
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 1,332 1,308,690
6.13%, 03/01/28 ................. 1,165 1,195,581
75,646,721
Electric Utilities — 0.9%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30 800 805,250
Adani Transmission Ltd., 4.25%, 05/21/36 .. 458 472,699
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 985 1,019,130
China Huadian Overseas Development 2018
Ltd., (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.07%), 3.38%
(a)(j)
1,030 1,059,612
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27 ................ 965 971,936
Duke Energy Corp., 3.95%, 08/15/47 ..... 750 773,749
Engie Energia Chile SA, 3.40%, 01/28/30 .. 1,214 1,253,455
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
......... 214 230,050
2.65%, 03/01/30 ................. 48 45,645
Series B, 2.25%, 09/01/30 .......... 39 36,172
Series C, 5.35%, 07/15/47
(d)
......... 4 4,493
Series C, 3.40%, 03/01/50
(g)
......... 2,821 2,468,375
FirstEnergy Transmission LLC
(b)
:
5.45%, 07/15/44 ................. 559 645,847
4.55%, 04/01/49 ................. 985 1,038,734
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(e)(l)
275 105,789
India Green Power Holdings, 4.00%, 02/22/27 940 939,706
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 ... USD 433 $ 504,949
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ..................... 1,358 1,360,971
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 2 2,110
NRG Energy, Inc., 3.63%, 02/15/31
(b)
..... 290 282,750
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 165 160,185
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 4,019,872
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 380 386,175
PG&E Corp., 5.25%, 07/01/30 ......... 181 191,860
Public Power Corp. SA, 3.88%, 03/30/26 .. EUR 803 957,670
Star Energy Geothermal Darajat II:
4.85%, 10/14/38 ................. USD 1,925 2,095,844
4.85%, 10/14/38
(b)
................ 757 824,184
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................ 181 202,544
Texas Competitive Electric Holdings Co. LLC,
5.10%, 12/31/49
(c)(e)(l)
............. 815 —
Virginia Electric & Power Co., Series B, 3.80%,
09/15/47 ..................... 500 543,324
23,403,080
Electrical Equipment — 0.1%
Orano SA, 2.75%, 03/08/28 .......... EUR 1,500 1,819,896
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. USD 123 136,530
5.00%, 10/01/25 ................. 42 46,410
4.00%, 04/15/29 ................. 434 441,825
2,444,661
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 ................. EUR 310 372,626
3.88%, 03/15/28 ................. 300 363,131
CDW LLC, 3.25%, 02/15/29 .......... USD 349 344,637
Itron, Inc., 5.00%, 01/15/26
(b)
.......... 7 7,172
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
432 452,520
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(h)(k)
................... 400 424,500
1,964,586
Energy Equipment & Services — 0.4%
Anton Oilfield Services Group, 7.50%, 12/02/22 3,350 3,142,719
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 284 296,070
6.25%, 04/01/28 ................. 574 583,069
CGG SA, 7.75%, 04/01/27 ........... EUR 770 898,464
ChampionX Corp., 6.38%, 05/01/26 ...... USD 138 144,555
Hilong Holding Ltd., 8.25%, 09/26/22
(e)(l)
... 2,695 2,047,358
New Fortress Energy, Inc., 6.50%, 09/30/26
(b)
987 994,402
TechnipFMC plc, 6.50%, 02/01/26
(b)
...... 429 448,881
Tervita Corp., 11.00%, 12/01/25
(b)
....... 219 248,565
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 89,203
USA Compression Partners LP:
6.88%, 04/01/26 ................. 664 681,015
6.88%, 09/01/27 ................. 233 239,990
9,814,291
Entertainment — 0.4%
Banijay Group SAS, 6.50%, 03/01/26 ..... EUR 1,100 1,313,110
Cinemark USA, Inc., 5.88%, 03/15/26
(b)
... USD 110 112,633
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 ................. 74 76,359
5.88%, 11/01/24 ................. 108 111,173
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(h)
................ 220 307,318

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
4.88%, 11/01/24
(b)
................ USD 58 $ 59,027
2.00%, 02/15/25
(h)
................ 282 312,315
6.50%, 05/15/27
(b)
................ 910 1,010,100
3.75%, 01/15/28
(b)
................ 336 331,380
Netflix, Inc.:
5.88%, 11/15/28 ................. 279 337,469
4.63%, 05/15/29 ................. EUR 300 436,414
6.38%, 05/15/29 ................. USD 48 59,520
3.88%, 11/15/29 ................. EUR 2,200 3,070,748
5.38%, 11/15/29
(b)
................ USD 932 1,102,136
3.63%, 06/15/30 ................. EUR 1,000 1,370,889
4.88%, 06/15/30
(b)
................ USD 7 8,061
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 GBP 344 483,723
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 281 276,841
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 ................. 3 3,085
3.88%, 07/15/30 ................. 126 127,215
10,909,516
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., 3.13%, 01/15/27 ... 1,000 1,063,488
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 304 312,968
Crown Castle International Corp.:
3.80%, 02/15/28 ................. 1,000 1,089,383
3.30%, 07/01/30 ................. 865 905,435
Diversified Healthcare Trust, 9.75%, 06/15/25 215 243,380
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 195 190,071
GLP Capital LP:
4.00%, 01/15/30 ................. 111 115,468
4.00%, 01/15/31 ................. 90 93,013
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 194 201,518
5.25%, 07/15/30 ................. 175 180,565
5.63%, 07/15/32 ................. 527 550,715
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 .. 334 340,993
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 819 879,088
4.63%, 06/15/25
(b)
................ 363 382,856
5.75%, 02/01/27 ................. 36 39,688
4.50%, 01/15/28 ................. 81 83,811
3.88%, 02/15/29
(b)
................ 579 576,756
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 85 89,420
4.63%, 08/01/29 ................. 485 510,235
3.38%, 04/24/30 ................. GBP 625 862,736
3.50%, 03/15/31 ................. USD 759 744,822
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 617 631,574
4.50%, 02/15/29
(b)
................ 266 267,056
SBA Communications Corp.:
4.88%, 09/01/24 ................. 65 66,746
3.88%, 02/15/27 ................. 928 948,602
Service Properties Trust:
4.50%, 06/15/23 ................. 50 50,793
4.35%, 10/01/24 ................. 46 45,730
7.50%, 09/15/25 ................. 244 277,287
5.50%, 12/15/27 ................. 228 241,163
Trust Fibra Uno, 4.87%, 01/15/30
(b)
...... 905 976,699
Uniti Group LP
(b)
:
6.00%, 04/15/23 ................. 183 185,974
7.88%, 02/15/25 ................. 51 55,118
6.50%, 02/15/29 ................. 748 738,650
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 203 206,679
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.25%, 12/01/26 ................. USD 933 $ 954,538
4.63%, 12/01/29 ................. 702 728,227
4.13%, 08/15/30 ................. 437 440,802
16,272,047
Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 531 528,966
4.63%, 01/15/27 ................. 584 605,284
4.88%, 02/15/30 ................. 32 32,896
Bellis Acquisition Co. plc, 3.25%, 02/16/26 . GBP 656 907,799
Bellis Finco plc, 4.00%, 02/16/27 ....... 193 266,735
Casino Guichard Perrachon SA:
3.58%, 02/07/25
(d)
................ EUR 600 686,888
5.25%, 04/15/27 ................. 1,075 1,261,535
Iceland Bondco plc:
4.63%, 03/15/25 ................. GBP 1,500 2,043,706
4.38%, 05/15/28 ................. 680 904,918
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
.......... EUR 1,100 1,288,151
Quatrim SASU, 5.88%, 01/15/24 ....... 1,100 1,349,871
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 164 175,275
US Foods, Inc.
(b)
:
6.25%, 04/15/25 ................. 142 152,224
4.75%, 02/15/29 ................. 382 382,000
10,586,248
Food Products — 0.6%
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. 1,549 1,612,432
4.63%, 11/15/28 ................. 333 339,660
CP Foods Capital Ltd., 0.50%, 06/18/25
(h)
.. 800 843,848
Gruma SAB de CV, 4.88%, 12/01/24 ..... 760 842,175
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 ................. 103 112,527
6.50%, 04/15/29 ................. 410 463,095
Knight Castle Investments Ltd., 7.99%,
01/23/21
(e)(l)
................... 1,400 977,812
Kraft Heinz Foods Co.:
2.25%, 05/25/28 ................. EUR 600 758,010
4.25%, 03/01/31 ................. USD 1,152 1,268,279
6.88%, 01/26/39 ................. 219 301,691
4.63%, 10/01/39 ................. 67 72,387
6.50%, 02/09/40 ................. 145 189,356
5.00%, 06/04/42 ................. 9 10,129
5.20%, 07/15/45 ................. 237 274,104
4.38%, 06/01/46 ................. 1,591 1,663,182
4.88%, 10/01/49 ................. 679 761,575
5.50%, 06/01/50 ................. 660 807,973
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
146 157,651
Post Holdings, Inc.
(b)
:
5.63%, 01/15/28 ................. 470 494,548
4.50%, 09/15/31 ................. 166 164,174
Premier Foods Finance plc, 6.25%, 10/15/23 GBP 600 846,698
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 368 371,227
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 933 1,185,708
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. USD 141 141,997
14,660,238
Gas Utilities — 0.0%
China Oil & Gas Group Ltd., 5.50%, 01/25/23 200 206,375
Superior Plus LP, 4.50%, 03/15/29
(b)
..... 127 128,295
334,670

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 ... USD 901 $ 940,968
Hologic, Inc., 3.25%, 02/15/29 ......... 95 93,813
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 901 968,665
7.25%, 02/01/28 ................. 479 524,821
2,528,267
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 237 249,502
5.00%, 04/15/29 ................. 103 106,885
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 70 74,200
4.63%, 08/01/29 ................. 256 254,720
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
1,742 1,887,893
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 152 161,690
CAB SELAS, 3.38%, 02/01/28 ......... EUR 964 1,126,187
Centene Corp.:
4.63%, 12/15/29 ................. USD 1,077 1,165,642
3.00%, 10/15/30 ................. 704 702,831
2.50%, 03/01/31 ................. 775 740,141
Community Health Systems Inc, 8.13%,
06/30/24
(b)
.................... 142 148,965
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. 1,911 2,017,309
8.00%, 03/15/26 ................. 1,000 1,081,300
5.63%, 03/15/27 ................. 595 623,262
6.00%, 01/15/29 ................. 677 715,928
6.88%, 04/15/29 ................. 310 324,530
CVS Health Corp., 5.05%, 03/25/48 ...... 600 736,584
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 145 147,735
Encompass Health Corp.:
4.50%, 02/01/28 ................. 2 2,048
4.75%, 02/01/30 ................. 166 170,765
4.63%, 04/01/31 ................. 131 135,585
HCA, Inc.:
5.63%, 09/01/28 ................. 387 445,050
5.88%, 02/01/29 ................. 138 160,770
3.50%, 09/01/30 ................. 924 931,826
Laboratoire Eimer Selas, 5.00%, 02/01/29 .. EUR 295 350,745
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. USD 190 201,875
4.38%, 02/15/27 ................. 53 51,940
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 393 387,105
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 250 267,325
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 133 139,983
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 94 96,722
3.88%, 11/15/30 ................. 327 336,401
Phoenix PIB Dutch Finance BV, 2.38%,
08/05/25 ..................... EUR 1,000 1,210,930
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... USD 492 525,210
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 115 124,487
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 176 182,380
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 267 272,927
10.00%, 04/15/27 ................ 1,770 1,951,425
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
.......... EUR 575 683,176
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 ................. USD 219 225,296
7.50%, 04/01/25 ................. 263 283,953
4.88%, 01/01/26 ................. 1,101 1,144,776
6.25%, 02/01/27 ................. 677 714,821
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13%, 11/01/27 ................. USD 43 $ 44,965
4.63%, 06/15/28 ................. 48 49,199
6.13%, 10/01/28 ................. 477 497,869
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 33 34,237
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 254 269,558
24,158,653
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ................. 319 331,361
5.00%, 05/15/27 ................. 373 393,812
725,173
Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC
(b)
:
3.88%, 01/15/28 ................. 364 367,909
4.38%, 01/15/28 ................. 280 281,322
Accor SA:
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(j)
.................... EUR 200 241,891
0.70%, 12/07/27
(h)
................ 459 291,527
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 211 222,341
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 25 27,800
6.38%, 04/01/26 ................. 118 121,835
4.75%, 12/01/27 ................. 268 273,154
Boyne USA, Inc., 7.25%, 05/01/25
(b)
..... 227 235,967
Burger King France SAS, 6.00%, 05/01/24 . EUR 1,400 1,672,810
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 1,439 1,533,996
8.13%, 07/01/27 ................. 986 1,087,306
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 701 739,765
Carnival Corp.:
11.50%, 04/01/23
(b)
............... 765 876,881
10.13%, 02/01/26 ................ EUR 1,068 1,449,929
10.50%, 02/01/26
(b)
............... USD 145 170,556
7.63%, 03/01/26 ................. EUR 506 641,477
5.75%, 03/01/27
(b)
................ USD 1,211 1,242,789
9.88%, 08/01/27
(b)
................ 274 322,605
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 212 225,116
Cedar Fair LP
(b)
:
5.50%, 05/01/25 ................. 650 684,151
6.50%, 10/01/28 ................. 93 99,975
Champion Path Holdings Ltd.:
4.50%, 01/27/26 ................. 1,656 1,721,723
4.85%, 01/27/28 ................. 1,511 1,578,315
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 875 904,956
Cirsa Finance International SARL:
6.25%, 12/20/23 ................. EUR 100 118,903
4.75%, 05/22/25 ................. 929 1,051,308
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
............... 195 238,828
10.75%, (10.75% Cash or 10.75% PIK),
11/01/23
(i)
.................... 300 182,101
CPUK Finance Ltd.:
4.25%, 08/28/22 ................. GBP 104 143,400
4.88%, 08/28/25 ................. 800 1,111,152
Fortune Star BVI Ltd.:
5.95%, 01/29/23 ................. USD 200 204,625
6.75%, 07/02/23 ................. 256 268,240
6.85%, 07/02/24 ................. 3,062 3,229,453
5.95%, 10/19/25 ................. 2,334 2,439,030
5.05%, 01/27/27 ................. 903 905,529
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
. 59 62,853

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Gamma Bidco SpA, 6.25%, 07/15/25 ..... EUR 1,545 $ 1,887,737
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... USD 526 531,875
Haidilao International Holding Ltd., 2.15%,
01/14/26 ..................... 995 983,399
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 180 189,720
4.88%, 01/15/30 ................. 418 443,414
4.00%, 05/01/31
(b)
................ 358 358,000
InterContinental Hotels Group plc, 3.38%,
10/08/28 ..................... GBP 575 835,910
International Game Technology plc:
3.50%, 07/15/24 ................. EUR 1,200 1,452,413
3.50%, 06/15/26 ................. 800 957,392
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 210 226,054
Life Time, Inc.
(b)
:
5.75%, 01/15/26 ................. 277 284,978
8.00%, 04/15/26 ................. 192 197,760
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ..................... 925 1,061,431
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 14 14,621
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 ................. 1,033 1,065,604
5.38%, 12/04/29 ................. 545 574,294
MGM China Holdings Ltd.:
5.25%, 06/18/25 ................. 1,442 1,497,427
5.88%, 05/15/26 ................. 681 712,922
MGM Resorts International:
6.00%, 03/15/23 ................. 186 199,252
5.75%, 06/15/25 ................. 23 25,070
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 140 164,262
5.88%, 03/15/26 ................. 159 160,590
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 292 297,475
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 230 247,250
Powdr Corp., 6.00%, 08/01/25
(b)
........ 191 201,285
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 125 143,787
9.13%, 06/15/23 ................. 196 215,978
11.50%, 06/01/25 ................ 282 328,883
5.50%, 04/01/28 ................. 455 457,275
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 235 255,492
5.00%, 10/15/25 ................. 418 432,923
8.25%, 03/15/26 ................. 256 274,560
7.00%, 05/15/28 ................. 138 147,468
7.25%, 11/15/29 ................. 50 54,250
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... 186 202,149
Sisal Group SpA, 7.00%, 07/31/23 ...... EUR 825 983,898
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 949 1,026,106
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 186 185,303
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ................. GBP 272 390,653
8.25%, 07/31/25 ................. 500 727,212
Studio City Finance Ltd.:
6.00%, 07/15/25 ................. USD 1,018 1,072,122
5.00%, 01/15/29 ................. 575 577,127
Sunny Express Enterprises Corp., 3.00%,
10/23/29 ..................... 650 648,964
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 197 223,664
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 164,203
Viking Cruises Ltd.
(b)
:
5.88%, 09/15/27 ................. 250 244,375
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.00%, 02/15/29 ................. USD 42 $ 43,247
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 127 128,308
Wagamama Finance plc, 4.13%, 07/01/22 .. GBP 300 412,463
Whitbread Group plc:
2.38%, 05/31/27 ................. 475 650,546
3.00%, 05/31/31 ................. 225 307,154
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... USD 147 148,690
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 183 191,625
Wynn Macau Ltd.:
4.88%, 10/01/24 ................. 219 221,806
5.50%, 01/15/26 ................. 2,334 2,427,360
5.63%, 08/26/28 ................. 345 358,041
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 328 355,580
5.13%, 10/01/29 ................. 726 743,061
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 12 12,688
56,298,614
Household Durables — 0.1%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
54 57,510
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(b)
.................... 308 308,191
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
266 285,285
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 105,545
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 340 363,800
Lennar Corp., 4.75%, 05/30/25 ........ 2 2,227
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 118 123,458
4.63%, 03/01/30 ................. 143 142,039
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 65,850
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
127 131,472
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
249 264,562
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 2 2,210
5.13%, 08/01/30 ................. 79 83,937
Tempur Sealy International, Inc.:
5.50%, 06/15/26 ................. 8 8,290
4.00%, 04/15/29
(b)
................ 293 291,535
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 2 2,140
5.70%, 06/15/28 ................. 65 71,839
Victoria plc, 3.63%, 08/24/26 .......... EUR 340 406,294
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... USD 462 470,662
3,186,846
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 . 222 224,220
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 95 97,969
4.38%, 03/31/29 ................. 23 23,080
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
.................... 218 218,000
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 ................. 87 91,785
5.50%, 07/15/30 ................. 82 87,740
3.88%, 03/15/31 ................. 93 91,024
833,818
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
:
5.25%, 06/01/26 ................. 27 27,763
4.50%, 02/15/28 ................. 174 175,461

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
5.13%, 03/15/28 ................. USD 624 $ 626,901
4.63%, 02/01/29 ................. 116 113,018
5.00%, 02/01/31 ................. 87 84,912
3.75%, 03/01/31 ................. 89 84,826
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 97 100,918
Colbun SA, 3.15%, 03/06/30 .......... 1,853 1,895,851
3,109,650
Insurance — 1.4%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(j)
............... EUR 4,250 5,329,365
AIA Group Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 1.76%),
2.70%
(a)(j)
.................... USD 915 921,577
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 1,145 1,146,431
6.75%, 10/15/27 ................. 1,541 1,640,194
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 100 107,000
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(b)(i)
......... 213 221,989
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(j)
...... 1,056 1,132,025
Assicurazioni Generali SpA, (EURIBOR 3
Month + 5.35%), 5.50%, 10/27/47
(a)
.... EUR 1,300 1,863,714
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. USD 175 178,325
AXA SA, (EURIBOR 3 Month + 2.40%), 1.38%,
10/07/41
(a)
.................... EUR 2,400 2,781,945
BNP Paribas Cardif SA, (EURIBOR 3 Month +
3.93%), 4.03%
(a)(j)
............... 200 264,734
CNP Assurances, (EURIBOR 3 Month +
4.60%), 4.50%, 06/10/47
(a)
.......... 100 140,674
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(j)
.................... USD 1,200 1,175,625
Galaxy Bidco Ltd., 6.50%, 07/31/26 ...... GBP 1,455 2,122,805
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 291 312,461
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
.................... 351 376,447
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 956 992,720
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(j)
........... 1,600 1,608,500
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(j)
............... GBP 2,150 3,230,127
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
.... EUR 500 597,590
NFP Corp.
(b)
:
7.00%, 05/15/25 ................. USD 100 107,250
6.88%, 08/15/28 ................. 1,058 1,097,675
Nippon Life Insurance Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.65%), 2.75%, 01/21/51
(a)
........ 1,018 965,827
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
... 1,200 1,306,614
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
.................... EUR 900 1,126,672
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(j)
........... USD 800 827,000
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 1,200 1,137,750
Unipol Gruppo SpA, 3.25%, 09/23/30 ..... EUR 1,100 1,364,383
Security
Par (000)
Par (000) Value
Insurance (continued)
ZhongAn Online P&C Insurance Co. Ltd.:
3.13%, 07/16/25 ................. USD 700 $ 705,687
3.50%, 03/08/26 ................. 1,000 1,017,188
35,800,294
Interactive Media & Services — 0.0%
Baidu, Inc., 4.13%, 06/30/25 .......... 600 656,813
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 426 433,167
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 205 214,940
1,304,920
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 303 303,000
Baozun, Inc., 1.63%, 05/01/24
(h)
........ 413 425,648
Expedia Group, Inc.
(b)
:
6.25%, 05/01/25 ................. 1,658 1,917,828
2.95%, 03/15/31 ................. 2,120 2,090,956
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 ................. 120 126,900
3.50%, 03/01/29 ................. 119 116,918
Just Eat Takeaway.com NV
(h)
:
Series A, 0.00%, 08/09/25
(k)
......... EUR 500 564,948
Series B, 0.63%, 02/09/28 .......... 300 328,383
Match Group Holdings II LLC, 4.13%,
08/01/30
(b)
.................... USD 163 163,458
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 200 278,560
6,316,599
IT Services — 0.7%
21Vianet Group, Inc., 7.88%, 10/15/21 .... USD 2,484 2,527,470
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 ................. 195 194,649
6.13%, 12/01/28 ................. 85 87,550
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 128 130,240
Banff Merger Sub, Inc.:
8.38%, 09/01/26 ................. EUR 410 505,448
9.75%, 09/01/26
(b)
................ USD 1,294 1,378,110
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
302 296,748
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
376 377,974
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 414 409,860
5.63%, 09/15/28 ................. 200 202,940
Centurion Bidco SpA, 5.88%, 09/30/26 .... EUR 1,236 1,509,262
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... USD 172 168,113
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 395 407,344
3.75%, 10/01/30 ................. 264 261,816
Global Payments, Inc., 2.90%, 05/15/30
(g)
.. 3,260 3,327,927
Nexi SpA, 0.00%, 02/24/28
(h)(k)
......... EUR 1,300 1,449,515
Northwest Fiber LLC
(b)
:
6.00%, 02/15/28 ................. USD 232 231,420
10.75%, 06/01/28 ................ 109 123,137
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 230 235,755
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 196 207,025
6.75%, 06/01/25 ................. 1,761 1,799,522
Twilio, Inc., 3.88%, 03/15/31 .......... 121 123,585
Unisys Corp., 6.88%, 11/01/27
(b)
........ 194 212,430
United Group BV:
4.88%, 07/01/24 ................. EUR 600 715,194
4.00%, 11/15/27 ................. 1,799 2,083,557
18,966,591

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ USD 132 $ 138,791
3.75%, 04/01/29
(b)
................ 98 98,613
6.20%, 10/01/40 ................. 228 267,330
5.45%, 11/01/41 ................. 35 38,237
542,971
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 15 15,450
4.00%, 03/15/31 ................. 93 94,539
Syneos Health, Inc., 3.63%, 01/15/29 .... 370 359,825
469,814
Machinery — 0.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 114,615
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 191 189,329
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 121 128,033
Colfax Corp., 6.38%, 02/15/26
(b)
........ 176 187,220
EnPro Industries, Inc., 5.75%, 10/15/26 ... 284 300,614
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 341 343,557
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 285 291,256
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 146 158,775
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 133 133,399
Navistar International Corp.
(b)
:
9.50%, 05/01/25 ................. 73 80,209
6.63%, 11/01/25 ................. 332 344,460
Novafives SAS, 5.00%, 06/15/25 ....... EUR 800 872,690
Platin 1426 GmbH, 5.38%, 06/15/23 ..... 600 709,401
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... USD 10 10,203
Sofima Holding SpA:
3.75%, 01/15/28 ................. EUR 508 599,455
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 373 440,785
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 80 85,800
Terex Corp.
(b)
:
5.63%, 02/01/25 ................. 110 113,094
5.00%, 05/15/29 ................. 284 293,997
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,492 1,549,740
Vertical Holdco GmbH:
6.63%, 07/15/28 ................. EUR 1,100 1,380,513
7.63%, 07/15/28
(b)
................ USD 443 476,336
Vertical Midco GmbH, 4.38%, 07/15/27 ... EUR 388 477,849
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
. USD 706 739,094
Wabash National Corp., 5.50%, 10/01/25
(b)
. 235 240,287
10,260,711
Marine — 0.2%
CMA CGM SA:
6.50%, 07/15/22 ................. EUR 158 187,472
7.50%, 01/15/26 ................. 3,043 3,894,154
Danaos Corp., 8.50%, 03/01/28
(b)
....... USD 1,513 1,617,019
5,698,645
Media — 1.6%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 269 279,760
Altice Financing SA:
2.25%, 01/15/25 ................. EUR 380 434,691
7.50%, 05/15/26
(b)
................ USD 823 860,035
3.00%, 01/15/28 ................. EUR 247 276,965
5.00%, 01/15/28
(b)
................ USD 703 694,167
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 10 10,125
4.75%, 08/01/25 ................. 317 325,187
Security
Par (000)
Par (000) Value
Media (continued)
4.25%, 02/15/29 ................. USD 117 $ 113,782
Block Communications, Inc., 4.88%, 03/01/28
(b)
254 258,702
Cable One, Inc.
(b)
:
1.13%, 03/15/28
(h)
................ 197 198,477
4.00%, 11/15/30 ................. 239 236,419
Charter Communications Operating LLC
(g)
:
5.13%, 07/01/49 ................. 1,000 1,125,071
3.70%, 04/01/51 ................. 2,410 2,254,084
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 564 589,442
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(b)
.................... 461 455,929
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 198 205,979
5.13%, 08/15/27
(b)
................ 1,501 1,509,631
Comcast Corp.:
3.75%, 04/01/40 ................. 910 998,456
4.70%, 10/15/48 ................. 330 407,762
4.05%, 11/01/52 ................. 500 565,006
CSC Holdings LLC:
6.75%, 11/15/21 ................. 92 94,415
5.25%, 06/01/24 ................. 167 180,151
5.75%, 01/15/30
(b)
................ 450 473,960
4.13%, 12/01/30
(b)
................ 266 264,213
4.63%, 12/01/30
(b)
................ 1,260 1,239,355
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
122 87,840
DISH DBS Corp.:
6.75%, 06/01/21 ................. 475 478,800
5.88%, 07/15/22 ................. 1,226 1,280,557
5.00%, 03/15/23 ................. 174 181,525
7.75%, 07/01/26 ................. 578 637,959
DISH Network Corp.
(h)
:
2.38%, 03/15/24 ................. 322 309,522
3.38%, 08/15/26 ................. 443 425,856
Entercom Media Corp., 6.50%, 05/01/27
(b)
.. 203 209,851
GCI LLC, 4.75%, 10/15/28
(b)
.......... 108 110,565
Grupo Televisa SAB:
4.63%, 01/30/26 ................. 562 625,787
5.00%, 05/13/45 ................. 1,133 1,247,362
ITV plc, 1.38%, 09/26/26 ............ EUR 100 121,628
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 ................. USD 394 420,063
5.13%, 07/15/29 ................. 550 559,691
Liberty Broadband Corp.
(b)(h)
:
1.25%, 09/30/50 ................. 824 805,872
2.75%, 09/30/50 ................. 1,489 1,504,501
Meredith Corp., 6.88%, 02/01/26 ....... 80 82,274
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 126,843
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 ................. 248 250,480
4.25%, 01/15/29 ................. 172 165,588
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 589 595,626
6.50%, 09/15/28 ................. 1,157 1,221,734
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 ................. 88 86,460
5.38%, 01/15/31 ................. 219 217,358
SES SA, (EUR Swap Annual 5 Year + 5.40%),
5.63%
(a)(j)
.................... EUR 1,268 1,637,020
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 305 293,944
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 ................. 110 115,395
5.50%, 07/01/29 ................. 147 158,944

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
4.13%, 07/01/30 ................. USD 208 $ 208,239
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 901 1,135,914
Summer BC Holdco B SARL, 5.75%, 10/31/26 2,839 3,502,419
Summer BidCo BV
(i)
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 .................... 182 219,347
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 103 122,931
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 600 630,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
651 700,509
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 46 46,575
6.63%, 06/01/27 ................. 360 384,453
UPC Holding BV, 3.88%, 06/15/29 ...... EUR 700 815,784
UPCB Finance VII Ltd., 3.63%, 06/15/29 ... 2,069 2,450,580
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................ GBP 500 709,979
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 668 679,690
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 277 283,233
Ziggo BV
(b)
:
5.50%, 01/15/27 ................. 217 225,951
4.88%, 01/15/30 ................. 200 204,427
40,330,840
Metals & Mining — 1.2%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24 ..................... 1,363 1,469,910
Allegheny Technologies, Inc., 7.88%,
08/15/23
(d)
.................... 50 54,235
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 657 641,626
ArcelorMittal SA, 1.75%, 11/19/25 ....... EUR 600 731,680
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. USD 94 101,312
6.13%, 02/15/28 ................. 301 320,565
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 1,220 1,328,822
Constellium SE
(b)
:
5.75%, 05/15/24 ................. 352 356,400
5.88%, 02/15/26 ................. 931 959,396
5.63%, 06/15/28 ................. 250 263,813
3.75%, 04/15/29 ................. 480 458,918
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 419 444,454
5.45%, 03/15/43 ................. 1,123 1,350,969
Glencore Funding LLC, 0.00%, 03/27/25
(h)(k)
. 1,800 1,736,118
GUSAP III LP, 4.25%, 01/21/30 ........ 1,234 1,298,785
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 235 241,169
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 376 421,120
JSW Steel Ltd.:
5.95%, 04/18/24 ................. 200 212,563
5.38%, 04/04/25 ................. 678 710,205
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 ................. 11 11,657
4.63%, 03/01/28 ................. 238 243,605
KME SE, 6.75%, 02/01/23 ........... EUR 400 397,606
New Gold, Inc.
(b)
:
6.38%, 05/15/25 ................. USD 57 58,710
7.50%, 07/15/27 ................. 433 448,458
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 1,096 1,143,950
4.75%, 01/30/30 ................. 689 710,152
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 EUR 783 945,936
Periama Holdings LLC, 5.95%, 04/19/26 ... USD 1,430 1,508,650
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
thyssenkrupp AG, 2.88%, 02/22/24 ...... EUR 2,981 $ 3,559,722
United States Steel Corp.:
6.25%, 03/15/26 ................. USD 14 14,146
6.88%, 03/01/29 ................. 255 260,737
Vale Overseas Ltd.:
6.25%, 08/10/26 ................. 874 1,036,346
3.75%, 07/08/30 ................. 660 686,334
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ................. 1,846 1,685,140
13.88%, 01/21/24
(b)
............... 200 215,813
13.88%, 01/21/24 ................ 2,582 2,786,139
8.95%, 03/11/25
(b)
................ 200 191,100
9.25%, 04/23/26 ................. 1,570 1,320,715
Vedanta Resources Ltd.:
7.13%, 05/31/23 ................. 539 482,237
6.13%, 08/09/24 ................. 502 403,482
31,212,695
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 54 56,430
Multiline Retail — 0.2%
Falabella SA, 4.38%, 01/27/25 ......... 606 660,919
Future Retail Ltd., 5.60%, 01/22/25 ...... 1,025 841,781
Macy's, Inc., 8.38%, 06/15/25
(b)
........ 657 726,491
Marks & Spencer plc, 4.50%, 07/10/27
(d)
... GBP 1,000 1,458,752
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. USD 377 384,540
Nordstrom, Inc., 8.75%, 05/15/25
(b)
...... 143 161,842
4,234,325
Multi-Utilities — 0.0%
Centrica plc, (GBP Swap 5 Year + 3.61%),
5.25%, 04/10/75
(a)
............... GBP 500 747,029
Oil, Gas & Consumable Fuels — 3.5%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 USD 479 527,349
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 461 477,135
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 381 409,773
5.75%, 03/01/27 ................. 77 77,017
Antero Resources Corp.
(b)
:
8.38%, 07/15/26 ................. 142 156,555
7.63%, 02/01/29 ................. 146 155,490
Apache Corp.:
4.88%, 11/15/27 ................. 247 253,175
4.38%, 10/15/28 ................. 38 37,886
5.25%, 02/01/42 ................. 123 121,155
4.25%, 01/15/44 ................. 221 198,898
5.35%, 07/01/49 ................. 86 82,130
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 414 525,780
8.25%, 12/31/28 ................. 30 31,200
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 230 208,725
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
298 321,161
BP Capital Markets plc:
Series BP, 1.00%, 04/28/23
(h)
........ GBP 900 1,295,208
(EUR Swap Annual 5 Year + 3.88%),
3.25%
(a)(j)
.................... EUR 250 314,064
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(a)(j)
. GBP 1,075 1,570,915
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ USD 63 64,278
3.95%, 12/01/26 ................. 45 44,481
4.50%, 03/01/28
(b)
................ 28 28,070
5.85%, 11/15/43 ................. 161 156,390
5.60%, 10/15/44 ................. 173 166,858

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co., 9.00%, 04/01/25
(b)
.. USD 726 $ 736,440
Centennial Resource Production LLC:
6.88%, 04/01/27
(b)
................ 199 177,110
3.25%, 04/01/28
(h)
................ 77 73,635
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 571,809
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 436 455,925
4.50%, 10/01/29 ................. 193 200,145
4.00%, 03/01/31
(b)
................ 585 595,238
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 1,239 1,286,751
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 ................. 53 55,167
5.88%, 02/01/29 ................. 165 174,900
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 ................. 325 334,344
6.38%, 06/15/26 ................. 222 224,004
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 ................. 139 149,301
6.00%, 01/15/29 ................. 472 490,493
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
.................... 115 112,724
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................ 33 34,237
9.75%, 08/15/26 ................. 69 75,038
6.75%, 03/01/29
(b)
................ 487 499,175
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30 ................ 1,135 1,100,190
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 303 303,242
4.50%, 04/15/23 ................. 30 31,071
5.75%, 01/15/31
(b)
................ 175 197,726
4.90%, 06/01/44 ................. 305 305,006
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(d)
................ 60 60,012
5.63%, 05/01/27
(b)
................ 158 155,235
6.00%, 02/01/29
(b)
................ 131 129,035
CrownRock LP, 5.63%, 10/15/25
(b)
...... 1,135 1,157,950
DCP Midstream Operating LP
(b)
:
6.45%, 11/03/36 ................. 221 246,967
6.75%, 09/15/37 ................. 207 231,064
Diamondback Energy, Inc., 4.75%, 05/31/25
(g)
1,525 1,704,157
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
.................... 343 366,228
Enbridge, Inc.:
4.00%, 10/01/23 ................. 514 551,061
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 360 376,885
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 202 215,886
5.50%, 01/30/26 ................. 574 595,697
5.75%, 01/30/28 ................. 338 357,036
Energy Transfer Operating LP:
6.50%, 02/01/42 ................. 205 244,470
5.15%, 02/01/43 ................. 150 153,225
5.30%, 04/15/47
(g)
................ 3,146 3,320,243
5.00%, 05/15/50 ................. 1,060 1,096,299
Energy Transfer Partners LP, 5.88%, 03/01/22 500 516,888
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................ 209 202,099
5.38%, 06/01/29 ................. 44 41,140
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 85 85,680
4.15%, 06/01/25 ................. 4 3,911
4.85%, 07/15/26 ................. 126 121,720
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.60%, 04/01/44 ................. USD 30 $ 24,900
5.05%, 04/01/45 ................. 123 95,144
Enterprise Products Operating LLC:
4.80%, 02/01/49 ................. 320 366,871
3.95%, 01/31/60 ................. 320 320,593
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 301 323,952
4.13%, 12/01/26 ................. 64 63,520
6.50%, 07/01/27
(b)
................ 421 457,732
4.50%, 01/15/29
(b)
................ 420 409,273
4.75%, 01/15/31
(b)
................ 6 5,820
EQT Corp.:
3.90%, 10/01/27 ................. 164 167,280
8.50%, 02/01/30
(d)
................ 196 249,959
Galaxy Pipeline Assets Bidco Ltd.:
2.16%, 03/31/34 ................. 1,800 1,746,090
2.63%, 03/31/36 ................. 1,800 1,719,000
2.94%, 09/30/40 ................. 2,050 1,981,325
Genesis Energy LP:
5.63%, 06/15/24 ................. 10 9,775
6.50%, 10/01/25 ................. 12 11,763
8.00%, 01/15/27 ................. 376 380,708
7.75%, 02/01/28 ................. 60 60,018
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 56 49,840
Greenko Dutch BV:
5.25%, 07/24/24 ................. 200 207,375
3.85%, 03/29/26 ................. 200 200,688
Greenko Mauritius Ltd., 6.25%, 02/21/23 .. 200 205,688
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ................. 200 205,000
5.95%, 07/29/26 ................. 5,015 5,350,378
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 293 314,887
Hess Corp., 5.80%, 04/01/47 .......... 3,200 3,815,771
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 ................. 100 103,000
5.13%, 06/15/28 ................. 125 126,375
Hilcorp Energy I LP
(b)
:
5.75%, 02/01/29 ................. 483 487,226
6.00%, 02/01/31 ................. 5 5,075
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
165 167,112
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 .. 256 267,840
India Green Energy Holdings, 5.38%, 04/29/24 680 706,350
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
.................... 642 632,505
Lukoil Securities BV, 3.88%, 05/06/30
(b)
... 600 616,500
Matador Resources Co., 5.88%, 09/15/26 .. 611 594,961
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 . 650 691,234
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ..................... 680 709,750
MEG Energy Corp.
(b)
:
6.50%, 01/15/25 ................. 462 477,223
7.13%, 02/01/27 ................. 242 253,495
Mongolian Mining Corp.:
9.25%, 04/15/24 ................. 3,820 3,578,863
9.25%, 04/15/24
(b)
................ 340 318,537
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 135 134,973
6.38%, 07/15/28 ................. 96 96,070
6.37%, 12/01/42
(d)
................ 16 14,560
Neerg Energy Ltd., 6.00%, 02/13/22 ..... 1,483 1,499,220
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,350 1,355,062
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
1,228 1,261,647
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
343 352,433
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 161,819

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
USD 455 $ 452,384
NuStar Logistics LP:
5.75%, 10/01/25 ................. 43 46,032
6.00%, 06/01/26 ................. 162 174,650
6.38%, 10/01/30 ................. 47 50,819
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 491 491,184
6.95%, 07/01/24 ................. 118 129,480
2.90%, 08/15/24 ................. 599 592,435
5.50%, 12/01/25 ................. 234 247,455
3.40%, 04/15/26 ................. 129 125,259
3.20%, 08/15/26 ................. 19 18,231
3.00%, 02/15/27 ................. 6 5,646
8.88%, 07/15/30 ................. 72 90,792
6.13%, 01/01/31 ................. 220 242,924
4.30%, 08/15/39 ................. 582 493,542
6.20%, 03/15/40 ................. 508 521,970
4.50%, 07/15/44 ................. 212 180,704
6.60%, 03/15/46 ................. 26 27,692
4.40%, 04/15/46 ................. 502 429,933
4.10%, 02/15/47 ................. 95 76,121
4.20%, 03/15/48 ................. 328 266,533
4.40%, 08/15/49 ................. 127 106,206
Oleoducto Central SA, 4.00%, 07/14/27
(b)
.. 831 877,744
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 ................. 120 123,932
5.38%, 01/01/26 ................. 31 34,163
Ovintiv, Inc.:
7.38%, 11/01/31 ................. 72 91,584
6.50%, 08/15/34 ................. 102 123,488
Parkland Corp.
(b)
:
5.88%, 07/15/27 ................. 147 156,739
4.50%, 10/01/29 ................. 272 272,340
Parsley Energy LLC
(b)
:
5.63%, 10/15/27 ................. 28 30,345
4.13%, 02/15/28 ................. 276 292,215
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 1,067 1,089,354
PDC Energy, Inc.:
1.13%, 09/15/21
(h)
................ 445 441,106
6.13%, 09/15/24 ................. 51 52,332
6.25%, 12/01/25 ................. 38 38,190
5.75%, 05/15/26 ................. 255 264,499
Petroleos del Peru SA, 5.63%, 06/19/47
(b)
.. 715 748,534
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,328,700
Range Resources Corp.:
5.88%, 07/01/22 ................. 17 17,085
5.00%, 08/15/22 ................. 157 159,779
5.00%, 03/15/23 ................. 102 103,657
4.88%, 05/15/25 ................. 101 99,990
9.25%, 02/01/26 ................. 25 27,163
8.25%, 01/15/29
(b)
................ 188 201,160
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 177 184,809
Reliance Industries Ltd.:
4.13%, 01/28/25 ................. 750 817,734
3.67%, 11/30/27 ................. 412 447,793
ReNew Power Pvt Ltd., 5.88%, 03/05/27 ... 1,148 1,217,956
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................ 200 210,125
6.67%, 03/12/24 ................. 2,151 2,259,894
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(j)
..................... EUR 200 251,570
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(j)
..................... 2,311 2,984,508
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... EUR 400 $ 514,459
Rubis Terminal Infra SAS, 5.63%, 05/15/25 . 681 840,576
Sinopec Group Overseas Development 2018
Ltd., 3.35%, 05/13/50 ............. USD 675 646,102
SM Energy Co.:
6.13%, 11/15/22 ................. 43 42,399
5.00%, 01/15/24 ................. 19 17,869
10.00%, 01/15/25
(b)
............... 983 1,105,875
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 66 66,000
6.45%, 01/23/25
(d)
................ 132 141,692
7.50%, 04/01/26 ................. 74 78,293
8.38%, 09/15/28 ................. 141 154,748
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 ................. 291 306,564
5.40%, 10/01/47 ................. 235 253,751
Sunoco LP:
5.50%, 02/15/26 ................. 16 16,437
6.00%, 04/15/27 ................. 25 26,156
5.88%, 03/15/28 ................. 36 37,679
4.50%, 05/15/29
(b)
................ 169 168,366
Tallgrass Energy Partners LP
(b)
:
7.50%, 10/01/25 ................. 170 182,979
6.00%, 12/31/30 ................. 271 267,884
Targa Resources Partners LP:
4.25%, 11/15/23 ................. 4 4,016
5.38%, 02/01/27 ................. 15 15,556
6.50%, 07/15/27 ................. 36 39,120
6.88%, 01/15/29 ................. 394 434,070
5.50%, 03/01/30 ................. 605 635,250
Teine Energy Ltd., 6.88%, 04/15/29
(b)
..... 167 169,021
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 39,456
Thaioil Treasury Center Co. Ltd., 3.75%,
06/18/50 ..................... 1,185 1,047,379
Trafigura Funding SA, 3.88%, 02/02/26 ... EUR 700 819,248
UGI International LLC, 3.25%, 11/01/25 ... 200 239,546
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
USD 529 529,000
Vine Oil & Gas LP, 8.75%, 04/15/23
(b)
..... 55 58,547
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
172 178,880
Western Midstream Operating LP:
3.95%, 06/01/25 ................. 182 186,916
4.75%, 08/15/28 ................. 38 39,710
5.45%, 04/01/44 ................. 337 345,594
5.30%, 03/01/48 ................. 165 165,584
5.50%, 08/15/48 ................. 87 85,618
6.50%, 02/01/50
(d)
................ 816 882,300
91,196,552
Paper & Forest Products — 0.1%
Inversiones CMPC SA, 3.00%, 04/06/31
(b)
.. 525 525,000
Sappi Papier Holding GmbH, 3.63%, 03/15/28 EUR 566 664,691
Suzano Austria GmbH, 3.75%, 01/15/31 ... USD 633 653,509
1,843,200
Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23 ................. EUR 2,000 2,291,949
4.75%, 04/15/26 ................. 800 893,738
6.50%, 04/15/26
(b)
................ USD 100 100,777
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
87 91,872
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 239 227,946
3,606,282

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc.
(b)
:
7.00%, 01/15/28 ................. USD 761 $ 826,104
5.00%, 01/30/28 ................. 15 15,188
5.00%, 02/15/29 ................. 282 280,061
6.25%, 02/15/29 ................. 438 465,577
7.25%, 05/30/29 ................. 504 562,590
5.25%, 01/30/30 ................. 484 486,517
5.25%, 02/15/31 ................. 517 514,528
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................ 56 58,660
2.38%, 03/01/28 ................. EUR 910 1,062,045
3.13%, 02/15/29
(b)
................ USD 171 164,160
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 ................. EUR 396 470,426
4.38%, 01/15/28 ................. 987 1,209,540
5.50%, 01/15/28
(b)
................ USD 275 285,662
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
28 31,745
Endo DAC
(b)
:
9.50%, 07/31/27 ................. 503 546,384
6.00%, 06/30/28 ................. 316 255,960
Endo Luxembourg Finance Co. I Sarl, 6.13%,
04/01/29
(b)
.................... 457 460,999
Luye Pharma Group Ltd., 1.50%, 07/09/24
(h)
1,500 1,554,455
Nidda BondCo GmbH:
5.00%, 09/30/25 ................. EUR 1,100 1,302,250
7.25%, 09/30/25 ................. 300 364,106
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ................. 1,002 1,176,176
P&L Development LLC, 7.75%, 11/15/25
(b)
.. USD 228 243,960
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
1,206 1,279,144
Rossini SARL, 6.75%, 10/30/25 ........ EUR 862 1,068,992
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 ................. 1,850 2,388,478
4.50%, 03/01/25 ................. 200 246,707
1.88%, 03/31/27 ................. 500 548,787
1.63%, 10/15/28 ................. 100 106,166
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. USD 200 219,940
18,195,307
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 150 149,250
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 65 67,059
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 510 544,527
10.25%, 02/15/27 ................ 891 994,579
House of Finance NV (The), 4.38%, 07/15/26 EUR 1,000 1,189,294
Intertrust Group BV, 3.38%, 11/15/25 ..... 1,300 1,562,623
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 ................. USD 532 555,036
5.00%, 06/15/28 ................. 613 638,439
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 229 232,607
La Financiere Atalian SASU, 5.13%, 05/15/25 EUR 512 581,989
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 230 237,762
6,753,165
Real Estate Management & Development — 9.1%
ADLER Group SA:
3.25%, 08/05/25 ................. EUR 600 733,679
2.75%, 11/13/26 ................. 1,300 1,555,701
2.25%, 01/14/29 ................. 700 786,946
ADLER Real Estate AG, 3.00%, 04/27/26 .. 800 980,236
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(j)
.................... USD 4,100 $ 4,161,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(j)
.................... 677 699,848
5.75%, 01/02/25 ................. 485 495,761
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(j)
.................... 516 528,900
6.05%, 10/13/25 ................. 2,380 2,461,069
Alam Sutera Realty Tbk. PT, 0.00%, (0.00%
Cash or 6.25% PIK), 05/02/24
(i)
....... 184 152,663
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(j)
............... EUR 1,600 1,952,746
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(j)
........... 100 122,254
Canary Wharf Group Investment Holdings plc:
1.75%, 04/07/26 ................. 2,250 2,659,314
3.38%, 04/23/28 ................. GBP 1,475 2,018,083
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29 ................. USD 920 1,000,086
5.15%, 01/29/50 ................. 962 1,070,874
Central China Real Estate Ltd.:
6.88%, 08/08/22 ................. 200 194,938
7.25%, 04/24/23 ................. 1,800 1,701,000
7.65%, 08/27/23 ................. 910 841,750
7.90%, 11/07/23 ................. 1,200 1,086,000
7.25%, 07/16/24 ................. 280 243,600
CFLD Cayman Investment Ltd.
(e)(l)
:
8.63%, 02/28/21 ................. 200 76,438
6.92%, 06/16/22 ................. 200 73,938
8.75%, 09/28/22 ................. 603 221,791
6.90%, 01/13/23 ................. 1,000 369,687
8.60%, 04/08/24 ................. 200 73,937
China Aoyuan Group Ltd.:
8.50%, 01/23/22 ................. 200 202,938
5.38%, 09/13/22 ................. 207 207,478
7.95%, 02/19/23 ................. 257 265,352
6.35%, 02/08/24 ................. 4,094 4,102,956
5.98%, 08/18/25 ................. 705 690,680
6.20%, 03/24/26 ................. 779 746,136
5.88%, 03/01/27 ................. 1,500 1,367,587
China Evergrande Group:
8.25%, 03/23/22 ................. 682 650,035
9.50%, 04/11/22 ................. 682 655,146
11.50%, 01/22/23 ................ 2,133 2,006,353
10.00%, 04/11/23 ................ 3,681 3,381,919
12.00%, 01/22/24 ................ 1,270 1,176,734
China Overseas Finance Cayman VIII Ltd.,
2.75%, 03/02/30 ................ 1,179 1,135,524
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26 ....... 550 548,505
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 ................. 600 617,437
7.38%, 04/09/24 ................. 1,592 1,637,273
5.95%, 09/29/24 ................. 890 881,100
7.00%, 05/02/25 ................. 1,835 1,857,938
CIFI Holdings Group Co. Ltd.:
6.55%, 03/28/24 ................. 1,008 1,069,740
6.45%, 11/07/24 ................. 480 510,150
6.00%, 07/16/25 ................. 673 714,221
5.95%, 10/20/25 ................. 200 212,562
5.25%, 05/13/26 ................. 2,190 2,247,455

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(j)
............... EUR 200 $ 240,404
Consus Real Estate AG, 9.63%, 05/15/24 .. 1,100 1,359,824
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ................. USD 200 213,875
6.15%, 09/17/25 ................. 200 221,688
3.13%, 10/22/25 ................. 1,305 1,319,273
7.25%, 04/08/26 ................. 1,135 1,266,944
2.70%, 07/12/26 ................. 735 726,731
4.80%, 08/06/30 ................. 400 420,000
3.30%, 01/12/31 ................. 1,130 1,067,850
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 231 249,769
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................ EUR 2,100 2,376,477
Easy Tactic Ltd.:
9.13%, 07/28/22 ................. USD 600 597,938
12.38%, 11/18/22 ................ 541 559,766
5.88%, 02/13/23 ................. 3,684 3,398,895
8.13%, 02/27/23 ................. 400 382,000
11.75%, 08/02/23 ................ 665 676,430
8.63%, 02/27/24 ................. 519 481,372
11.63%, 09/03/24 ................ 1,135 1,123,295
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(j)
........... 950 955,344
ESR Cayman Ltd., 1.50%, 09/30/25
(h)
.... 700 754,950
Fantasia Holdings Group Co. Ltd.:
15.00%, 12/18/21 ................ 200 208,937
11.75%, 04/17/22 ................ 1,650 1,681,680
7.95%, 07/05/22 ................. 750 725,859
12.25%, 10/18/22 ................ 755 767,977
10.88%, 01/09/23 ................ 1,192 1,187,157
11.88%, 06/01/23 ................ 1,065 1,051,022
9.25%, 07/28/23 ................. 1,619 1,492,516
9.88%, 10/19/23 ................. 3,164 2,922,745
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)
..... EUR 1,300 1,512,585
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 1,433 1,497,664
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 ................. 200 203,188
5.95%, 01/23/25 ................. 479 495,765
Greenland Global Investment Ltd.:
7.25%, 03/12/22 ................. 200 189,375
5.60%, 11/13/22 ................. 600 532,875
6.25%, 12/16/22 ................. 400 382,875
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
.................... 18 18,495
Heimstaden Bostad AB
(a)(j)
:
(EUR Swap Annual 5 Year + 3.67%), 3.25% EUR 350 422,758
(EUR Swap Annual 5 Year + 3.91%), 3.37% 825 997,973
(EUR Swap Annual 5 Year + 3.15%), 2.62% 2,750 3,192,289
Hong Seng Ltd., 9.88%, 08/27/22 ....... USD 800 800,250
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ..................... 1,025 1,046,461
Howard Hughes Corp. (The)
(b)
:
4.13%, 02/01/29 ................. 295 288,427
4.38%, 02/01/31 ................. 330 323,194
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(e)(l)
1,500 602,344
Jingrui Holdings Ltd.:
9.45%, 04/23/21 ................. 200 197,875
10.88%, 10/04/21 ................ 1,800 1,761,750
Kaisa Group Holdings Ltd.:
11.95%, 10/22/22 ................ 3,200 3,357,000
11.50%, 01/30/23 ................ 2,379 2,458,548
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
10.88%, 07/23/23 ................ USD 3,128 $ 3,247,255
9.75%, 09/28/23 ................. 681 692,917
11.95%, 11/12/23 ................ 932 978,891
9.38%, 06/30/24 ................. 2,400 2,307,000
11.25%, 04/16/25 ................ 780 764,888
9.95%, 07/23/25 ................. 457 428,580
KWG Group Holdings Ltd.:
7.88%, 09/01/23 ................. 932 961,125
7.40%, 03/05/24 ................. 683 716,083
5.88%, 11/10/24 ................. 682 690,312
6.30%, 02/13/26 ................. 2,300 2,266,247
Logan Group Co. Ltd.:
6.50%, 07/16/23 ................. 200 205,000
6.90%, 06/09/24 ................. 811 858,900
5.75%, 01/14/25 ................. 1,022 1,072,781
5.25%, 10/19/25 ................. 970 1,005,162
4.85%, 12/14/26 ................. 840 848,400
MAF Sukuk Ltd., 4.64%, 05/14/29 ....... 588 651,394
Modern Land China Co. Ltd.:
12.85%, 10/25/21 ................ 1,329 1,355,165
11.80%, 02/26/22 ................ 1,800 1,827,000
9.80%, 04/11/23 ................. 2,647 2,527,885
New Metro Global Ltd.:
7.50%, 12/16/21 ................. 1,095 1,120,664
6.80%, 08/05/23 ................. 810 849,994
4.80%, 12/15/24 ................. 1,995 2,009,962
NWD MTN Ltd., 4.13%, 07/18/29 ....... 1,200 1,227,000
Peach Property Finance GmbH, 3.50%,
02/15/23 ..................... EUR 200 238,020
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 ................. USD 750 781,641
6.95%, 07/23/23 ................. 1,300 1,354,844
6.25%, 08/10/24 ................. 2,120 2,224,012
5.95%, 04/30/25 ................. 1,415 1,476,464
Realogy Group LLC
(b)
:
7.63%, 06/15/25 ................. 149 162,678
5.75%, 01/15/29 ................. 371 365,899
Redco Properties Group Ltd.:
8.50%, 08/19/21 ................. 700 697,003
9.90%, 02/17/24 ................. 1,110 1,054,153
Redsun Properties Group Ltd.:
9.95%, 04/11/22 ................. 2,400 2,481,750
10.50%, 10/03/22 ................ 200 210,000
9.70%, 04/16/23 ................. 2,334 2,414,231
7.30%, 01/13/25 ................. 684 659,846
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 ................. 676 718,673
5.90%, 03/05/25 ................. 854 887,359
6.00%, 09/04/25 ................. 682 707,362
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 1,502 1,518,428
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................ 460 465,750
5.50%, 02/01/22 ................. 1,650 1,629,369
10.50%, 03/01/22 ................ 200 204,375
8.95%, 01/22/23 ................. 2,460 2,466,919
8.10%, 06/09/23 ................. 200 193,125
7.35%, 12/15/23 ................. 1,957 1,850,588
6.75%, 08/05/24 ................. 1,495 1,379,137
Scenery Journey Ltd.:
11.50%, 10/24/22 ................ 3,547 3,243,288
13.00%, 11/06/22 ................ 1,356 1,263,623
12.00%, 10/24/23 ................ 1,022 900,637
13.75%, 11/06/23 ................ 750 684,375
Seazen Group Ltd.:
6.45%, 06/11/22 ................. 1,307 1,342,534

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.00%, 08/12/24 ................. USD 1,599 $ 1,686,945
Shimao Group Holdings Ltd.:
5.60%, 07/15/26 ................. 3,750 4,052,344
4.60%, 07/13/30 ................. 423 445,207
3.45%, 01/11/31 ................. 3,950 3,756,203
Shui On Development Holding Ltd.:
5.75%, 11/12/23 ................. 200 205,438
6.15%, 08/24/24 ................. 683 710,960
5.50%, 03/03/25 ................. 825 831,961
Sinic Holdings Group Co. Ltd., 8.50%, 01/24/22 1,700 1,653,250
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.26%), 4.90%
(a)(j)
.... 408 354,450
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ..................... 1,060 1,070,931
Summit Properties Ltd., 2.00%, 01/31/25 .. EUR 1,000 1,152,764
Sunac China Holdings Ltd.:
7.25%, 06/14/22 ................. USD 200 206,063
7.95%, 10/11/23 ................. 683 721,419
7.50%, 02/01/24 ................. 950 999,578
5.95%, 04/26/24 ................. 1,420 1,435,989
6.65%, 08/03/24 ................. 2,338 2,397,911
6.50%, 01/10/25 ................. 682 691,164
7.00%, 07/09/25 ................. 3,045 3,120,174
6.50%, 01/26/26 ................. 775 770,040
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 ................. 200 204,313
6.75%, 10/31/26 ................. 200 192,125
Times China Holdings Ltd.:
6.75%, 07/16/23 ................. 322 334,478
6.75%, 07/08/25 ................. 3,950 4,145,031
6.20%, 03/22/26 ................. 2,398 2,430,223
5.75%, 01/14/27 ................. 1,200 1,158,000
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 ......... GBP 56 82,222
Series N, 6.46%, 03/30/32
(d)
......... 300 423,901
Vanke Real Estate Hong Kong Co. Ltd., 3.50%,
11/12/29 ..................... USD 1,166 1,181,304
Wanda Group Overseas Ltd., 7.50%, 07/24/22 780 696,881
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ..................... 619 605,846
Wanda Properties Overseas Ltd., 6.88%,
07/23/23 ..................... 4,493 4,373,655
Wheelock MTN BVI Ltd., 2.38%, 01/25/26 .. 1,430 1,428,388
Yango Justice International Ltd.:
10.00%, 02/12/23 ................ 683 701,142
9.25%, 04/15/23 ................. 754 760,833
8.25%, 11/25/23 ................. 680 670,438
7.50%, 04/15/24 ................. 1,687 1,644,825
7.50%, 02/17/25 ................. 2,160 2,025,000
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ................. 200 207,625
6.80%, 02/27/24 ................. 483 506,999
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 ................. 200 196,500
6.00%, 01/25/22 ................. 517 501,490
8.50%, 02/04/23 ................. 1,200 1,134,600
6.00%, 10/25/23 ................. 2,565 2,275,155
8.50%, 02/26/24 ................. 551 497,278
8.38%, 10/30/24 ................. 682 612,095
7.70%, 02/20/25 ................. 2,400 2,072,400
8.30%, 05/27/25 ................. 2,700 2,342,250
7.38%, 01/13/26 ................. 750 637,500
7.85%, 08/12/26 ................. 1,800 1,530,000
6.35%, 01/13/27 ................. 200 166,400
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Zhenro Properties Group Ltd.:
9.80%, 08/20/21 ................. USD 340 $ 344,994
8.70%, 08/03/22 ................. 1,400 1,443,750
8.65%, 01/21/23 ................. 200 205,812
9.15%, 05/06/23 ................. 485 507,734
8.30%, 09/15/23 ................. 1,804 1,856,993
7.88%, 04/14/24 ................. 969 976,268
7.35%, 02/05/25 ................. 1,840 1,817,000
6.63%, 01/07/26 ................. 705 653,887
6.70%, 08/04/26 ................. 1,200 1,108,500
Zhongliang Holdings Group Co. Ltd., 8.75%,
06/27/21 ..................... 900 895,794
235,861,475
Road & Rail — 0.4%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
100 103,443
CMB International Leasing Management Ltd.:
2.00%, 02/04/26 ................. 595 587,155
2.75%, 08/12/30 ................. 850 814,672
Deutsche Bahn Finance GmbH, (EUR Swap
Annual 5 Year + 1.26%), 0.95%
(a)(j)
..... EUR 200 235,126
EC Finance plc, 2.38%, 11/15/22 ....... 300 338,336
Loxam SAS:
4.25%, 04/15/24 ................. 1,100 1,299,645
3.25%, 01/14/25 ................. 500 580,764
3.75%, 07/15/26 ................. 1,200 1,414,276
5.75%, 07/15/27 ................. 500 582,337
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(j)
............... GBP 300 427,538
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 291 298,508
SF Holding Investment Ltd., 2.88%, 02/20/30 1,161 1,159,839
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 1,185 1,278,816
0.00%, 12/15/25
(h)(k)
............... 298 313,086
7.50%, 09/15/27 ................. 671 741,174
6.25%, 01/15/28 ................. 247 269,033
Union Pacific Corp., 3.75%, 02/05/70 ..... 175 178,962
10,622,710
Semiconductors & Semiconductor Equipment — 0.3%
ams AG
(h)
:
0.00%, 03/05/25
(k)
................ EUR 2,200 2,153,321
2.13%, 11/03/27 ................. 100 117,882
Broadcom, Inc., 3.75%, 02/15/51
(b)
...... USD 1,980 1,893,307
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 156 160,859
Infineon Technologies AG
(a)(j)
:
(EUR Swap Annual 5 Year + 3.39%), 2.87% EUR 900 1,100,227
(EUR Swap Annual 5 Year + 4.00%), 3.62% 500 635,322
KLA Corp., 3.30%, 03/01/50 .......... USD 560 537,875
Microchip Technology, Inc.:
1.63%, 02/15/25
(h)
................ 69 238,525
4.25%, 09/01/25
(b)
................ 708 739,681
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
375 385,744
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 182 180,599
8,143,342
Software — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 303 319,665
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 741 759,525
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ................. EUR 973 1,214,292
7.13%, 10/02/25
(b)
................ USD 300 321,750
9.13%, 03/01/26
(b)
................ 669 712,137
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)
.......... EUR 553 648,179

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. USD 324 $ 329,265
4.25%, 01/31/26 ................. 712 739,362
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 314 324,651
Castle US Holding Corp., 9.50%, 02/15/28
(b)
256 261,120
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 1,122 1,143,711
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 141 137,856
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 130 133,322
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 190 199,262
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
234 237,203
Oracle Corp., 3.95%, 03/25/51 ......... 8,055 8,303,611
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 174 176,610
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 390 393,510
Solera LLC, 10.50%, 03/01/24
(b)
........ 1,447 1,494,896
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,323 1,409,061
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 882 916,089
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
337 330,506
20,505,583
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 121 123,772
4.75%, 03/01/30 ................. 119 122,927
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(i)
. 128 132,800
Carvana Co., 5.50%, 04/15/27
(b)
........ 276 277,449
Dufry One BV:
2.50%, 10/15/24 ................. EUR 500 575,133
0.75%, 03/30/26
(h)
................ CHF 800 891,118
2.00%, 02/15/27 ................. EUR 100 109,999
eG Global Finance plc:
4.38%, 02/07/25 ................. 389 445,424
6.75%, 02/07/25
(b)
................ USD 1,571 1,606,347
6.25%, 10/30/25 ................. EUR 1,268 1,513,601
8.50%, 10/30/25
(b)
................ USD 200 212,944
6.25%, 03/30/26 ................. GBP 1,275 1,748,926
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... USD 164 191,470
Goldstory SASU, 5.38%, 03/01/26 ...... EUR 578 693,783
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 44 43,725
JMH Co. Ltd, 2.50%, 04/09/31 ......... 2,300 2,264,612
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
158 157,842
L Brands, Inc.:
6.88%, 07/01/25
(b)
................ 343 381,141
6.63%, 10/01/30
(b)
................ 177 202,099
6.88%, 11/01/35 ................. 215 256,235
6.75%, 07/01/36 ................. 8 9,440
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 388 399,640
Matalan Finance plc, 6.75%, 01/31/23 .... GBP 300 353,611
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... USD 109 114,450
Penske Automotive Group, Inc., 5.50%,
05/15/26 ..................... 75 77,179
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 ................. 324 331,358
7.75%, 02/15/29 ................. 1,253 1,356,310
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 386 398,545
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
.. 1,680 1,761,900
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,921 2,026,175
Tendam Brands SAU:
5.00%, 09/15/24 ................. EUR 500 551,723
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 300 331,141
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 750 796,268
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... USD 199 $ 207,457
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26 ..................... 670 673,467
21,340,011
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 146 162,607
Hurricane Finance plc, 8.00%, 10/15/25 ... GBP 230 343,554
NCR Corp.
(b)
:
5.75%, 09/01/27 ................. USD 51 53,964
5.00%, 10/01/28 ................. 253 255,530
5.13%, 04/15/29 ................. 177 178,329
6.13%, 09/01/29 ................. 29 30,704
5.25%, 10/01/30 ................. 130 131,641
Nuoxi Capital Ltd., 7.88%, 06/24/21
(e)(l)
.... 600 161,813
Xerox Corp., 4.80%, 03/01/35 ......... 144 144,066
1,462,208
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 148 144,303
Delta Merlin Dunia Tekstil PT:
Series A, 1.50%, 06/26/28
(d)(e)
........ 300 30,861
Series B, 0.00%, 06/26/32
(k)
......... 300 3,560
European TopSoho SARL, 4.00%, 09/21/21
(e)(h)
(l)
......................... EUR 500 485,644
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... USD 9 9,523
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 105 101,325
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 955 181,152
PVH Corp., 3.13%, 12/15/27 .......... EUR 500 651,189
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 ................. USD 34 36,262
5.63%, 03/15/27 ................. 44 46,475
Wolverine World Wide, Inc., 6.38%, 05/15/25
(b)
88 93,720
1,784,014
Thrifts & Mortgage Finance — 0.3%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 200 243,980
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
.................... USD 682 736,986
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 413 408,870
Jerrold Finco plc, 5.25%, 01/15/27 ...... GBP 674 940,791
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... USD 230 226,550
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 163,084
Nationstar Mortgage Holdings, Inc.
(b)
:
5.50%, 08/15/28 ................. 551 553,232
5.13%, 12/15/30 ................. 246 242,617
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(j)
............... GBP 2,200 3,316,128
PennyMac Financial Services, Inc., 4.25%,
02/15/29
(b)
.................... USD 48 45,900
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
.................... 156 156,000
7,034,138
Tobacco — 0.0%
Altria Group, Inc.:
4.40%, 02/14/26 ................. 63 71,042
5.95%, 02/14/49 ................. 485 603,869
Imperial Brands Finance plc, 2.13%, 02/12/27 EUR 100 125,689
800,600
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.88%, 07/03/23 ....... USD 125 132,904
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... 136 142,460
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. 144 156,240

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. USD 133 $ 138,985
9.75%, 08/01/27 ................. 59 67,186
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 197 194,537
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 67 65,158
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 353 375,663
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 11 11,938
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 636 695,466
7.25%, 06/15/28 ................. 354 395,204
2,375,741
Transportation Infrastructure — 0.6%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(j)
. EUR 800 961,079
Atlantia SpA:
1.88%, 07/13/27 ................. 100 119,576
1.88%, 02/12/28 ................. 2,042 2,419,098
Autostrade per l'Italia SpA:
2.00%, 12/04/28 ................. 882 1,058,285
2.00%, 01/15/30 ................. 847 1,006,829
DP World Crescent Ltd., 3.75%, 01/30/30 .. USD 630 653,625
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28 ......... EUR 4,050 4,827,801
Getlink SE, 3.50%, 10/30/25 .......... 2,703 3,296,600
14,342,893
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... USD 101 103,273
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ..................... GBP 697 972,375
1,075,648
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 2,217 2,360,529
Digicel Holdings Bermuda Ltd., 8.75%,
05/25/24
(b)
.................... 200 206,438
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26 ................ 1,116 1,239,458
Globe Telecom, Inc., 3.00%, 07/23/35 .... 750 688,125
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
.................... 1,249 1,314,572
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 201 221,198
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(i)
......... 613 573,330
Matterhorn Telecom SA, 4.00%, 11/15/27 .. EUR 1,450 1,727,452
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
.......................... USD 3,131 3,138,828
4.50%, 04/20/25 ................. EUR 300 385,123
4.75%, 07/30/25 ................. 2,085 2,710,982
3.13%, 09/19/25 ................. 1,500 1,822,974
5.00%, 04/15/28 ................. 1,200 1,586,663
4.00%, 09/19/29 ................. 1,719 2,149,100
Sprint Corp., 7.63%, 03/01/26 ......... USD 477 584,182
Telefonica Europe BV
(a)(j)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ...................... EUR 2,100 2,758,190
(EUR Swap Annual 10 Year + 4.30%),
5.87% ...................... 200 262,685
(EUR Swap Annual 6 Year + 4.11%), 4.37% 500 637,121
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(EUR Swap Annual 8 Year + 2.97%), 3.87% EUR 4,300 $ 5,433,412
T-Mobile USA, Inc.:
2.88%, 02/15/31 ................. USD 372 359,538
3.50%, 04/15/31 ................. 353 355,648
Vmed O2 UK Financing I plc, 3.25%, 01/31/31 EUR 899 1,059,680
Vodafone Group plc:
2.50%, 05/24/39 ................. 100 136,475
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)
.............. 3,068 4,050,093
(USD Swap Semi 5 Year + 3.05%), 6.25%,
10/03/78
(a)
................... USD 1,700 1,874,250
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
........ EUR 1,900 2,298,405
39,934,451
Total Corporate Bonds — 50.5%
(Cost: $1,290,259,291) ........................... 1,310,643,298
Floating Rate Loan Interests — 22.5%
Aerospace & Defense — 0.6%
(a)
Bleriot US Bidco Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 10/30/26 .... USD 211 210,280
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 ................. 2,748 2,658,619
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 ................. 1,477 1,429,278
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(m)
..................... 1,893 1,891,624
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(c)(m)
.................... 1,657 1,681,855
Peraton Corp., Term Loan, 02/01/28
(m)
..... 3,332 3,329,083
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 283 283,426
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 12/09/25 ..... 3,297 3,225,532
14,709,697
Airlines — 0.4%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(m)
..................... 1,169 1,196,401
American Airlines, Inc., Term Loan B:
 04/28/23
(m)
..................... 4,476 4,259,020
(LIBOR USD 1 Month + 2.00%),
2.11%, 12/15/23 ............... 1,065 1,015,761
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 317 323,738
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ...... 2,829 2,741,363
9,536,283
Auto Components — 0.5%
(a)
Clarios Global LP, 1st Lien Term Loan:
(EURIBOR 1 Month + 3.25%),
3.25%, 04/30/26 ............... EUR 1,000 1,163,482
 04/30/26
(m)
..................... USD 6,799 6,722,470
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ..... 1,900 1,893,939
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 02/05/26 ................. 2,462 2,429,550
12,209,441

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(a)
.... USD 2,712 $ 2,712,936
Building Products — 0.4%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25
(c)
................ 56 55,720
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(m)
1,903 1,889,032
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 1,357 1,354,996
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3
Month + 0.00%), 0.00%
,
 03/30/28 ..... EUR 2,000 2,333,087
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. USD 245 246,153
Wilsonart LLC, Term Loan D, 12/19/23
(m)
... 3,794 3,782,207
9,661,195
Capital Markets — 0.1%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.36%
,
 04/12/24 .... 151 149,862
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.13%
,
 06/03/26 525 519,463
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, 05/29/26
(m)
.......... 1,961 1,589,850
2,259,175
Chemicals — 0.7%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 2,555 2,545,419
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 ................. 313 312,217
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 2,150 2,175,973
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 399 398,669
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 369 360,550
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/28/25 . 1,088 1,075,343
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.86%
,
 03/30/26 68 67,801
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 ................. 343 342,767
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27 ................. 2,986 2,969,618
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.70%
,
 01/01/38 ................. 1,650 1,635,746
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 2,189 2,150,559
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/01/25 .... 73 72,058
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 ................. 2,185 2,148,998
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace & Co., Term Loan,
0.00%
,
 01/01/28
(c)
................ USD 751 $ 745,368
17,001,086
Commercial Services & Supplies — 0.9%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 07/10/26 ................. 1,623 1,617,031
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 09/07/27 535 533,554
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(m)
............. 4,408 4,334,709
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 09/06/24 ...... 2,420 2,405,877
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25 .... 213 211,813
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 246 245,858
Harland Clarke Holdings Corp., Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.75%
,
 11/03/23 ................. 191 168,647
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 ................. 643 629,263
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... 2,172 2,161,560
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 07/30/25 ................. 1,695 1,614,173
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 11/02/26 . 6,503 6,497,368
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 1,616 1,613,066
US Ecology Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 11/02/26 ................. 129 128,985
Valeo Foods Ltd., Facility Term Loan
B3, (EURIBOR 1 Month + 3.50%),
3.50%
,
 08/27/27 ................. EUR 2,000 2,333,180
24,495,084
Construction & Engineering — 0.2%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.13%
,
 01/21/28 ........... USD 1,087 1,082,142
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.86%
,
 04/12/25 .... 287 286,285
SRS Distribution, Inc., Term Loan, 05/23/25
(m)
3,276 3,229,166
4,597,593
Construction Materials — 0.3%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, 01/15/27
(m)
.......... 3,534 3,502,634
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ..... 1,903 1,893,668
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 511 511,029
Foundation Building Materials, Inc., 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28 ............... 1,358 1,344,418

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Construction Materials (continued)
TAMKO Building Products LLC, Term Loan,
05/29/26
(m)
..................... USD 674 $ 670,212
7,921,961
Containers & Packaging — 0.6%
(a)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.44%
,
 04/03/24 ..... 3,310 3,235,241
Charter NEX US, Inc., 1st Lien Term Loan,
12/01/27
(m)
..................... 3,783 3,787,676
Flex Acquisition Co. Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 03/02/28 2,719 2,682,037
Kleopatra Finco SARL, Facility Term Loan B,
02/12/26
(m)
..................... 1,085 1,080,931
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 02/05/23 1,359 1,352,116
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 02/05/26 261 257,663
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 07/31/26 1,083 1,073,351
Tosca Services LLC, Term Loan, 08/18/27
(m)
. 812 811,965
14,280,980
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
274 274,685
Diversified Consumer Services — 0.5%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 01/29/27 ........... 231 228,748
APX Group, Inc., Term Loan, (LIBOR USD 3
Month + 4.00%), 5.11% - 7.25%
,
 12/31/25 845 843,614
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... 471 470,343
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50% - 4.00%
,
 11/07/23 ............ 1,274 1,262,667
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
(m)
..................... 1,857 1,901,110
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 3,055 3,242,607
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 1,127 1,113,478
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.61% -
5.71%
,
 08/04/25
(c)
................ 339 312,208
Sotheby's, Inc., Term Loan, (LIBOR USD 2
Month + 4.75%), 5.50%
,
 01/15/27 ..... 1,881 1,888,095
Verisure Holding AB, Term Loan, (EURIBOR 3
Month + 0.00%), 0.00%
,
 01/15/28 ..... EUR 2,000 2,334,517
13,597,387
Diversified Financial Services — 1.8%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28
(c)
USD 1,124 1,114,614
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/31/26 ................. 1,622 1,619,754
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(c)
1,084 1,083,724
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.46%
,
 10/30/26 .... 491 487,671
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.37%
,
 11/18/24 ................. USD 296 $ 298,314
Connect Finco SARL, Term Loan, 12/11/26
(m)
6,485 6,458,332
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 4,196 4,194,963
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(m)
..................... 3,628 3,620,236
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 184 187,910
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 07/11/25 ................. 1,497 1,472,386
INEOS Styrolution Group Gmbh Ltd., Term
Loan B, (EURIBOR 3 Month + 2.75%),
2.75%
,
 01/29/26 ................. EUR 3,000 3,488,794
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week + 3.75%),
4.50%
,
 12/17/27 ................. USD 1,331 1,324,855
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(m)
............. 296 294,412
Lealand Finance Co. BV, Term Loan, 06/28/24
(c)
(m)
........................... 17 13,561
Lealand Finance Co. BV, Term Loan,
(LIBOR USD 1 Month + 4.00%), 0.11% -
4.11%
,
 06/30/25 ................. 111 60,132
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 . 635 635,414
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(m)
..................... 4,265 4,243,983
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(m)
................. 61 60,628
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 315 314,479
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 ................. 819 815,929
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.61% -
2.71%
,
 01/23/25 ................. 1,001 951,286
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 1,087 1,082,924
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 ................. 349 354,499
Veritas US, Inc., Term Loan B, 09/01/25
(m)
.. 5,010 5,014,196
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 12/20/24 1,065 1,051,716
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 02/28/27 ...... 2,324 2,312,907
White Cap Buyer LLC, Term Loan, (LIBOR
USD 6 Month + 4.00%), 4.50%
,
 10/19/27 1,049 1,046,746
Winterfell Financing SARL, Term Loan
B, (EURIBOR 3 Month + 0.00%),
3.50%
,
 02/18/28 ................. EUR 1,000 1,163,318
Ziggo Finance Partnership, Facility Term Loan
I, 04/30/28
(m)
.................... USD 1,366 1,350,904
46,118,587

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.9%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.86%, 07/15/25 ............... USD 665 $ 651,214
(LIBOR USD 3 Month + 2.75%),
2.95%, 01/31/26 ............... 1,723 1,687,246
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 .... 4,080 4,065,921
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 154 153,231
Consolidated Communications, Inc., Term
Loan, 10/02/27
(m)
................. 601 600,892
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.25%),
3.25%
,
 05/15/26 ................. EUR 1,000 1,170,085
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 ................. USD 1,265 1,259,725
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ........... 512 509,437
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 . 1,235 1,237,395
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 03/01/27 498 491,579
Lorca Holdco Ltd., Term Loan B2, (EURIBOR 6
Month + 4.25%), 4.25%
,
 09/17/27 ..... EUR 1,000 1,173,181
MTN Infrastructure TopCo, Inc., Term Loan,
11/15/24
(m)
..................... USD 2,709 2,702,057
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(m)
..................... 1,257 1,253,707
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(m)
..................... 6,824 6,764,015
23,719,685
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/15/25 ................. 223 220,238
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.86%
,
 12/13/25 ................. 474 467,253
687,491
Electrical Equipment — 0.2%
(a)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 336 335,756
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 09/13/24 5,668 5,600,468
5,936,224
Entertainment — 0.4%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 ................. 1,678 1,637,920
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 ................. 2,231 2,165,557
Playtika Holding Corp., Term Loan B1,
03/13/28
(m)
..................... 2,179 2,165,381
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 ................. 36 35,085
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 3
Month + 2.75%), 2.86% - 2.94%
,
 05/18/25 3,456 3,254,000
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., Term Loan G,
01/20/28
(m)
..................... USD 469 $ 467,233
9,725,176
Equity Real Estate Investment Trusts (REITs) — 0.1%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 08/21/25 ................. 1,643 1,607,636
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 05/11/24 . 130 127,951
1,735,587
Food & Staples Retailing — 0.2%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.80%
,
 05/23/25 .... 114 112,807
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 05/23/25 . 3,254 3,237,088
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 06/27/23 ..... 1,638 1,614,389
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 09/13/26 ...... 221 216,185
5,180,469
Food Products — 0.6%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/19/26 ................. 637 625,254
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, 10/01/25
(m)
............. 1,890 1,886,821
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.61%
,
 10/10/26 .... 112 111,776
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 4,044 4,037,903
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/29/27 ................. 4,084 4,025,344
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.86%
,
 01/31/28 ................. 472 477,430
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 258 256,630
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 03/31/27 ................. 145 143,689
Shearer's Foods LLC, 1st Lien Term Loan,
4.25%
,
 09/23/27 ................. 812 809,623
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(m)
..................... 3,528 3,511,454
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/20/28 ................. 331 330,412
16,216,336
Health Care Equipment & Supplies — 0.0%
CTC AcquiCo GmbH, Facility Term Loan
B1, (EURIBOR 3 Month + 2.50%),
2.50%
,
 03/07/25
(a)
................ EUR 1,000 1,146,420

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.9%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 ................. USD 486 $ 485,852
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(m)
..................... 2,977 2,949,129
CAB, Facility Term Loan B, (EURIBOR 6 Month
+ 3.50%), 3.50%
,
 02/09/28 .......... EUR 1,000 1,164,948
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 ................. USD 2,711 2,699,901
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 1,967 1,692,799
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/18/27 ................. 1,489 1,472,742
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(m)
..................... 608 578,590
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 ................. 624 620,212
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 08/06/26 4,329 4,310,519
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 06/30/25 ................. 2,719 2,713,288
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 30 29,804
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27
(c)
................ 1,264 1,263,833
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 ................. 1,351 1,350,261
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 1,349 1,346,449
22,678,327
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 ................. 214 214,178
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/10/25 .... 1,897 1,889,305
Verscend Holding Corp., Term Loan B1,
08/27/25
(m)
..................... 506 505,578
2,609,061
Hotels, Restaurants & Leisure — 1.0%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26
(c)
................ 248 240,478
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 269 269,696
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.33%
,
 09/15/23 . 254 252,743
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 12/23/24 ................. 4,932 4,856,025
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/21/25 ................. 1,451 1,452,524
Churchill Downs Inc., Term Loan B, (LIBOR
USD 3 Month + 2.00%), 2.12%
,
 03/17/28
(c)
648 643,950
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 USD 752 $ 742,175
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.70%
,
 07/10/25 738 738,604
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 11/30/23 ................. 489 486,968
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... 58 66,276
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 2,464 2,422,825
Herschend Entertainment Co., LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(c)
................ 838 850,827
IRB Holding Corp., Term Loan, 12/15/27
(m)
.. 6,896 6,863,392
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 2.95% - 2.95%
,
 02/05/25 1,128 1,118,236
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 1,335 1,318,873
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 102 97,473
Scientific Games International, Inc., Term Loan
B5, (LIBOR USD 1 Month + 2.75%), 2.86% -
2.86%
,
 08/14/24 ................. 856 838,389
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 1,131 1,112,150
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 07/31/26 ..... 1,072 1,064,164
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 05/30/25 ................. 148 145,868
Zaxby's Operating Co. LP, 1st Lien Term Loan,
12/28/27
(m)
..................... 1,352 1,349,634
Zaxby's Operating Co. LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28
(c)
................ 112 113,120
27,044,390
Household Durables — 0.0%
(a)
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ............... 255 249,283
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 ................. 622 621,662
870,945
Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(a)
415 413,705
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 08/12/26 ...... —
(n)
411
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.75%
,
 12/15/27 ................. 630 630,685
631,096

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.2%
(a)
Filtration Group Corp., Term Loan, 03/31/25
(m)
USD 3,429 $ 3,376,385
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 627 625,464
4,001,849
Information Technology — 0.1%
Oberthur Technologies Holding SAS, Facility
Term Loan B, (EURIBOR 3 Month + 3.75%),
3.75%
,
 01/10/24
(a)
................ EUR 1,000 1,167,106
Insurance — 1.0%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 05/09/25 ............... USD 3,474 3,427,974
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 2,375 2,355,762
AssuredPartners, Inc., Term Loan:
 02/12/27
(m)
..................... 2,391 2,362,016
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 105 104,914
Asurion LLC, 2nd Lien Term Loan B3,
01/31/28
(m)
..................... 1,532 1,558,810
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/23 ...... 640 637,416
Asurion LLC, Term Loan B8, 12/23/26
(m)
.... 3,204 3,181,590
Hub International Ltd., Term Loan, 04/25/25
(m)
3,551 3,498,743
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 237 236,441
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 09/01/27 1,093 1,091,434
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ............... 983 968,470
(LIBOR USD 1 Month + 3.75%),
3.86%, 09/03/26 ............... 1,638 1,627,676
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 437 437,752
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.20%, 05/16/24 ............... 3,821 3,775,716
(LIBOR USD 3 Month + 3.25%),
3.45%, 12/02/26 ............... 87 85,984
25,350,698
Interactive Media & Services — 0.6%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(m)
..................... 1,687 1,686,053
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 2,156 2,138,353
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(m)
..................... 6,054 6,047,773
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 5,457 5,538,855
15,411,034
Internet & Direct Marketing Retail — 0.2%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 ................. 1,897 1,891,669
Eagle Bidco Ltd., Facility Term Loan
B, (EURIBOR 3 Month + 3.75%),
4.25%
,
 01/01/38 ................. EUR 2,000 2,337,778
4,229,447
Security
Par (000)
Par (000) Value
IT Services — 1.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%), 3.50% -
5.25%
,
 09/19/24 ................. USD 2,932 $ 2,919,130
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
6.25%
,
 09/19/25 ................. 469 471,345
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 10/30/26 ................. 1,188 1,177,771
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 2,741 2,737,402
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 528 544,500
Epicor Software Corp., Term Loan C,
07/30/27
(m)
..................... 3,775 3,761,566
Go Daddy Operating Co., LLC, Term Loan B4,
08/10/27
(m)
..................... 1,893 1,880,340
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 ................. 2,164 2,161,558
Ion Trading Finance Ltd, Term Loan, 03/26/28
(m)
564 563,295
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 ................. 2,899 2,850,277
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 ................. 270 269,235
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 ................. 1,748 1,749,526
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 08/01/24 ................. 171 159,515
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.43%
,
 08/01/25 ................. 168 143,037
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ........... 2,208 2,128,190
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, 02/15/28
(m)
............ 640 634,043
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ..... 489 493,360
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.86%
,
 03/03/23 .......... 4,343 4,314,702
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.95%
,
 10/07/27 ........... 4,846 4,839,798
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 ................. 287 283,282
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 523 519,031
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.86%
,
 11/16/26 .... 430 427,219
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.61%
,
 08/27/25 1,256 1,255,013
Virtusa Corp., Term Loan, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/11/28 ...... 497 497,313
WEX, Inc., Term Loan B, 03/19/28
(m)
...... 818 814,932
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 05/15/26 ..... 1,594 1,585,906
39,181,286

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 08/05/24
(a)
................ USD 817 $ 815,871
Life Sciences Tools & Services — 0.4%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 . 1,093 1,092,713
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 ................. 1,087 1,086,831
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(m)
................. 3,524 3,525,316
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 03/07/24 ..... 61 60,743
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27
(c)
................ 712 715,514
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ........... 2,746 2,729,826
9,210,943
Machinery — 0.7%
(a)
A Friedrich Flender AG, Facility Term Loan
B1, (EURIBOR 1 Month + 0.00%),
3.75%
,
 03/10/28 ................. EUR 1,000 1,178,270
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 .... USD 1,553 1,547,558
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/01/27 ................. 656 646,779
Quimper AB, Term Loan B, (EURIBOR 3 Month
+ 0.00%), 0.00%
,
 02/16/26 .......... EUR 1,000 1,167,810
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 .... USD 5,528 5,408,207
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 .... 1,257 1,259,377
Vertiv Group Corp., Term Loan B, 03/02/27
(m)
4,066 4,031,607
Wittur Holding GmbH, 1st Lien Facility Term
Loan B, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/26 ................. EUR 2,000 2,324,878
17,564,486
Media — 1.3%
Ascend Learning LLC, Term Loan, 07/12/24
(a)(m)
USD 2,219 2,207,690
AVSC Holding Corp., 1st Lien Term Loan B1,
(LIBOR USD 6 Month + 3.50%), 4.50% -
4.75%
,
 03/03/25
(a)
................ 3,171 2,804,750
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(o)
............... 368 426,480
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................ 1,355 1,351,692
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(a)
................ 6,655 6,383,079
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 04/15/27
(a)
.... 2,727 2,690,573
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 526 523,932
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.37%
,
 02/07/24
(a)
390 387,280
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................ USD 50 $ 50,736
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................ 145 147,175
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................ 3,002 2,757,093
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/24/25
(a)
................ 788 775,033
Midcontinent Communications, Term Loan,
08/15/26
(a)(m)
.................... 215 213,729
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.62%
,
 09/18/26
(a)
................ 411 407,230
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
2,515 2,512,363
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(a)
................ 2,981 2,951,900
The EW Scripps Co., Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
477 474,645
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
.. 2,223 2,211,789
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(a)
................ 603 597,162
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(a)
................ 3,354 3,351,782
Ziggo BV, Facility Term Loan H, (EURIBOR 6
Month + 3.00%), 3.00%
,
 01/31/29
(a)
.... EUR 1,000 1,164,644
34,390,757
Metals & Mining — 0.2%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.69%
,
 07/31/25 ................. USD 967 960,566
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(m)
..................... 3,877 3,610,861
4,571,427
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 244 269,620
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.20%
,
 02/07/25 2,988 2,935,758
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28
(c)
813 816,049
4,021,427
Paper & Forest Products — 0.0%
Spa Holdings 3 Oy, Term Loan B, 03/10/28
(a)(c)
(m)
........................... 874 871,815
Personal Products — 0.2%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, 10/01/26
(a)(m)
............. 5,919 5,906,909

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.4%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. USD 2,187 $ 2,143,993
Bausch Health Cos., Inc., Term Loan,
06/02/25
(m)
..................... 4,065 4,049,630
Cidron Aida Finco Sarl, Term Loan
B, (EURIBOR 1 Month + 0.00%),
0.00%
,
 03/25/28 ................. EUR 2,000 2,323,893
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 08/01/27 USD 388 382,240
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.08%
,
 11/15/27 ................. 273 269,363
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(m)
............. 167 166,113
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 ................. 1,661 1,647,605
10,982,837
Professional Services — 0.4%
(a)
AlixPartners LLP, Term Loan, 02/04/28
(m)
... 2,717 2,705,290
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26 ................. 8,099 8,048,842
10,754,132
Real Estate Management & Development — 0.1%
Foncia Management, Term Loan, (EURIBOR 3
Month + 0.00%), 0.00%
,
 01/01/38
(a)
.... EUR 3,000 3,480,738
Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(m)
........................... USD 3,244 3,227,175
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 09/19/26
(a)
................ 225 224,429
Software — 2.6%
Avast Software BV, Term Loan, (EUR001W +
2.00%), 2.00%
,
 03/22/28
(a)
.......... EUR 1,000 1,173,955
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(a)(m)
.................... USD 3,237 3,232,133
Boxer Parent Co. Inc., Term Loan, 10/02/25
(a)(m)
2,703 2,689,677
Boxer Parent Co., Inc., Term Loan, (EURIBOR
3 Month + 4.00%), 4.00%
,
 10/02/25
(a)
... EUR 1,497 1,752,803
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
USD 3,786 3,782,328
Cloudera, Inc., Term Loan, 12/22/27
(a)(c)(m)
... 1,354 1,350,615
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 04/22/27
(a)
................ 264 263,833
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
.... 1,544 1,487,348
First Advantage Holdings LLC, 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/27
(a)
................ 1,358 1,347,063
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................ 6,734 6,729,214
Helios Software Holdings, Inc., Term Loan:
(a)
(EURIBOR 3 Month + 3.75%),
3.75%, 03/11/28 ............... EUR 3,000 3,513,702
Security
Par (000)
Par (000) Value
Software (continued)
(LIBOR USD 3 Month + 3.75%),
3.93%, 03/11/28 ............... USD 1,960 $ 1,944,085
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................ 676 689,946
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 02/25/27
(a)
.... 7,426 7,363,350
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.86%
,
 09/30/24
(a)
.... 1,261 1,260,798
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(a)
1,386 1,384,144
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29
(a)
1,089 1,094,445
Misys Ltd., 1st Lien Term Loan, (EURIBOR 3
Month + 3.00%), 4.00%
,
 06/13/24
(a)
.... EUR 997 1,156,106
Netsmart, Inc.,1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
USD 565 564,294
Planview Parent, Inc., 1st Lien Term Loan,
12/17/27
(a)(m)
.................... 2,160 2,156,211
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.15%
,
 04/26/24
(a)
................ 1,353 1,347,538
Realpage, Inc., Term Loan, 02/18/28
(a)(m)
... 6,796 6,761,342
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(a)(m)
.................... 4,111 4,055,569
SolarWinds Holdings, Inc., 1st Lien Term Loan,
02/05/24
(a)(m)
.................... 1,663 1,629,198
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25
(a)
................ 214 211,470
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28
(a)
................ 1,284 1,296,857
UKG, Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ............... 1,881 1,878,082
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 4,321 4,320,906
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
.... 613 626,792
67,063,804
Specialty Retail — 0.6%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.45%
,
 11/13/25 . 91 90,339
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/07/24 . 1,356 1,353,406
EG Group Ltd, Term Loan, 03/11/26
(m)
..... 210 207,637
IAA, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.38%
,
 06/28/26 ........... 207 205,320
Mavis Tire Express Services Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 03/20/25 ................. 2,462 2,450,598
Mavis Tire Express Services Corp., 1st Lien
Term Loan B2, (LIBOR USD 1 Month +
4.00%), 5.00%
,
 03/20/25 ........... 623 622,272
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 ................. 1,357 1,345,372
MED ParentCo., LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 ................. 340 337,381
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... 1,975 1,902,173

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Peer Holding III BV, Facility Term Loan
B, (EURIBOR 6 Month + 3.50%),
3.50%
,
 01/18/27 ................. EUR 1,000 $ 1,169,979
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... USD 4,620 4,609,374
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 255 253,725
14,547,576
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.11%
,
 07/23/26
(a)
................ 1,185 1,111,542
Trading Companies & Distributors — 0.0%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/02/25 ................. 136 135,463
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
227 225,212
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 750 661,187
1,021,862
Wireless Telecommunication Services — 0.2%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(m)
............... 2,280 2,162,145
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 05/16/24 ................. 2,311 2,305,932
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 . 1,060 1,046,845
5,514,922
Total Floating Rate Loan Interests — 22.5%
(Cost: $582,772,246) ............................. 582,595,074
Foreign Agency Obligations — 1.3%
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27 ...................... 1,163 1,258,221
Colombia — 0.1%
Ecopetrol SA:
6.88%, 04/29/30 ................. 587 711,004
5.88%, 05/28/45 ................. 428 453,123
Empresas Publicas de Medellin ESP, 4.38%
,
02/15/31
(b)
..................... 310 310,620
Grupo Energia Bogota SA ESP, 4.88%
,
05/15/30
(b)
..................... 1,200 1,324,500
2,799,247
France — 0.5%
Electricite de France SA:
(GBP Swap 13 Year + 3.96%), 6.00%
(a)(j)
. GBP 3,100 4,797,183
(EUR Swap Annual 5 Year + 3.37%),
2.87%
(a)(j)
.................... EUR 600 731,827
(EUR Swap Annual 5 Year + 3.20%),
3.00%
(a)(j)
.................... 400 492,470
(EUR Swap Annual 5 Year + 4.00%),
3.37%
(a)(j)
.................... 4,000 4,995,702
2.00%, 12/09/49 ................. 500 628,239
11,645,421
Security
Par (000)
Par (000) Value
India — 0.3%
Indian Oil Corp. Ltd., 4.75%
,
01/16/24 ..... USD 1,200 $ 1,301,250
Indian Railway Finance Corp. Ltd., 2.80%
,
02/10/31 ...................... 1,500 1,430,531
Oil India Ltd., 5.13%
,
02/04/29 .......... 640 709,773
Power Finance Corp. Ltd.:
4.50%, 06/18/29 ................. 2,147 2,272,465
3.95%, 04/23/30 ................. 800 816,880
3.35%, 05/16/31 ................. 335 326,250
6,857,149
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. 219 222,353
Pertamina Persero PT:
4.30%, 05/20/23 ................. 569 602,429
4.18%, 01/21/50 ................. 200 193,875
Perusahaan Penerbit SBSN Indonesia III,
3.80%
,
06/23/50 ................. 732 739,549
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49 600 740,063
2,498,269
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
2.63%, 04/28/25 ................. EUR 125 149,856
(EUR Swap Annual 5 Year + 8.92%),
8.50%, 09/10/30
(a)
.............. 250 290,267
440,123
Mexico — 0.0%
Comision Federal de Electricidad, 4.68%
,
02/09/51
(b)
..................... USD 552 516,120
Petroleos Mexicanos:
6.50%, 03/13/27 ................. 461 479,728
5.35%, 02/12/28 ................. 140 135,639
1,131,487
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 858 870,870
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49 ...................... 1,139 1,261,443
2,132,313
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
..................... 659 648,291
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.:
3.50%, 04/16/29 ................. 1,181 1,255,551
3.50%, 11/24/70
(b)
................ 760 672,220
1,927,771
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%
,
06/25/24 ... 1,700 1,007,250
Total Foreign Agency Obligations — 1.3%
(Cost: $32,418,183) .............................. 32,345,542

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
54
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Foreign Government Obligations — 0.5%
Indonesia — 0.0%
Republic of Indonesia:
4.63%, 04/15/43 ................. USD 445 $ 492,142
4.75%, 07/18/47 ................. 445 501,182
993,324
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 .... 900 822,094
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ...... 679 780,850
Pakistan — 0.2%
Islamic Republic of Pakistan:
6.00%, 04/08/26 ................. 1,385 1,407,073
7.38%, 04/08/31 ................. 1,640 1,674,338
8.88%, 04/08/51 ................. 1,045 1,081,248
4,162,659
Sri Lanka — 0.3%
Democratic Socialist Republic of Sri Lanka:
5.75%, 04/18/23 ................. 882 600,036
6.85%, 03/14/24 ................. 1,009 642,922
6.35%, 06/28/24 ................. 1,019 650,568
6.83%, 07/18/26 ................. 1,218 743,360
6.20%, 05/11/27 ................. 2,382 1,449,298
7.85%, 03/14/29 ................. 1,020 623,475
7.55%, 03/28/30 ................. 3,417 2,084,370
6,794,029
Total Foreign Government Obligations — 0.5%
(Cost: $15,140,238) .............................. 13,552,956
Shares
Shares
Investment Companies — 1.7%
Cheniere Energy Partners LP .......... 777 32,284
Invesco Senior Loan ETF ............. 183,131 4,052,689
iShares 0-5 Year High Yield Corporate Bond
ETF
*
......................... 530,200 24,288,463
iShares Floating Rate Bond ETF
*
........ 308,079 15,644,252
Western Midstream Partners LP ......... 3,216 59,785
Total Investment Companies — 1.7%
(Cost: $44,493,213) .............................. 44,077,473
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 1.0%
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust:
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 0.49%, 09/25/46
(a)
. 2,229 2,152,078
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 2,046 1,354,401
3,506,479
Commercial Mortgage-Backed Securities — 0.8%
BX Commercial Mortgage Trust, Series
2019-XL, Class G, (LIBOR USD 1 Month +
2.30%), 2.41%, 10/15/36
(a)(b)
......... 2,822 2,819,602
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 877,714
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 1,000 961,857
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... USD 2,158 $ 2,141,023
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (LIBOR USD 1 Month + 0.00%),
3.53%, 10/10/34
(a)(b)
............... 990 1,028,795
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 220 202,655
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(a)(b)
..... 1,886 1,754,050
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class D, 4.62%,
03/15/50
(a)(b)
.................... 990 967,201
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................. 310 304,699
Series 2015-C25, Class D, 3.07%, 10/15/48 650 633,953
USDC, Series 2018, Class E, 4.49%,
05/13/38
(a)(b)
.................... 2,000 1,705,717
Velocity Commercial Capital Loan Trust
(a)(b)
:
Series 2019-3, Class M2, 3.28%, 10/25/49 3,264 3,289,658
Series 2019-3, Class M3, 3.38%, 10/25/49 966 967,641
Wells Fargo Commercial Mortgage Trust
(a)
:
Series 2015-C30, Class C, 4.50%, 09/15/58 1,000 1,084,972
Series 2016-NXS5, Class D, 4.99%,
01/15/59 .................... 590 610,790
19,350,327
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.13%, 08/15/57 .......... 25,581 1,864,591
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 295,860
2,160,451
Total Non-Agency Mortgage-Backed Securities — 1.0%
(Cost: $25,158,966) .............................. 25,017,257
Beneficial Interest
(000)
Other Interests — 0.0%
(p)
Capital Markets — 0.0%
Millennium Corp. Claim
(c)
.............. 811 —
Total Other Interests — 0.0% ......................... —
Par (000)
Pa r (000)
Preferred Securities — 1.7%
Capital Trusts — 1.7%
Banks — 0.8%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% ... EUR 2,000 2,626,848
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... USD 108 119,534
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 30 33,600
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 3 3,330
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 60 69,000

BlackRock Income Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.29% ...................... USD 173 $ 173,052
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00%
(g)
..................... 4,190 4,230,852
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ...................... 6,226 6,196,925
JPMorgan Chase & Co.:
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ...................... 84 83,853
Series V, (LIBOR USD 3 Month + 3.32%),
3.56% ...................... 44 43,802
Series FF, (SOFR + 3.38%), 5.00% .... 389 402,129
Series HH, (SOFR + 3.13%), 4.60% .... 180 182,025
Lloyds Banking Group plc, (LIBOR USD 3
Month + 1.50%), 6.41%
(b)
........... 100 125,750
Wells Fargo & Co.:
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 83 91,383
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,035 8,114,546
22,496,629
Capital Markets — 0.4%
(a)(j)
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 9,000 9,133,200
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 1,050 1,032,150
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 340 359,652
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............ 149 149,223
10,674,225
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(j)
............................ 150 162,000
Electric Utilities — 0.4%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(j)
............ 9,400 9,529,720
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series G, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 5.31%), 7.13%
(a)(j)
.... 2,070 2,016,801
Total Capital Trusts — 1.7%
(Cost: $44,488,672) .............................. 44,879,375
Security
Shares
Shares Value
Preferred Stocks — 0.0%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 4/08/15-12/15/15,
cost $53,170)
(f)
.................. 56,714 $ 584
Total Preferred Stocks — 0.0%
(Cost: $55,498) ................................ 584
Total Preferred Securities — 1.7%
(Cost: $44,544,170) .............................. 44,879,959
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
3.26%, 07/25/30
(a)
................ USD 1,500 1,479,732
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,500,000) .............................. 1,479,732
Shares
Shares
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(e)
............ 897 —
Oil, Gas & Consumable Fuels — 0.0%
(e)
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00) ..... 495 2,252
SM Energy Co. (Issued/exercisable 06/18/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01) ................. 18,140 296,771
299,023
Total Warrants — 0.0% ............................. 299,023
Total Long-Term Investments — 86.2%
(Cost: $2,213,995,677) ........................... 2,235,597,673

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
56
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
x
Security
Shares
Shares Value
Short-Term Securities — 16.0%
(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
................... 412,861,714 $ 412,861,714
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 2,923,318 2,923,318
Total Short-Term Securities — 16.0%
(Cost: $415,785,032) ............................. 415,785,032
Total Options Purchased — 0.1%
(Cost: $6,721,216) .............................. 2,710,889
Total Investments Before Options Written — 102.3%
(Cost: $2,636,501,925 ) ........................... 2,654,093,594
Total Options Written — (0.0)%
(Premium Received — $1,506,949) ................... (334,788)
Total Investments Net of Options Written — 102.3%
(Cost: $2,634,994,976 ) ........................... 2,653,758,806
Liabilities in Excess of Other Assets — (2.3)% ............ (59,259,498)
Net Assets — 100.0% .............................. $ 2,594,499,308
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $123,684, representing less than 0.05% of its net assets as of period end, and an original cost of $175,880.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Zero-coupon bond.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Amount is less than 500.
(o)
Fixed rate.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Annualized 7-day yield as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 137,443,744 $ 275,417,970 $ — $ — $ — $ 412,861,714 412,861,714 $ 30,070 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 23,302,290 — — — 986,173 24,288,463 530,200 610,350 —
iShares Floating Rate Bond ETF 15,625,767 — — — 18,485 15,644,252 308,079 40,493 —
$ — $ 1,004,658 $ 452,794,429 $ 680,913 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 110 06/21/21 $ 17,033 $ (736,664)
U.S. Treasury Ultra Bond .................................................... 23 06/21/21 4,183 (184,367)
U.S. Treasury 2 Year Note .................................................... 303 06/30/21 66,885 (64,650)
(985,681)
Short Contracts
Euro- Bobl ............................................................... 83 06/08/21 13,148 9,651
Euro-Bund .............................................................. 55 06/08/21 11,047 (326)
U.S. Treasury 10 Year Note ................................................... 1,422 06/21/21 186,349 3,451,818
U.S. Treasury 10 Year Ultra Note ............................................... 105 06/21/21 15,107 510,111
Long Gilt ............................................................... 25 06/28/21 4,397 11,167
U.S. Treasury 5 Year Note .................................................... 47 06/30/21 5,802 66,965
4,049,386
$ 3,063,705
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 850,948 CHF 800,000 Morgan Stanley & Co. International plc 04/15/21 $ 4,291
USD 1,894,163 CHF 1,750,000 Standard Chartered Bank 04/15/21 42,101
USD 180,504 CHF 170,000 UBS AG 04/15/21 590
USD 6,096,271 EUR 5,130,000 Bank of America NA 04/15/21 79,074
USD 2,116,595 EUR 1,780,000 Barclays Bank plc 04/15/21 28,757
USD 798,693 EUR 670,000 Citibank NA 04/15/21 12,821
USD 749,800 EUR 630,000 JPMorgan Chase Bank NA 04/15/21 10,845
USD 3,490,540 EUR 2,960,000 Morgan Stanley & Co. International plc 04/15/21 18,630
USD 362,825,949 EUR 304,520,000 UBS AG 04/15/21 5,641,333
USD 22,086,761 GBP 15,940,000 Bank of America NA 04/15/21 111,169
USD 2,504,872 GBP 1,810,000 Morgan Stanley & Co. International plc 04/15/21 9,526
USD 44,520,607 GBP 32,130,000 Standard Chartered Bank 04/15/21 224,764
USD 27,970 GBP 20,000 UBS AG 04/15/21 396
USD 1,347,162 SEK 11,430,000 Bank of America NA 04/15/21 38,274
USD 1,136,036 JPY 123,581,620 Morgan Stanley & Co. International plc 06/16/21 19,156
6,241,727
USD 742,923 SGD 1,000,000 Goldman Sachs International 06/16/21 (207)
$ 6,241,520
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alerian MLP ETF ............................ 11,946 04/16/21 USD 31.00 USD 36,435 $ 639,110
EURO STOXX Bank Index ..................... 13,913 04/16/21 EUR 92.50 EUR 61,266 509,868
iShares Russell 2000 ETF ...................... 3,277 04/16/21 USD 225.00 USD 72,402 963,438
iShares Russell 2000 ETF ...................... 4,731 04/16/21 USD 240.00 USD 104,527 104,082
U.S. Treasury 10 Year Note ..................... 1,331 04/23/21 USD 134.00 USD 133,100 62,391
STOXX Europe 600 Telecommunications Index ....... 178 06/18/21 EUR 230.00 EUR 2,047 43,836
2,322,725

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
58
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 ......................... 2,786 04/01/21 USD 305.00 USD 88,910 $ 6,965
$ 2,329,690
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly CDX.NA.IG.35.V1 Quarterly
Morgan Stanley
& Co.
International
plc 04/21/21 USD 55.00 USD 42,780 $ 11,494
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/13/21 2.50 % USD 18,000 $ 369,705
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alerian MLP ETF ............................. 3,890 04/16/21 USD 34.00 USD 11,865 $ (31,119)
EURO STOXX Bank Index ...................... 13,913 04/16/21 EUR 100.00 EUR 61,266 (81,579)
iShares Russell 2000 ETF ....................... 3,277 04/16/21 USD 235.00 USD 72,402 (175,320)
iShares Russell 2000 ETF ....................... 4,731 04/16/21 USD 255.00 USD 104,527 (18,924)
U.S. Treasury 10 Year Note ...................... 1,331 04/23/21 USD 135.50 USD 133,100 (20,797)
(327,739)
Put
Invesco QQQ Trust 1 .......................... 2,786 04/01/21 USD 290.00 USD 88,910 (2,786)
$ (330,525)

BlackRock Income Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.35.V1 Quarterly 1.00 % Quarterly
Morgan Stanley
& Co.
International
plc 04/21/21 NR USD 65.00 USD 42,780 $ (4,263)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 57 $ 1,696 $ 11,535 $ (9,839)
Nordstrom, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 67 1,991 13,513 (11,522)
$ – $ – $ –
$ 3,687 $ 25,048 $ (21,361)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 30 $ (472) $ (1,253) $ 781
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 190 18,586 18,534 52
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 NR EUR 310 52,659 50,402 2,257
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 320 37,286 37,872 (586)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 170 22,774 21,396 1,378
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 250 27,806 27,691 115
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 605 41,918 26,187 15,731
$ 200,557 $ 180,829 $ 19,728
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.19%

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
60
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
OTC Swaps ..................................................... $ 207,130 $ (1,253) $ 20,314 $ (21,947) $ —
Options Written ................................................... N/A N/A 1,211,902 (39,741) (334,788)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 4,049,712 $ — $ 4,049,712
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,241,727 — — 6,241,727
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 11,494 2,267,299 — 432,096 — 2,710,889
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 227,444 — — — — 227,444
$ — $ 238,938 $ 2,267,299 $ 6,241,727 $ 4,481,808 $ — $ 13,229,772
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 986,007 — 986,007
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 207 — — 207
Options written
Options written at value ..................... — 4,263 309,728 — 20,797 — 334,788
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 23,200 — — — — 23,200
$ — $ 27,463 $ 309,728 $ 207 $ 1,006,804 $ — $ 1,344,202
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended March 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (466,198) $ — $ 567,342 $ — $ 101,144
Forward foreign currency exchange contracts .... — — — (5,614,677) — — (5,614,677)
Options purchased
(a)
.................... — 670,259 11,942,043 — (790,140) — 11,822,162
Options written ........................ — 565,393 (1,405,259) — 81,227 — (758,639)
Swaps .............................. — 2,348,236 — — — — 2,348,236
$ — $ 3,583,888 $ 10,070,586 $ (5,614,677) $ (141,571) $ — $ 7,898,226
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 3,236,638 — 3,236,638
Forward foreign currency exchange contracts .... — — — 4,883,655 — — 4,883,655
Options purchased
(b)
.................... — (63,371) (3,290,478) — (138,026) — (3,491,875)
Options written ........................ — 36,378 940,475 — 205,946 — 1,182,799
Swaps .............................. — 79,488 — — — — 79,488
$ — $ 52,495 $ (2,350,003) $ 4,883,655 $ 3,304,558 $ — $ 5,890,705

BlackRock Income Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 98,567,567
Average notional value of contracts — short ................................................................................. 164,807,310
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 323,670,602
Average amounts sold — in USD ........................................................................................ 1,276,531
Options:
Average value of option contracts purchased ................................................................................ 2,440,996
Average value of option contracts written ................................................................................... 1,441,492
Average notional value of swaption contracts purchased ......................................................................... 71,679,950
Average notional value of swaption contracts written ........................................................................... 21,390,000
Credit default swaps:
Average notional value — buy protection ................................................................................... 124,509
Average notional value — sell protection ................................................................................... 94,411,350
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 427,492 $ 272,454
Forward foreign currency exchange contracts ................................................................. 6,241,727 207
Options
(a)(b)
........................................................................................ 2,710,889 334,788
Swaps — OTC
(c)
.................................................................................... 227,444 23,200
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 9,607,552 $ 630,649
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,757,182) (602,979)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 6,850,370 $ 27,670
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 228,517 $ — $ — $ — $ 228,517
Barclays Bank plc ................................ 41,073 (11,092) — — 29,981
BNP Paribas SA ................................. 13,513 (11,522) — — 1,991
Citibank NA .................................... 12,821 — — — 12,821
Credit Suisse International .......................... 18,586 — — — 18,586
Goldman Sachs International ........................ 79,790 (793) — — 78,997
JPMorgan Chase Bank NA .......................... 431,130 — — (270,000) 161,130
Morgan Stanley & Co. International plc .................. 115,756 (4,263) — — 111,493
Standard Chartered Bank ........................... 266,865 — — — 266,865
UBS AG ...................................... 5,642,319 — — — 5,642,319
$ 6,850,370 $ (27,670) $ — $ (270,000) $ 6,552,700

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
62
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 11,092 $ (11,092) $ — $ — $ —
BNP Paribas SA ................................. 11,522 (11,522) — — —
Goldman Sachs International ........................ 793 (793) — — —
Morgan Stanley & Co. International plc .................. 4,263 (4,263) — — —
$ 27,670 $ (27,670) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

BlackRock Income Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Not es to Financial Statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 149,498,432 $ 12,130,439 $ 161,628,871
Common Stocks:
Banks ............................................... — 9,709,736 — 9,709,736
Building Products ....................................... 9,840 — — 9,840
Capital Markets ........................................ — 1,123,730 — 1,123,730
Chemicals ............................................ 738,319 — — 738,319
Commercial Services & Supplies ............................. — — 147 147
Communications Equipment ................................ 173,967 — — 173,967
Construction & Engineering ................................ 38,666 — — 38,666
Consumer Finance ...................................... 135,691 — — 135,691
Diversified Telecommunication Services ........................ — 261,523 — 261,523
Electrical Equipment ..................................... 254,285 — — 254,285
Entertainment ......................................... 210,609 — — 210,609
Equity Real Estate Investment Trusts (REITs) .................... 1,178,852 — — 1,178,852
Health Care Providers & Services ............................ — — 4 4
Life Sciences Tools & Services .............................. 625,668 — — 625,668
Machinery ............................................ — 6,226 — 6,226
Media ............................................... 138,456 377,704 — 516,160
Metals & Mining ........................................ 479,014 — — 479,014
Oil, Gas & Consumable Fuels ............................... 2,851,235 123,100 — 2,974,335
Pharmaceuticals ....................................... 359,900 — — 359,900
Professional Services .................................... — 134,303 — 134,303
Road & Rail ........................................... 147,177 — — 147,177
Software ............................................. 336 — — 336
Corporate Bonds ........................................ — 1,310,643,298 — 1,310,643,298
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 13,027,842 1,681,855 14,709,697
Airlines .............................................. — 9,536,283 — 9,536,283
Auto Components ...................................... — 12,209,441 — 12,209,441
Automobiles .......................................... — 2,712,936 — 2,712,936
Building Products ....................................... — 9,605,475 55,720 9,661,195
Capital Markets ........................................ — 2,259,175 — 2,259,175
Chemicals ............................................ — 16,255,718 745,368 17,001,086
Commercial Services & Supplies ............................. — 24,495,084 — 24,495,084
Construction & Engineering ................................ — 4,597,593 — 4,597,593
Construction Materials .................................... — 7,921,961 — 7,921,961
Containers & Packaging .................................. — 14,280,980 — 14,280,980
Distributors ........................................... — 274,685 — 274,685
Diversified Consumer Services .............................. — 13,285,179 312,208 13,597,387
Diversified Financial Services ............................... — 43,906,688 2,211,899 46,118,587
Diversified Telecommunication Services ........................ — 23,719,685 — 23,719,685
Electric Utilities ........................................ — 687,491 — 687,491
Electrical Equipment ..................................... — 5,936,224 — 5,936,224
Entertainment ......................................... — 9,725,176 — 9,725,176
Equity Real Estate Investment Trusts (REITs) .................... — 1,735,587 — 1,735,587
Food & Staples Retailing .................................. — 5,180,469 — 5,180,469
Food Products ......................................... — 16,216,336 — 16,216,336
Health Care Equipment & Supplies ........................... — 1,146,420 — 1,146,420
Health Care Providers & Services ............................ — 21,414,494 1,263,833 22,678,327
Health Care Technology .................................. — 2,609,061 — 2,609,061
Hotels, Restaurants & Leisure .............................. — 25,129,739 1,914,651 27,044,390
Household Durables ..................................... — 870,945 — 870,945
Household Products ..................................... — 413,705 — 413,705
Independent Power and Renewable Electricity Producers ............ — 631,096 — 631,096
Industrial Conglomerates .................................. — 4,001,849 — 4,001,849

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
64
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Information Technology ................................... $ — $ 1,167,106 $ — $ 1,167,106
Insurance ............................................ — 25,350,698 — 25,350,698
Interactive Media & Services ............................... — 15,411,034 — 15,411,034
Internet & Direct Marketing Retail ............................ — 4,229,447 — 4,229,447
IT Services ........................................... — 39,181,286 — 39,181,286
Leisure Products ....................................... — 815,871 — 815,871
Life Sciences Tools & Services .............................. — 8,495,429 715,514 9,210,943
Machinery ............................................ — 17,564,486 — 17,564,486
Media ............................................... — 32,178,968 2,211,789 34,390,757
Metals & Mining ........................................ — 4,571,427 — 4,571,427
Oil, Gas & Consumable Fuels ............................... — 3,205,378 816,049 4,021,427
Paper & Forest Products .................................. — — 871,815 871,815
Personal Products ...................................... — 5,906,909 — 5,906,909
Pharmaceuticals ....................................... — 10,982,837 — 10,982,837
Professional Services .................................... — 10,754,132 — 10,754,132
Real Estate Management & Development ....................... — 3,480,738 — 3,480,738
Road & Rail ........................................... — 3,227,175 — 3,227,175
Semiconductors & Semiconductor Equipment .................... — 224,429 — 224,429
Software ............................................. — 65,713,189 1,350,615 67,063,804
Specialty Retail ........................................ — 14,547,576 — 14,547,576
Technology Hardware, Storage & Peripherals .................... — 1,111,542 — 1,111,542
Trading Companies & Distributors ............................ — 796,650 225,212 1,021,862
Wireless Telecommunication Services ......................... — 5,514,922 — 5,514,922
Foreign Agency Obligations ................................. — 32,345,542 — 32,345,542
Foreign Government Obligations .............................. — 13,552,956 — 13,552,956
Investment Companies .................................... 44,077,473 — — 44,077,473
Non-Agency Mortgage-Backed Securities ........................ — 25,017,257 — 25,017,257
Preferred Securities ...................................... — 44,879,375 — 44,879,375
U.S. Government Sponsored Agency Securities .................... — 1,479,732 — 1,479,732
Warrants .............................................. 2,252 296,771 — 299,023
Short-Term Securities ....................................... 415,785,032 — — 415,785,032
Options Purchased:
Credit contracts .......................................... — 11,494 — 11,494
Equity contracts .......................................... 2,267,299 — — 2,267,299
Interest rate contracts ...................................... 62,391 369,705 — 432,096
Subtotal ....................................................
$ 469,536,462 $ 2,158,049,430 $ 26,507,118 $ 2,654,093,010
Investments valued at NAV
(a)
...................................... 584
$ —
Total Investments .............................................. $ 2,654,093,594
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 20,314 $ — $ 20,314
Foreign currency exchange contracts ............................ — 6,241,727 — 6,241,727
Interest rate contracts ....................................... 4,049,712 — — 4,049,712
Liabilities:
Credit contracts ........................................... — (26,210) — (26,210)
Equity contracts ........................................... (309,728) — — (309,728)
Foreign currency exchange contracts ............................ — (207) — (207)
Interest rate contracts ....................................... (1,006,804) — — (1,006,804)
$ 2,733,180 $ 6,235,624 $ — $ 8,968,804
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Income Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2020 ............................................... $ 11,344,347 $ 9,820 $ 3,978,718 $ 1,973,708 $ 17,306,593
Transfers into level 3 ............................................................. — — 1,527,014 — 1,527,014
Transfers out of level 3 ............................................................ (1,500,000) — (2,556,683) (984,052) (5,040,735)
Accrued discounts/premiums ......................................................... (90) — 4,372 (71) 4,211
Net realized gain ................................................................ 897 — 1,785 2,787 5,469
Net change in unrealized appreciation (depreciation)
(a)(b)
....................................... 75,833 (9,669) 93,858 (2,717) 157,305
Purchases ..................................................................... 3,236,379 — 12,173,642 — 15,410,021
Sales ........................................................................ (1,026,927) — (846,178) (989,655) (2,862,760)
Closing balance, as of March 31, 2021 ..................................................
$ 12,130,439 $ 151 $ 14,376,528 $ — $ 26,507,118
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021
(b)
...........
$ 75,833 $ (9,669) $ 91,694 $ — $ 157,858
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
66
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.9%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.39%, 08/15/30
(b)
.......... USD 5,800 $ 5,795,870
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40 ........... 137 143,054
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ........... 974 979,707
Total Asset-Backed Securities — 0.9%
(Cost: $6,911,868) .............................. 6,918,631
Foreign Agency Obligations — 0.1%
Mexico — 0.1%
Petroleos Mexicanos :
6.84%, 01/23/30 ................. 152 153,695
6.38%, 01/23/45 ................. 112 92,960
5.63%, 01/23/46 ................. 20 15,897
7.69%, 01/23/50 ................. 80 73,920
6.95%, 01/28/60 ................. 75 64,031
400,503
Total Foreign Agency Obligations — 0.1%
(Cost: $385,177) ................................ 400,503
Foreign Government Obligations — 2.8%
China — 2.5%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 50,150 7,324,429
2.41%, 06/19/25 ................. 10,500 1,562,608
2.85%, 06/04/27 ................. 7,400 1,104,998
3.29%, 05/23/29 ................. 1,900 290,170
2.68%, 05/21/30 ................. 57,760 8,399,102
18,681,307
Colombia — 0.1%
Republic of Colombia, 3.13%
,
04/15/31 .... USD 585 572,569
Indonesia — 0.0%
Republic of Indonesia:
6.50%, 02/15/31 ................. IDR 2,214,000 149,687
7.50%, 06/15/35 ................. 1,633,000 114,974
7.38%, 05/15/48 ................. 1,394,000 93,555
358,216
Mexico — 0.1%
United Mexican States, 2.66%
,
05/24/31 ... USD 870 825,141
Panama — 0.0%
Republic of Panama, 2.25%
,
09/29/32 ..... 305 288,892
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(a)
230 230,216
Russia — 0.1%
Russian Federation:
7.75%, 09/16/26 ................. RUB 25,272 350,743
7.65%, 04/10/30 ................. 14,748 204,385
8.50%, 09/17/31 ................. 2,379 34,969
590,097
Total Foreign Government Obligations — 2.8%
(Cost: $20,955,415) .............................. 21,546,438
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 7.3%
Commercial Mortgage-Backed Securities — 6.8%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.99%, 09/15/34
(a)(b)
......... USD 2,760 $ 2,760,834
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 09/15/34
(a)(b)
... 427 426,867
BANK
(b)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 .................... 180 186,366
Series 2020-BN26, Class B, 2.91%,
03/15/63 .................... 2,035 2,033,669
Benchmark Mortgage Trust, Series 2020-B20,
Class B, 2.53%, 10/15/53 ........... 592 574,770
BFLD, Series 2019-DPLO, Class A, (LIBOR
USD 1 Month + 1.09%), 1.20%, 10/15/34
(a)(b)
45 44,973
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.26%, 10/15/35
(a)(b)
1,984 2,001,474
BX Commercial Mortgage Trust
(a)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.03%, 10/15/36
(b)
.. 1,460 1,460,589
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36
(b)
.. 3,010 3,009,635
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.46%, 11/15/32
(b)
.. 2,160 2,164,116
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,490 3,540,758
BX Trust
(a)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 3,955 4,132,586
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.31%, 01/15/34
(b)
.. 450 449,458
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 800,553
CHT 2017-COSMO Mortgage Trust, Series
2017-CSMO, Class A, (LIBOR USD 1 Month
+ 0.93%), 1.04%, 11/15/36
(a)(b)
........ 460 460,138
Citigroup Commercial Mortgage Trust:
Series 2016-P6, Class B, 4.24%, 12/10/49
(b)
735 767,801
Series 2020-420K, Class A, 2.46%,
11/10/42
(a)
................... 2,040 2,006,335
Series 2020-420K, Class B, 2.86%,
11/10/42
(a)
................... 100 99,424
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 325,772
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 4,050 4,209,752
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 1.21%, 06/15/34
(a)(b)
. 923 906,473
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
..................... 972 989,064
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(b)
................... 658 730,680
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 3,315 3,539,567
Series 2019-C17, Class C, 3.93%, 09/15/52 863 856,211
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.91%, 02/15/38
(a)(b)
......... 630 630,119
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.11%, 11/15/37
(a)(b)
........ 3,800 3,816,805

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
.... USD 200 $ 207,636
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
05/15/38
(a)(b)
.................... 100 100,061
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 526 537,442
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
:
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 1.48%, 10/15/33 ... 1,400 1,403,486
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.88%, 10/15/33 ... 400 401,371
Series 2020-MKST, Class B, (LIBOR USD 1
Month + 1.05%), 1.16%, 12/15/36 ... 986 975,202
KKR Industrial Portfolio Trust
(a)(b)
:
Series 2020-AIP, Class A, (LIBOR USD 1
Month + 1.04%), 1.14%, 03/15/37 ... 396 396,537
Series 2021-KDIP, Class B, (LIBOR USD 1
Month + 0.80%), 0.91%, 12/15/37 ... 140 139,832
Morgan Stanley Capital I Trust:
Series 2018-H3, Class A5, 4.18%, 07/15/51 411 459,944
Series 2018-H3, Class B, 4.62%, 07/15/51
(b)
533 592,422
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(a)(b)
. 1,480 1,479,095
Series 2020-HR8, Class AS, 2.30%,
07/15/53 .................... 265 259,979
Series 2020-HR8, Class B, 2.70%, 07/15/53 318 320,348
MSCG Trust, Series 2018-SELF, Class A,
(LIBOR USD 1 Month + 0.90%), 1.01%,
10/15/37
(a)(b)
.................... 464 463,994
NYC Commercial Mortgage Trust, Series 2021-
909, Class A, 2.94%, 04/10/43
(a)
....... 890 916,683
51,578,821
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(b)
BANK, Series 2020-BN29, Class XA, 1.36%,
11/15/53 ....................... 2,781 286,425
Benchmark Mortgage Trust:
Series 2020-B20, Class XA, 1.63%,
10/15/53 .................... 16,408 1,776,193
Series 2020-B21, Class XA, 1.46%,
12/17/53 .................... 2,729 294,781
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.56%,
11/15/51 .................... 3,481 115,855
Series 2019-C16, Class XA, 1.56%,
06/15/52 .................... 10,237 1,022,940
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.49%, 10/15/52 ...... 7,707 753,088
4,249,282
Total Non-Agency Mortgage-Backed Securities — 7.3%
(Cost: $56,308,184) .............................. 55,828,103
U.S. Government Sponsored Agency Securities — 53.2%
Agency Obligations — 0.6%
Federal Home Loan Bank, 4.00%, 04/10/28 . 4,100 4,811,159
Federal National Mortgage Association Variable
Rate Notes, Series 1996-W1, Class AL,
7.25%, 03/25/26
(b)
................ 2 2,424
4,813,583
Collateralized Mortgage Obligations — 0.9%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41 1,385 1,460,739
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2014-27, Class VC, 4.00%, 05/25/31 USD 3,236 $ 3,432,879
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46
(c)
................ 500 535,000
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
............. 956 1,118,553
6,547,171
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 2,096 2,189,544
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 1,622 1,683,735
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 . 215 225,670
4,098,949
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ...... 2,732 392,097
Series 2020-32, Class PI, 4.00%, 05/25/50 2,823 447,439
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 2,698 341,762
Series 2020-146, Class DI, 2.50%, 10/20/50 3,136 379,537
Series 2020-162, Class TI, 2.50%, 10/20/50 5,527 731,899
Series 2020-175, Class DI, 2.50%, 11/20/50 1,086 142,845
Series 2020-185, Class MI, 2.50%, 12/20/50 3,675 513,745
2,949,324
Interest Only Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
176,576 62,896
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(b)
:
Series K094, Class X1, 0.88%, 06/25/29 . 2,800 179,727
Series K105, Class X1, 1.52%, 01/25/30 . 10,126 1,168,564
Series K107, Class X1, 1.59%, 01/25/30 . 2,472 300,505
Series K109, Class X1, 1.58%, 04/25/30 . 1,900 231,615
Series K110, Class X1, 1.70%, 04/25/30 . 795 102,491
Series K113, Class X1, 1.39%, 06/25/30 . 3,200 350,034
Series K115, Class X1, 1.33%, 06/25/30 . 3,908 411,326
Series K116, Class X1, 1.43%, 07/25/30 . 1,410 156,682
Series K119, Class X1, 0.93%, 09/25/30 . 2,366 178,217
Series K120, Class X1, 1.04%, 10/25/30 . 14,117 1,175,064
Series K122, Class X1, 0.88%, 11/25/30 . 3,435 248,246
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2005-9, 0.77%, 01/16/45 ....... 1,269 13
Series 2005-50, 0.39%, 06/16/45 ...... 1,571 9,883
Series 2006-30, 2.72%, 05/16/46 ...... 440 4
Series 2016-22, 0.79%, 11/16/55 ...... 18,033 665,526
Series 2016-45, 0.91%, 02/16/58 ...... 8,765 450,441
Series 2016-92, 0.84%, 04/16/58 ...... 2,566 123,547
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 ......... 10,654 731,306
Series 2016-151, 1.03%, 06/16/58 ..... 7,589 464,276
Series 2017-30, 0.63%, 08/16/58 ...... 3,860 153,708
Series 2017-44, 0.67%, 04/17/51 ...... 4,379 185,422
Series 2017-53, 0.65%, 11/16/56 ...... 15,763 717,559
Series 2017-61, 0.70%, 05/16/59 ...... 3,452 180,621
Series 2017-64, 0.76%, 11/16/57 ...... 2,137 116,868
8,364,541

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
68
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 49.7%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... USD 1,453 $ 1,523,349
3.00%, 09/01/27 - 12/01/46 .......... 2,974 3,161,190
3.50%, 04/01/42 - 01/01/48 .......... 1,947 2,117,713
4.00%, 08/01/40 - 12/01/45 .......... 1,851 2,043,540
4.50%, 02/01/39 - 08/01/48 .......... 2,402 2,683,931
5.00%, 04/01/36 - 10/01/41 .......... 813 944,309
5.50%, 06/01/41 ................. 814 957,204
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 1,463 1,579,053
4.00%, 01/01/41 ................. 46 50,243
Government National Mortgage Association:
2.00%, 04/15/51
(d)
................ 13,465 13,595,442
2.50%, 04/15/51
(d)
................ 13,320 13,743,328
3.00%, 02/15/45 - 09/20/50 .......... 6,944 7,269,045
3.00%, 04/15/51
(d)
................ 17,157 17,873,439
3.50%, 01/15/42 - 10/20/46 .......... 15,010 16,111,315
3.50%, 04/15/51
(d)
................ 1,397 1,473,976
4.00%, 04/20/39 - 05/20/50 .......... 5,401 5,874,468
4.00%, 04/15/51
(d)
................ 3,266 3,486,455
4.50%, 12/20/39 - 08/20/50 .......... 5,312 5,860,141
5.00%, 12/15/38 - 07/20/41 .......... 1,800 2,073,769
7.00%, 06/15/23 - 11/15/23 .......... —
(e)
21
Uniform Mortgage-Backed Securities:
1.50%, 04/25/36
(d)
................ 5,017 5,039,650
2.00%, 10/01/31 - 03/01/32 .......... 872 897,078
2.00%, 04/25/36 - 05/25/51
(d)
......... 50,768 51,048,135
2.50%, 04/01/30 - 12/01/50 .......... 10,485 10,989,565
2.50%, 04/25/36 - 06/25/51
(d)
......... 59,284 60,798,891
3.00%, 04/01/28 - 09/01/50 .......... 47,699 50,402,365
3.00%, 04/25/36 - 04/25/51
(d)
......... 11,981 12,494,241
3.50%, 11/01/28 - 08/01/50 .......... 30,259 32,728,782
3.50%, 04/25/51
(d)
................ 6,013 6,352,239
4.00%, 09/01/33 - 06/01/50 .......... 13,081 14,378,386
4.00%, 04/25/36 - 04/25/51
(d)
......... 12,673 13,590,636
4.50%, 02/01/25 - 07/01/48 .......... 5,816 6,482,779
4.50%, 04/25/51
(d)
................ 1,713 1,864,761
5.00%, 11/01/32 - 06/01/45 .......... 676 772,740
5.00%, 04/25/51
(d)
................ 2,157 2,389,594
5.50%, 02/01/35 - 04/01/41 .......... 2,534 2,952,120
6.00%, 05/01/33 - 06/01/41 .......... 2,333 2,750,989
6.50%, 05/01/40 ................. 525 622,663
378,977,545
Total U.S. Government Sponsored Agency Securities — 53.2%
(Cost: $405,294,854) ............................. 405,751,113
U.S. Treasury Obligations — 57.6%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 .......... 3,503 4,618,340
4.50%, 08/15/39 ................. 1,760 2,383,425
4.38%, 11/15/39 ................. 1,760 2,352,350
4.63%, 02/15/40 ................. 1,743 2,403,774
3.88%, 08/15/40 ................. 1,743 2,197,678
3.13%, 02/15/43 ................. 6,770 7,702,726
2.88%, 05/15/43 - 11/15/46 .......... 13,280 14,518,693
3.63%, 08/15/43 ................. 6,770 8,309,382
3.75%, 11/15/43 ................. 6,770 8,467,789
2.50%, 02/15/45 ................. 6,264 6,394,663
2.75%, 11/15/47 ................. 6,264 6,697,341
3.00%, 02/15/48
(f)
................ 12,774 14,319,355
2.25%, 08/15/49 ................. 9,205 8,901,163
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/31 ................. 11,486 12,362,968
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
1.13%, 07/31/21 ................. USD 29,290 $ 29,395,261
1.75%, 07/31/21 - 11/15/29 .......... 76,690 78,518,388
1.50%, 01/31/22 - 02/15/30 .......... 47,070 47,807,070
2.13%, 12/31/22 - 05/15/25 .......... 40,360 42,367,710
0.50%, 03/15/23 - 05/31/27 .......... 35,575 35,026,326
0.25%, 04/15/23 ................. 8,835 8,847,769
2.75%, 05/31/23 ................. 13,020 13,738,134
2.25%, 11/15/24 - 08/15/27 .......... 27,938 29,630,819
2.00%, 02/15/25 ................. 16,270 17,136,251
0.38%, 04/30/25 ................. 14,918 14,730,942
0.63%, 03/31/27 ................. 5,911 5,714,967
2.88%, 08/15/28 ................. 3,910 4,300,695
3.13%, 11/15/28 ................. 3,910 4,372,632
1.63%, 08/15/29 ................. 6,070 6,091,577
Total U.S. Treasury Obligations — 57.6%
(Cost: $434,712,945) ............................. 439,308,188
Total Long-Term Investments — 121.9%
(Cost: $924,568,443) ............................. 929,752,976
Short-Term Securities — 2.5%
Certificates of Deposit — 2.3%
Yankee — 2.3%
(g)
Credit Suisse AG, New York, 0.30%, 09/01/21 17,400 17,407,348
Total Certificates of Deposit — 2.3%
(Cost: $17,400,000) .............................. 17,407,348
Shares
Shares
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(h)*
.................. 1,805,162 1,805,162
Total Money Market Funds — 0.2%
(Cost: $1,805,162) .............................. 1,805,162
Total Short-Term Securities — 2.5%
(Cost: $19,205,162) .............................. 19,212,510
Total Options Purchased — 0.7%
(Cost: $1,507,128) .............................. 5,505,668
Total Investments Before Options Written and TBA Sale
Commitments — 125.1%
(Cost: $945,280,733 ) ............................. 954,471,154
Total Options Written — (0.4)%
(Premium Received — $1,299,742) ................... (3,650,936)
Par (000)
Pa r (000)
TBA Sale Commitments — (9.1)%
(d)
Mortgage-Backed Securities — (9.1)%
Government National Mortgage Association:
3.00% ,  04/15/51 ................. 1,320 (1,375,120)
4.00% ,  04/15/51 ................. 549 (586,058)
4.50% ,  04/15/51 ................. 1,598 (1,728,337)
5.00% ,  04/15/51 ................. 185 (202,521)
Uniform Mortgage-Backed Securities:
2.00% ,  04/25/36 - 04/25/51 .......... 12,557 (12,714,296)
2.50% ,  04/25/36 - 05/25/51 .......... 28,664 (29,458,246)
3.00% ,  04/25/36 - 05/25/51 .......... 15,169 (15,808,733)
3.50% ,  04/25/36 - 04/25/51 .......... 4,152 (4,412,574)

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% ,  04/25/36 - 04/25/51 .......... USD 1,936 $ (2,070,381)
4.50% ,  04/25/51 ................. 1,024 (1,114,721)
Total TBA Sale Commitments — (9.1)%
(Proceeds: $69,610,794) .......................... (69,470,987)
Total Investments Net of Options Written and TBA Sale
Commitments — 115.6%
(Cost: $874,370,197 ) ............................. 881,349,231
Liabilities in Excess of Other Assets — (15.6)% ........... (118,740,323)
Net Assets — 100.0% .............................. $ 762,608,908
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Represents or includes a TBA transaction.
(e)
Amount is less than 500.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)
Issuer is a U.S. branch of a foreign domiciled bank.
(h)
Annualized 7-day yield as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 28,606,884 $ — $ (26,801,722) $ — $ — $ 1,805,162 1,805,162 $ 3,627 $ —
— —
(a)
Represents net amount purchased (sold).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
70
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 106 06/21/21 $ 16,413 $ 36,628
U.S. Treasury 2 Year Note .................................................... 242 06/30/21 53,420 (32,729)
U.S. Treasury 5 Year Note .................................................... 482 06/30/21 59,504 (489,771)
(485,872)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 274 06/21/21 35,907 85,812
U.S. Treasury 10 Year Ultra Note ............................................... 310 06/21/21 44,601 798,871
U.S. Treasury Ultra Bond .................................................... 67 06/21/21 12,186 248,279
90-day Eurodollar ......................................................... 3 09/18/23 742 1,408
90-day Eurodollar ......................................................... 494 09/16/24 121,376 429,189
1,563,559
$ 1,077,687
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 40,000 BRL 218,350 UBS AG 04/05/21 $ 1,207
MXN 2,462,784 USD 120,000 BNP Paribas SA 04/22/21 268
MXN 2,081,103 USD 100,000 Morgan Stanley & Co. International plc 04/22/21 1,629
RUB 6,122,288 USD 80,000 Morgan Stanley & Co. International plc 04/22/21 820
USD 119,222 EUR 100,000 Bank of America NA 04/22/21 1,911
USD 100,000 INR 7,315,900 Goldman Sachs International 04/22/21 357
USD 40,000 JPY 4,383,840 Citibank NA 04/22/21 401
USD 60,000 JPY 6,545,978 JPMorgan Chase Bank NA 04/22/21 870
ZAR 1,356,588 USD 90,000 Morgan Stanley & Co. International plc 04/22/21 1,691
ZAR 2,859,456 USD 190,000 State Street Bank and Trust Co. 04/22/21 3,270
RUB 2,743,673 USD 36,100 Citibank NA 05/19/21 10
RUB 5,448,689 USD 71,186 Credit Suisse International 05/19/21 525
RUB 6,659,605 USD 87,357 HSBC Bank plc 05/19/21 292
RUB 8,149,192 USD 106,459 Morgan Stanley & Co. International plc 05/19/21 794
USD 34,396 RUB 2,558,878 Bank of America NA 05/19/21 718
USD 926,945 RUB 68,971,656 Citibank NA 05/19/21 19,196
USD 281,301 RUB 20,940,122 HSBC Bank plc 05/19/21 5,703
USD 2,989,233 CNY 19,417,310 HSBC Bank plc 05/24/21 42,567
USD 138,053 IDR 2,006,887,096 Barclays Bank plc 05/24/21 1,255
USD 506,463 IDR 7,205,961,707 JPMorgan Chase Bank NA 05/24/21 15,276
MXN 2,570,959 USD 119,659 Citibank NA 05/26/21 5,408
MXN 2,509,773 USD 117,349 HSBC Bank plc 05/26/21 4,741
USD 304,630 CAD 380,000 BNP Paribas SA 06/16/21 2,222
USD 4,082,204 CNY 26,940,504 Standard Chartered Bank 06/16/21 1,040
112,171
BRL 217,348 USD 40,000 HSBC Bank plc 04/05/21 (1,384)
KZT 9,599,786 USD 22,540 Citibank NA 04/20/21 (41)
EUR 70,000 USD 82,667 JPMorgan Chase Bank NA 04/22/21 (549)
JPY 10,905,990 USD 100,000 UBS AG 04/22/21 (1,486)
USD 80,000 IDR 1,169,139,200 Royal Bank of Canada 04/22/21 (70)
USD 80,000 MXN 1,674,521 Credit Suisse International 04/22/21 (1,774)
USD 40,000 MXN 825,867 Goldman Sachs International 04/22/21 (331)
USD 100,000 MXN 2,067,963 Natwest Markets plc 04/22/21 (988)
USD 80,000 RUB 6,086,815 BNP Paribas SA 04/22/21 (352)
USD 180,000 ZAR 2,696,120 Deutsche Bank AG 04/22/21 (2,229)
USD 160,000 ZAR 2,368,953 HSBC Bank plc 04/22/21 (117)

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 100,000 ZAR 1,496,752 Natwest Markets plc 04/22/21 $ (1,165)
ZAR 887,120 USD 60,000 Goldman Sachs International 04/22/21 (40)
RUB 2,532,000 USD 33,572 BNP Paribas SA 05/19/21 (248)
RUB 4,326,900 USD 57,354 Credit Suisse International 05/19/21 (407)
RUB 4,119,433 USD 54,312 HSBC Bank plc 05/19/21 (95)
RUB 9,187,884 USD 123,169 Morgan Stanley & Co. International plc 05/19/21 (2,246)
IDR 1,824,000,000 USD 125,223 BNP Paribas SA 05/24/21 (892)
IDR 1,230,000,000 USD 84,606 Goldman Sachs International 05/24/21 (764)
USD 124,907 MXN 2,599,290 Barclays Bank plc 05/26/21 (1,538)
USD 120,495 MXN 2,481,441 UBS AG 05/26/21 (218)
EUR 1,210,000 USD 1,436,958 Citibank NA 06/16/21 (15,784)
USD 1,420,782 EUR 1,210,000 Morgan Stanley & Co. International plc 06/16/21 (392)
(33,110)
$ 79,061
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... One-Touch Bank of America NA 05/06/21 USD 1.16 USD 1.16 EUR 376 $ 96,454
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 917 06/11/21 USD 99.25 USD 229,250 $ 1,868,388
90-day Eurodollar September 2021 Futures .......... 1,768 09/10/21 USD 99.38 USD 442,000 1,955,850
90-day Eurodollar September 2021 Futures .......... 2,831 09/10/21 USD 99.75 USD 707,750 1,026,238
90-day Eurodollar December 2021 Futures .......... 794 12/10/21 USD 99.38 USD 198,500 198,500
$ 5,048,976
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Morgan Stanley & Co. International plc 05/06/21 USD 1.18 EUR 2,414 $ 29,844
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 17,800 $ 330,394
(a)
Forward settling swaption.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
72
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 224 04/23/21 USD 124.50 USD 22,400 $ (8,750)
Put
90-day Eurodollar June 2021 Futures ............... 917 06/11/21 USD 98.88 USD 229,250 (1,071,744)
90-day Eurodollar September 2021 Futures ........... 325 09/10/21 USD 99.50 USD 81,250 (42,656)
90-day Eurodollar September 2021 Futures ........... 793 09/10/21 USD 99.00 USD 198,250 (411,369)
90-day Eurodollar September 2021 Futures ........... 975 09/10/21 USD 99.13 USD 243,750 (664,219)
90-day Eurodollar September 2021 Futures ........... 1,008 09/10/21 USD 98.63 USD 252,000 (1,146,600)
(3,336,588)
$ (3,345,338)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1.03% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 1.03 % USD 11,900 $ (40,944)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 3,000 (52,643)
(93,587)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.03% Semi-Annual Deutsche Bank AG 06/02/21 1.03 USD 11,900 (89,404)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 3,000 (122,607)
(212,011)
$ (305,598)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.29% Monthly 01/13/23 MXN 23,118 $ (13,817) $ — $ (13,817)
28 day MXIBTIIE Monthly 4.18% Monthly 02/16/23 MXN 10,401 (7,958) — (7,958)
28 day MXIBTIIE Monthly 5.22% Monthly 03/29/23 MXN 10,815 1,370 — 1,370
28 day MXIBTIIE Monthly 4.68% Monthly 02/27/24 MXN 14,496 (15,349) — (15,349)
28 day MXIBTIIE Monthly 5.47% Monthly 03/21/24 MXN 3,509 (69) — (69)
28 day MXIBTIIE Monthly 5.50% Monthly 03/21/24 MXN 3,514 76 — 76
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 2,600 (271,751) — (271,751)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 4,700 (19,582) — (19,582)
1.50% Semi-Annual 3 month LIBOR Quarterly 03/08/51 USD 4,271 700,040 — 700,040
3 month LIBOR Quarterly 1.70% Semi-Annual 03/08/51 USD 2,135 (251,151) — (251,151)
3 month LIBOR Quarterly 1.77% Semi-Annual 03/08/51 USD 2,135 (216,540) — (216,540)
$ (94,731) $ — $ (94,731)

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.32% At Termination 01/25/31 USD 3,740 $ (76,836) $ — $ (76,836)
1 month USCPI At Termination 2.34% At Termination 01/25/31 USD 3,740 (71,891) — (71,891)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 310 (35,115) — (35,115)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 600 (55,281) — (55,281)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 330 (30,545) — (30,545)
$ (269,668) $ — $ (269,668)
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/21
(a)
04/01/23 CLP 356,555 $ 849 $ — $ 849
1 week
CNREPOFI Quarterly
2.93%
Quarterly Bank of America NA 06/16/21
(a)
06/16/26 CNY 50,000 45,716 — 45,716
$ 46,565 $ — $ 46,565
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00%
1 month USCPI ....................................... U.S. Consumer Price Index 1.70
1 week CNREPOFI .................................... China Fixing Repo Rates 2.55
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 701,486 $ (1,065,885) $ —
OTC Swaps ..................................................... — — 46,565 — —
Options Written ................................................... N/A N/A 70,453 (2,421,647) (3,650,936)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
74
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 1,600,187 $ — $ 1,600,187
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 112,171 — — 112,171
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 126,298 5,379,370 — 5,505,668
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 701,486 — 701,486
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 46,565 — 46,565
$ — $ — $ — $ 238,469 $ 7,727,608 $ — $ 7,966,077
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 522,500 — 522,500
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 33,110 — — 33,110
Options written
(b)
Options written at value ..................... — — — — 3,650,936 — 3,650,936
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 796,217 269,668 1,065,885
$ — $ — $ — $ 33,110 $ 4,969,653 $ 269,668 $ 5,272,431
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended March 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 2,803,734 $ — $ 2,803,734
Forward foreign currency exchange contracts .... — — — (1,465,648) — — (1,465,648)
Options purchased
(a)
.................... — — — (182,528) 736,290 — 553,762
Options written ........................ — — — 8,387 305,372 — 313,759
Swaps .............................. — — — — (733,597) 14,229 (719,368)
$ — $ — $ — $ (1,639,789) $ 3,111,799 $ 14,229 $ 1,486,239
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 1,085,955 — 1,085,955
Forward foreign currency exchange contracts .... — — — 127,089 — — 127,089
Options purchased
(b)
.................... — — — 130,295 4,210,526 — 4,340,821
Options written ........................ — — — — (2,570,551) — (2,570,551)
Swaps .............................. — — — — 873,427 (494,378) 379,049
$ — $ — $ — $ 257,384 $ 3,599,357 $ (494,378) $ 3,362,363
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
75
Schedule of Investments
(unaudited) (continued)
March 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 141,910,168
Average notional value of contracts — short ................................................................................. 145,567,194
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 27,140,102
Average amounts sold — in USD ........................................................................................ 20,513,294
Options:
Average value of option contracts purchased ................................................................................ 2,834,505
Average value of option contracts written ................................................................................... 1,672,669
Average notional value of swaption contracts purchased ......................................................................... 32,025,000
Average notional value of swaption contracts written ........................................................................... 14,900,000
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 20,848,282
Average notional value — receives fixed rate ................................................................................ 81,819,144
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 10,450,793
Average notional value — receives fixed rate ................................................................................ 14,607,836
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 302,711 $ 213,767
Forward foreign currency exchange contracts ................................................................. 112,171 33,110
Options
(a)(b)
........................................................................................ 5,505,668 3,650,936
Swaps — Centrally cleared ............................................................................. — 16,481
Swaps — OTC
(c)
.................................................................................... 46,565 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 5,967,115 $ 3,914,294
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,351,687) (3,575,586)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 615,428 $ 338,708
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 145,648 $ — $ — $ — $ 145,648
Barclays Bank plc ................................ 1,255 (1,255) — — —
BNP Paribas SA ................................. 2,490 (1,492) — — 998
Citibank NA .................................... 25,015 (15,825) — — 9,190
Credit Suisse International .......................... 525 (525) — — —
Deutsche Bank AG ............................... 330,394 (307,827) — — 22,567
Goldman Sachs International ........................ 357 (357) — — —
HSBC Bank plc .................................. 53,303 (1,596) — — 51,707
JPMorgan Chase Bank NA .......................... 16,146 (549) — — 15,597
Morgan Stanley & Co. International plc .................. 34,778 (2,638) — — 32,140
Standard Chartered Bank ........................... 1,040 — — — 1,040
State Street Bank and Trust Co. ...................... 3,270 — — — 3,270
UBS AG ...................................... 1,207 (1,207) — — —
$ 615,428 $ (333,271) $ — $ — $ 282,157

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
76
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Barclays Bank plc ................................ $ 1,538 $ (1,255) $ — $ — $ 283
BNP Paribas SA ................................. 1,492 (1,492) — — —
Citibank NA .................................... 15,825 (15,825) — — —
Credit Suisse International .......................... 2,181 (525) — — 1,656
Deutsche Bank AG ............................... 307,827 (307,827) — — —
Goldman Sachs International ........................ 1,135 (357) — — 778
HSBC Bank plc .................................. 1,596 (1,596) — — —
JPMorgan Chase Bank NA .......................... 549 (549) — — —
Morgan Stanley & Co. International plc .................. 2,638 (2,638) — — —
Natwest Markets plc .............................. 2,153 — — — 2,153
Royal Bank of Canada ............................. 70 — — — 70
UBS AG ...................................... 1,704 (1,207) — — 497
$ 338,708 $ (333,271) $ — $ — $ 5,437
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
77
Schedule of Investments
(unaudited) (continued)
March 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 6,918,631 $ — $ 6,918,631
Foreign Agency Obligations ................................. — 400,503 — 400,503
Foreign Government Obligations .............................. — 21,546,438 — 21,546,438
Non-Agency Mortgage-Backed Securities ........................ — 55,828,103 — 55,828,103
U.S. Government Sponsored Agency Securities .................... — 405,216,113 535,000 405,751,113
U.S. Treasury Obligations ................................... — 439,308,188 — 439,308,188
Short-Term Securities:
Certificates of Deposit ..................................... — 17,407,348 — 17,407,348
Money Market Funds ...................................... 1,805,162 — — 1,805,162
Options Purchased:
Foreign currency exchange contracts ........................... — 126,298 — 126,298
Interest rate contracts ...................................... 5,048,976 330,394 — 5,379,370
Liabilities:
Investments:
TBA Sale Commitments .................................... — (69,470,987) — (69,470,987)
$ 6,854,138 $ 877,611,029 $ 535,000 $ 885,000,167
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 112,171 $ — $ 112,171
Interest rate contracts ....................................... 1,600,187 748,051 — 2,348,238
Liabilities:
Foreign currency exchange contracts ............................ — (33,110) — (33,110)
Interest rate contracts ....................................... (3,867,838) (1,101,815) — (4,969,653)
Other contracts ........................................... — (269,668) — (269,668)
$ (2,267,651) $ (544,371) $ — $ (2,812,022)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)
March 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
78
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
ASSETS
Investments at value — unaffiliated
(a)
.......................................................... $ 1,056,923,271 $ 2,201,299,165 $ 952,665,992
Investments at value — affiliated
(b)
............................................................ 2,040,583 452,794,429 1,805,162
Cash   ............................................................................... 34,739 802,123 784
Due from broker ........................................................................ 1,340,000 — —
Cash pledged:
Collateral — OTC derivatives .............................................................. — 22,200,000 —
Collateral — TBA commitments ............................................................. 213,000 — —
Futures contracts ...................................................................... 741,310 2,315,442 284,000
Centrally cleared swaps .................................................................. 292,000 — 692,560
Foreign currency at value
(c)
................................................................. — 2,208,841 2,159,946
Receivables: – – –
Investments sold ...................................................................... 83,372,707 23,420,236 88,124,785
TBA sale commitments .................................................................. 87,723,121 — 69,610,794
Capital shares sold ..................................................................... 1,480,382 8,210,811 1,367,148
Dividends — affiliated ................................................................... 96 8,491 69
Dividends — unaffiliated ................................................................. — 61,490 —
Interest — unaffiliated ................................................................... 2,337,839 19,292,433 3,336,911
From the Manager ..................................................................... 21,184 22,278 46,892
Variation margin on futures contracts ......................................................... 1 27, 756 427,492 302,711
Variation margin on centrally cleared swaps .................................................... 3,174 — —
Swap premiums paid ..................................................................... — 207,130 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 6,241,727 112,171
OTC swaps .......................................................................... — 20,314 46,565
Prepaid expenses ....................................................................... 54,610 201,385 133,788
Total assets ...........................................................................
1,236, 7 05, 772 2,739,733,787 1,120,690,278
LIABILITIES
Due to broker .......................................................................... — 1,831,798 —
Cash received as collateral for OTC derivatives ................................................... — 270,000 —
Options written at value
(d)
.................................................................. 251,528 334,788 3,650,936
TBA sale commitments at value
(e)
............................................................ 87,529,476 — 69,470,987
Payables: – – –
Investments purchased .................................................................. 511,720,349 133,853,327 277,387,609
Accounting services fees ................................................................. 46,447 178,097 65,061
Administration fees ..................................................................... 22,760 89,102 27,611
Capital shares redeemed ................................................................. 1,667,683 5,979,436 6,127,448
Custodian fees ........................................................................ 22,964 68,691 34,023
Deferred foreign capital gain tax ............................................................ — — 1,055
Income dividend distributions .............................................................. 204,500 854,270 374,756
Investment advisory fees ................................................................. 144,658 967,475 182,200
Trustees' and Officer's fees ............................................................... 287 — 664
Other affiliate fees ..................................................................... 7,622 2,150 9,482
Printing and postage fees ................................................................ 14,483 39,466 8,356
Professional fees ...................................................................... 52,797 80,136 46,851
Registration fees ...................................................................... — 5,068 —
Service and distribution fees ............................................................... 64,557 69,785 101,906
Transfer agent fees .................................................................... 172,075 304,217 326,123
Other accrued expenses ................................................................. 4,282 10,812 2,944
Variation margin on futures contracts ......................................................... 100,348 272,454 213,767
Variation margin on centrally cleared swaps .................................................... — — 16,481
Swap premiums received .................................................................. — 1,253 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 207 33,110
OTC swaps .......................................................................... — 21,947 —
Total liabilities ..........................................................................
60 2 , 0 26, 816 145,234,479 358,081,370
NET ASSETS ..........................................................................
$ 634,678,956 $ 2,594,499,308 $ 762,608,908

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2021
79
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 703,714,037 $ 2,537,504,484 $ 793,929,315
Accumulated earnings (loss) ................................................................ (69,035,081) 56,994,824 (31,320,407)
NET ASSETS ..........................................................................
$ 634,678,956 $ 2,594,499,308 $ 762,608,908
(a)
  Investments at cost — unaffiliated ........................................................... $ 1,045,661,086 $ 2,183,311,419 $ 943,475,571
(b)
  Investments at cost — affiliated ............................................................ $ 2,040,583 $ 453,190,506 $ 1,805,162
(c)
  Foreign currency at cost ................................................................. $ — $ 2,205,886 $ 1,927,301
(d)
  Premiums received .................................................................... $ 263,241 $ 1,506,949 $ 1,299,742
(e)
  Proceeds from TBA sale commitments ....................................................... $ 87,723,121 $ — $ 69,610,794

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
80
See notes to financial statements.
BlackRock GNMA
Portfolio
BlackRock Income
Fund
BlackRock U.S.
Government Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ......................................................................
$ 385,098,828 $ 2,047,923,573 $ 358,522,088
Shares outstanding ...............................................................
40,834,116 193,548,092 33,294,751
Net asset value ..................................................................
$ 9.43 $ 10.58 $ 10.77
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.00 1 $ 0.00 1 $ 0.001
Service
Net assets ......................................................................
$ 3,070,621 $ — $ 176,408
Shares outstanding ...............................................................
326,096 — 16,396
Net asset value ..................................................................
$ 9.42 $ — $ 10.76
Shares authorized ................................................................
Unlimited — Unlimited
Par value ......................................................................
$ 0.0 01 $ — $ 0.0 01
Investor A
Net assets ......................................................................
$ 160,381,055 $ 197,065,736 $ 366,022,620
Shares outstanding ...............................................................
16,934,316 18,626,292 33,916,996
Net asset value ..................................................................
$ 9.47 $ 10.58 $ 10.79
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0. 001 $ 0.00 1 $ 0.00 1
Investor C
Net assets ......................................................................
$ 29,652,832 $ 32,823,312 $ 17,604,074
Shares outstanding ...............................................................
3,144,793 3,100,473 1,633,991
Net asset value ..................................................................
$ 9.43 $ 10.59 $ 10.77
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.0 01 $ 0.00 1 $ 0.0 01
Class K
Net assets ......................................................................
$ 56,475,620 $ 316,686,687 $ 15,970,459
Shares outstanding ...............................................................
6,007,649 29,931,867 1,483,105
Net asset value ..................................................................
$ 9.40 $ 10.58 $ 10.77
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.0 01 $ 0.0 01 $ 0. 001
Class R
Net assets ......................................................................
$ — $ — $ 4,313,259
Shares outstanding ...............................................................
— — 399,720
Net asset value ..................................................................
$ — $ — $ 10.79
Shares authorized ................................................................
— — Unlimited
Par value ......................................................................
$ — $ — $ 0.0 01

Statements of Operations
(unaudited)

Six Months Ended March 31, 2021
81
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 645 $ 680,913 $ 3,627
Dividends — unaffiliated ................................................................. 4 236,866 —
Interest — unaffiliated ................................................................... 4,934,927 44,925,505 6,641,023
Foreign taxes withheld .................................................................. — (4,946) (8,069)
Total investment income ...................................................................
4,935,576 45,838,338 6,636,581
EXPENSES
Investment advisory .................................................................... 1,072,423 4,959,942 1,645,762
Service and distribution — class specific ...................................................... 361,655 365,395 620,092
Transfer agent — class specific ............................................................ 296,333 913,223 523,994
Administration ....................................................................... 132,402 410,935 175,032
Administration — class specific ............................................................ 63,078 210,193 84,391
Registration ......................................................................... 60,481 115,472 115,363
Professional ......................................................................... 46,200 52,797 53,188
Accounting services .................................................................... 40,568 153,438 55,528
Custodian ........................................................................... 19,536 52,454 30,276
Printing and postage ................................................................... 12,738 18,696 27,417
Trustees and Officer .................................................................... 3,771 8,312 5,208
Miscellaneous ........................................................................ 16,162 16,865 22,694
Total expenses excluding interest expense .......................................................
2,125,347 7,277,722 3,358,945
Interest expense ........................................................................ 1,186 38,103 209
Total expenses .........................................................................
2,126,533 7,315,825 3,359,154
Less: – – –
Fees waived and/or reimbursed by the Manager ................................................. (237,492) (163,464) (454,116)
Transfer agent fees waived and/or reimbursed — class specific ....................................... (153,038) (122,904) (309,438)
Administration fees waived — class specific .................................................... (63,058) (180,034) (83,012)
Total expenses after fees waived and/or reimbursed ................................................
1,672,945 6,849,423 2,512,588
Net investment income ....................................................................
3,262,631 38,988,915 4,123,993
REALIZED AND UNREALIZED GAIN (LOSS) $ (963,186) $ 63,703,351 $ (23,945,173)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
............................................................ $ (110,278) $ 47,484,240 $ 3,851,300
Forward foreign currency exchange contracts ................................................. — (5,614,677) (1,465,648)
Foreign currency transactions ........................................................... — 7,784,592 57,084
Futures contracts .................................................................... 3,351,200 101,144 2,803,734
Options written ..................................................................... 196,137 (758,639) 313,759
Swaps   .......................................................................... (298,233) 2,348,236 (719,368)
3,138,826 51,344,896 4,840,861
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — 1,004,658 —
Investments — unaffiliated
(b)
............................................................ (4,653,470) 1,506,234 (27,912,747)
Forward foreign currency exchange contracts ................................................. — 4,883,655 127,089
Foreign currency translations ............................................................ — 463,576 105,172
Futures contracts .................................................................... 188,190 3,236,638 1,085,955
Options written ..................................................................... (105,107) 1,182,799 (2,570,551)
Swaps   .......................................................................... 468,375 79,488 379,049
Unfunded floating rate loan interests ....................................................... — 1,407 —
(4,102,012) 12,358,455 (28,786,033)
Net realized and unrealized gain (loss) .........................................................
(963,186) 63,703,351 (23,945,172)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ 2,299,445 $ 102,692,266 $ (19,821,179)
(a)
  Net of foreign capital gain tax .............................................................. $ — $ — $ (3,764)
(b)
  Net of foreign capital gain tax ..............................................................
$ — $ — $ (1,055)

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
82
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Income Fund
Six Months Ended
03/31/21
(unaudited)
Year Ended
09/30/20
Six Months Ended
03/31/21
(unaudited)
Year Ended
09/30/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 3,262,631 $ 11,577,439 $ 38,988,915 $ 57,486,134
Net realized gain (loss) .................................................... 3,138,826 (434,354) 51,344,896 (20,544,658)
Net change in unrealized appreciation (depreciation) ................................ (4,102,012) 7,845,665 12,358,455 6,847,904
Net increase in net assets resulting from operations ...................................
2,299,445 18,988,750 102,692,266 43,789,380
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (4,452,774) (9,664,123) (31,838,104) (51,450,923)
  Service .............................................................. (34,538) (165,522) — —
  Investor A ............................................................ (1,742,136) (4,476,553) (2,979,438) (5,326,152)
  Investor C ............................................................ (212,263) (803,210) (460,383) (1,235,281)
  Class K .............................................................. (717,255) (2,225,573) (4,783,959) (4,951,889)
Decrease in net assets resulting from distributions to shareholders .........................
(7,158,966) (17,334,981) (40,061,884) (62,964,245)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
18,652,822 130,528,317 931,106,202 485,402,609
NET ASSETS
Total increase in net assets ................................................... 13,793,301 132,182,086 993,736,584 466,227,744
Beginning of period ........................................................
620,885,655 488,703,569 1,600,762,724 1,134,534,980
End of period ............................................................
$ 634,678,956 $ 620,885,655 $ 2,594,499,308 $ 1,600,762,724
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
83
Financial Statements
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Six Months Ended
03/31/21
(unaudited)
Year Ended
09/30/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 4,123,993 $ 12,559,321
Net realized gain ...................................................................................... 4,840,861 9,221,629
Net change in unrealized appreciation (depreciation) .............................................................. (28,786,033) 24,620,797
Net increase (decrease) in net assets resulting from operations .........................................................
(19,821,179) 46,401,747
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (3,308,419) (6,146,838)
  Service ............................................................................................ (3,084) (74,974)
  Investor A .......................................................................................... (2,758,594) (6,697,465)
  Investor C .......................................................................................... (70,818) (267,817)
  Investor C1 ......................................................................................... — (50,588)
  Class K ............................................................................................ (143,745) (251,979)
  Class R ............................................................................................ (25,528) (137,036)
Decrease in net assets resulting from distributions to shareholders .......................................................
(6,310,188) (13,626,697)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
(87,636,221) 208,076,330
NET ASSETS
Total increase (decrease) in net assets ......................................................................... (113,767,588) 240,851,380
Beginning of period ......................................................................................
876,376,496 635,525,116
End of period ..........................................................................................
$ 762,608,908 $ 876,376,496
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
84
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Institutional
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.50 $ 9.46 $ 9.13 $ 9.59 $ 9.89 $ 9.83
Net investment income
(a)
.......................
0.05 0.22 0.27 0.25 0.19 0.19
Net realized and unrealized gain (loss) .............
(0.01) 0.14 0.41 (0.38) (0.19) 0.15
Net increase (decrease) from investment operations ......
0.04 0.36 0.68 (0.13) — 0.34
Distributions
(b)
– – – – – –
From net investment income ....................
(0.11) (0.32) (0.35) (0.33) (0.30) (0.28)
R eturn of capital .............................
— — (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions .............................
(0.11) (0.32) (0.35) (0.33) (0.30) (0.28)
Net asset value, end of period ....................
$ 9.43 $ 9.50 $ 9.46 $ 9.13 $ 9.59 $ 9.89
Total Return
(d)
0.45% 3.86% 7.55% — — —
Based on net asset value ........................
0.45%
(e)
3.86% 7.55% (1.36)% 0.01% 3.54%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.57%
(g)
0.65% 1.14% 1.06% 0.74% 0.66%
Total expenses after fees waived and/or reimbursed ......
0.42%
(g)
0.48% 0.95% 0.84% 0.52% 0.57%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.42%
(g)
0.42% 0.42% 0.42% 0.43% 0.55%
Net investment income .........................
1.14%
(g)
2.28% 2.92% 2.69% 1.93% 1.88%
Supplemental Data
Net assets, end of period (000) ....................
$ 385,099 $ 356,671 $ 264,811 $ 249,030 $ 316,891 $ 457,730
Portfolio turnover rate
(h)
.........................
662% 1,380% 1,482% 1,450% 1,198% 1,139%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.00% 0.00% 0.00% 0.00% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 428% 912% 947% 823% 423% 502%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
85
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Service
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.49 $ 9.44 $ 9.12 $ 9.57 $ 9.87 $ 9.82
Net investment income
(a)
.......................
0.04 0.20 0.25 0.22 0.16 0.16
Net realized and unrealized gain (loss) .............
(0.01) 0.15 0.39 (0.36) (0.19) 0.14
Net increase (decrease) from investment operations ......
0.03 0.35 0.64 (0.14) (0.03) 0.30
Distributions
(b)
– – – – – –
From net investment income ....................
(0.10) (0.30) (0.32) (0.31) (0.27) (0.25)
Return of capital .............................
— — (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions .............................
(0.10) (0.30) (0.32) (0.31) (0.27) (0.25)
Net asset value, end of period ....................
$ 9.42 $ 9.49 $ 9.44 $ 9.12 $ 9.57 $ 9.87
Total Return
(d)
0.32% 3.71% 7.18% — — —
Based on net asset value ........................
0.32%
(e)
3.71% 7.18% (1.51)% (0.25)% 3.08%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.84%
(g)
0.92% 1.43% 1.32% 1.05% 0.98%
(h)
Total expenses after fees waived and/or reimbursed ......
0.67%
(g)
0.73% 1.20% 1.09% 0.79% 0.92%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.67%
(g)
0.67% 0.67% 0.67% 0.68% 0.90%
Net investment income .........................
0.91%
(g)
2.07% 2.70% 2.41% 1.68% 1.60%
Supplemental Data
Net assets, end of period (000) ....................
$ 3,071 $ 4,168 $ 6,638 $ 7,592 $ 9,347 $ 12,129
Portfolio turnover rate
( i )
..........................
662% 1,380% 1,482% 1,450% 1,198% 1,139%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.00% 0.00% 0.00% 0.00% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 428% 912% 947% 823% 423% 502%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
86
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Investor A
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.54 $ 9.50 $ 9.17 $ 9.63 $ 9.93 $ 9.87
Net investment income
(a)
.......................
0.04 0.19 0.25 0.23 0.16 0.15
Net realized and unrealized gain (loss) .............
(0.01) 0.15 0.40 (0.38) (0.19) 0.16
Net increase (decrease) from investment operations ......
0.03 0.34 0.65 (0.15) (0.03) 0.31
Distributions
(b)
– – – – – –
From net investment income ....................
(0.10) (0.30) (0.32) (0.31) (0.27) (0.25)
Return of capital .............................
— — (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions .............................
(0.10) (0.30) (0.32) (0.31) (0.27) (0.25)
Net asset value, end of period ....................
$ 9.47 $ 9.54 $ 9.50 $ 9.17 $ 9.63 $ 9.93
Total Return
(d)
0.33% 3.60% 7.27% (1.58)% — —
Based on net asset value ........................
0.33%
(e)
3.60% 7.27% (1.58)% (0.23)% 3.19%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.84%
(g)
0.93% 1.43% 1.33% 1.01%
(h)
0.92%
Total expenses after fees waived and/or reimbursed ......
0.67%
(g)
0.73% 1.20% 1.09% 0.78% 0.91%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.67%
(g)
0.67% 0.67% 0.67% 0.68% 0.89%
Net investment income .........................
0.90%
(g)
2.04% 2.67% 2.44% 1.68% 1.51%
Supplemental Data
Net assets, end of period (000) ....................
$ 160,381 $ 161,035 $ 137,065 $ 120,582 $ 172,685 $ 256,577
Portfolio turnover rate
( i )
..........................
662% 1,380% 1,482% 1,450% 1,198% 1,139%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.00% 0.00% 0.00% 0.00% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 428% 912% 947% 823% 423% 502%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
87
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Investor C
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.50 $ 9.46 $ 9.13 $ 9.58 $ 9.88 $ 9.83
Net investment income
(a)
.......................
0.01 0.12 0.18 0.16 0.09 0.08
Net realized and unrealized gain (loss) .............
(0.01) 0.15 0.40 (0.37) (0.19) 0.14
Net increase (decrease) from investment operations ......
0.00 0.27 0.58 (0.21) (0.10) 0.22
Distributions
(b)
– – – – – –
From net investment income ....................
(0.07) (0.23) (0.25) (0.24) (0.20) (0.17)
Return of capital .............................
— — (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions .............................
(0.07) (0.23) (0.25) (0.24) (0.20) (0.17)
Net asset value, end of period ....................
$ 9.43 $ 9.50 $ 9.46 $ 9.13 $ 9.58 $ 9.88
Total Return
(d)
(0.05)% 2.83% 6.49% (2.24)% — —
Based on net asset value ........................
(0.05)%
(e)
2.83% 6.49% (2.24)% (0.99)% 2.31%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.52%
(g)
1.63% 2.17% 2.07% 1.76%
(h)
1.68%
Total expenses after fees waived and/or reimbursed ......
1.42%
(g)
1.48% 1.95% 1.84% 1.53% 1.67%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.42%
(g)
1.42% 1.42% 1.42% 1.43% 1.65%
Net investment income .........................
0.15%
(g)
1.30% 1.96% 1.70% 0.93% 0.79%
Supplemental Data
Net assets, end of period (000) ....................
$ 29,653 $ 31,336 $ 34,257 $ 44,241 $ 64,370 $ 96,578
Portfolio turnover rate
( i )
..........................
662% 1,380% 1,482% 1,450% 1,198% 1,139%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.00% 0.00% 0.00% 0.00% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 428% 912% 947% 823% 423% 502%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
88
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Class K
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.47 $ 9.43 $ 9.10 $ 9.55 $ 9.85 $ 9.80
Net investment income
(a)
.......................
0.06 0.22 0.27 0.25 0.19 0.19
Net realized and unrealized gain (loss) .............
(0.02) 0.14 0.41 (0.37) (0.19) 0.15
Net increase (decrease) from investment operations ......
0.04 0.36 0.68 (0.12) — 0.34
Distributions
(b)
– – – – – –
From net investment income ....................
(0.11) (0.32) (0.35) (0.33) (0.30) (0.29)
Return of capital .............................
— — (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions .............................
(0.11) (0.32) (0.35) (0.33) (0.30) (0.29)
Net asset value, end of period ....................
$ 9.40 $ 9.47 $ 9.43 $ 9.10 $ 9.55 $ 9.85
Total Return
(d)
0.47% 3.91% 7.62% (1.22)% — —
Based on net asset value ........................
0.47%
(e)
3.91% 7.62% (1.22)% 0.04% 3.47%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.47%
(g)
0.54% 1.03% 0.94% 0.66% 0.56%
Total expenses after fees waived and/or reimbursed ......
0.37%
(g)
0.43% 0.90% 0.79% 0.50% 0.54%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.37%
(g)
0.37% 0.37% 0.37% 0.38% 0.52%
Net investment income .........................
1.21%
(g)
2.34% 2.93% 2.73% 2.00% 1.90%
Supplemental Data
Net assets, end of period (000) ....................
$ 56,476 $ 67,675 $ 45,934 $ 20,802 $ 21,025 $ 19,209
Portfolio turnover rate
(h)
.........................
662% 1,380% 1,482% 1,450% 1,198% 1,139%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.00% 0.00% 0.00% 0.00% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 428% 912% 947% 823% 423% 502%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
89
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Income Fund
Institutional
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14 $ 9.99
Net investment income
(a)
.......................
0.20 0.44 0.47 0.43 0.41 0.43
Net realized and unrealized gain (loss) .............
0.36 (0.06) 0.24 (0.18) 0.20 0.16
Net increase from investment operations ..............
0.56 0.38 0.71 0.25 0.61 0.59
Distributions
(b)
– – – – – –
From net investment income ....................
(0.20) (0.47) (0.52) (0.43) (0.44) (0.44)
From net realized gain .........................
— (0.01) — — — —
Total distributions .............................
(0.20) (0.48) (0.52) (0.43) (0.44) (0.44)
Net asset value, end of period ....................
$ 10.58 $ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Total Return
(c)
5.55% 3.90% 7.22% 2.52% — —
Based on net asset value ........................
5.55%
(d)
3.90%
(e)
7.22% 2.52% 6.12% 6.09%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
0.67%
(h)
0.73% 0.78% 0.83% 0.90% 0.80%
Total expenses after fees waived and/or reimbursed ......
0.62%
(h)
0.62% 0.62% 0.63% 0.63% 0.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.62%
(h)
0.62% 0.62% 0.63% 0.63% 0.68%
Net investment income .........................
3.73%
(h)
4.35% 4.64% 4.22% 4.03% 4.28%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,047,924 $ 1,300,683 $ 919,409 $ 457,518 $ 337,106 $ 218,738
Portfolio turnover rate ..........................
57% 92% 77% 100% 126% 101%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.03% 0.04% 0.01% 0.02% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A 0.82% 0.90% 0.80%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
90
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.11%.
BlackRock Income Fund
Investor A
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.22 $ 10.32 $ 10.13 $ 10.30 $ 10.13 $ 9.99
Net investment income
(a)
.......................
0.18 0.41 0.44 0.40 0.39 0.40
Net realized and unrealized gain (loss) .............
0.37 (0.05) 0.24 (0.16) 0.19 0.16
Net increase from investment operations ..............
0.55 0.36 0.68 0.24 0.58 0.56
Distributions
(b)
– – – – – –
From net investment income ....................
(0.19) (0.45) (0.49) (0.41) (0.41) (0.42)
From net realized gain .........................
— (0.01) — — — —
Total distributions .............................
(0.19) (0.46) (0.49) (0.41) (0.41) (0.42)
Net asset value, end of period ....................
$ 10.58 $ 10.22 $ 10.32 $ 10.13 $ 10.30 $ 10.13
Total Return
(c)
5.42% 3.64% 6.96% 2.36% — —
Based on net asset value ........................
5.42%
(d)
3.64%
(e)
6.96% 2.36% 5.86% 5.72%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.91%
(g)
0.97% 1.04% 1.12%
(h)
1.17% 1.10%
Total expenses after fees waived and/or reimbursed ......
0.87%
(g)
0.87% 0.87% 0.88% 0.88% 0.93%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.87%
(g)
0.87% 0.87% 0.88% 0.88% 0.93%
Net investment income .........................
3.51%
(g)
4.10% 4.40% 3.94% 3.81% 4.04%
Supplemental Data
Net assets, end of period (000) ....................
$ 197,066 $ 142,602 $ 102,857 $ 75,462 $ 109,702 $ 120,167
Portfolio turnover rate ..........................
57% 92% 77% 100% 126% 101%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.03% 0.04% 0.01% 0.02% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
91
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.83%.
BlackRock Income Fund
Investor C
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.23 $ 10.32 $ 10.13 $ 10.31 $ 10.14 $ 9.99
Net investment income
(a)
.......................
0.15 0.34 0.37 0.33 0.31 0.33
Net realized and unrealized gain (loss) .............
0.36 (0.05) 0.23 (0.18) 0.19 0.16
Net increase from investment operations ..............
0.51 0.29 0.60 0.15 0.50 0.49
Distributions
(b)
– – – – – –
From net investment income ....................
(0.15) (0.37) (0.41) (0.33) (0.33) (0.34)
From net realized gain .........................
— (0.01) — — — —
Total distributions .............................
(0.15) (0.38) (0.41) (0.33) (0.33) (0.34)
Net asset value, end of period ....................
$ 10.59 $ 10.23 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Total Return
(c)
5.02% 2.97% 6.16% 1.50% — —
Based on net asset value ........................
5.02%
(d)
2.97%
(e)
6.16% 1.50% 5.07% 5.04%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.68%
(g)
1.73% 1.79% 1.84%
(h)
1.90% 1.82%
Total expenses after fees waived and/or reimbursed ......
1.62%
(g)
1.62% 1.62% 1.63% 1.63% 1.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.62%
(g)
1.62% 1.62% 1.63% 1.63% 1.68%
Net investment income .........................
2.79%
(g)
3.37% 3.66% 3.21% 3.06% 3.28%
Supplemental Data
Net assets, end of period (000) ....................
$ 32,823 $ 30,905 $ 32,197 $ 29,812 $ 30,536 $ 29,321
Portfolio turnover rate ..........................
57% 92% 77% 100% 126% 101%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.03% 0.04% 0.01% 0.02% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
92
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Income Fund
Class K
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14 $ 10.08
Net investment income
(b)
.......................
0.20 0.44 0.47 0.44 0.42 0.07
Net realized and unrealized gain (loss) .............
0.37 (0.05) 0.24 (0.18) 0.19 0.06
Net increase from investment operations ..............
0.57 0.39 0.71 0.26 0.61 0.13
Distributions
(c)
– – – – – –
From net investment income ....................
(0.21) (0.48) (0.52) (0.44) (0.44) (0.07)
From net realized gain .........................
— (0.01) — — — —
Total distributions .............................
(0.21) (0.49) (0.52) (0.44) (0.44) (0.07)
Net asset value, end of period ....................
$ 10.58 $ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Total Return
(d)
5.58% 3.95% 7.27% 2.57% — —
Based on net asset value ........................
5.58%
(e)
3.95%
(f)
7.27% 2.57% 6.17% 1.32%
(e)
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.58%
(h)
0.65% 0.69% 0.74%
( i )
0.84% 0.76%
(h)
Total expenses after fees waived and/or reimbursed ......
0.57%
(h)
0.57% 0.57% 0.57% 0.58% 0.57%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.56%
(h)
0.57% 0.57% 0.57% 0.58% 0.57%
(h)
Net investment income .........................
3.79%
(h)
4.40% 4.65% 4.37% 4.11% 4.36%
(h)
Supplemental Data
Net assets, end of period (000) ....................
$ 316,687 $ 126,573 $ 80,072 $ 15,849 $ 206 $ 201
Portfolio turnover rate ..........................
57% 92% 77% 100% 126% 101%
(j)
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2020 2019 2018 2017
Investments in underlying funds .................... 0.03% 0.03% 0.04% 0.01% 0.02% 0.01%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
93
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Institutional
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 11.11 $ 10.62 $ 10.03 $ 10.45 $ 10.76 $ 10.64
Net investment income
(a)
.......................
0.06 0.20 0.26 0.23 0.20 0.18
Net realized and unrealized gain (loss) .............
(0.31) 0.51 0.62 (0.40) (0.26) 0.20
Net increase (decrease) from investment operations ......
(0.25) 0.71 0.88 (0.17) (0.06) 0.38
Distributions
(b)
– – – – – –
From net investment income ....................
(0.09) (0.22) (0.29) (0.25) (0.24) (0.26)
Return of capital .............................
— — (0.00)
(c)
— (0.01) —
Total distributions .............................
(0.09) (0.22) (0.29) (0.25) (0.25) (0.26)
Net asset value, end of period ....................
$ 10.77 $ 11.11 $ 10.62 $ 10.03 $ 10.45 $ 10.76
Total Return
(d)
(2.26)% 6.72% 8.86% (1.68)% — —
Based on net asset value ........................
(2.26)%
(e)
6.72% 8.86% (1.68)% (0.55)% 3.67%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.65%
(g)
0.76% 1.20% 1.04% 0.90% 0.92%
Total expenses after fees waived and/or reimbursed ......
0.45%
(g)
0.56% 0.96% 0.76% 0.58% 0.73%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.45%
(g)
0.45% 0.45% 0.45% 0.46% 0.62%
Net investment income .........................
1.12%
(g)
1.79% 2.51% 2.21% 1.81% 1.70%
Supplemental Data
Net assets, end of period (000) ....................
$ 358,522 $ 412,161 $ 217,815 $ 166,465 $ 165,709 $ 156,865
Portfolio turnover rate
(h)
.........................
381% 745% 837% 892% 982% 929%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 270% 508% 571% 590% 658% 619%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
94
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Service
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 11.11 $ 10.62 $ 10.03 $ 10.45 $ 10.75 $ 10.63
Net investment income
(a)
.......................
0.05 0.22 0.21 0.20 0.17 0.16
Net realized and unrealized gain (loss) .............
(0.32) 0.46 0.64 (0.40) (0.25) 0.20
Net increase (decrease) from investment operations ......
(0.27) 0.68 0.85 (0.20) (0.08) 0.36
Distributions
(b)
– – – – – –
From net investment income ....................
(0.08) (0.19) (0.26) (0.22) (0.21) (0.24)
Return of capital .............................
— — (0.00)
(c)
— (0.01) —
Total distributions .............................
(0.08) (0.19) (0.26) (0.22) (0.22) (0.24)
Net asset value, end of period ....................
$ 10.76 $ 11.11 $ 10.62 $ 10.03 $ 10.45 $ 10.75
Total Return
(d)
(2.47)% 6.46% 8.60% (1.93)% — —
Based on net asset value ........................
(2.47)%
(e)
6.46% 8.60% (1.93)% (0.70)% 3.47%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.89%
(g)
0.96% 1.48% 1.28% 1.18% 1.21%
Total expenses after fees waived and/or reimbursed ......
0.69%
(g)
0.81% 1.21% 1.01% 0.82% 0.92%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.69%
(g)
0.70% 0.70% 0.70% 0.70% 0.81%
Net investment income .........................
0.89%
(g)
2.03% 2.04% 1.96% 1.57% 1.51%
Supplemental Data
Net assets, end of period (000) ....................
$ 176 $ 1,113 $ 8,040 $ 541 $ 2,039 $ 4,452
Portfolio turnover rate
(h)
.........................
381% 745% 837% 892% 982% 929%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 270% 508% 571% 590% 658% 619%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
95
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Investor A
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.79 $ 10.66
Net investment income
(a)
.......................
0.05 0.18 0.24 0.20 0.15 0.15
Net realized and unrealized gain (loss) .............
(0.32) 0.50 0.61 (0.39) (0.25) 0.21
Net increase (decrease) from investment operations ......
(0.27) 0.68 0.85 (0.19) (0.10) 0.36
Distributions
(b)
– – – – – –
From net investment income ....................
(0.08) (0.19) (0.26) (0.22) (0.21) (0.23)
Return of capital .............................
— — (0.00)
(c)
— (0.01) —
Total distributions .............................
(0.08) (0.19) (0.26) (0.22) (0.22) (0.23)
Net asset value, end of period ....................
$ 10.79 $ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.79
Total Return
(d)
(2.47)% 6.45% 8.57% (1.82)% — —
Based on net asset value ........................
(2.47)%
(e)
6.45% 8.57% (1.82)% (0.88)% 3.42%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.90%
(g)
1.02% 1.47% 1.31% 1.16%
(h)
1.19%
Total expenses after fees waived and/or reimbursed ......
0.70%
(g)
0.81% 1.21% 1.01% 0.83% 1.06%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.70%
(g)
0.70% 0.70% 0.70% 0.71% 0.95%
Net investment income .........................
0.87%
(g)
1.61% 2.28% 1.96% 1.56% 1.40%
Supplemental Data
Net assets, end of period (000) ....................
$ 366,023 $ 414,711 $ 354,704 $ 353,770 $ 422,775 $ 463,530
Portfolio turnover rate
( i )
..........................
381% 745% 837% 892% 982% 929%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 270% 508% 571% 590% 658% 619%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
96
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Investor C
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 11.12 $ 10.63 $ 10.04 $ 10.46 $ 10.77 $ 10.65
Net investment income
(a)
.......................
0.01 0.09 0.16 0.12 0.07 0.07
Net realized and unrealized gain (loss) .............
(0.32) 0.51 0.61 (0.40) (0.24) 0.20
Net increase (decrease) from investment operations ......
(0.31) 0.60 0.77 (0.28) (0.17) 0.27
Distributions
(b)
– – – – – –
From net investment income ....................
(0.04) (0.11) (0.18) (0.14) (0.13) (0.15)
Return of capital .............................
— — (0.00)
(c)
— (0.01) —
Total distributions .............................
(0.04) (0.11) (0.18) (0.14) (0.14) (0.15)
Net asset value, end of period ....................
$ 10.77 $ 11.12 $ 10.63 $ 10.04 $ 10.46 $ 10.77
Total Return
(d)
(2.84)% 5.66% 7.78% (2.66)% — —
Based on net asset value ........................
(2.84)%
(e)
5.66% 7.78% (2.66)% (1.54)% 2.53%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.64%
(g)
1.80% 2.30% 2.14% 1.94% 1.97%
Total expenses after fees waived and/or reimbursed ......
1.45%
(g)
1.56% 1.96% 1.76% 1.58% 1.83%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.45%
(g)
1.45% 1.45% 1.45% 1.46% 1.72%
Net investment income .........................
0.12%
(g)
0.84% 1.55% 1.21% 0.80% 0.62%
Supplemental Data
Net assets, end of period (000) ....................
$ 17,604 $ 25,922 $ 26,193 $ 35,014 $ 38,574 $ 51,545
Portfolio turnover rate
(h)
.........................
381% 745% 837% 892% 982% 929%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 270% 508% 571% 590% 658% 619%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
97
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Offering and Board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been
1.04%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock U.S. Government Bond Portfolio
Class K
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2020 2019
Net asset value, beginning of period ............................................
$ 11.11 $ 10.62 $ 10.04 $ 10.27
Net investment income
(b)
....................................................
0.06 0.20 0.25 0.14
Net realized and unrealized gain (loss) ..........................................
(0.31) 0.51 0.62 (0.20)
Net increase (decrease) from investment operations ...................................
(0.25) 0.71 0.87 (0.06)
Distributions
(c)
– – – –
From net investment income .................................................
(0.09) (0.22) (0.29) (0.17)
Return of capital ..........................................................
— — (0.00)
(d)
—
Total distributions ..........................................................
(0.09) (0.22) (0.29) (0.17)
Net asset value, end of period .................................................
$ 10.77 $ 11.11 $ 10.62 $ 10.04
Total Return
(e)
(2.24)% 6.78% 8.81% (0.60)%
Based on net asset value .....................................................
(2.24)%
(f)
6.78% 8.81% (0.60)%
(f)
Ratios to Average Net Assets
(g)
Total expenses ............................................................
0.53%
(h)
0.64% 1.06% 1.03%
(h)( i )
Total expenses after fees waived and/or reimbursed ...................................
0.40%
(h)
0.51% 0.91% 0.86%
(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............
0.40%
(h)
0.40% 0.40% 0.40%
(h)
Net investment income ......................................................
1.18%
(h)
1.79% 2.44% 2.03%
(h)
Supplemental Data
Net assets, end of period (000) .................................................
$ 15,970 $ 17,335 $ 5,031 $ 1,517
Portfolio turnover rate
(j)
.......................................................
381% 745% 837% 892%
(k)
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2020 2019
Investments in underlying funds ................................................. 0.01% 0.01% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2020 2019
Portfolio turnover rate (excluding MDRs) ........................................... 270% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
98
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Class R
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.78 $ 10.66
Net investment income
(a)
.......................
0.03 0.16 0.21 0.18 0.13 0.12
Net realized and unrealized gain (loss) .............
(0.32) 0.49 0.61 (0.40) (0.24) 0.20
Net increase (decrease) from investment operations ......
(0.29) 0.65 0.82 (0.22) (0.11) 0.32
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.16) (0.23) (0.19) (0.19) (0.20)
Return of capital .............................
— — (0.00)
(c)
— (0.01) —
Total distributions .............................
(0.06) (0.16) (0.23) (0.19) (0.20) (0.20)
Net asset value, end of period ....................
$ 10.79 $ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.78
Total Return
(d)
(2.59)% 6.18% 8.30% (2.07)% — —
Based on net asset value ........................
(2.59)%
(e)
6.18% 8.30% (2.07)% (1.04)% 3.06%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.12%
(g)
1.36% 2.11% 1.64% 1.47% 1.49%
Total expenses after fees waived and/or reimbursed ......
0.95%
(g)
1.06% 1.46% 1.26% 1.08% 1.32%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.95%
(g)
0.95% 0.95% 0.95% 0.96% 1.21%
Net investment income .........................
0.62%
(g)
1.51% 2.06% 1.72% 1.30% 1.12%
Supplemental Data
Net assets, end of period (000) ....................
$ 4,313 $ 5,133 $ 13,734 $ 19,660 $ 22,215 $ 26,247
Portfolio turnover rate
(h)
.........................
381% 745% 837% 892% 982% 929%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 270% 508% 571% 590% 658% 619%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
99
Notes to Financial Statements
ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor
C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
Effective on or about the close of business on July 6, 2021, GNMA and U.S. Government Bond's Service Shares will be converted into Investor A Shares.
Effective on or about the close of business on April 7, 2021, Class R Shares will terminate as a share class of GNMA.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
BlackRock U.S. Government Bond Portfolio ....................................... U.S. Government Bond Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service, Class K and Class R Shares ........................ No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
100
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940
Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by each Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”) ,  the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method

Notes to Financial Statements
(unaudited) (continued)
101
Notes to Financial Statements
of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
102
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2021, certain investments of the Income Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct owners hip interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO

Notes to Financial Statements
(unaudited) (continued)
103
Notes to Financial Statements
is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a
Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
104
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended March 31, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment
GNMA
U.S. Government
Bond
Average Borrowings .............................................................................. $ 1,303,635 $ 915,587
Daily Weighted Average Interest Rate .................................................................. 0.18% 0.05%

Notes to Financial Statements
(unaudited) (continued)
105
Notes to Financial Statements
of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
106
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid

Notes to Financial Statements
(unaudited) (continued)
107
Notes to Financial Statements
pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of Income Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Income Fund to the Manager.
With respect to U.S. Government Bond, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of U.S. Government Bond for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by U.S.
Government Bond to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
GNMA
U.S. Government
Bond
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
First $1 Billion ............................................................................................ 0.340% 0.390%
$1 Billion - $3 Billion ........................................................................................ 0.320 0.370
$3 Billion - $5 Billion ....................................................................................... 0.310 0.350
$5 Billion - $10 Billion ....................................................................................... 0.300 0.340
Greater than $10 Billion ..................................................................................... 0.280 0.330
Income Fund
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.500%
$1 Billion - $2 Billion ...................................................................................................... 0.450
$2 Billion - $3 Billion ..................................................................................................... 0.425
Greater than $3 Billion .................................................................................................... 0.400
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Service Investor A Investor C Class R Total
GNMA ................................................................. $ 4,028 $ 204,234 $ 153,393 $ — $ 361,655
Income Fund ............................................................. — 206,298 159,097 — 365,395
U.S. Government Bond ...................................................... 578 496,137 112,125 11,252 620,092

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
108
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2021, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's Investor
A Shares as follows:
For the six months ended March 31, 2021, affiliates received CDSCs as follows:
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional Service Investor A Investor C Class K Class R Total
GNMA .................................................. $ 37,477 $ 322 $ 16,337 $ 3,068 $ 5,874 — $ 63,078
Income Fund .............................................. 165,949 — 16,502 3,182 24,560 — 210,193
U.S. Government Bond ....................................... 40,269 46 39,688 2,242 1,696 450 84,391
Institutional Investor A Total
GNMA ......................................................................................... $ 7,587 $ 1,730 $ 9,317
U.S. Government Bond .............................................................................. 33,736 1,814 35,550
Institutional Service Investor A Investor C Class K Class R Total
GNMA .......................................... $ 8,694 $ — $ 1,513 $ 324 $ 138 $ — $ 10,669
Income Fund ...................................... 1,244 — 840 1,025 — — 3,109
U.S. Government Bond ............................... 828 5 14,338 950 32 51 16,204
Institutional Service Investor A Investor C Class K Class R Total
GNMA .................................................. $ 186,996 $ 2,017 $ 98,091 $ 9,054 $ 175 $ — $ 296,333
Income Fund .............................................. 813,006 — 71,304 16,621 12,292 — 913,223
U.S. Government Bond ....................................... 255,056 271 252,559 13,334 740 2,034 523,994
GNMA ................................................................................................................ $ 8,971
Income Fund ............................................................................................................ 23,345
U.S. Government Bond ..................................................................................................... 3,753
Investor A Investor C
GNMA ..................................................................................................... $ 1,398 $ 9,898
Income Fund ................................................................................................. 145 7,844
U.S. Government Bond .......................................................................................... 48,681 7,392

Notes to Financial Statements
(unaudited) (continued)
109
Notes to Financial Statements
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the six months ended March 31, 2021, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2022.  The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2021, Income Fund waived $86,300 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
(a)
Share class currently active, but no assets in share class. Effective on or about the close of business on April 7, 2021, Class R Shares will terminate as a share class of GNMA.
The Manager has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2022, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2021, class specific expense waivers and/or reimbursements were as follows:
GNMA .................................................................................................................... $ 1,695
Income Fund ................................................................................................................ 70,336
U.S. Government Bond ......................................................................................................... 9,445
Institutional Service Investor A Investor C Class K Class R
GNMA ...................................................... 0.42% 0.67% 0.67% 1.42% 0.37% 1.17%
(a)
Income Fund .................................................. 0.62 N/A 0.87 1.62 0.57 N/A
U.S. Government Bond ........................................... 0.45 0.70 0.70 1.45 0.40 0.95%
GNMA .................................................................................................................. $ 235,797
Income Fund .............................................................................................................. 6,828
U.S. Government Bond ....................................................................................................... 444,671
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
GNMA
Institutional .................................................................................... $ 37,472 $ 92,972
Service ...................................................................................... 322 1,215
Investor A ..................................................................................... 16,335 57,337
Investor C ..................................................................................... 3,056 1,339
Class K ...................................................................................... 5,873 17 5
$ 63,058 $ 153,03 8
Income Fund
Institutional .................................................................................... 160,343 113,255
Investor A ..................................................................................... 14,431 5,206
Investor C ..................................................................................... 3,146 3,732
Class K ...................................................................................... 2,114 711
$ 180,034 $ 122,904
U.S. Government Bond
Institutional .................................................................................... 39,661 150,39 2
Service ...................................................................................... 29 189
Investor A ..................................................................................... 39,021 149,708
Investor C ..................................................................................... 2,20 6 7,531
Class K ...................................................................................... 1,658 725
Class R ...................................................................................... 437 893
$ 83,01 2 $ 309,43 8

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
110
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the six months ended March 31, 2021, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
RULE-ABOVE
For the six months ended March 31, 2021, purchases and sales related to mortgage dollar rolls were as follow:
RULE-ABOVE
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Purchases  Sales
Net Realized
Gain
Income Fund ...................................................................... $ 17,286,762 $ 67,001,091 $ 1,917,098
U.S. Government Bond ............................................................... 10,361 108,230 2,564
U.S. Government Securities Other Securities
Purchases Sales Purchases Sales
GNMA ............................................................. $ 22,006,704 $ — $ 5,209,085,303 $ 5,152,084,362
Income Fund ......................................................... — — 1,806,119,706 1,082,786,779
U.S. Government Bond .................................................. 26,509,599 47,402,936 3,322,765,180 3,332,217,961
Purchases Sales
GNMA ............................................................................................. $ 1,821,322,026 $ 1,822,370,564
U.S. Government Bond .................................................................................. 976,848,712 977,394,041
GNMA ..............................................................................................................
$ 78,228,175
Income Fund ..........................................................................................................
14,917,285
U.S. Government Bond ...................................................................................................
41,484,493

Notes to Financial Statements
(unaudited) (continued)
111
Notes to Financial Statements
As of March 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended March 31, 2021, the Funds did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
GNMA ......................................................... $ 1,048,036,267 $ 16,239,875 $ (6,315,678) $ 9,924,197
Income Fund .................................................... 2,639,999,349 58,670,763 (34,100,765) 24,569,998
U.S. Government Bond ............................................. 945,456,694 27,100,483 (19,458,496) 7,641,987

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
112
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR . Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/21
Year Ended
09/30/20
Shares Amount Shares Amount
GNMA
Institutional
Shares sold .............................................
11,067,812 $ 105,074,973 21,783,881 $ 207,426,644
Shares issued in reinvestment of distributions ........................
402,952 3,825,019 882,155 8,391,822
Shares redeemed .........................................
(8,175,032) (77,525,299) (13,127,218) (124,488,338)
        Net increase
3,295,732 $ 31,374,693 9,538,818 $ 91,330,128
Service
Shares sold .............................................
28,807 $ 273,273 144,213 $ 1,362,929
Shares issued in reinvestment of distributions ........................
3,629 34,397 17,432 165,394
Shares redeemed .........................................
(145,716) (1,381,797) (425,266) (4,017,245)
        Net decrease
(113,280) $ (1,074,127) (263,621) $ (2,488,922)
Investor A
Shares sold and automatic conversion of shares ......................
2,864,153 $ 27,310,800 5,424,838 $ 51,804,643
Shares issued in reinvestment of distributions ........................
168,360 1,605,019 438,538 4,188,800
Shares redeemed .........................................
(2,975,526) (28,332,544) (3,417,239) (32,516,110)
        Net increase
56,987 $ 583,275 2,446,137 $ 23,477,333

Notes to Financial Statements
(unaudited) (continued)
113
Notes to Financial Statements
d
Six Months Ended
03/31/21
Year Ended
09/30/20
Shares Amount Shares Amount
Investor C
Shares sold .............................................
542,358 $ 5,147,917 1,393,639 $ 13,236,020
Shares issued in reinvestment of distributions ........................
21,931 208,204 79,185 752,969
Shares redeemed and automatic conversion of shares ...................
(718,179) (6,814,084) (1,796,831) (17,074,392)
        Net decrease
(153,890) $ (1,457,963) (324,007) $ (3,085,403)
Class K
Shares sold .............................................
405,148 $ 3,832,085 4,121,946 $ 38,870,562
Shares issued in reinvestment of distributions ........................
75,749 716,868 234,383 2,223,384
Shares redeemed .........................................
(1,619,088) (15,322,009) (2,083,158) (19,798,765)
        Net increase (decrease)
(1,138,191) $ (10,773,056) 2,273,171 $ 21,295,181
Total Net Increase
1,947,358 $ 18,652,822 13,670,498 $ 130,528,317
Income Fund
Institutional
Shares sold .............................................
92,587,143 $ 973,869,596 97,648,717 $ 972,138,650
Shares issued in reinvestment of distributions ........................
2,637,139 27,712,211 4,494,246 45,313,555
Shares redeemed .........................................
(28,886,761) (303,654,391) (64,047,827) (620,418,238)
        Net increase
66,337,521 $ 697,927,416 38,095,136 $ 397,033,967
Investor A
Shares sold and automatic conversion of shares .......................
6,409,006 $ 67,517,784 7,710,036 $ 78,046,154
Shares issued in reinvestment of distributions ........................
267,276 2,808,001 497,828 5,019,143
Shares redeemed .........................................
(1,998,324) (20,935,951) (4,230,230) (41,600,818)
        Net increase
4,677,958 $ 49,389,834 3,977,634 $ 41,464,479
Investor C
Shares sold .............................................
497,633 $ 5,240,353 1,022,086 $ 10,343,775
Shares issued in reinvestment of distributions ........................
42,445 450,515 114,660 1,151,515
Shares redeemed and automatic conversion of shares ...................
(461,010) (4,852,192) (1,235,657) (12,269,922)
        Net increase (decrease)
79,068 $ 838,676 (98,911) $ (774,632)
Class K
Shares sold .............................................
19,160,453 $ 199,870,453 7,800,082 $ 78,878,095
Shares issued in reinvestment of distributions ........................
453,938 4,772,183 491,477 4,948,309
Shares redeemed .........................................
(2,062,753) (21,692,360) (3,673,497) (36,147,609)
        Net increase
17,551,638 $ 182,950,276 4,618,062 $ 47,678,795
Total Net Increase
88,646,185 $ 931,106,202 46,591,921 $ 485,402,609
U.S. Government Bond
Institutional
Shares sold .............................................
9,633,627 $ 106,195,596 38,104,428 $ 417,361,174
Shares issued in reinvestment of distributions ........................
268,497 2,950,560 471,328 5,165,188
Shares redeemed .........................................
(13,689,745) (150,325,705) (21,998,760) (241,508,631)
        Net increase (decrease)
(3,787,621) $ (41,179,549) 16,576,996 $ 181,017,731
Service
Shares sold .............................................
696 $ 7,658 103,433 $ 1,145,971
Shares issued in reinvestment of distributions ........................
261 2,875 6,994 74,917
Shares redeemed .........................................
(84,796) (938,133) (767,518) (8,476,667)
        Net decrease
(83,839) $ (927,600) (657,091) $ (7,255,779)
Investor A
Shares sold and automatic conversion of shares .......................
3,577,589 $ 39,541,304 22,022,095 $ 242,950,051
Shares issued in reinvestment of distributions ........................
214,605 2,363,217 519,585 5,686,092
Shares redeemed .........................................
(7,105,175) (78,250,244) (18,627,031) (205,522,613)
        Net increase (decrease)
(3,312,981) $ (36,345,723) 3,914,649 $ 43,113,530
Investor C
Shares sold .............................................
416,631 $ 4,602,815 2,930,005 $ 32,066,591
Shares issued in reinvestment of distributions ........................
6,312 69,459 22,413 244,727
Shares redeemed and automatic conversion of shares ...................
(1,119,902) (12,336,363) (3,085,379) (33,732,143)
        Net decrease
(696,959) $ (7,664,089) (132,961) $ (1,420,825)
Investor C1
(a)
Shares sold .............................................
— $ — 74,400 $ 789,110
Shares issued in reinvestment of distributions ........................
— — 4,103 43,575
Shares redeemed and automatic conversion of shares ...................
— — (1,019,983) (10,944,602)
        Net decrease
— $ — (941,480) $ (10,111,917)

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
114
(a)
On February 24, 2020, the Fund's issued and outstanding Investor C1 Shares converted into Investor A Shares.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 15, 2021, the credit agreement was extended until April 2022 under substantially the same terms.
d
Six Months Ended
03/31/21
Year Ended
09/30/20
Shares Amount Shares Amount
Class K
Shares sold .............................................
275,512 $ 3,034,217 1,516,654 $ 16,452,149
Shares issued in reinvestment of distributions ........................
13,066 143,567 22,805 250,537
Shares redeemed .........................................
(365,092) (4,016,307) (453,390) (4,970,984)
        Net increase (decrease)
(76,514) $ (838,523) 1,086,069 $ 11,731,702
Class R
Shares sold .............................................
55,907 $ 616,068 297,271 $ 3,244,106
Shares issued in reinvestment of distributions ........................
2,311 25,438 12,584 136,664
Shares redeemed .........................................
(119,357) (1,322,243) (1,139,131) (12,378,882)
        Net decrease
(61,139) $ (680,737) (829,276) $ (8,998,112)
Total Net Increase (Decrease)
(8,019,053) $ (87,636,221) 19,016,906 $ 208,076,330

Statement Regarding Liquidity Risk Management Program
115
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock GNMA Portfolio, BlackRock Income Fund and BlackRock U.S. Government Bond Portfolio (the “Funds”),
each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2021
BlackRock Semi-Annual Report to Shareholders
116
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual rep orts, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete sche dule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
117
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if
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BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to
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to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock U.S. Government Bond Portfolio.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
118
Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
TaxableCGU-3/21-SAR

March 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Low Duration Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of March 31, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world instituted economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
As April 2020 began, stocks were near their lowest point since the beginning of the pandemic. However, a steady recovery began, as businesses started re-opening and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance.
International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) was near all-time lows as the period began, reflecting a reduced investor appetite for risk. However, inflation concerns from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to positive returns for corporate bonds, particularly high-yield corporates, which gained substantially.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, President Biden signed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. In our view, inflation is likely to increase somewhat as the expansion continues, but moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion due to the change in Fed policy.
Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
19.07% 56.35%
U.S. small cap equities
(Russell 2000
®
Index)
48.05 94.85
International equities
(MSCI Europe, Australasia,
Far East Index)
20.08 44.57
Emerging market equities
(MSCI Emerging Markets
Index)
22.43 58.39
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.12
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(8.88) (8.23)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(2.73) 0.71
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.46 5.29
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
7.35 23.65
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Core Bond Portfolio
Investment Objective
BlackRock Core Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2021, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund’s active positioning with respect to duration (sensitivity to interest rate changes) was the most significant contributor to performance relative to the benchmark as longer-term interest rates rose over the period. Holdings of structured products and the allocation to U.S. investment grade corporate credit also contributed to performance.
Conversely, positioning in agency mortgage-backed securities (“MBS”) detracted from relative performance over the period, along with exposure to foreign currencies and
U.S. municipal bonds.
The Fund held derivatives in the form of futures and forward contracts for risk management purposes as well as to manage exposures, with the goals of generating return and managing risk. The use of derivatives had a negative impact on Fund performance during the period.
The Fund held a 9.4% cash position at period end. The investment adviser believes that Treasury securities are currently unattractive from a risk/reward perspective, which led the Fund to remain underweight in duration versus the benchmark while also holding an elevated cash position. The Fund’s cash position did not have a material impact on Fund performance during the period.
Describe recent portfolio activity.
Throughout the fourth quarter of 2020, the Fund’s nominal duration exposure on the long end of the yield curve was modestly trimmed, while the investment adviser favored
European peripheral markets given more attractive valuations. In addition, the Fund continued to reduce high-quality assets that trade at a yield spread relative to U.S.
Treasuries given stretched valuations. The Fund remained marginally underweight in agency MBS, while reducing exposure to up-in-quality U.S. investment grade corporate and U.S. municipal bonds. Lastly, the investment adviser continued to remain patient across the securitized asset complex, focusing on higher quality assets with strong levels of protection. The Fund also favored emerging market debt given a supportive growth backdrop, a favorable technical environment and attractive relative value.
At the start of 2021, the investment adviser began to shift the portfolio toward a slightly more “risk-on” tone, favoring structured products, a larger allocation to credit, and emerging market debt. In addition, the investment adviser began to trim exposure to high-quality spread assets, including U.S. investment grade corporate credit and agency
MBS given stretched valuations, while also reducing duration at the back end of the yield curve given the investment adviser’s outlook for higher U.S. interest rates.
Describe portfolio positioning at period end.
At period end, the Fund maintained a duration underweight versus the benchmark, favoring European peripherals, high-quality emerging market debt and cash. In addition, the Fund was modestly underweight in agency MBS and slightly overweight in U.S. investment grade credit. The Fund emphasized income-oriented asset classes, including emerging market debt, structured products, and both U.S. and non-U.S. corporate credit.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2021 (continued)
5
Fund Summary
BlackRock Core Bond Portfolio
Performance Summary for the Period Ended March 31, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 1.33% 1.24% (1.93)% 4.29% N/A 3.38% N/A 3.78% N/A
Service ........................ 1.08 0.91 (2.05) 4.03 N/A 3.09 N/A 3.47 N/A
Investor A ....................... 1.04 0.94 (2.05) 4.03 (0.13)% 3.09 2.26% 3.47 3.05%
Investor C ....................... 0.34 0.24 (2.43) 3.26 2.28 2.33 2.33 2.86 2.86
Class K ........................ 1.38 1.34 (1.90) 4.34 N/A 3.43 N/A 3.85 N/A
Class R ........................ 0.83 0.62 (2.27) 3.66 N/A 2.84 N/A 3.19 N/A
Bloomberg Barclays U.S. Aggregate Bond
Index
(c)
...................... — — (2.73) 0.71 N/A 3.10 N/A 3.44 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond
Index (the “benchmark”). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization ”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 980.70 $ 2.12 $ 1,000.00 $ 1,022.79 $ 2.17 0.43%
Service .................................. 1,000.00 979.50 3.36 1,000.00 1,021.54 3.43 0.68
Investor A ................................ 1,000.00 979.50 3.36 1,000.00 1,021.54 3.43 0.68
Investor C ................................ 1,000.00 975.70 7.04 1,000.00 1,017.80 7.19 1.43
Class K .................................. 1,000.00 981.00 1.88 1,000.00 1,023.04 1.92 0.38
Class R .................................. 1,000.00 977.30 4.58 1,000.00 1,020.29 4.68 0.93
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of March 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Core Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 32%
U.S. Government Sponsored Agency Securities .............. 31
U.S. Treasury Obligations ............................. 21
Asset-Backed Securities .............................. 6
Foreign Government Obligations ........................ 5
Non-Agency Mortgage-Backed Securities .................. 4
Municipal Bonds ................................... 1
Capital Trusts ..................................... —
(b)
Foreign Agency Obligations ............................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 57%
AA/Aa ......................................... 4
A ............................................ 18
BBB/Baa ....................................... 19
BB/Ba ......................................... 1
CCC/ Caa ....................................... —
(d)
NR ........................................... 1
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of March 31, 2021
7
Fund Summary
BlackRock High Yield Bond Portfolio
Investment Objective
BlackRock High Yield Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2021, the Fund’s Institutional and Class K Shares performed in line with its benchmark, the Bloomberg Barclays U.S. Corporate
High Yield 2% Issuer Capped Index, while all other share classes of the Fund underperformed the benchmark.
What factors influenced performance?
From a sector perspective, security selection within information technology (“IT”), chemicals and pharmaceutical companies contributed to Fund performance during the period. By rating, the Fund’s tactical allocation to BBB-rated names was additive. In addition, tactical allocations to equities and high yield index products as well as a position in floating rate loan interests (“bank loans”) contributed to returns.
Conversely, underweight positions to oil field services and finance companies and security selection within retailers detracted from Fund performance. From an asset allocation perspective, preferred equity holdings marginally detracted. By credit rating, selection within BB-rated and CCC-rated names weighed on returns.
Describe recent portfolio activity.
The portfolio’s overall themes remained intact over the period, as the Fund continued to be underweight in BB issues and overweight in select CCC securities. However, consistent with recent quarters the Fund maintained an underweight to the highest-yielding portion of the market (a 3% underweight to bonds yielding more than 6%) that contains a larger concentration of stressed assets. In addition, the investment adviser reduced the Fund’s tactical overweight to investment grade corporate credit.
The Fund’s meaningful out-of-benchmark allocations included bank loans (about 10% of assets), investment grade bonds (6%) and high yield liquid products (5%). Index product usage was active over the period as the investment adviser focused on maintaining portfolio liquidity. Index products allowed the Fund to maintain market exposure while providing the ability to quickly reduce risk under volatile market conditions. The Fund also allocated to areas such as independent energy across bonds, loans and even to a modest extent in equities. While energy is one of the highest-risk sectors within the high yield market historically, the investment adviser believes that elevated oil prices and the continued economic recovery should benefit this segment in 2021. From a sector perspective, the Fund increased risk levels within the independent energy, health care and leisure segments, and reduced risk within the automotive, home construction and integrated energy sectors.
Describe portfolio positioning at period end.
From a credit quality perspective, the Fund remained underweight in BB-rated names and overweight in select CCC issues. The Fund also maintained an underweight to the highest-yielding portion of the market. B-rated bonds comprised 43% of the portfolio, a materially higher allocation compared with 2020 as the Fund reduced its tactical overweight to investment grade corporate credit. Additionally, the Fund maintained its allocation to bank loans (10.1% of assets). In terms of sectors, the Fund’s largest overweight positions included IT, aerospace & defense, and cable & satellite issues. Within IT, the Fund favored software names positioned to benefit as COVID-19 has accelerated the digital transformation and cloud adoption. In energy, the Fund held a slight market value underweight, but was overweight on a risk-adjusted basis. Finally, the Fund held modestly above-market risk positioning within areas such as gaming, airlines and leisure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders
8
BlackRock High Yield Bond Portfolio
Performance Summary for the Period Ended March 31, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 3.82% 3.81% 7.32% 23.42% N/A 7.71% N/A 6.41% N/A
Service ........................ 3.53 3.53 7.16 23.05 N/A 7.43 N/A 6.09 N/A
Investor A ....................... 3.35 3.34 7.14 23.02 18.10% 7.37 6.49% 6.08 5.64%
Investor C ....................... 2.82 2.82 6.77 22.16 21.16 6.60 6.60 5.44 5.44
Class K ........................ 3.91 3.91 7.36 23.51 N/A 7.81 N/A 6.50 N/A
Class R ........................ 3.25 3.24 7.01 22.73 N/A 7.05 N/A 5.75 N/A
Bloomberg Barclays U.S. Corporate High
Yield 2% Issuer Capped Index
(c)
..... — — 7.35 23.65 N/A 8.04 N/A 6.47 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization
(the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no issuer represents more than 2 percent of the index.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,073.20 $ 2.84 $ 1,000.00 $ 1,022.19 $ 2.77 0.55%
Service .................................. 1,000.00 1,071.60 4.34 1,000.00 1,020.74 4.23 0.84
Investor A ................................ 1,000.00 1,071.40 4.60 1,000.00 1,020.49 4.48 0.89
Investor C ................................ 1,000.00 1,067.70 8.09 1,000.00 1,017.10 7.90 1.57
Class K .................................. 1,000.00 1,073.60 2.38 1,000.00 1,022.64 2.32 0.46
Class R .................................. 1,000.00 1,070.10 5.83 1,000.00 1,019.30 5.69 1.13
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of March 31, 2021 (continued)
9
Fund Summary
BlackRock High Yield Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 86%
Floating Rate Loan Interests ........................... 10
Common Stocks ................................... 3
Preferred Securities ................................. 1
Foreign Agency Obligations ............................ —
(b)
Warrants ........................................ —
(b)
Asset-Backed Securities .............................. —
(b)
Investment Companies ............................... —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities and options purchased .
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 8
BB/Ba ......................................... 36
B ............................................ 38
CCC/ Caa ....................................... 13
CC/Ca ........................................ —
(c)
NR ........................................... 5
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities and options purchased .
(c)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of March 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
10
BlackRock Low Duration Bond Portfolio
Investment Objective
BlackRock Low Duration Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2021, the Fund outperformed the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
During the period, the largest contributions to Fund performance came from allocations to investment grade and high yield corporate bonds. Exposure to securitized assets also contributed positively, most notably holdings of asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”).
Conversely, the main detractor from Fund performance relative to the benchmark was its allocation to emerging market securities.
The Fund’s cash position was 5.8% of portfolio assets at period end. The Fund’s cash position had a marginally positive impact on performance during the period.
The Fund held derivatives during the reporting period. The Fund primarily utilized Treasury futures to manage duration (sensitivity to interest rate fluctuations). Overall, the
Fund’s use of derivatives contributed positively to Fund performance.
Describe recent portfolio activity.
During the first half of the reporting period, the Fund’s exposure to investment grade corporate credit was reduced given recent strong performance, with the proceeds partially reallocated to high yield corporate bonds based on the positive market environment at the end of 2020. The Fund then reduced its high yield position during the second half of the period as the sector performed well. Instead, the investment adviser sought to take advantage of opportunities in Asian and European investment grade corporate securities, as well as high quality collateralized loan obligations, which the investment adviser viewed as offering attractive risk-adjusted “carry” (i.e., low-risk income generation) in a low yield environment. With ABS and CMBS securities also performing well, the Fund marginally reduced exposure to these sectors and reallocated the proceeds to U.S. Treasuries. Lastly, the Fund reduced exposure to agency mortgage-backed securities due to the upward move in interest rates during the first quarter of 2021, tight spreads, and the potential for prepayment risk.
Describe portfolio positioning at period end.
At the end of the reporting period, the Fund was positioned with a below-benchmark stance with respect to duration (and corresponding interest rate risk) on the view that rates will likely continue to rise, and that the yield curve could continue to steepen in light of positive developments regarding additional fiscal stimulus, the ongoing COVID-19 vaccine rollout, an accommodative Fed policy, and expectations for rising inflation. From a sector allocation perspective, the Fund remained structurally underweight in U.S.
Treasuries compared with the benchmark. Finally, the Fund continued to be constructive regarding corporate credit and held out-of-benchmark allocations in ABS and CMBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2021 (continued)
11
Fund Summary
BlackRock Low Duration Bond Portfolio
Performance Summary for the Period Ended March 31, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 0.89% 0.86% 1.27% 6.99% N/A 2.54% N/A 2.36% N/A
Service ........................ 0.65 0.56 1.25 6.84 N/A 2.27 N/A 2.05 N/A
Investor A ....................... 0.63 0.55 1.15 6.72 4.32% 2.27 1.81% 2.06 1.82%
Investor A1 ...................... 0.80 0.72 1.33 6.99 N/A 2.43 N/A 2.22 N/A
Investor C ....................... (0.09) (0.14) 0.77 5.94 4.94 1.49 1.49 1.45 1.45
Class K ........................ 0.94 0.93 1.30 7.05 N/A 2.56 N/A 2.41 N/A
Class R ........................ 0.40 0.22 1.13 6.57 N/A 2.01 N/A 1.74 N/A
ICE BofA 1-3 Year U.S. Corporate &
Government Index
(c)
............. — — 0.20 1. 70 N/A 2.0 3 N/A 1.61 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain classes.
(b)
The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0-3 years. The Fund normally invests at least 80% of its assets in debt securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-3 Year U.S. Corporate & Government Index (the "Index"). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(10/01/20)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(03/31/21)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,012.70 $ 2.01 $ 2.01 $ 1,000.00 $ 1,022.94 $ 2.02 $ 1,022.94 $ 2.02
Service ................. 1,000.00 1,012.50 3.26 3.26 1,000.00 1,021.69 3.28 1,021.69 3.28
Investor A ................ 1,000.00 1,011.50 3.26 3.26 1,000.00 1,021.69 3.28 1,021.69 3.28
Investor A1 ............... 1,000.00 1,013.30 2.51 2.51 1,000.00 1,022.44 2.52 1,022.44 2.52
Investor C ................ 1,000.00 1,007.70 7.01 7.01 1,000.00 1,017.95 7.04 1,017.95 7.04
Class K ................. 1,000.00 1,013.00 1.76 1.76 1,000.00 1,023.19 1.77 1,023.19 1.77
Class R ................. 1,000.00 1,011.30 4.51 4.51 1,000.00 1,020.44 4.53 1,020.44 4.53
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.40% for Institutional, 0.65% for Service , 0.65% for Investor A, 0.50% for Investor A1, 1.40% for
Investor C , 0.35% for Class K and 0.90% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.40% for Institutional, 0.65% for Service , 0.65% for Investor A, 0.50% for Investor A1, 1.40% for
Investor C , 0.35% for Class K and 0.90% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of March 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders
12
BlackRock Low Duration Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 34%
U.S. Treasury Obligations ............................. 29
Asset-Backed Securities .............................. 15
Non-Agency Mortgage-Backed Securities .................. 11
U.S. Government Sponsored Agency Securities .............. 6
Investment Companies ............................... 2
Foreign Government Obligations ........................ 2
Foreign Agency Obligations ............................ 1
Floating Rate Loan Interests ........................... —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 56%
AA/Aa ......................................... 3
A ............................................ 9
BBB/Baa ....................................... 18
BB/Ba ......................................... 6
B ............................................ 3
CCC/ Caa ....................................... —
(d)
D ............................................ —
(d)
NR ........................................... 5
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging
13
The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders
14
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors. Effective on or about the close of business on July 6, 2021, BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio's (“Low Duration
Bond”) Service Shares will be converted into Investor A Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all funds included in this report , except for Low Duration Bond which is subject to an initial sales charge of 2.25%. These shares are subject to a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor A1 Shares (available only in Low Duration Bond) are subject to a maximum initial sales charge (front-end load) of  1.00%  and a service fee of  0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-
sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to July 18, 2011, Low Duration Bond’s Class R Shares performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect Class R Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a sha reholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
15
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2020 and held through March 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 6.8%
522 Funding CLO Ltd., Series 2019-4A, Class
DR, (LIBOR USD 3 Month + 3.65%), 3.87%,
04/20/30
(a)(b)
..................... USD 470 $ 470,267
Adams Mill CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A2R, (LIBOR USD 3
Month + 1.10%), 1.34%, 07/15/26 .... 581 580,561
Series 2014-1A, Class C1R, (LIBOR USD 3
Month + 2.35%), 2.59%, 07/15/26 .... 390 389,656
AGL CLO 7 Ltd.
(a)(b)
:
Series 2020-7A, Class A1, (LIBOR USD 3
Month + 1.80%), 2.04%, 07/15/31 .... 540 542,560
Series 2020-7A, Class D, (LIBOR USD 3
Month + 4.40%), 4.64%, 07/15/31 .... 250 251,024
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 1.61%,
04/20/32
(a)(b)
..................... 1,320 1,325,215
AGL Core CLO 5 Ltd., Series 2020-5A, Class
D, (LIBOR USD 3 Month + 4.95%), 5.17%,
07/20/30
(a)(b)(c)
.................... 250 251,200
AIMCO CLO, Series 2017-AA, Class CR,
(LIBOR USD 3 Month + 2.10%), 0.00%,
04/20/34
(a)(b)
..................... 250 250,000
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.30%,
10/21/28
(a)(b)
..................... 1,130 1,128,828
Allegro CLO IV Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.39%, 01/15/30 .... 1,444 1,444,168
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 01/15/30 .... 560 561,593
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
1,660 1,659,156
ALM XIX Ltd., Series 2016-19A, Class A2RA,
(LIBOR USD 3 Month + 1.45%), 1.69%,
04/16/29
(a)(b)(c)
.................... 730 730,292
ALM XVIII Ltd., Series 2016-18A, Class A2R,
(LIBOR USD 3 Month + 1.65%), 1.89%,
01/15/28
(a)(b)
..................... 500 499,152
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (LIBOR USD 3 Month + 1.45%), 1.67%,
04/25/31
(a)(b)
..................... 250 250,500
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.40%,
11/10/30
(a)(b)
..................... 500 500,595
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1LR, (LIBOR USD 3 Month + 1.26%),
1.48%, 07/24/29
(a)(b)
................ 781 781,034
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 574,084
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.21%, 04/13/31
(a)(b)
.......... 2,240 2,240,000
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 1.72%, 01/28/31
(a)(b)
.......... 1,040 1,038,784
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.27%, 01/28/31 .... 920 920,219
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 360 357,975
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/30 .... 420 413,748
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/30 .... 250 249,584
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.51%, 07/15/30
(a)(b)
................ USD 580 $ 580,105
Anchorage Capital CLO 7 Ltd.
(a)(b)
:
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 1.31%, 01/28/31 .... 930 929,733
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 1.97%, 01/28/31 .... 1,640 1,638,139
Series 2015-7A, Class D1R2, (LIBOR USD 3
Month + 3.50%), 3.72%, 01/28/31 .... 250 250,727
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class AR, (LIBOR USD 3
Month + 1.00%), 1.22%, 07/28/28 .... 461 460,635
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... 650 651,138
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/13/30
(a)(b)
................ 670 670,570
Anchorage Capital Europe CLO 2 DAC
(a)(b)
:
Series 2A, Class B, (EURIBOR 3 Month +
1.80%), 1.80%, 05/15/31 .......... EUR 250 292,087
Series 2A, Class B1R, (EURIBOR 3 Month +
1.60%), 0.00%, 04/15/34 .......... 522 612,149
Series 2A, Class CR, (EURIBOR 3 Month +
2.40%), 0.00%, 04/15/34 .......... 271 317,802
Series 2A, Class DR, (EURIBOR 3 Month +
3.55%), 0.00%, 04/15/34 .......... 460 539,442
Anchorage Capital Europe CLO DAC, Series
4A, Class D, (EURIBOR 3 Month + 3.20%),
3.20%, 04/25/34
(a)(b)
................ 250 290,762
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... USD 4,916 4,918,669
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.23%,
04/20/31
(a)(b)
..................... 500 498,027
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/22/30
(a)(b)
..................... 350 349,624
Apidos CLO XXII
(a)(b)
:
Series 2015-22A, Class A2R, (LIBOR USD 3
Month + 1.50%), 1.72%, 04/20/31 .... 250 250,535
Series 2015-22A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.17%, 04/20/31 .... 250 248,405
Apidos CLO XXXI, Series 2019-31A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.14%,
04/15/31
(a)(b)
..................... 580 579,127
Aqueduct European CLO 4 DAC, Series 2019-
4X, Class B1, (EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
................. EUR 340 397,567
Arbour CLO II DAC, Series 2014-2X, Class
B2R, (EURIBOR 3 Month + 1.50%), 1.50%,
05/15/30
(a)
...................... 202 236,623
Ares European CLO X BV, Series 10X, Class
B1, (EURIBOR 3 Month + 1.70%), 1.70%,
10/15/31
(a)
...................... 180 210,890
Ares European CLO XI BV, Series 11X, Class
B1, (EURIBOR 3 Month + 1.85%), 1.85%,
04/15/32
(a)
...................... 170 198,710
Ares European CLO XII BV, Series 12X, Class
B1, (EURIBOR 3 Month + 1.75%), 1.75%,
04/20/32
(a)
...................... 200 235,035
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
................ USD 310 310,350

BlackRock Core Bond Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Armada Euro CLO III DAC
(a)(b)
:
Series 3A, Class CR, (EURIBOR 3 Month +
2.35%), 2.35%, 07/15/31 .......... EUR 580 $ 680,166
Series 3A, Class DR, (EURIBOR 3 Month +
3.30%), 3.30%, 07/15/31 .......... 287 336,565
Assurant CLO Ltd., Series 2017-1A, Class C,
(LIBOR USD 3 Month + 2.10%), 2.32%,
10/20/29
(a)(b)
..................... USD 330 329,467
Atrium IX, Series 9A, Class AR2, (LIBOR USD
3 Month + 0.99%), 1.18%, 05/28/30
(a)(b)(c)
.. 990 990,099
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.05%, 04/22/27
(a)(b)
... 361 360,816
Avery Point IV CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.10%), 1.32%,
04/25/26
(a)(b)
..................... 85 84,592
Avery Point V CLO Ltd.
(a)(b)
:
Series 2014-5A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.20%, 07/17/26 .... 179 178,780
Series 2014-5A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.72%, 07/17/26 .... 650 648,221
Avery Point VI CLO Ltd.
(a)(b)
:
Series 2015-6A, Class AR2, (LIBOR USD 3
Month + 0.90%), 1.06%, 08/05/27 .... 1,020 1,019,113
Series 2015-6A, Class BR2, (LIBOR USD 3
Month + 1.35%), 1.51%, 08/05/27 .... 850 849,100
Avery Point VII CLO Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 0.96%),
1.20%, 01/15/28
(a)(b)
................ 1,650 1,647,989
Avoca CLO XVII DAC, Series 17A, Class
B1R, (EURIBOR 3 Month + 1.70%), 1.70%,
10/15/32
(a)(b)
..................... EUR 262 306,033
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)
...................... 100 115,878
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 1.62%,
01/20/31
(a)(b)
..................... USD 250 250,626
Bain Capital Credit CLO
(a)(b)
:
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/19/31 .... 250 250,226
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.75%), 2.97%, 04/18/32 .... 250 249,223
Bain Capital Credit CLO Ltd.
(a)(b)
:
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 1.30%, 07/19/31 .... 330 329,155
Series 2019-3A, Class C, (LIBOR USD 3
Month + 2.85%), 3.07%, 10/21/32 .... 250 249,992
Bain Capital Euro CLO DAC, Series 2019-1X,
Class C, (EURIBOR 3 Month + 2.40%),
2.40%, 04/15/32
(a)
................. EUR 240 280,315
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.17%,
07/20/29
(a)(b)
..................... USD 270 270,000
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class B, (LIBOR USD 3
Month + 2.30%), 2.54%, 10/15/32 .... 375 375,604
Series 2020-18A, Class D1, (LIBOR USD 3
Month + 4.00%), 4.24%, 10/15/32 .... 326 326,630
Battalion CLO VII Ltd., Series 2014-7A, Class
A1RR, (LIBOR USD 3 Month + 1.04%),
1.26%, 07/17/28
(a)(b)
................ 630 630,248
Battalion CLO VIII Ltd.
(a)(b)
:
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 1.29%, 07/18/30 .... 1,332 1,331,998
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.77%, 07/18/30 .... 666 656,260
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO X Ltd.
(a)(b)
:
Series 2016-10A, Class A1R2, (LIBOR USD
3 Month + 1.17%), 1.29%, 01/25/35 ... USD 5,370 $ 5,347,260
Series 2016-10A, Class A2R2, (LIBOR USD
3 Month + 1.55%), 1.67%, 01/25/35 ... 630 628,520
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.51%, 12/15/35
(a)(b)
922 922,534
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.69%, 07/15/29
(a)(b)
......... 1,000 998,848
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.31%, 04/20/31
(a)(b)
......... 960 959,030
Benefit Street Partners CLO VII Ltd., Series
2015-VIIA, Class A1AR, (LIBOR USD 3
Month + 0.78%), 1.00%, 07/18/27
(a)(b)
.... 226 225,473
Benefit Street Partners CLO XX Ltd., Series
2020-20A, Class D, (LIBOR USD 3 Month +
4.25%), 4.49%, 07/15/31
(a)(b)
.......... 640 642,337
Birch Grove CLO Ltd.
(a)(b)
:
Series 19A, Class C, (LIBOR USD 3 Month
+ 2.95%), 3.13%, 06/15/31 ......... 250 249,510
Series 19A, Class D, (LIBOR USD 3 Month
+ 3.90%), 4.08%, 06/15/31 ......... 500 500,260
BlueMountain CLO DAC, Series 2021-1A,
Class D, (EURIBOR 3 Month + 3.20%),
3.20%, 04/15/34
(a)(b)(c)
............... EUR 350 410,445
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.45%, 01/20/29 .... USD 1,233 1,234,045
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/22/30 .... 1,735 1,735,971
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.22%, 04/20/31 .... 250 249,300
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.74%, 07/15/31
(a)(b)
................ 870 864,433
BlueMountain CLO XXIV Ltd., Series 2019-24A,
Class C, (LIBOR USD 3 Month + 2.70%),
2.92%, 04/20/31
(a)(b)
................ 250 249,257
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class B, (LIBOR USD 3 Month + 2.25%),
2.47%, 07/25/31
(a)(b)
................ 250 251,208
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class A2, (EURIBOR 3 Month + 1.35%),
1.35%, 03/30/32
(a)
................. EUR 130 152,353
BlueMountain Fuji Eur CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)
................. 340 397,810
Cairn CLO XII DAC
(a)(b)(c)
:
Series 2020-12A, Class B, (EURIBOR 3
Month + 2.30%), 2.30%, 04/15/33 .... 250 296,459
Series 2020-12A, Class C, (EURIBOR 3
Month + 3.00%), 3.00%, 04/15/33 .... 250 296,781
Canyon CLO Ltd., Series 2020-3A, Class B,
(LIBOR USD 3 Month + 1.70%), 1.93%,
01/15/34
(a)(b)
..................... USD 350 349,179
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (LIBOR USD 3 Month + 1.03%),
1.24%, 04/30/31
(a)(b)
................ 1,860 1,858,449
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.19%, 04/17/31 .... 798 796,784
Series 2014-3RA, Class A1A, (LIBOR USD 3
Month + 1.05%), 1.26%, 07/27/31 .... 3,333 3,332,551

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... USD 530 $ 530,454
Carlyle US CLO Ltd.
(a)(b)
:
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 1.67%, 10/20/27 .... 250 249,227
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.50%), 1.72%, 04/20/31 .... 250 247,916
Series 2020-1A, Class C1, (LIBOR USD 3
Month + 4.00%), 4.22%, 07/20/31 .... 250 250,773
CarVal CLO II Ltd., Series 2019-1A, Class DR,
(LIBOR USD 3 Month + 3.20%), 3.38%,
04/20/32
(a)(b)(c)
.................... 1,130 1,130,000
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 07/20/30 .... 1,600 1,600,001
Series 2017-2A, Class B1, (LIBOR USD 3
Month + 1.75%), 1.97%, 10/17/29 .... 810 810,222
CDO Repack SPC Ltd., Series 2006-CLF1,
Class D1, 7.11%, 05/20/30
(b)
.......... 266 272,707
Cedar Funding II CLO Ltd.
(a)(b)
:
Series 2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 0.00%, 04/20/34 .... 470 470,000
Series 2013-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.94%, 06/09/30 .... 550 549,401
Series 2013-1A, Class BRR, (LIBOR USD 3
Month + 1.35%), 0.00%, 04/20/34 .... 680 680,000
Cedar Funding VI CLO Ltd.
(a)(b)
:
Series 2016-6A, Class AR, (LIBOR USD 3
Month + 1.09%), 1.31%, 10/20/28 .... 2,980 2,982,597
Series 2016-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 1.24%, 04/20/34 .... 3,930 3,930,000
Series 2016-6A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/20/28 .... 620 618,902
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/17/30 .... 4,530 4,531,754
Series 2017-8A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/17/30 .... 750 750,810
Series 2017-8A, Class C, (LIBOR USD 3
Month + 2.25%), 2.47%, 10/17/30 .... 250 249,519
CIFC Funding 2013-IV Ltd., Series 2013-4A,
Class BRR, (LIBOR USD 3 Month + 1.60%),
1.81%, 04/27/31
(a)(b)
................ 250 249,230
CIFC Funding 2015-III Ltd., Series 2015-3A,
Class BR, (LIBOR USD 3 Month + 1.15%),
1.37%, 04/19/29
(a)(b)
................ 330 324,770
CIFC Funding Ltd.
(a)(b)
:
Series 2014-2RA, Class B1, (LIBOR USD 3
Month + 2.80%), 3.02%, 04/24/30 .... 250 247,192
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 6,450 6,450,481
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/30 .... 633 628,099
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 1.23%, 04/23/29 .... 1,190 1,189,386
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 04/23/29 .... 340 339,661
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 1.22%, 04/18/31 .... 1,230 1,228,294
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.54%, 07/15/32 .... 740 740,586
Series 2020-1A, Class D, (LIBOR USD 3
Month + 4.00%), 4.24%, 07/15/32 .... 380 381,265
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(a)(b)
....... 439 443,317
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Contego CLO VIII DAC, Series 8A, Class
B1, (EURIBOR 3 Month + 2.10%), 2.10%,
01/25/32
(a)(b)
..................... EUR 540 $ 630,552
Cumberland Park CLO Ltd., Series 2015-2A,
Class CR, (LIBOR USD 3 Month + 1.80%),
2.02%, 07/20/28
(a)(b)
................ USD 310 310,836
CVC Cordatus Loan Fund VI DAC, Series 6X,
Class CR, (EURIBOR 3 Month + 1.60%),
1.60%, 04/15/32
(a)
................. EUR 250 288,578
Dartry Park CLO DAC, Series 1A, Class CRR,
(EURIBOR 3 Month + 3.35%), 3.35%,
01/28/34
(a)(b)(c)
.................... 250 293,175
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.40%,
10/20/30
(a)(b)
..................... USD 1,500 1,501,711
Dryden 43 Senior Loan Fund
(a)(b)
:
Series 2016-43A, Class AR, (LIBOR USD 3
Month + 1.14%), 1.36%, 07/20/29 .... 1,590 1,589,181
Series 2016-43A, Class AR2, (LIBOR USD 3
Month + 1.04%), 0.00%, 04/20/34 .... 1,180 1,180,000
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (LIBOR USD 3 Month + 1.65%),
1.89%, 07/15/30
(a)(b)
................ 250 250,063
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.36%,
01/15/31
(a)(b)
..................... 4,900 4,900,151
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1, (LIBOR USD 3 Month + 1.33%), 1.55%,
10/20/32
(a)(b)
..................... 250 250,428
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.14%, 10/15/27
(a)(b)
.......... 2,467 2,468,281
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.14%, 04/15/29
(a)(b)
.......... 330 330,060
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.39%, 08/15/30
(a)(b)
.......... 1,660 1,658,818
Elmwood CLO II Ltd.
(a)(b)
:
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.45%), 1.67%, 04/20/31 .... 1,050 1,050,171
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 0.00%, 04/20/34 .... 1,000 1,000,000
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 0.00%, 04/20/34 .... 250 250,000
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.90%), 3.12%, 04/20/31 .... 250 250,269
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.95%), 4.17%, 04/20/31 .... 250 250,183
Elmwood CLO V Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 07/24/31 .... 620 623,718
Series 2020-2A, Class C, (LIBOR USD 3
Month + 2.75%), 2.97%, 07/24/31 .... 620 618,995
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.13%,
04/15/27
(a)(b)
..................... 339 338,982
Galaxy XXIX CLO Ltd.
(a)(b)
:
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.40%), 1.59%, 11/15/26 .... 250 249,517
Series 2018-29A, Class C, (LIBOR USD 3
Month + 1.68%), 1.87%, 11/15/26 .... 350 346,241
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
10/15/30
(a)(b)
..................... 640 635,771

BlackRock Core Bond Portfolio
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management CLO 3 Ltd.,
Series 2018-3A, Class B1, (LIBOR USD 3
Month + 1.55%), 1.77%, 04/20/30
(a)(b)
.... USD 250 $ 250,280
GoldenTree Loan Management US CLO 1
Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.07%, 04/20/29 .... 630 629,989
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/20/29 .... 360 359,988
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A, Class D, (LIBOR USD 3
Month + 2.98%), 3.20%, 04/20/31
(a)(b)
.... 510 510,018
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
:
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 1.32%, 10/29/29 .... 420 420,434
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.81%, 10/29/29 .... 500 500,480
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (LIBOR USD 3 Month
+ 3.05%), 3.27%, 07/20/31
(a)(b)
......... 250 250,026
Golub Capital BDC 3 CLO LLC, Series 2021-
1A, Class C1, (LIBOR USD 3 Month +
2.80%), 2.91%, 04/15/33
(a)(b)
.......... 250 248,011
Great Lakes CLO V Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.70%), 1.88%,
04/15/33
(a)(b)
..................... 540 540,000
Grippen Park CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 1.48%, 01/20/30 .... 251 251,142
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.52%, 01/20/30 .... 250 250,077
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (LIBOR USD 1 Month + 0.14%), 0.25%,
03/25/36
(a)
...................... 521 242,449
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
1.61%, 04/15/33
(a)(b)
................ 1,180 1,183,062
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.30%, 07/25/27
(a)(b)
.......... 1,833 1,833,586
Harvest CLO XXIII DAC, Series 23A, Class
CE, (EURIBOR 3 Month + 2.05%), 2.05%,
10/20/32
(a)(b)
..................... EUR 310 360,756
Henley CLO IV DAC, Series 4A, Class C,
(EURIBOR 3 Month + 2.10%), 2.10%,
04/25/34
(a)(b)(c)
.................... 250 293,175
Highbridge Loan Management Ltd., Series
12A-18, Class A1B, (LIBOR USD 3 Month +
1.25%), 1.47%, 07/18/31
(a)(b)
.......... USD 250 250,364
HPS Loan Management Ltd.
(a)(b)
:
Series 10A-16, Class A1R, (LIBOR USD 3
Month + 1.14%), 1.36%, 01/20/28 .... 963 963,422
Series 6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.20%, 02/05/31 .... 3,009 3,011,824
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/19/28
(a)(b)
..................... 845 845,142
Invesco Euro CLO II DAC, Series 2X, Class
B1, (EURIBOR 3 Month + 1.80%), 1.80%,
08/15/32
(a)
...................... EUR 300 349,544
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.11%, 07/17/37
(a)(b)
................ USD 627 628,182
Jamestown CLO IX Ltd., Series 2016-9A, Class
BR, (LIBOR USD 3 Month + 2.65%), 2.87%,
10/20/28
(a)(b)
..................... 360 359,361
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Kayne CLO 5 Ltd., Series 2019-5A, Class A,
(LIBOR USD 3 Month + 1.35%), 1.57%,
07/24/32
(a)(b)
..................... USD 800 $ 800,729
Kayne CLO II Ltd., Series 2018-2A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.23%,
10/15/31
(a)(b)(c)
.................... 710 710,000
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.26%, 07/20/31
(a)(b)
250 250,095
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 1.10%, 04/20/28
(a)(b)
716 716,117
Lendmark Funding Trust, Series 2019-2A,
Class A, 2.78%, 04/20/28
(b)
........... 2,600 2,671,890
LoanCore Issuer Ltd., Series 2018-CRE1, Class
A, (LIBOR USD 1 Month + 1.13%), 1.24%,
05/15/28
(a)(b)
..................... 288 288,490
Madison Park Funding X Ltd., Series 2012-10A,
Class AR3, (LIBOR USD 3 Month + 1.01%),
1.21%, 01/20/29
(a)(b)
................ 2,070 2,070,201
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (LIBOR USD 3 Month +
0.90%), 1.01%, 07/23/29
(a)(b)
.......... 2,221 2,221,000
Madison Park Funding XIII Ltd.
(a)(b)
:
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 1.17%, 04/19/30 .... 1,090 1,089,486
Series 2014-13A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.72%, 04/19/30 .... 960 956,009
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 1.14%, 01/22/28
(a)(b)
.......... 1,229 1,229,223
Madison Park Funding XXV Ltd.
(a)(b)
:
Series 2017-25A, Class A2, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/25/29 .... 250 250,247
Series 2017-25A, Class A2R, (LIBOR USD 3
Month + 1.65%), 1.85%, 04/25/29 .... 320 320,000
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.41%, 07/29/30
(a)(b)
.......... 1,665 1,664,666
Madison Park Funding XXXVI Ltd., Series
2019-36A, Class B1, (LIBOR USD 3 Month
+ 1.85%), 2.09%, 01/15/33
(a)(b)
......... 530 533,483
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.40%, 12/18/30
(a)(b)
................ 430 429,785
Mariner CLO LLC, Series 2016-3A, Class CR2,
(LIBOR USD 3 Month + 2.05%), 2.27%,
07/23/29
(a)(b)(c)
.................... 1,125 1,125,450
Mariner Finance Issuance Trust
(b)
:
Series 2020-AA, Class A, 2.19%, 08/21/34 . 1,510 1,532,512
Series 2020-AA, Class B, 3.21%, 08/21/34 260 267,545
Series 2020-AA, Class C, 4.10%, 08/21/34 330 343,072
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month + 0.97%),
1.19%, 04/21/31
(a)(b)
................ 472 471,222
Mid-State Trust VII, Series 7, Class A, 6.34%,
12/15/36 ....................... 914 964,436
Mountain Hawk II CLO Ltd., Series 2013-2A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.82%, 07/20/24
(a)(b)
................ 38 38,015
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.47%,
10/20/30
(a)(b)
..................... 830 830,221
MP CLO VIII Ltd.
(a)(b)
:
Series 2015-2A, Class AR, (LIBOR USD 3
Month + 0.91%), 1.13%, 10/28/27 .... 1,114 1,113,872
Series 2015-2A, Class BR, (LIBOR USD 3
Month + 1.42%), 1.64%, 10/28/27 .... 1,500 1,478,030

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.01%, 11/15/68
(a)(b)
.... USD 490 $ 488,303
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.24%, 04/15/34
(a)(b)(c)
........ 570 570,000
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BR, (LIBOR USD 3 Month +
1.25%), 1.49%, 01/15/28
(a)(b)
.......... 250 248,959
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (LIBOR USD 3 Month
+ 1.65%), 1.87%, 10/17/30
(a)(b)
......... 400 400,889
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30 .... 1,430 1,430,404
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 10/18/30 .... 250 249,595
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 07/20/31
(a)(b)(c)
... 250 250,575
Oaktree CLO, Series 2014-1A, Class A2R,
(LIBOR USD 3 Month + 1.85%), 2.04%,
05/13/29
(a)(b)
..................... 410 407,788
Oaktree CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 0.87%), 1.09%,
10/20/27
(a)(b)
..................... 324 324,187
Oaktree EIF III Series I Ltd., Series 2016-IIIA,
Class B, (LIBOR USD 3 Month + 2.00%),
2.22%, 10/20/27
(a)(b)
................ 250 250,283
Ocean Trails CLO VI
(a)(b)
:
Series 2016-6A, Class BRR, (LIBOR USD 3
Month + 1.45%), 1.54%, 07/15/28 .... 720 720,000
Series 2016-6A, Class CRR, (LIBOR USD 3
Month + 2.25%), 2.34%, 07/15/28 .... 900 900,000
OCP CLO Ltd.
(a)(b)
:
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/24/29 .... 945 918,016
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 1.30%, 04/26/31 .... 140 140,003
Series 2015-10A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.07%, 10/26/27 .... 380 380,076
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.34%, 10/18/28 .... 593 592,785
Series 2017-13A, Class A1A, (LIBOR USD 3
Month + 1.26%), 1.50%, 07/15/30 .... 2,610 2,610,452
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.13%, 11/20/30 .... 250 249,928
Series 2020-19A, Class B, (LIBOR USD 3
Month + 2.50%), 2.72%, 07/20/31 .... 250 252,027
OCP Euro CLO DAC, Series 2017-2X, Class
B, (EURIBOR 3 Month + 1.35%), 1.35%,
01/15/32
(a)
...................... EUR 170 198,667
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 1.18%, 04/16/31
(a)(b)
......... USD 1,780 1,779,638
Octagon Investment Partners 32 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.70%), 1.94%, 07/15/29
(a)(b)
.......... 350 349,699
Octagon Investment Partners 46 Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.20%), 2.44%, 07/15/33 .... 710 713,335
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.60%), 4.84%, 07/15/33 .... 530 532,756
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.24%, 07/17/30
(a)(b)
......... USD 2,755 $ 2,748,706
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.22%, 01/25/31
(a)(b)
......... 2,390 2,386,779
Octagon Investment Partners XXIII Ltd., Series
2015-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.09%, 07/15/27
(a)(b)
.......... 660 659,309
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class B1, (LIBOR USD 3 Month + 1.80%),
2.02%, 07/20/32
(a)(b)
................ 668 668,839
OHA Loan Funding Ltd.
(a)(b)
:
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 1.22%, 05/23/31 .... 4,495 4,478,930
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.53%, 11/15/32 .... 1,170 1,174,639
OneMain Financial Issuance Trust
(b)
:
Series 2019-2A, Class A, 3.14%, 10/14/36 . 3,140 3,337,534
Series 2020-1A, Class A, 3.84%, 05/14/32 . 2,800 2,937,650
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 564,587
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,488,423
OZLM Funding III Ltd., Series 2013-3A, Class
BRR, (LIBOR USD 3 Month + 2.70%),
2.92%, 01/22/29
(a)(b)
................ 990 989,965
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/22/30
(a)(b)
................ 9,022 9,018,044
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.97%,
04/17/31
(a)(b)
..................... 250 250,147
OZLM VIII Ltd., Series 2014-8A, Class BRR,
(LIBOR USD 3 Month + 2.20%), 2.42%,
10/17/29
(a)(b)
..................... 340 339,321
OZLM XIV Ltd., Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/29
(a)(b)
..................... 2,110 2,100,899
OZLM XXIV Ltd., Series 2019-24A, Class A2A,
(LIBOR USD 3 Month + 2.25%), 2.47%,
07/20/32
(a)(b)
..................... 250 251,420
Palmer Square CLO Ltd.
(a)(b)
:
Series 2015-1A, Class A1R3, (LIBOR USD 3
Month + 1.00%), 1.24%, 05/21/29 .... 2,420 2,420,898
Series 2015-1A, Class A2R3, (LIBOR USD 3
Month + 1.40%), 1.64%, 05/21/29 .... 530 530,357
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.77%, 07/20/30 .... 500 500,638
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.25%, 04/18/31 .... 850 850,500
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.32%, 07/16/31 .... 1,070 1,070,027
Series 2018-3A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.54%, 08/15/26 .... 776 776,327
Series 2018-3A, Class B, (LIBOR USD 3
Month + 1.90%), 2.09%, 08/15/26 .... 350 346,159
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 0.90%), 1.09%, 11/15/26 .... 299 299,310
Series 2018-5A, Class A2, (LIBOR USD 3
Month + 1.40%), 1.62%, 01/20/27 .... 327 327,150
Series 2019-2A, Class C, (LIBOR USD 3
Month + 3.25%), 3.47%, 04/20/27 .... 250 250,056
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.78%, 08/20/27 .... 440 440,073
Series 2019-3A, Class B, (LIBOR USD 3
Month + 2.10%), 2.28%, 08/20/27 .... 350 349,432

BlackRock Core Bond Portfolio
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/24/27 .... USD 290 $ 289,502
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.53%, 02/20/28 .... 990 990,548
Series 2020-2A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.77%, 04/20/28 .... 1,270 1,271,387
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.79%, 11/25/28 .... 560 561,826
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 1.24%), 1.44%, 02/14/34 .... 1,390 1,392,449
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.75%, 02/14/34 .... 970 962,049
PPM CLO 4 Ltd., Series 2020-4A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.10%,
10/18/31
(a)(b)
..................... 250 250,596
Progress Residential Trust
(b)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 ..................... 735 739,779
Series 2020-SFR2, Class D, 3.87%,
06/17/37 ..................... 400 411,929
Race Point IX CLO Ltd.
(a)(b)
:
Series 2015-9A, Class A1A2, (LIBOR USD 3
Month + 0.94%), 1.18%, 10/15/30 .... 1,026 1,026,000
Series 2015-9A, Class A1AR, (LIBOR USD 3
Month + 1.21%), 1.45%, 10/15/30 .... 716 716,370
Recette CLO Ltd., Series 2015-1A, Class BRR,
(LIBOR USD 3 Month + 1.40%), 1.51%,
04/20/34
(a)(b)
..................... 250 250,000
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.30%,
07/20/28
(a)(b)
..................... 1,808 1,807,824
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
1.54%, 01/15/34
(a)(b)
................ 250 250,000
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(LIBOR USD 3 Month + 1.06%), 1.25%,
01/18/34
(a)(b)
..................... 1,220 1,218,786
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.03%), 1.27%, 04/15/29 .... 2,060 2,058,637
Series 2017-1A, Class AR2, (LIBOR USD 3
Month + 1.10%), 0.00%, 04/20/34 .... 2,417 2,417,000
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.45%), 1.69%, 04/15/29 .... 960 947,458
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 0.00%, 04/20/34 ... 1,511 1,511,000
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.09%, 04/15/29 .... 510 509,648
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/29 .... 1,945 1,915,614
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.09%, 10/15/29 .... 1,039 1,030,308
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.41%, 10/20/30 .... 3,237 3,237,811
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.28%, 05/20/31 .... 297 297,146
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.38%, 10/20/31 .... 250 250,084
Series 2019-2A, Class B, (LIBOR USD 3
Month + 1.93%), 2.11%, 08/20/32 .... 250 250,173
Rockford Tower Europe CLO DAC
(a)
:
Series 2018-1X, Class B, (EURIBOR 3
Month + 1.85%), 1.85%, 12/20/31 .... EUR 826 966,236
Series 2018-1X, Class C, (EURIBOR 3
Month + 2.47%), 2.47%, 12/20/31 .... 280 326,409
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.25%,
04/20/31
(a)(b)
..................... USD 713 $ 711,801
RR 10 Ltd., Series 2020-10A, Class A2B,
(LIBOR USD 3 Month + 3.00%), 3.24%,
07/15/33
(a)(b)
..................... 269 270,173
RR 11 Ltd., Series 2020-11A, Class A2, (LIBOR
USD 3 Month + 2.10%), 2.34%, 10/15/31
(a)(b)
870 875,039
RR 2 Ltd., Series 2017-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.84%, 10/15/29
(a)(b)
250 248,118
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.33%,
01/15/30
(a)(b)
..................... 670 670,747
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 1.89%, 10/15/31
(a)(b)
250 246,454
RRE 2 Loan Management DAC, Series 2A,
Class B, (EURIBOR 3 Month + 1.80%),
1.80%, 01/15/32
(a)(b)
................ EUR 250 293,541
Signal Peak CLO 1 Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.17%), 1.39%, 01/17/29 .... USD 5,500 5,501,021
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.75%), 1.97%, 01/17/29 .... 470 470,085
Signal Peak CLO 2 LLC, Series 2015-1A,
Class BR2, (LIBOR USD 3 Month + 1.50%),
1.72%, 04/20/29
(a)(b)
................ 1,466 1,451,632
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 1.49%,
04/20/33
(a)(b)
..................... 640 641,440
Silver Creek CLO Ltd., Series 2014-1A, Class
CR, (LIBOR USD 3 Month + 2.30%), 2.52%,
07/20/30
(a)(b)
..................... 500 498,686
SLM Private Credit Student Loan Trust
(a)
:
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.51%, 03/15/24 .... 552 551,280
Series 2006-A, Class A5, (LIBOR USD 3
Month + 0.29%), 0.47%, 06/15/39 .... 2,817 2,752,363
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.86%, 10/15/41
(a)(b)
.......... 3,683 3,990,674
SMB Private Education Loan Trust
(b)
:
Series 2015-B, Class B, 3.50%, 12/17/40 .. 990 1,022,480
Series 2020-B, Class B, 2.76%, 07/15/53 .. 510 491,111
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 4,730 4,758,028
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,493,063
Series 2021-A, Class B, 2.31%, 01/15/53 .. 1,010 981,769
Series 2021-A, Class C, 2.99%, 01/15/53 . 2,480 2,436,284
Series 2021-A, Class D1, 3.86%, 01/15/53 . 1,340 1,317,536
Series 2021-A, Class D2, 3.86%, 01/15/53 . 730 720,020
Sound Point CLO XV Ltd.
(a)(b)
:
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.37%, 01/23/29 .... 280 280,075
Series 2017-1A, Class ARR, (LIBOR USD 3
Month + 0.90%), 1.09%, 01/23/29 .... 310 310,000
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month + 1.40%),
1.64%, 04/15/32
(a)(b)
................ 4,180 4,182,266
Sound Point CLO XXVI Ltd., Series 2020-1A,
Class D, (LIBOR USD 3 Month + 4.70%),
4.92%, 07/20/30
(a)(b)
................ 320 320,232
Sound Point Euro CLO I Funding DAC, Series
1X, Class B1, (EURIBOR 3 Month + 2.00%),
2.00%, 04/25/32
(a)
................. EUR 140 163,693

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point Euro CLO II Funding DAC, Series
2A, Class B1, (EURIBOR 3 Month + 1.85%),
1.85%, 10/26/32
(a)(b)
................ EUR 610 $ 719,012
St. Paul's CLO VI DAC, Series 6A, Class CRR,
(EURIBOR 3 Month + 2.60%), 2.60%,
05/20/34
(a)(b)
..................... 600 703,620
St. Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)
...................... 310 358,325
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.49%,
10/15/30
(a)(b)
..................... USD 1,070 1,067,076
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.35%,
11/15/31
(a)
...................... EUR 202 235,792
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.12%, 04/15/28
(a)(b)
................ USD 778 776,862
Symphony CLO XVIII Ltd., Series 2016-18A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.37%, 01/23/28
(a)(b)
................ 900 900,242
Symphony CLO XXI Ltd., Series 2019-21A,
Class A, (LIBOR USD 3 Month + 1.38%),
1.62%, 07/15/32
(a)(b)
................ 860 859,232
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (LIBOR USD 3 Month + 1.08%),
1.19%, 04/20/33
(a)(b)(c)
............... 514 514,000
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.96%), 1.08%,
04/20/34
(a)(b)
..................... 890 890,000
TCW CLO AMR Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 1.68%), 1.87%,
02/15/29
(a)(b)
..................... 350 350,223
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/16/31
(a)(b)
..................... 910 910,031
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.36%,
01/20/31
(a)(b)
..................... 670 670,304
TICP CLO VI Ltd.
(a)(b)
:
Series 2016-6A, Class AR2, (LIBOR USD 3
Month + 1.12%), 1.26%, 01/15/34 .... 1,060 1,055,907
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.64%, 01/15/34 .... 1,360 1,356,852
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 3,000 3,063,761
Trestles CLO III Ltd.
(a)(b)
:
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 01/20/33 .... 1,830 1,833,519
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/20/33 .... 530 532,027
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,222,494
Trinitas CLO XI Ltd., Series 2019-11A, Class
C, (LIBOR USD 3 Month + 3.15%), 3.39%,
07/15/32
(a)(b)
..................... 465 466,442
Trinitas CLO XIV Ltd.
(a)(b)
:
Series 2020-14A, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/25/34 .... 730 731,657
Series 2020-14A, Class C, (LIBOR USD 3
Month + 3.00%), 3.24%, 01/25/34 .... 530 532,590
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
1.29%, 07/18/31
(a)(b)
................ 350 349,146
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.65%), 1.87%,
10/22/31
(a)(b)
..................... USD 660 $ 660,115
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.46%,
10/15/29
(a)(b)
..................... 3,230 3,230,577
Voya CLO Ltd.
(a)(b)
:
Series 2014-3A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.87%, 07/25/26 .... 350 349,974
Series 2017-3A, Class A1R, (LIBOR USD 3
Month + 1.04%), 1.00%, 04/20/34
(c)
... 465 465,000
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 1.37%, 10/15/30 .... 1,680 1,680,730
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 1.30%, 04/15/31 .... 2,064 2,070,164
Voya Euro CLO II DAC, Series 2X, Class C,
(EURIBOR 3 Month + 2.75%), 2.75%,
07/15/32
(a)
...................... EUR 170 198,597
Westcott Park CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.21%), 1.43%,
07/20/28
(a)(b)
..................... USD 1,210 1,210,125
Whitebox CLO I Ltd., Series 2019-1A, Class
C, (LIBOR USD 3 Month + 4.35%), 4.57%,
07/24/32
(a)(b)
..................... 650 651,493
Whitebox CLO II Ltd.
(a)(b)
:
Series 2020-2A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/24/31 .... 280 280,540
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.49%, 10/24/31 .... 280 281,088
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.15%), 4.39%, 10/24/31 .... 280 280,798
Wind River CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.05%), 1.29%,
07/15/28
(a)(b)
..................... 891 890,670
Woodmont Trust, Series 2017-2A, Class A1R,
(LIBOR USD 3 Month + 1.67%), 1.85%,
04/20/33
(a)(b)
..................... 2,030 2,024,710
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/22/31
(a)(b)
..................... 1,250 1,250,582
York CLO-3 Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/20/29 .... 520 520,114
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.97%, 10/20/29 .... 930 931,154
York CLO-4 Ltd., Series 2016-2A, Class A1R,
(LIBOR USD 3 Month + 1.09%), 1.31%,
04/20/32
(a)(b)
..................... 1,050 1,049,690
Total Asset-Backed Securities — 6.8%
(Cost: $321,387,621) .............................. 322,158,191
Corporate Bonds — 34.9%
Aerospace & Defense — 1.5%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
530 583,425
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 4,539 4,817,967
Boeing Co. (The):
4.88%, 05/01/25 .................. 1,237 1,377,335
2.25%, 06/15/26 .................. 1,495 1,497,103
5.93%, 05/01/60 .................. 1,128 1,447,365
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 218 227,248
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 308 323,304
General Dynamics Corp., 3.63%, 04/01/30 .. 3,884 4,293,485
Huntington Ingalls Industries, Inc.:
3.84%, 05/01/25 .................. 1,635 1,783,878

BlackRock Core Bond Portfolio
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.20%, 05/01/30 .................. USD 2,110 $ 2,340,578
L3Harris Technologies, Inc.:
3.85%, 12/15/26 .................. 677 749,535
4.40%, 06/15/28 .................. 6,690 7,591,436
1.80%, 01/15/31 .................. 6,312 5,911,875
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 3,335 3,707,319
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 4,492 5,004,091
3.80%, 03/01/45 .................. 844 928,631
2.80%, 06/15/50 .................. 513 483,835
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 5,857 6,283,038
4.03%, 10/15/47 .................. 503 559,407
5.25%, 05/01/50 .................. 890 1,153,360
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. 920 988,757
7.20%, 08/15/27 .................. 630 824,667
7.00%, 11/01/28 .................. 2,010 2,585,047
4.13%, 11/16/28 .................. 1,948 2,193,708
7.50%, 09/15/29 .................. 913 1,257,152
2.15%, 05/18/30 .................. EUR 938 1,234,988
2.25%, 07/01/30 .................. USD 3,049 3,000,674
4.20%, 12/15/44 .................. 515 546,880
4.15%, 05/15/45 .................. 2,312 2,553,906
Textron, Inc.:
3.90%, 09/17/29 .................. 2,448 2,649,704
2.45%, 03/15/31 .................. 799 773,760
69,673,458
Air Freight & Logistics — 0.2%
FedEx Corp.:
3.88%, 08/01/42 .................. 455 480,736
4.10%, 02/01/45 .................. 462 499,588
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 2,839 3,086,034
2.50%, 09/01/29 .................. 864 880,708
4.45%, 04/01/30 .................. 2,776 3,244,591
5.20%, 04/01/40 .................. 1,401 1,799,598
3.63%, 10/01/42 .................. 441 467,501
10,458,756
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
:
Series 2017-1, Class B, 3.70%, 01/15/26 . 8 7,234
Series 2017-1, Class AA, 3.30%, 01/15/30 443 431,519
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 1,666 1,573,890
Series 2016-1, Class B, 5.25%, 01/15/24 . 1,180 1,120,063
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
691 643,959
Series 2017-1, Class B, 4.95%, 02/15/25 . 572 532,932
Series 2016-3, Class B, 3.75%, 10/15/25 . 18 16,601
Series 2015-2, Class AA, 3.60%, 09/22/27 321 323,485
Series 2016-1, Class AA, 3.58%, 01/15/28 2,396 2,426,012
Series 2019-1, Class B, 3.85%, 02/15/28 . 1,115 1,013,459
Series 2016-2, Class AA, 3.20%, 06/15/28 458 456,291
Series 2016-3, Class AA, 3.00%, 10/15/28 959 966,780
Series 2017-1, Class AA, 3.65%, 02/15/29 365 367,546
Series 2017-2, Class AA, 3.35%, 10/15/29 700 706,399
Series 2019-1, Class AA, 3.15%, 02/15/32 1,074 1,068,472
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 2,780 2,879,764
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 16 16,209
Series 2014-2, Class B, 4.63%, 09/03/22 . 133 136,088
Series 2016-2, Class B, 3.65%, 10/07/25 . 88 85,855
Series 2020-1, Class B, 4.88%, 01/15/26 . 840 871,500
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2020-1, Class A, 5.88%, 10/15/27 . USD 2,674 $ 2,964,380
Series 2015-1, Class AA, 3.45%, 12/01/27 943 985,583
Series 2019-2, Class B, 3.50%, 05/01/28 . 1,140 1,109,815
Series 2016-1, Class AA, 3.10%, 07/07/28 55 56,678
Series 2016-2, Class AA, 2.88%, 10/07/28 460 466,566
Series 2018-1, Class AA, 3.50%, 03/01/30 565 578,581
Series 2019-1, Class AA, 4.15%, 08/25/31 647 690,184
Series 2019-2, Class AA, 2.70%, 05/01/32 872 846,840
23,342,685
Auto Components — 0.0%
Aptiv Corp., 4.15%, 03/15/24 ........... 436 475,489
Automobiles — 0.3%
BMW US Capital LLC, 2.55%, 04/01/31
(b)
... 1,074 1,076,919
General Motors Co., 4.00%, 04/01/25 ..... 698 760,950
Hyundai Capital America
(b)
:
3.95%, 02/01/22 .................. 290 297,884
2.38%, 02/10/23 .................. 2,821 2,892,407
Nissan Motor Acceptance Corp., 2.75%,
03/09/28
(b)
..................... 769 762,744
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 7,814 8,570,288
14,361,192
Banks — 6.5%
Banco Santander SA:
2.71%, 06/27/24 .................. 3,600 3,798,561
1.85%, 03/25/26 .................. 2,200 2,195,785
3.31%, 06/27/29 .................. 2,200 2,331,766
Bank of America Corp.:
(LIBOR USD 3 Month + 0.63%), 3.50%,
05/17/22
(a)
.................... 4,566 4,583,014
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 843 876,758
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
.... 1,155 1,157,863
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
.................... 816 876,196
Series L, 3.95%, 04/21/25 ........... 901 987,909
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 12,520 13,123,339
4.45%, 03/03/26 .................. 4,872 5,476,210
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 3,229 3,219,151
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 2,360 2,329,410
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 5,226 5,741,346
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 711 777,688
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 6,747 7,322,517
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 8,074 8,670,508
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 1,422 1,566,853
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 3,055 3,434,759
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 2,712 3,010,010
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 2,865 3,007,471
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
.... 3,462 3,257,969
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... 756 837,269
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 2,188 2,048,366
Barclays plc
(a)
:
(LIBOR USD 3 Month + 1.90%), 4.97%,
05/16/29 ..................... 4,631 5,324,912

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
2.67%, 03/10/32 ................ USD 3,473 $ 3,390,132
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42 ................ 1,599 1,566,440
BNP Paribas SA
(b)
:
3.38%, 01/09/25 .................. 469 503,452
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)
.................... 5,528 5,819,085
(SOFR + 1.51%), 3.05%, 01/13/31
(a)
.... 4,721 4,839,430
Citigroup, Inc.:
4.40%, 06/10/25 .................. 2,743 3,048,083
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00%
(a)(d)
..................... 5,817 5,873,716
4.60%, 03/09/26 .................. 1,304 1,471,415
3.20%, 10/21/26 .................. 550 591,018
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 8,274 9,048,635
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... 6,013 6,689,464
(LIBOR USD 3 Month + 1.34%), 3.98%,
03/20/30
(a)
.................... 608 673,089
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 9,792 10,126,767
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 639 642,020
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 1,096 1,095,143
Citizens Financial Group, Inc., 3.25%, 04/30/30 1,112 1,180,772
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 2,410 2,510,101
Danske Bank A/S:
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22
(a)(b)
................... 206 208,071
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 1,325 1,332,244
5.38%, 01/12/24
(b)
................. 3,127 3,486,887
5.38%, 01/12/24 .................. 514 573,157
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
.............. 1,818 1,798,342
Discover Bank, 3.45%, 07/27/26 ......... 800 865,738
Grupo Aval Ltd.:
4.75%, 09/26/22 .................. 232 241,860
4.38%, 02/04/30
(b)
................. 1,445 1,453,580
HSBC Holdings plc
(a)
:
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 5,355 6,017,935
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 ..................... 1,702 1,841,743
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(d)
...................... 641 633,789
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(d)
...................... 1,705 1,679,425
ING Groep NV:
4.10%, 10/02/23 .................. 4,284 4,637,921
4.63%, 01/06/26
(b)
................. 5,168 5,857,941
(SOFR + 1.01%), 1.00%, 04/01/27
(a)
.... 1,695 1,695,979
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
.................... 2,839 3,038,630
(SOFR + 0.60%), 0.65%, 09/16/24
(a)
.... 2,245 2,249,366
(LIBOR USD 3 Month + 1.16%), 3.22%,
03/01/25
(a)
.................... 426 454,490
Security
Par (000)
Par (000) Value
Banks (continued)
3.90%, 07/15/25 .................. USD 2,892 $ 3,192,446
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 3,068 3,193,591
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 16,827 17,304,047
2.95%, 10/01/26 .................. 898 960,517
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 1,764 1,722,910
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 4,777 5,283,157
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 7,853 8,655,435
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 8,712 9,481,703
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 521 581,009
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 6,466 7,406,558
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 1,886 2,189,749
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 1,589 1,781,292
(SOFR + 2.44%), 3.11%, 04/22/51
(a)
..... 495 484,784
KeyBank NA, (SOFR + 0.34%), 0.42%,
01/03/24
(a)
..................... 813 812,295
KeyCorp, 2.55%, 10/01/29 ............ 632 639,842
Lloyds Banking Group plc:
3.75%, 01/11/27 .................. 3,215 3,526,065
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 2,950 2,928,554
4.38%, 03/22/28 .................. 1,561 1,752,045
(LIBOR USD 3 Month + 1.21%), 3.57%,
11/07/28
(a)
.................... 907 979,403
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22 .................. 1,276 1,305,632
3.46%, 03/02/23 .................. 3,633 3,830,714
2.19%, 02/25/25 .................. 7,052 7,274,132
1.41%, 07/17/25 .................. 656 655,550
Mizuho Financial Group, Inc.
(a)
:
(LIBOR USD 3 Month + 0.98%), 2.84%,
07/16/25 ..................... 542 572,221
(LIBOR USD 3 Month + 1.10%), 2.55%,
09/13/25 ..................... 2,440 2,552,099
(LIBOR USD 3 Month + 0.83%), 2.23%,
05/25/26 ..................... 599 615,889
(LIBOR USD 3 Month + 1.51%), 2.20%,
07/10/31 ..................... 1,100 1,061,972
(LIBOR USD 3 Month + 1.27%), 1.98%,
09/08/31 ..................... 3,438 3,242,524
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(d)
.......... 1,238 1,230,560
Santander UK Group Holdings plc
(a)
:
(SOFR + 0.79%), 1.09%, 03/15/25 ...... 820 820,664
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26 ................ 2,853 2,829,209
(LIBOR USD 3 Month + 1.40%), 3.82%,
11/03/28 ..................... 1,053 1,149,688
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 01/12/24 .................. 478 475,817
2.70%, 07/16/24 .................. 4,183 4,422,398
2.45%, 09/27/24 .................. 607 635,926
2.35%, 01/15/25 .................. 3,382 3,510,376
1.47%, 07/08/25 .................. 806 806,354
US Bancorp, 3.00%, 07/30/29 .......... 1,028 1,077,223
Wells Fargo & Co.
(a)
:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 ..................... 4,490 4,895,293

BlackRock Core Bond Portfolio
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 2.10%), 2.39%, 06/02/28 ...... USD 2,541 $ 2,604,255
(LIBOR USD 3 Month + 1.17%), 2.88%,
10/30/30 ..................... 2,002 2,062,284
(SOFR + 2.53%), 3.07%, 04/30/41 ...... 5,616 5,507,088
309,104,760
Beverages — 0.7%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 6,149 7,203,360
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 9,512 11,115,230
3.50%, 06/01/30 .................. 7,289 7,893,668
4.90%, 01/23/31 .................. 547 654,144
3.75%, 07/15/42 .................. 467 479,694
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 668 627,769
1.00%, 03/09/41 .................. EUR 1,170 1,339,950
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... USD 2,581 2,731,024
PepsiCo, Inc., 3.38%, 07/29/49 ......... 620 640,442
32,685,281
Biotechnology — 0.9%
AbbVie, Inc.:
2.30%, 11/21/22 .................. 735 756,312
2.60%, 11/21/24 .................. 1,252 1,321,860
3.80%, 03/15/25 .................. 8,814 9,629,644
3.60%, 05/14/25 .................. 2,072 2,257,291
3.20%, 05/14/26 .................. 4,669 5,043,993
4.50%, 05/14/35 .................. 4,879 5,728,834
4.05%, 11/21/39 .................. 526 588,913
4.85%, 06/15/44 .................. 54 65,599
4.70%, 05/14/45 .................. 1,910 2,262,151
4.25%, 11/21/49 .................. 425 480,903
Amgen, Inc.:
2.45%, 02/21/30 .................. 2,301 2,316,936
4.40%, 05/01/45 .................. 2,481 2,872,369
Biogen, Inc.:
2.25%, 05/01/30 .................. 3,708 3,597,161
3.15%, 05/01/50 .................. 763 700,708
Gilead Sciences, Inc.:
4.75%, 03/01/46 .................. 1,693 2,046,348
4.15%, 03/01/47 .................. 1,872 2,081,403
2.80%, 10/01/50 .................. 538 478,166
42,228,591
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 5,885 6,093,612
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 10 12,439
Owens Corning, 3.95%, 08/15/29 ........ 758 834,154
6,940,205
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The):
3.40%, 01/29/28 .................. 1,428 1,561,678
(LIBOR USD 3 Month + 1.07%), 3.44%,
02/07/28
(a)
.................... 432 474,762
Charles Schwab Corp. (The):
3.20%, 03/02/27 .................. 725 787,884
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00%
(a)(d)
..................... 3,200 3,145,600
Credit Suisse AG, 3.63%, 09/09/24 ....... 2,083 2,257,337
Credit Suisse Group AG
(b)
:
3.57%, 01/09/23 .................. 624 636,817
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)
.................... 1,753 1,872,207
Deutsche Bank AG:
(SOFR + 1.13%), 1.00%, 04/01/25
(a)
.... 6,485 6,482,742
Security
Par (000)
Par (000) Value
Capital Markets (continued)
1.69%, 03/19/26 .................. USD 4,873 $ 4,862,174
(SOFR + 3.04%), 3.55%, 09/18/31
(a)
.... 1,262 1,303,125
E*TRADE Financial Corp., 4.50%, 06/20/28 .. 981 1,119,564
Goldman Sachs Group, Inc. (The):
3.50%, 01/23/25 .................. 8,207 8,856,586
3.50%, 04/01/25 .................. 11,832 12,818,938
3.75%, 05/22/25 .................. 1,630 1,779,380
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 1,041 1,117,066
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 1,213 1,192,261
(LIBOR USD 3 Month + 1.17%), 1.36%,
05/15/26
(a)
.................... 1,998 2,024,092
3.50%, 11/16/26 .................. 999 1,082,768
3.85%, 01/26/27 .................. 898 985,071
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 4,289 4,250,597
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 4,491 4,913,885
Huarong Finance 2019 Co. Ltd., 4.50%,
05/29/29 ...................... 300 316,219
Intercontinental Exchange, Inc.:
2.10%, 06/15/30 .................. 964 925,793
1.85%, 09/15/32 .................. 2,828 2,588,833
Moody's Corp., 3.25%, 01/15/28 ......... 898 964,373
Morgan Stanley:
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 2,076 2,190,012
3.13%, 07/27/26 .................. 929 999,864
3.63%, 01/20/27 .................. 1,380 1,514,207
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 2,754 3,002,371
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 4,156 4,545,584
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 11,464 13,126,399
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 5,532 5,628,967
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 2,701 2,932,596
Northern Trust Corp., 3.15%, 05/03/29 ..... 628 673,023
State Street Corp.:
(LIBOR USD 3 Month + 1.03%), 4.14%,
12/03/29
(a)
.................... 1,057 1,205,861
2.40%, 01/24/30 .................. 504 512,757
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(d)
.......................... 570 562,305
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(a)
.................... 703 724,747
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(d)
.......................... 4,115 4,519,875
4.13%, 09/24/25 .................. 5,401 5,994,861
4.13%, 04/15/26 .................. 2,416 2,695,933
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(a)
............... 4,194 4,132,956
123,282,070
Chemicals — 0.4%
Dow Chemical Co. (The):
9.00%, 04/01/21 .................. 915 915,000
3.63%, 05/15/26 .................. 768 843,046
2.10%, 11/15/30 .................. 3,607 3,476,800
1.13%, 03/15/32 .................. EUR 1,156 1,378,823
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. USD 3,602 4,070,813
Ecolab, Inc., 4.80%, 03/24/30 .......... 1,771 2,118,513
Equate Petrochemical BV, 4.25%, 11/03/26 .. 202 220,054
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 1,579 1,697,477

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
MEGlobal Canada ULC
(b)
:
5.00%, 05/18/25 .................. USD 700 $ 778,094
5.88%, 05/18/30 .................. 410 494,050
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 2,238 2,204,144
18,196,814
Commercial Services & Supplies — 0.3%
RELX Capital, Inc.:
3.50%, 03/16/23 .................. 2,239 2,358,313
4.00%, 03/18/29 .................. 2,571 2,835,953
3.00%, 05/22/30 .................. 3,694 3,831,230
Republic Services, Inc.:
3.95%, 05/15/28 .................. 9 10,044
2.30%, 03/01/30 .................. 1,586 1,575,475
Waste Management, Inc., 1.15%, 03/15/28 .. 3,421 3,240,772
13,851,787
Communications Equipment — 0.2%
Juniper Networks, Inc., 3.75%, 08/15/29 .... 962 1,037,772
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 5,164 5,857,560
5.50%, 09/01/44 .................. 1,168 1,416,093
8,311,425
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47 .. 2,089 2,058,292
Construction Materials — 0.0%
Inversiones CMPC SA, 4.38%, 05/15/23
(b)
... 200 210,375
Consumer Finance — 0.7%
AerCap Ireland Capital DAC:
3.50%, 01/15/25 .................. 299 313,542
1.75%, 01/30/26 .................. 306 297,207
4.45%, 04/03/26 .................. 1,150 1,245,054
Capital One Financial Corp., 3.90%, 01/29/24 3,415 3,692,224
Discover Financial Services, 4.50%, 01/30/26 424 478,084
General Motors Financial Co., Inc.:
3.55%, 07/08/22 .................. 5,097 5,279,903
5.20%, 03/20/23 .................. 4,472 4,849,839
3.70%, 05/09/23 .................. 2,616 2,755,312
5.10%, 01/17/24 .................. 2,023 2,237,196
4.00%, 01/15/25 .................. 2,900 3,150,068
2.75%, 06/20/25 .................. 2,538 2,649,426
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 1,650 1,699,649
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 2,477 2,688,588
31,336,092
Containers & Packaging — 0.0%
International Paper Co.:
5.00%, 09/15/35 .................. 393 474,448
6.00%, 11/15/41 .................. 403 546,641
4.80%, 06/15/44 .................. 416 498,323
1,519,412
Diversified Financial Services — 0.3%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 2,355 2,695,910
MDGH - GMTN BV
(b)
:
2.50%, 11/07/24 .................. 857 898,511
2.88%, 11/07/29 .................. 672 695,310
ORIX Corp., 2.90%, 07/18/22 .......... 941 969,554
Shell International Finance BV:
2.38%, 11/07/29 .................. 5,611 5,662,349
4.00%, 05/10/46 .................. 847 944,654
11,866,288
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.8%
AT&T, Inc.:
0.00%, 11/27/22
(b)(e)
................ USD 8,000 $ 7,930,778
3.90%, 03/11/24 .................. 2,239 2,423,782
4.45%, 04/01/24 .................. 3,162 3,468,254
1.70%, 03/25/26 .................. 2,419 2,418,151
2.30%, 06/01/27 .................. 2,222 2,270,904
1.65%, 02/01/28 .................. 4,809 4,658,823
4.35%, 03/01/29 .................. 1,949 2,204,667
4.30%, 02/15/30 .................. 1,400 1,576,080
2.75%, 06/01/31 .................. 993 989,015
2.25%, 02/01/32 .................. 4,741 4,509,345
2.55%, 12/01/33
(b)
................. 967 918,061
4.50%, 05/15/35 .................. 2,974 3,354,271
3.15%, 09/04/36 .................. EUR 385 540,258
2.60%, 05/19/38 .................. 1,050 1,388,670
5.15%, 03/15/42 .................. USD 414 500,030
3.10%, 02/01/43 .................. 520 485,192
3.50%, 09/15/53
(b)
................. 1,975 1,825,168
3.55%, 09/15/55
(b)
................. 3,019 2,762,706
3.65%, 09/15/59
(b)
................. 3,239 2,960,668
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 1,381 1,513,305
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 2,310 2,617,068
2.10%, 03/22/28 .................. 1,184 1,188,961
4.33%, 09/21/28 .................. 6,182 7,077,577
3.15%, 03/22/30 .................. 1,100 1,160,199
1.50%, 09/18/30 .................. 4,605 4,227,906
1.68%, 10/30/30
(b)
................. 5,415 5,023,692
2.55%, 03/21/31 .................. 605 604,451
4.50%, 08/10/33 .................. 1,358 1,577,345
4.27%, 01/15/36 .................. 8,078 9,130,433
2.65%, 11/20/40 .................. 529 483,427
4.86%, 08/21/46 .................. 1,349 1,618,322
2.88%, 11/20/50 .................. 541 480,831
3.55%, 03/22/51 .................. 741 739,960
3.70%, 03/22/61 .................. 2,014 1,990,069
86,618,369
Electric Utilities — 2.7%
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 2,458 2,719,586
Series H, 3.45%, 01/15/50 ........... 520 507,307
AEP Transmission Co. LLC:
3.80%, 06/15/49 .................. 618 668,986
3.15%, 09/15/49 .................. 1,683 1,643,702
Series M, 3.65%, 04/01/50 ........... 1,678 1,779,885
Alabama Power Co.:
Series A, 4.30%, 07/15/48 ........... 1,271 1,474,857
3.45%, 10/01/49 .................. 527 537,348
Baltimore Gas & Electric Co.:
3.50%, 08/15/46 .................. 1,218 1,243,691
3.75%, 08/15/47 .................. 557 595,785
4.25%, 09/15/48 .................. 831 963,935
3.20%, 09/15/49 .................. 1,036 1,005,971
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 1,020 1,020,296
3.95%, 03/01/48 .................. 448 497,160
Series AF, 3.35%, 04/01/51 .......... 1,685 1,694,297
Commonwealth Edison Co., 4.00%, 03/01/48 . 1,187 1,327,200
DTE Electric Co.:
4.30%, 07/01/44 .................. 2 2,296
Series A, 4.05%, 05/15/48 ........... 1,505 1,704,943
3.95%, 03/01/49 .................. 1,541 1,722,451
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 326 366,835

BlackRock Core Bond Portfolio
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.45%, 02/01/30 .................. USD 5,754 $ 5,791,674
3.88%, 03/15/46 .................. 942 1,016,703
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 450 499,052
2.50%, 12/01/29 .................. 11,482 11,709,166
Duke Energy Progress LLC, 3.45%, 03/15/29 . 4,144 4,504,512
Edison International:
2.40%, 09/15/22 .................. 38 38,751
3.13%, 11/15/22 .................. 8 8,268
4.95%, 04/15/25 .................. 2,198 2,453,440
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 1,581 1,780,384
Exelon Corp.:
5.10%, 06/15/45 .................. 312 386,807
4.45%, 04/15/46 .................. 1,076 1,233,460
FEL Energy VI SARL, 5.75%, 12/01/40 ..... 1,242 1,266,840
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(f)
.......... 1,839 1,976,925
2.65%, 03/01/30 .................. 2,240 2,130,114
Series B, 2.25%, 09/01/30 ........... 1,970 1,827,175
Series C, 3.40%, 03/01/50 ........... 411 359,625
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 5,908 6,404,266
5.45%, 07/15/44 .................. 267 308,481
4.55%, 04/01/49 .................. 3,044 3,210,058
Florida Power & Light Co.:
4.05%, 10/01/44 .................. 467 528,068
3.95%, 03/01/48 .................. 2,051 2,339,417
4.13%, 06/01/48 .................. 403 469,452
3.15%, 10/01/49 .................. 2,870 2,888,409
MidAmerican Energy Co.:
3.10%, 05/01/27 .................. 90 97,539
3.65%, 04/15/29 .................. 4,992 5,537,487
3.65%, 08/01/48 .................. 180 190,348
4.25%, 07/15/49 .................. 910 1,068,771
3.15%, 04/15/50 .................. 1,371 1,347,352
Northern States Power Co.:
2.25%, 04/01/31 .................. 870 868,925
4.00%, 08/15/45 .................. 669 751,515
2.90%, 03/01/50 .................. 1,200 1,146,289
2.60%, 06/01/51 .................. 547 489,825
3.20%, 04/01/52 .................. 540 541,363
NRG Energy, Inc.
(b)
:
2.45%, 12/02/27 .................. 2,793 2,776,151
4.45%, 06/15/29 .................. 433 471,921
NSTAR Electric Co., 3.95%, 04/01/30 ..... 751 843,906
Ohio Power Co.:
Series Q, 1.63%, 01/15/31 ........... 623 580,546
Series G, 6.60%, 02/15/33 ........... 812 1,088,284
4.00%, 06/01/49 .................. 983 1,097,664
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 3,698 4,101,278
3.80%, 09/30/47 .................. 565 608,240
3.80%, 06/01/49 .................. 968 1,052,420
5.35%, 10/01/52
(b)
................. 384 520,250
PECO Energy Co., 3.05%, 03/15/51 ...... 1,924 1,879,965
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 2,089 2,313,351
3.20%, 05/15/29 .................. 472 505,318
Southern California Edison Co.:
1.85%, 02/01/22 .................. 309 309,668
Series E, 3.70%, 08/01/25 ........... 1,286 1,404,500
Series 20C, 1.20%, 02/01/26 ......... 730 719,416
2.25%, 06/01/30 .................. 4,032 3,903,377
Series C, 4.13%, 03/01/48 ........... 30 31,435
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. USD 2,123 $ 2,066,917
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 835 909,106
Tampa Electric Co.:
4.45%, 06/15/49 .................. 892 1,036,228
3.45%, 03/15/51 .................. 508 512,765
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 3,808 4,086,074
Virginia Electric & Power Co.:
Series A, 3.80%, 04/01/28 ........... 879 970,687
6.35%, 11/30/37 .................. 661 920,897
4.00%, 01/15/43 .................. 1,210 1,343,338
Series B, 4.20%, 05/15/45 ........... 679 770,207
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
3,137 3,315,278
126,786,179
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 615 671,680
Entertainment — 0.2%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. 2,802 2,531,294
2.50%, 09/15/50 .................. 666 558,894
NBCUniversal Media LLC, 5.95%, 04/01/41 .. 861 1,209,667
Walt Disney Co. (The):
2.75%, 09/01/49 .................. 1,867 1,709,323
4.70%, 03/23/50 .................. 1,523 1,908,593
7,917,771
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.:
2.40%, 03/15/25 .................. 1,884 1,965,512
1.30%, 09/15/25 .................. 3,183 3,169,280
1.60%, 04/15/26 .................. 818 819,865
3.95%, 03/15/29 .................. 885 974,263
3.80%, 08/15/29 .................. 3,482 3,791,045
2.10%, 06/15/30 .................. 785 747,001
Boston Properties LP, 3.13%, 09/01/23 ..... 2,150 2,263,373
CC Holdings GS V LLC, 3.85%, 04/15/23 ... 463 492,973
Crown Castle International Corp.:
1.35%, 07/15/25 .................. 1,864 1,860,098
1.05%, 07/15/26 .................. 2,300 2,226,922
3.10%, 11/15/29 .................. 4,449 4,592,252
3.30%, 07/01/30 .................. 1,993 2,086,164
2.25%, 01/15/31 .................. 2,420 2,325,977
5.20%, 02/15/49 .................. 462 564,561
Digital Dutch Finco BV:
1.50%, 03/15/30 .................. EUR 1,950 2,409,660
1.00%, 01/15/32 .................. 1,070 1,243,647
Duke Realty LP, 1.75%, 02/01/31 ........ USD 3,245 3,014,184
Equinix, Inc.:
1.25%, 07/15/25 .................. 601 595,966
1.00%, 09/15/25 .................. 3,463 3,400,456
GLP Capital LP:
5.25%, 06/01/25 .................. 2,013 2,256,734
4.00%, 01/15/30 .................. 2,170 2,257,343
4.00%, 01/15/31 .................. 2,571 2,657,064
National Retail Properties, Inc.:
2.50%, 04/15/30 .................. 1,554 1,523,802
3.50%, 04/15/51 .................. 1,224 1,201,968
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 1,560 1,775,865
Realty Income Corp., 3.25%, 01/15/31 ..... USD 1,331 1,404,971
Service Properties Trust, 4.35%, 10/01/24 ... 990 984,196
Trust Fibra Uno
(b)
:
5.25%, 01/30/26 .................. 660 726,825
6.95%, 01/30/44 .................. 1,074 1,246,176

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
6.39%, 01/15/50 .................. USD 312 $ 343,590
54,921,733
Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 3,065 3,326,700
Food Products — 0.1%
Campbell Soup Co., 8.88%, 05/01/21 ..... 560 563,440
Mondelez International, Inc., 2.75%, 04/13/30 1,811 1,848,917
2,412,357
Gas Utilities — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 684 759,256
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 5,245 4,815,442
ONE Gas, Inc., 2.00%, 05/15/30 ......... 480 453,961
Piedmont Natural Gas Co., Inc.:
2.50%, 03/15/31 .................. 1,045 1,034,257
3.64%, 11/01/46 .................. 92 93,256
Promigas SA ESP:
3.75%, 10/16/29 .................. 936 946,530
3.75%, 10/16/29
(b)
................. 600 606,750
8,709,452
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30 ... 1,733 1,749,075
DH Europe Finance II SARL, 1.80%, 09/18/49 EUR 800 992,592
Medtronic Global Holdings SCA:
1.50%, 07/02/39 .................. 785 957,901
1.38%, 10/15/40 .................. 528 628,964
1.75%, 07/02/49 .................. 800 990,177
5,318,709
Health Care Providers & Services — 1.3%
Aetna, Inc.:
4.50%, 05/15/42 .................. USD 745 848,781
4.75%, 03/15/44 .................. 29 33,944
Anthem, Inc.:
3.65%, 12/01/27 .................. 774 854,132
4.10%, 03/01/28 .................. 1,514 1,702,764
3.60%, 03/15/51 .................. 1,273 1,317,690
Centene Corp., 3.00%, 10/15/30 ......... 3,317 3,311,494
Cigna Corp.:
3.40%, 03/01/27 .................. 235 255,149
4.38%, 10/15/28 .................. 6,084 6,960,508
CVS Health Corp.:
3.25%, 08/15/29 .................. 6,740 7,124,141
3.75%, 04/01/30 .................. 6,477 7,065,529
5.13%, 07/20/45 .................. 2,343 2,868,420
HCA, Inc.:
4.75%, 05/01/23 .................. 6,120 6,596,395
5.00%, 03/15/24 .................. 5,312 5,910,416
5.25%, 04/15/25 .................. 3,462 3,953,283
5.25%, 06/15/26 .................. 3,682 4,231,937
Humana, Inc.:
3.13%, 08/15/29 .................. 994 1,036,814
4.88%, 04/01/30 .................. 824 968,349
UnitedHealth Group, Inc.:
3.38%, 04/15/27 .................. 710 779,124
2.95%, 10/15/27 .................. 1,364 1,464,131
3.85%, 06/15/28 .................. 1,059 1,188,848
6.88%, 02/15/38 .................. 333 501,643
4.63%, 11/15/41 .................. 2,199 2,718,804
4.20%, 01/15/47 .................. 1,419 1,666,338
63,358,634
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.2%
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... USD 1,145 $ 1,123,757
McDonald's Corp.:
2.63%, 09/01/29 .................. 2,176 2,231,596
2.13%, 03/01/30 .................. 871 850,413
3.60%, 07/01/30 .................. 924 1,007,860
4.45%, 03/01/47 .................. 918 1,066,914
4.45%, 09/01/48 .................. 990 1,154,484
4.20%, 04/01/50 .................. 15 17,036
Starbucks Corp.:
2.25%, 03/12/30 .................. 2,010 1,977,042
2.55%, 11/15/30 .................. 1,440 1,442,855
10,871,957
Household Durables — 0.1%
Lennar Corp., 4.13%, 01/15/22 ......... 3,020 3,066,810
PulteGroup, Inc., 5.50%, 03/01/26 ........ 866 1,010,427
4,077,237
Household Products — 0.0%
Clorox Co. (The), 1.80%, 05/15/30 ....... 497 472,843
Independent Power and Renewable Electricity Producers — 0.0%
Colbun SA, 3.15%, 03/06/30
(b)
.......... 200 204,625
Industrial Conglomerates — 0.2%
General Electric Co.:
5.88%, 01/14/38 .................. 4,002 5,178,855
4.25%, 05/01/40 .................. 685 751,865
4.13%, 10/09/42 .................. 434 465,363
Roper Technologies, Inc., 2.95%, 09/15/29 .. 741 771,670
7,167,753
Insurance — 0.4%
American International Group, Inc.:
3.40%, 06/30/30 .................. 3,105 3,300,487
4.50%, 07/16/44 .................. 1,729 1,957,601
Aon Corp.:
3.75%, 05/02/29 .................. 938 1,032,084
2.80%, 05/15/30 .................. 5,662 5,785,942
Hartford Financial Services Group, Inc. (The),
5.95%, 10/15/36 ................. 721 940,859
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 .................. EUR 1,005 1,248,408
1.98%, 03/21/30 .................. 1,422 1,866,638
2.25%, 11/15/30 .................. USD 1,932 1,896,972
18,028,991
Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24 ........... 755 828,456
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 . 1,170 1,266,630
Amazon.com, Inc., 3.88%, 08/22/37 ...... 1,108 1,269,526
Booking Holdings, Inc.:
4.10%, 04/13/25 .................. 2,377 2,648,634
4.63%, 04/13/30 .................. 678 789,772
Expedia Group, Inc., 3.25%, 02/15/30 ..... 913 918,885
6,893,447
IT Services — 0.9%
Fidelity National Information Services, Inc.:
1.00%, 12/03/28 .................. EUR 2,550 3,072,944
2.95%, 05/21/39 .................. 1,169 1,655,482
Fiserv, Inc.:
3.50%, 07/01/29 .................. USD 7,950 8,574,864
2.65%, 06/01/30 .................. 2,875 2,895,481
Global Payments, Inc.:
4.80%, 04/01/26 .................. 3,096 3,540,337
3.20%, 08/15/29 .................. 2,895 3,049,047

BlackRock Core Bond Portfolio
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
International Business Machines Corp.:
3.30%, 05/15/26 .................. USD 4,346 $ 4,733,655
3.50%, 05/15/29 .................. 5,715 6,217,068
1.95%, 05/15/30 .................. 2,235 2,163,483
Mastercard, Inc., 2.95%, 06/01/29 ........ 1,996 2,140,262
PayPal Holdings, Inc.:
2.40%, 10/01/24 .................. 917 963,574
1.65%, 06/01/25 .................. 465 473,558
2.65%, 10/01/26 .................. 932 986,182
Visa, Inc.:
4.15%, 12/14/35 .................. 2,192 2,591,721
2.70%, 04/15/40 .................. 1,255 1,229,061
44,286,719
Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22 .......... 3,267 3,369,788
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 2,061 2,203,215
2.75%, 09/15/29 .................. 820 839,567
2.10%, 06/04/30 .................. 1,484 1,451,734
Thermo Fisher Scientific, Inc.:
3.65%, 12/15/25 .................. 732 804,563
4.50%, 03/25/30 .................. 1,943 2,262,105
1.88%, 10/01/49 .................. EUR 1,600 1,982,677
9,543,861
Machinery — 0.1%
CNH Industrial Capital LLC, 1.95%, 07/02/23 . USD 463 475,443
Otis Worldwide Corp., 2.57%, 02/15/30 .... 1,834 1,847,197
Parker-Hannifin Corp., 2.70%, 06/14/24 .... 944 1,000,947
3,323,587
Media — 1.2%
Charter Communications Operating LLC:
6.48%, 10/23/45 .................. 5,099 6,638,956
5.38%, 05/01/47 .................. 3,700 4,294,967
4.80%, 03/01/50 .................. 472 506,322
3.70%, 04/01/51 .................. 817 764,144
3.85%, 04/01/61 .................. 794 727,899
Comcast Corp.:
2.35%, 01/15/27 .................. 3,132 3,269,320
2.65%, 02/01/30 .................. 5,485 5,614,884
3.40%, 04/01/30 .................. 2,854 3,090,098
4.25%, 10/15/30 .................. 685 787,085
1.95%, 01/15/31 .................. 7,686 7,402,410
4.60%, 10/15/38 .................. 1,141 1,377,288
3.25%, 11/01/39 .................. 947 975,546
4.60%, 08/15/45 .................. 432 522,279
3.40%, 07/15/46 .................. 1,090 1,127,114
3.45%, 02/01/50 .................. 810 836,782
2.45%, 08/15/52 .................. 3,192 2,729,319
2.65%, 08/15/62 .................. 977 828,938
Cox Communications, Inc.
(b)
:
3.25%, 12/15/22 .................. 675 705,618
3.15%, 08/15/24 .................. 6,692 7,145,322
Discovery Communications LLC:
1.90%, 03/19/27 .................. EUR 2,645 3,329,488
3.63%, 05/15/30 .................. USD 234 250,410
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ...................... 797 781,750
Omnicom Group, Inc., 2.45%, 04/30/30 .... 611 604,412
Time Warner Cable LLC, 5.88%, 11/15/40 ... 994 1,234,392
ViacomCBS, Inc.:
4.38%, 03/15/43 .................. 679 732,685
Security
Par (000)
Par (000) Value
Media (continued)
5.85%, 09/01/43 .................. USD 1,497 $ 1,911,981
58,189,409
Metals & Mining — 0.3%
Anglo American Capital plc, 5.63%, 04/01/30
(b)
1,911 2,283,540
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 234 234,512
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 973 955,972
Glencore Funding LLC, 2.50%, 09/01/30
(b)
... 3,259 3,133,967
Newmont Corp., 2.25%, 10/01/30 ........ 2,168 2,111,929
Nucor Corp., 3.95%, 05/01/28 .......... 933 1,039,360
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 845 893,580
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 1,435 1,492,257
12,145,117
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 430 474,601
3.25%, 03/15/50 .................. 1,389 1,395,023
Consumers Energy Co.:
3.80%, 11/15/28 .................. 81 90,142
4.05%, 05/15/48 .................. 625 717,833
4.35%, 04/15/49 .................. 463 553,987
3.75%, 02/15/50 .................. 1,096 1,208,985
3.10%, 08/15/50 .................. 734 722,104
3.50%, 08/01/51 .................. 1,199 1,262,005
6,424,680
Oil, Gas & Consumable Fuels — 2.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 9 9,949
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 1,163 1,261,625
3.22%, 04/14/24 .................. 439 471,254
3.19%, 04/06/25 .................. 1,585 1,705,543
3.41%, 02/11/26 .................. 485 527,307
3.54%, 04/06/27 .................. 518 566,965
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 3,606 3,705,721
3.40%, 01/15/38 .................. 717 723,038
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24 .................. 2,820 3,245,882
5.88%, 03/31/25 .................. 778 886,578
5.13%, 06/30/27 .................. 6,196 7,085,862
Chevron USA, Inc.:
4.95%, 08/15/47 .................. 917 1,152,920
2.34%, 08/12/50 .................. 581 482,868
Diamondback Energy, Inc., 3.50%, 12/01/29 . 3,561 3,695,779
Enbridge Energy Partners LP, 7.38%, 10/15/45 5 7,074
Energen Corp., 4.63%, 09/01/21 ......... 950 955,639
Energy Transfer Operating LP:
3.60%, 02/01/23 .................. 1,257 1,309,050
4.20%, 09/15/23 .................. 570 610,400
4.50%, 04/15/24 .................. 2,296 2,503,924
2.90%, 05/15/25 .................. 6,428 6,689,093
6.63%, 10/15/36 .................. 396 485,726
7.50%, 07/01/38 .................. 16 21,117
6.50%, 02/01/42 .................. 685 816,887
5.15%, 02/01/43 .................. 537 548,548
Enterprise Products Operating LLC:
3.13%, 07/31/29 .................. 3,431 3,618,201
2.80%, 01/31/30 .................. 1,282 1,323,626
EOG Resources, Inc., 4.15%, 01/15/26 .... 1,957 2,197,938
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 2,120 2,458,528
Galaxy Pipeline Assets Bidco Ltd.
(b)
:
2.16%, 03/31/34 .................. USD 910 882,746
2.94%, 09/30/40 .................. 995 961,667

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... USD 290 $ 296,815
Kinder Morgan Energy Partners LP:
6.55%, 09/15/40 .................. 578 751,120
5.00%, 03/01/43 .................. 568 640,136
Marathon Petroleum Corp., 5.00%, 09/15/54 . 1,003 1,061,572
MPLX LP:
4.88%, 12/01/24 .................. 718 805,888
1.75%, 03/01/26 .................. 1,482 1,484,263
2.65%, 08/15/30 .................. 3,880 3,802,229
NGPL PipeCo LLC
(b)
:
4.38%, 08/15/22 .................. 3,673 3,812,583
4.88%, 08/15/27 .................. 2,939 3,285,377
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 5,629 6,306,141
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 1,275 1,346,719
Pioneer Natural Resources Co., 1.90%,
08/15/30 ...................... 1,020 946,625
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(f)
................. 1,205 1,306,741
5.75%, 05/15/24 .................. 7,918 8,934,252
5.63%, 03/01/25 .................. 10,165 11,622,864
5.88%, 06/30/26 .................. 2,204 2,581,914
5.00%, 03/15/27 .................. 1,120 1,274,837
4.20%, 03/15/28 .................. 1,017 1,115,729
Santos Finance Ltd., 5.25%, 03/13/29 ..... 600 656,776
Suncor Energy, Inc., 6.50%, 06/15/38 ..... 902 1,205,245
Sunoco Logistics Partners Operations LP:
5.95%, 12/01/25 .................. 685 797,628
6.85%, 02/15/40 .................. 562 675,954
6.10%, 02/15/42 .................. 541 609,231
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 3,391 3,586,700
TransCanada PipeLines Ltd., 4.63%, 03/01/34 862 972,892
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 3,912 4,951,081
4.00%, 03/15/28 .................. 3,422 3,799,351
3.95%, 05/15/50 .................. 466 476,358
Williams Cos., Inc. (The):
Series A, 7.50%, 01/15/31 ........... 495 655,565
7.75%, 06/15/31 .................. 374 492,859
121,166,900
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
2.10%, 04/30/27
(b)
................. 776 788,973
7.75%, 11/15/29 .................. 300 422,126
2.30%, 04/30/30
(b)
................. 1,784 1,777,175
8.88%, 05/15/31 .................. 165 252,367
Suzano Austria GmbH, 3.75%, 01/15/31 .... 570 588,468
3,829,109
Pharmaceuticals — 0.4%
AstraZeneca plc, 1.38%, 08/06/30 ........ 3,787 3,473,525
Bayer AG, 1.13%, 01/06/30 ............ EUR 900 1,083,783
Eli Lilly & Co., 1.70%, 11/01/49 ......... 800 1,021,530
Johnson & Johnson, 3.50%, 01/15/48 ..... USD 596 654,627
Merck & Co., Inc.:
3.40%, 03/07/29 .................. 541 597,338
2.45%, 06/24/50 .................. 755 665,856
Pfizer, Inc.:
2.63%, 04/01/30 .................. 1,654 1,716,915
1.70%, 05/28/30 .................. 2,555 2,469,037
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 495 533,292
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28 .................. 800 946,774
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.05%, 03/31/30 .................. USD 2,985 $ 2,876,908
2.00%, 07/09/40 .................. EUR 2,215 2,777,295
18,816,880
Professional Services — 0.0%
Equifax, Inc., 3.10%, 05/15/30 .......... USD 455 472,286
Real Estate Management & Development — 0.0%
Celulosa Arauco y Constitucion SA, 4.25%,
04/30/29
(b)
..................... 200 217,410
MAF Global Securities Ltd., 4.75%, 05/07/24 . 232 252,227
469,637
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40 .................. 1,030 1,378,691
5.05%, 03/01/41 .................. 5 6,280
4.45%, 03/15/43 .................. 406 479,252
3.30%, 09/15/51 .................. 2,600 2,607,873
CSX Corp.:
2.40%, 02/15/30 .................. 1,756 1,765,727
4.30%, 03/01/48 .................. 1,496 1,705,232
3.35%, 09/15/49 .................. 672 659,578
4.25%, 11/01/66 .................. 408 463,556
DAE Funding LLC, 2.63%, 03/20/25
(b)
..... 850 854,781
ENA Master Trust, 4.00%, 05/19/48
(b)
...... 323 325,826
Norfolk Southern Corp.:
3.65%, 08/01/25 .................. 1,005 1,099,659
2.90%, 06/15/26 .................. 1,742 1,866,056
4.45%, 06/15/45 .................. 23 26,725
3.40%, 11/01/49 .................. 842 837,059
4.05%, 08/15/52 .................. 709 781,682
3.16%, 05/15/55 .................. 511 475,005
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 1,550 1,646,758
2.70%, 03/14/23 .................. 1,487 1,542,209
2.70%, 11/01/24 .................. 710 747,484
4.00%, 07/15/25 .................. 1,555 1,707,025
1.20%, 11/15/25 .................. 1,773 1,741,579
Ryder System, Inc.:
2.50%, 09/01/24 .................. 1,717 1,799,078
4.63%, 06/01/25 .................. 3,096 3,488,910
3.35%, 09/01/25 .................. 999 1,078,741
Union Pacific Corp.:
3.25%, 01/15/25 .................. 1,330 1,425,583
2.75%, 03/01/26 .................. 1,178 1,247,716
3.95%, 08/15/59 .................. 510 549,071
3.84%, 03/20/60 .................. 2,355 2,502,887
2.97%, 09/16/62
(b)
................. 543 483,462
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,334 1,443,798
36,737,283
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc., 2.75%, 06/01/50 .... 984 913,136
Broadcom Corp., 3.88%, 01/15/27 ....... 3,281 3,562,854
Broadcom, Inc.:
3.15%, 11/15/25 .................. 1,154 1,229,971
4.75%, 04/15/29 .................. 1,038 1,167,106
5.00%, 04/15/30 .................. 2,752 3,136,499
4.15%, 11/15/30 .................. 2,138 2,307,672
4.30%, 11/15/32 .................. 1,485 1,616,774
2.60%, 02/15/33
(b)
................. 1,948 1,814,632
3.42%, 04/15/33
(b)
................. 8,137 8,160,304
3.47%, 04/15/34
(b)
................. 3,658 3,670,507
Intel Corp., 3.73%, 12/08/47 ........... 2,636 2,839,478

BlackRock Core Bond Portfolio
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.:
4.10%, 03/15/29 .................. USD 3,672 $ 4,128,204
3.30%, 03/01/50 .................. 3,001 2,882,432
Lam Research Corp.:
3.75%, 03/15/26 .................. 5,152 5,710,458
4.88%, 03/15/49 .................. 1,602 2,064,216
2.88%, 06/15/50 .................. 497 473,761
NVIDIA Corp.:
3.20%, 09/16/26 .................. 1,234 1,346,108
2.85%, 04/01/30 .................. 2,320 2,436,465
3.50%, 04/01/50 .................. 971 1,025,575
NXP BV
(b)
:
4.30%, 06/18/29 .................. 9,501 10,626,193
3.40%, 05/01/30 .................. 1,493 1,576,538
QUALCOMM, Inc.:
4.80%, 05/20/45 .................. 400 502,445
4.30%, 05/20/47 .................. 1,913 2,252,070
3.25%, 05/20/50 .................. 473 479,993
65,923,391
Software — 0.8%
Autodesk, Inc., 3.50%, 06/15/27 ......... 5,221 5,709,175
Citrix Systems, Inc.:
4.50%, 12/01/27 .................. 2,695 3,069,057
3.30%, 03/01/30 .................. 1,695 1,743,365
Microsoft Corp.:
2.53%, 06/01/50 .................. 2,257 2,055,164
2.92%, 03/17/52 .................. 3,292 3,242,793
Oracle Corp.:
3.90%, 05/15/35 .................. 2,544 2,749,597
3.80%, 11/15/37 .................. 3,208 3,331,822
3.60%, 04/01/40 .................. 4,529 4,548,560
3.65%, 03/25/41 .................. 4,332 4,383,694
4.13%, 05/15/45 .................. 4,955 5,184,856
4.00%, 07/15/46 .................. 1,339 1,378,489
4.10%, 03/25/61 .................. 1,864 1,928,944
39,325,516
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 4,605 4,882,308
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 635 633,809
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 3,177 3,514,894
2.50%, 04/15/26 .................. 820 862,807
1.30%, 04/15/28 .................. 904 858,958
3.65%, 04/05/29 .................. 969 1,060,663
2.63%, 04/01/31 .................. 520 521,481
12,334,920
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.85%, 05/04/43 .................. 2,797 3,163,424
4.65%, 02/23/46 .................. 867 1,078,032
2.55%, 08/20/60 .................. 2,713 2,334,416
Dell International LLC
(b)
:
4.90%, 10/01/26 .................. 2,171 2,462,984
8.35%, 07/15/46 .................. 550 836,766
Hewlett Packard Enterprise Co.:
4.65%, 10/01/24 .................. 3,632 4,054,414
1.75%, 04/01/26 .................. 840 840,077
HP, Inc., 6.00%, 09/15/41 ............. 449 565,638
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 1,207 1,229,963
16,565,714
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)
........... 3,921 3,976,105
Security
Par (000)
Par (000) Value
Tobacco — 0.7%
Altria Group, Inc.:
4.40%, 02/14/26 .................. USD 1,820 $ 2,052,319
2.20%, 06/15/27 .................. EUR 944 1,194,362
3.40%, 05/06/30 .................. USD 1,187 1,241,883
3.13%, 06/15/31 .................. EUR 2,880 3,887,907
2.45%, 02/04/32 .................. USD 1,933 1,846,750
5.80%, 02/14/39 .................. 2,359 2,878,639
6.20%, 02/14/59 .................. 563 685,808
BAT Capital Corp.:
3.22%, 08/15/24 .................. 2,097 2,234,067
3.22%, 09/06/26 .................. 1,075 1,135,396
2.73%, 03/25/31 .................. 6,444 6,232,159
4.54%, 08/15/47 .................. 597 601,112
4.76%, 09/06/49 .................. 502 515,698
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 2,600 2,907,966
Reynolds American, Inc., 4.45%, 06/12/25 ... USD 3,091 3,429,895
30,843,961
Trading Companies & Distributors — 0.0%
United Rentals North America, Inc., 3.88%,
11/15/27 ...................... 1,880 1,948,150
Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 3.91%, 05/31/23 ... 741 779,495
Wireless Telecommunication Services — 0.6%
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 305 338,741
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(f)
511 514,958
T-Mobile USA, Inc.
(b)
:
3.75%, 04/15/27 .................. 5,987 6,544,749
3.88%, 04/15/30 .................. 12,566 13,638,634
VEON Holdings BV, 3.38%, 11/25/27
(b)
..... 776 761,217
Vodafone Group plc:
5.25%, 05/30/48 .................. 3,672 4,584,267
4.25%, 09/17/50 .................. 534 588,294
26,970,860
Total Corporate Bonds — 34.9%
(Cost: $1,641,758,211) ............................ 1,645,933,233
Foreign Agency Obligations — 0.3%
Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26 .................. 2,553 2,853,310
6.88%, 04/29/30 .................. 1,409 1,706,651
Empresas Publicas de Medellin ESP, 4.38%
,
02/15/31
(b)
...................... 311 311,622
4,871,583
Mexico — 0.2%
Petroleos Mexicanos:
6.88%, 10/16/25 .................. 1,369 1,477,836
6.84%, 01/23/30 .................. 2,796 2,827,175
6.38%, 01/23/45 .................. 1,520 1,261,600
5.63%, 01/23/46 .................. 333 264,685
6.35%, 02/12/48 .................. 319 262,776
7.69%, 01/23/50 .................. 1,097 1,013,628
6.95%, 01/28/60 .................. 1,221 1,042,429
8,150,129
Morocco — 0.0%
OCP SA, 4.50%
,
10/22/25 .............. 270 285,103
Total Foreign Agency Obligations — 0.3%
(Cost: $12,801,582) ............................... 13,306,815

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Foreign Government Obligations — 5.5%
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... USD 200 $ 216,000
China — 3.9%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 516,480 75,432,128
2.41%, 06/19/25 .................. 137,240 20,424,026
2.85%, 06/04/27 .................. 98,600 14,723,353
3.29%, 05/23/29 .................. 25,330 3,868,429
2.68%, 05/21/30 .................. 498,560 72,497,512
186,945,448
Colombia — 0.3%
Republic of Colombia:
3.88%, 04/25/27 .................. USD 4,080 4,361,775
4.50%, 03/15/29 .................. 2,500 2,730,469
3.13%, 04/15/31 .................. 2,744 2,685,690
5.20%, 05/15/49 .................. 2,736 3,009,600
12,787,534
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 2,860 3,244,312
Indonesia — 0.2%
Republic of Indonesia:
4.10%, 04/24/28 .................. 3,006 3,324,448
2.85%, 02/14/30 .................. 1,500 1,527,188
6.50%, 02/15/31 .................. IDR 21,445,000 1,449,880
7.50%, 06/15/35 .................. 24,651,000 1,735,598
7.38%, 05/15/48 .................. 12,230,000 820,788
8,857,902
Mexico — 0.3%
United Mexican States:
2.66%, 05/24/31 .................. USD 9,845 9,337,367
4.50%, 01/31/50 .................. 5,242 5,296,058
14,633,425
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 488 495,320
Republic of Panama:
3.88%, 03/17/28 .................. 5,319 5,797,710
3.16%, 01/23/30 .................. 641 666,239
2.25%, 09/29/32 .................. 1,282 1,214,295
8,173,564
Peru — 0.1%
Republic of Peru, 4.13%
,
08/25/27 ........ 2,903 3,245,917
Philippines — 0.1%
Republic of Philippines, 3.00%
,
02/01/28 .... 6,085 6,440,546
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
1,079 1,080,012
Russia — 0.2%
Russian Federation:
7.75%, 09/16/26 .................. RUB 347,353 4,820,815
7.65%, 04/10/30 .................. 245,846 3,407,053
8.50%, 09/17/31 .................. 38,402 564,475
8,792,343
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. USD 2,689 3,054,060
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.10%, 06/18/50 .................. USD 680 $ 841,288
3,895,348
Total Foreign Government Obligations — 5.5%
(Cost: $252,985,083) .............................. 258,312,351
Municipal Bonds — 0.6%
California - 0.4%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 1,435 2,363,875
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 980 1,536,385
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 1,870 2,643,208
State of California:
Series 2018, GO, 4.60%, 04/01/38 ...... 4,110 4,712,608
Series 2009, GO, 7.55%, 04/01/39 ...... 1,105 1,790,210
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 334 420,215
13,466,501
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 515 738,165
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 3,525 3,967,211
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 275 294,245
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 496 780,823
New York - 0.1%
Metropolitan Transportation Authority:
Series 2010A, RB, 6.67%, 11/15/39 ..... 200 270,854
Series 2010E, RB, 6.81%, 11/15/40 ..... 610 834,346
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 330 479,200
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 320 409,834
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 1,665 2,129,552
4,123,786
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 570 994,279
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 815 1,136,860
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 920 1,306,501
2,443,361
Total Municipal Bonds — 0.6%
(Cost: $24,014,275) ............................... 26,808,371

BlackRock Core Bond Portfolio
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 4.1%
Collateralized Mortgage Obligations — 0.8%
Angel Oak Mortgage Trust
(a)(b)
:
Series 2020-3, Class A3, 2.87%, 04/25/65 . USD 1,837 $ 1,873,882
Series 2020-3, Class M1, 3.81%, 04/25/65 . 880 926,003
Series 2020-4, Class A3, 2.81%, 06/25/65 . 785 797,153
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
....... 1,257 1,271,465
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 0.65%, 02/25/35
(a)
........... 244 238,715
COLT Mortgage Loan Trust, Series 2020-3,
Class A3, 2.38%, 04/27/65
(a)(b)
......... 724 732,553
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, (LIBOR USD
1 Month + 0.00%), 3.39%, 04/25/65
(a)(b)
... 1,020 1,034,843
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
..... 2,000 2,049,430
Homeward Opportunities Fund I Trust
(a)(b)
:
Series 2020-2, Class A2, 2.63%, 05/25/65 . 1,733 1,773,839
Series 2020-2, Class A3, 3.20%, 05/25/65 . 1,237 1,264,753
Imperial Fund Mortgage Trust, Series 2020-
NQM1, Class A3, 2.05%, 10/25/55
(a)(b)
.... 1,943 1,949,221
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
................ 1,170 1,189,597
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.46%, 04/16/36
(a)(b)
......... 2,785 2,567,714
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.89%,
11/25/34
(a)
...................... 359 360,132
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 343 363,653
Residential Mortgage Loan Trust
(a)(b)
:
Series 2020-2, Class A2, 2.51%, 05/25/60 . 1,500 1,538,453
Series 2020-2, Class M1, 3.57%, 05/25/60 . 1,680 1,731,148
Station Place Securitization Trust
(a)(b)
:
Series 2021-WL1, Class E, (LIBOR USD 1
Month + 2.00%), 2.11%, 01/26/54 .... 1,500 1,499,527
Series 2021-WL1, Class F, (LIBOR USD 1
Month + 2.50%), 2.61%, 01/26/54 .... 400 399,875
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. 165 164,751
Verus Securitization Trust
(b)
:
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... 3,000 3,051,285
Series 2020-4, Class A3, 2.32%, 05/25/65
(f)
1,650 1,676,872
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 685,301
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,704,879
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
.................... 902 933,751
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
.................... 1,000 1,037,362
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
..................... 2,000 2,109,835
Vista Point Securitization Trust
(a)(b)
:
Series 2020-1, Class A1, 1.76%, 03/25/65 . 2,402 2,429,346
Series 2020-2, Class A3, 2.50%, 04/25/65 . 1,706 1,725,938
39,081,276
Commercial Mortgage-Backed Securities — 2.9%
1211 Avenue of the Americas Trust
(a)(b)
:
Series 2015-1211, Class C, 4.14%, 08/10/35 100 105,998
Series 2015-1211, Class D, 4.14%, 08/10/35 1,401 1,456,001
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month +
1.54%), 1.64%, 09/15/34
(a)(b)
.......... USD 640 $ 639,222
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.21%,
04/15/34
(a)(b)
..................... 587 587,177
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.01%, 12/13/29
(a)(b)
.............. 2,390 2,388,466
Arbor Multifamily Mortgage Securities Trust
(b)
:
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 920,766
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 491,152
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ 174 170,746
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
2.06%, 12/15/36
(a)(b)
................ 4,050 3,867,104
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.11%, 11/15/33 ..... 1,480 1,444,723
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.61%, 11/15/32 .... 1,450 1,252,118
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/32 ..... 1,490 1,231,500
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 1.46%, 09/15/34 .... 1,000 992,558
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 830 819,688
BANK:
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 251 260,753
Series 2020-BN28, Class D, 2.50%,
03/15/63
(b)
.................... 767 675,259
Series 2021-BN32, Class A5, 2.64%,
04/15/54 ..................... 1,710 1,741,579
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.59%, 11/25/35 .... 279 263,112
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.56%, 01/25/36 .... 2,053 1,947,184
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.23%), 0.34%, 12/25/36 .... 471 449,606
BBCMS Mortgage Trust:
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 2,166,445
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 0.83%, 03/15/37
(a)(b)
.. 232 229,678
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.55%, 03/15/37
(a)(b)
.. 600 585,188
Series 2019-BWAY, Class D, (LIBOR USD 1
Month + 2.16%), 2.27%, 11/15/34
(a)(b)
.. 233 229,597
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 1,039 1,104,806
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 260 213,268
Bear Stearns Commercial Mortgage Securities
Trust
(a)
:
Series 2005-PWR7, Class B, 4.96%,
02/11/41 ..................... 86 85,376
Series 2007-T26, Class AM, 5.43%,
01/12/45 ..................... 174 172,958
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51
(a)
(b)
.......................... 130 116,899
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,239,850

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-B10, Class 3CCA, 3.90%,
03/15/62
(a)(b)
................... USD 823 $ 858,081
Series 2020-B16, Class C, 3.54%,
02/15/53
(a)
.................... 126 126,709
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
.................... 14 11,804
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 419 448,705
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,946,932
Series 2013-1515, Class E, 3.72%, 03/10/33 100 103,225
BX Commercial Mortgage Trust
(b)
:
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36
(a)
... 3,988 3,987,766
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.................... 1,660 1,741,525
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,856 3,911,981
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 71 74,188
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
.................... 1,832 1,902,838
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 210 219,680
Series 2017-GM, Class D, 3.42%, 06/13/39 140 143,352
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.86%, 12/15/37
(a)(b)
.......... 815 814,744
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 739 758,979
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 280 307,302
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 477,977
Series 2018-CD7, Class C, 4.85%,
08/15/51
(a)
.................... 4,250 4,614,234
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 120,906
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 410 427,966
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 840 877,123
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 1.61%, 06/15/34
(a)(b)
.......... 1,605 1,584,957
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.52%,
05/10/35
(a)(b)
................... 245 250,111
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 120 128,277
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 255,374
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 110 100,806
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
121 126,150
Series 2016-P3, Class D, 2.80%, 04/15/49
(a)
(b)
.......................... 29 19,911
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 316,141
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 526,498
Series 2019-C7, Class A4, 3.10%, 12/15/72 260 275,113
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
.................... 1,800 1,869,790
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through
Certificates, Series 2021-LBA, Class A,
(LIBOR USD 1 Month + 0.69%), 0.84%,
03/15/38
(a)(b)
..................... USD 4,430 $ 4,423,055
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.43%,
02/10/28
(a)(b)
................... 490 446,325
Series 2014-CR15, Class C, 4.74%,
02/10/47
(a)
.................... 853 920,401
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 124 132,293
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 302 321,652
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 75 72,240
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ..................... 200 219,889
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 440 423,217
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 929 834,062
Credit Suisse Mortgage Capital Certificates
(a)(b)
:
Series 2019-ICE4, Class B, (LIBOR USD 1
Month + 1.23%), 1.34%, 05/15/36 .... 4,240 4,242,656
Series 2020-NET, Class D, 3.70%, 08/15/37 600 611,455
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 291,497
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 555,148
Series 2016-C5, Class C, 4.63%, 11/15/48
(a)
1,410 1,506,601
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
.................... 90 101,265
Series 2018-CX12, Class C, 4.76%,
08/15/51
(a)
.................... 120 122,761
Series 2019-C15, Class A4, 4.05%, 03/15/52 870 970,695
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
.................... 649 654,554
Series 2019-C17, Class C, 3.93%, 09/15/52 672 666,714
Series 2019-C17, Class D, 2.50%,
09/15/52
(b)
.................... 332 278,993
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... 2,849 2,548,772
Series 2020-C19, Class A3, 2.56%, 03/15/53 1,415 1,425,966
CSMC Trust
(b)
:
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
.................... 370 389,313
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 12/15/30
(a)
... 530 526,378
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 232,304
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.83%), 0.94%,
06/15/33
(a)(b)
..................... 610 609,253
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 258,051
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 1,080 1,151,302
Series 2017-BRBK, Class D, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 360 374,107
GCT Commercial Mortgage Trust
(a)(b)
:
Series 2021-GCT, Class A, (LIBOR USD 1
Month + 0.80%), 0.91%, 02/15/38 .... 410 410,077
Series 2021-GCT, Class C, (LIBOR USD 1
Month + 1.70%), 1.81%, 02/15/38 .... 2,060 2,062,322
GPMT Ltd., Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.90%), 1.01%, 11/21/35
(a)(b)
89 88,708

BlackRock Core Bond Portfolio
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II
(b)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... USD 800 $ 921,100
Series 2012-TMSQ, Class D, 3.46%,
12/10/30
(a)
.................... 250 227,279
GS Mortgage Securities Corp. Trust
(b)
:
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 570 567,376
Series 2019-BOCA, Class A, (LIBOR USD 1
Month + 1.20%), 1.31%, 06/15/38
(a)
... 317 317,332
Series 2019-SOHO, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 06/15/36
(a)
... 760 759,032
Series 2020-TWN3, Class B, (LIBOR USD 1
Month + 2.50%), 2.61%, 11/15/37
(a)
... 1,800 1,808,656
Series 2020-TWN3, Class D, (LIBOR USD 1
Month + 3.70%), 3.81%, 11/15/37
(a)
... 300 303,457
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
................... 380 394,508
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
.................... 400 406,855
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 170 181,006
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 150 164,797
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 150 134,201
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 50 43,226
Series 2019-GSA1, Class C, 3.81%,
11/10/52
(a)
.................... 110 112,755
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,883,647
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 440 466,278
Series 2017-APTS, Class DFX, 3.50%,
06/15/34
(a)
.................... 730 752,839
JPMBB Commercial Mortgage Securities
Trust
(a)
:
Series 2014-C22, Class B, 4.55%, 09/15/47 2,772 2,890,414
Series 2015-C33, Class D1, 4.11%,
12/15/48
(b)
.................... 553 536,082
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.62%,
03/15/50
(a)(b)
................... 400 390,788
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 293,689
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 96,885
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 390 412,642
Series 2019-COR5, Class C, 3.75%,
06/13/52 ..................... 219 220,453
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 225,738
JPMorgan Chase Commercial Mortgage
Securities Corp.
(b)
:
Series 2018-AON, Class A, 4.13%, 07/05/31 642 685,301
Series 2018-AON, Class D, 4.61%,
07/05/31
(a)
.................... 323 339,148
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.41%, 06/15/45
(a)(b)
. 87 86,692
Series 2015-JP1, Class C, 4.73%,
01/15/49
(a)
.................... 730 798,494
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-JP1, Class D, 4.23%,
01/15/49
(a)
.................... USD 770 $ 699,471
Series 2015-JP1, Class E, 4.23%, 01/15/49
(a)
(b)
.......................... 199 164,496
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(b)
................... 193 204,234
Series 2018-PHH, Class A, (LIBOR USD 1
Month + 0.91%), 2.41%, 06/15/35
(a)(b)
.. 1,832 1,833,476
Series 2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
.................... 1,000 1,053,325
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.88%, 10/15/33
(a)(b)
.. 1,300 1,304,457
LCCM Mortgage Trust, Series 2014-909, Class
A, 3.39%, 05/15/31
(b)
............... 470 469,635
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.71%, 08/15/34
(a)(b)
.............. 300 306,040
Manhattan West Mortgage Trust, Series 2020-
1MW, Class D, (LIBOR USD 1 Month +
0.00%), 2.33%, 09/10/39
(a)(b)
.......... 267 260,315
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class A4, 3.72%, 07/15/50 248 269,721
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 116 114,016
Series 2015-C25, Class B, 4.52%,
10/15/48
(a)
.................... 620 685,506
Series 2015-C25, Class C, 4.52%,
10/15/48
(a)
.................... 320 341,516
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 176 168,821
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 585 596,533
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A, 2.20%,
09/13/31
(b)
...................... 200 200,120
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 304 314,737
Series 2014-150E, Class D, 4.30%,
09/09/32
(a)(b)
................... 642 656,364
Series 2014-CPT, Class E, 3.45%,
07/13/29
(a)(b)
................... 350 349,955
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 3,564,235
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
121 123,279
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
2,440 1,981,585
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,360 1,156,000
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 41,406
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
220 238,848
Series 2018-H3, Class D, 3.00%, 07/15/51
(b)
291 257,874
Series 2018-H4, Class C, 5.07%, 12/15/51
(a)
150 158,397
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 133,152
Series 2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
.......................... 3,761 4,045,804
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(a)(b)
.. 300 299,817
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 388,424
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
29 25,222
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 06/15/35
(a)
... 177 174,507
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 948,518
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 299,382
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 920 939,723

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (LIBOR GBP 3 Month
+ 2.10%), 2.16%, 05/17/29
(a)(b)
......... GBP 260 $ 352,101
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a)(b)
..................... USD 460 444,792
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.03%, 08/10/49
(a)
(b)
............................ 130 132,953
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a)(b)
................ 710 717,182
Wells Fargo Commercial Mortgage Trust:
Series 2016-C32, Class A3FL, (LIBOR USD
1 Month + 1.42%), 1.53%, 01/15/59
(a)
.. 685 684,718
Series 2016-C34, Class A3FL, (LIBOR USD
1 Month + 1.04%), 1.15%, 06/15/49
(a)(b)
. 390 394,395
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 200 222,326
Series 2016-NXS5, Class D, 4.99%,
01/15/59
(a)
.................... 2,137 2,212,303
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 120 103,225
Series 2017-C41, Class B, 4.19%,
11/15/50
(a)
.................... 3,000 3,202,828
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 12/13/31
(a)(b)
.. 397 390,438
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
................... 210 229,143
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 83 72,487
Series 2018-C45, Class C, 4.73%, 06/15/51 130 136,559
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
.................... 766 875,227
Series 2019-C52, Class C, 3.56%, 08/15/52 94 91,905
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 2.20%, 02/15/37
(a)(b)
.. 720 676,774
138,178,885
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(b)
.......... 11,000 115,167
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ..................... 4,185 140,266
Series 2017-BNK3, Class XD, 1.28%,
02/15/50
(b)
.................... 2,000 123,280
BANK:
Series 2019-BN20, Class XA, 0.84%,
09/15/62 ..................... 2,464 144,826
Series 2019-BN20, Class XB, 0.36%,
09/15/62 ..................... 8,371 239,369
Barclays Commercial Mortgage Trust, Series
2019-C3, Class XA, 1.34%, 05/15/52 .... 2,190 196,898
BBCMS Mortgage Trust, Series 2020-C7, Class
XA, 1.63%, 04/15/53 ............... 1,813 193,050
BBCMS Trust, Series 2015-SRCH, Class XA,
0.95%, 08/10/35
(b)
................. 7,164 329,029
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 65,905 1,340,672
Benchmark Mortgage Trust:
Series 2019-B13, Class XA, 1.13%,
08/15/57 ..................... 12,324 898,279
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.04%, 03/15/52 .... 3,058 207,424
Series 2020-B17, Class XB, (LIBOR USD 1
Month + 0.00%), 0.53%, 03/15/53
(c)
... 1,560 62,252
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2020-B20, Class XA, 1.63%,
10/15/53 ..................... USD 5,103 $ 552,425
Series 2020-B21, Class XA, 1.46%,
12/17/53 ..................... 1,889 204,079
Series 2021-B23, Class XA, 1.28%,
02/15/54 ..................... 5,808 559,384
Series 2021-B24, Class XA, 1.27%,
03/15/54 ..................... 19,441 1,703,568
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.71%, 05/10/58 .... 2,030 68,756
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)(c)
.. 10,100 711,747
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.01%,
03/10/46 ..................... 14,569 150,039
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 40,878 147,569
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
.................... 770 76,470
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.13%,
11/15/50 ..................... 3,170 45,679
Series 2019-C16, Class XA, 1.56%,
06/15/52 ..................... 6,778 677,238
Series 2019-C17, Class XA, 1.37%,
09/15/52 ..................... 5,736 499,464
Series 2019-C17, Class XB, 0.56%,
09/15/52 ..................... 4,040 157,974
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.29%, 04/10/37
(b)
........... 5,975 134,258
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (LIBOR USD 1 Month + 0.00%), 1.00%,
06/10/50 ....................... 3,040 148,778
GS Mortgage Securities Trust:
Series 2019-GSA1, Class XA, 0.83%,
11/10/52 ..................... 9,771 577,527
Series 2020-GSA2, Class XA, 1.74%,
12/12/53
(b)
.................... 8,240 1,049,361
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/47 ....................... 934 22,152
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 62,616
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2013-LC11, Class XB, 0.51%,
04/15/46 ..................... 4,040 41,874
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 147,250
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.17%,
02/15/36
(b)
...................... 2,935 193,084
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%,
06/15/50
(b)
.................... 3,030 326,664
Series 2019-H6, Class XB, 0.72%, 06/15/52 5,210 258,946
Series 2019-L2, Class XA, 1.03%, 03/15/52 2,046 138,332
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.38%, 05/10/39
(b)
....... 10,700 235,293
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 17,050 23,188
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 3,410 34

BlackRock Core Bond Portfolio
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.49%,
10/15/52 ..................... USD 6,792 $ 663,615
Series 2019-C18, Class XA, 1.04%,
12/15/52 ..................... 7,275 478,007
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
.................... 1,180 65,974
Series 2019-C50, Class XA, 1.42%,
05/15/52 ..................... 13,320 1,161,507
Series 2020-C58, Class XA, 1.89%,
07/15/53 ..................... 3,833 531,938
15,805,302
Total Non-Agency Mortgage-Backed Securities — 4.1%
(Cost: $192,474,748) .............................. 193,065,463
Beneficial Interest
(000)
Other Interests — 0.0%
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)(i)
....... 16,030 —
Total Other Interests — 0.0% .......................... —
Par (000)
Pa r (000)
Capital Trusts — 0.3%
(a)(d)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 2,700 2,944,809
Citigroup, Inc., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.42%),
3.88% ......................... 1,308 1,301,892
4,246,701
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The):
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 3,100 3,189,280
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 1,874 1,977,070
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.78% ....................... 370 371,017
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 3,780 3,973,914
9,511,281
Total Capital Trusts — 0.3%
(Cost: $13,460,199) ............................... 13,757,982
U.S. Government Sponsored Agency Securities — 33.9%
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 .................. 1,500 2,140,204
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 1591, Class PK, 6.35%, 10/15/23 .. 120 127,318
Series 2996, Class MK, 5.50%, 06/15/35 .. 5 5,471
Federal National Mortgage Association:
Series 2005-29, Class WB, 4.75%, 04/25/35 52 55,091
Series 2005-62, Class CQ, 4.75%, 07/25/35 6 5,553
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... USD 370 $ 366,004
559,437
Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Variable
Rate Notes:
Series 2018-K80, Class B,
4.23%, 08/25/50
(b)
............... 340 376,685
Series 2018-SB53, Class A10F,
3.64%, 06/25/28 ................ 303 327,044
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32 .............. 2,682 2,942,846
3,646,575
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
KL06, Class XFX, 1.36%, 12/25/29 ...... 1,480 137,867
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
:
Series K099, Class X1, 0.89%, 09/25/29 .. 3,361 220,335
Series K105, Class X1, 1.52%, 01/25/30 .. 15,237 1,758,319
Series K107, Class X1, 1.59%, 01/25/30 .. 12,658 1,538,723
Series K110, Class X1, 1.70%, 04/25/30 .. 5,674 731,341
Series K111, Class X1, 1.57%, 05/25/30 .. 4,363 535,633
Series K113, Class X1, 1.39%, 06/25/30 .. 16,599 1,815,799
Series K115, Class X1, 1.33%, 06/25/30 .. 35,685 3,755,589
Series K120, Class X1, 1.04%, 10/25/30 .. 41,294 3,437,227
Series K121, Class X1, 1.03%, 10/25/30 .. 3,099 255,570
Series K122, Class X1, 0.88%, 11/25/30 .. 38,626 2,791,686
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2012-23, 0.18%, 06/16/53 ....... 483 3,023
Series 2013-30, 0.65%, 09/16/53 ....... 1,879 38,932
Series 2013-63, 0.76%, 09/16/51 ....... 2,682 78,542
Series 2013-78, 0.57%, 10/16/54 ....... 1,914 40,198
Series 2013-191, 0.68%, 11/16/53 ...... 732 14,565
Series 2015-22, 0.60%, 03/16/55 ....... 1,734 51,238
Series 2015-37, 0.70%, 10/16/56 ....... 285 11,332
Series 2015-48, 0.62%, 02/16/50 ....... 1,085 34,316
Series 2016-26, 0.79%, 02/16/58 ....... 5,342 227,548
Series 2016-92, 0.84%, 04/16/58 ....... 729 35,079
Series 2016-96, 0.90%, 12/16/57 ....... 1,647 87,679
Series 2016-110, 0.95%, 05/16/58 ...... 2,884 161,144
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 1,429 98,105
Series 2016-128, 0.87%, 09/16/56 ...... 2,156 117,626
Series 2016-152, 0.80%, 08/15/58 ...... 2,074 113,808
Series 2016-165, 0.88%, 12/16/57 ...... 748 41,776
18,133,000
Mortgage-Backed Securities — 33.4%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 5,153 5,401,899
3.00%, 09/01/27 - 12/01/46 ........... 6,075 6,452,202
3.50%, 04/01/42 - 01/01/48 ........... 6,309 6,861,210
4.00%, 08/01/40 - 12/01/45 ........... 2,621 2,887,174
4.50%, 02/01/39 - 04/01/49 ........... 22,745 25,348,652
5.00%, 07/01/35 - 11/01/41 ........... 2,747 3,189,625
5.50%, 05/01/36 - 06/01/41 ........... 1,889 2,216,329
6.00%, 06/01/29 - 12/01/32 ........... 4 4,647
8.00%, 11/01/22 .................. —
(j)

Federal National Mortgage Association:
4.00%, 01/01/41 .................. 138 150,729

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
7.00%, 06/01/32 .................. USD 8 $ 9,186
Government National Mortgage Association:
2.00%, 04/15/51
(k)
................. 45,614 46,055,886
2.50%, 04/15/51
(k)
................. 54,264 55,989,220
3.00%, 12/20/44 - 09/20/50 ........... 12,248 12,845,911
3.00%, 04/15/51
(k)
................. 89,845 93,596,210
3.50%, 01/15/42 - 04/20/48 ........... 36,243 38,847,949
3.50%, 04/15/51
(k)
................. 30,172 31,839,021
4.00%, 04/20/39 - 05/20/50 ........... 17,192 18,700,039
4.00%, 04/15/51
(k)
................. 16,550 17,667,125
4.50%, 12/20/39 - 04/20/50 ........... 14,626 16,058,159
4.50%, 04/15/51
(k)
................. 3,353 3,626,479
5.00%, 12/15/38 - 07/20/41 ........... 3,545 4,085,197
5.50%, 03/15/32 - 11/15/33 ........... 3 3,757
6.00%, 12/15/36 .................. 44 49,636
7.50%, 11/15/29 .................. —
(j)
334
Uniform Mortgage-Backed Securities:
1.50%, 04/25/36
(k)
................. 20,310 20,401,695
2.00%, 10/01/31 - 03/01/32 ........... 2,855 2,936,966
2.00%, 04/25/36 - 05/25/51
(k)
.......... 211,252 212,222,659
2.50%, 09/01/27 - 12/01/50 ........... 31,093 32,576,035
2.50%, 04/25/36 - 06/25/51
(k)
.......... 307,142 314,882,464
3.00%, 04/01/28 - 09/01/50 ........... 164,279 173,511,351
3.00%, 04/25/36 - 04/25/51
(k)
.......... 52,617 54,960,977
3.50%, 08/01/27 - 08/01/50 ........... 76,225 82,395,675
3.50%, 04/25/51
(k)
................. 61,919 65,409,659
4.00%, 08/01/33 - 09/01/50 ........... 44,714 49,235,354
4.00%, 04/25/36 - 04/25/51
(k)
.......... 67,815 72,725,376
4.50%, 02/01/25 - 12/01/49 ........... 57,432 64,333,570
4.50%, 04/25/51
(k)
................. 7,777 8,465,994
5.00%, 11/01/32 - 06/01/45 ........... 3,582 4,115,443
5.00%, 04/25/51
(k)
................. 13,305 14,739,705
5.50%, 10/01/21 - 04/01/41 ........... 4,387 5,107,437
6.00%, 05/01/21 - 06/01/41 ........... 6,280 7,410,419
6.50%, 05/01/40 .................. 1,361 1,612,995
1,578,930,424
Total U.S. Government Sponsored Agency Securities — 33.9%
(Cost: $1,596,586,081) ............................ 1,603,409,640
U.S. Treasury Obligations — 23.0%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 4,474 5,902,981
4.50%, 08/15/39 .................. 1,764 2,388,842
4.38%, 11/15/39 .................. 1,764 2,357,696
4.63%, 02/15/40 .................. 2,710 3,737,365
1.13%, 05/15/40 - 08/15/40 ........... 24,584 20,024,436
3.88%, 08/15/40 .................. 2,710 3,416,929
1.38%, 11/15/40 .................. 12,292 10,455,882
3.13%, 02/15/43 .................. 6,784 7,718,655
2.88%, 05/15/43 - 11/15/46 ........... 13,320 14,562,416
3.63%, 08/15/43 .................. 6,784 8,326,565
3.75%, 11/15/43 .................. 6,784 8,485,300
2.50%, 02/15/45 .................. 33,195 33,887,427
2.75%, 11/15/47 .................. 33,195 35,491,420
3.00%, 02/15/48
(l)
................. 39,731 44,537,520
2.25%, 08/15/49 .................. 9,235 8,930,173
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/31 .................. 64,362 69,279,131
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
1.13%, 07/31/21 .................. USD 29,384 $ 29,489,599
1.75%, 07/31/21 - 11/15/29 ........... 210,664 217,202,802
1.50%, 01/31/22 - 02/15/30 ........... 142,073 145,626,702
2.13%, 12/31/22 - 05/15/25 ........... 40,484 42,497,823
0.50%, 03/15/23 - 05/31/27 ........... 87,883 86,831,566
0.25%, 04/15/23 .................. 55,882 55,962,767
2.75%, 05/31/23 .................. 13,062 13,782,451
2.00%, 02/15/25 .................. 16,322 17,191,019
0.38%, 04/30/25 .................. 85,581 84,507,895
1.63%, 11/30/26 - 08/15/29 ........... 30,588 31,278,367
2.38%, 05/15/27 - 05/15/29 ........... 16,772 17,875,772
2.25%, 08/15/27 .................. 45,063 47,761,499
2.88%, 08/15/28 .................. 3,916 4,307,294
3.13%, 11/15/28 .................. 3,916 4,379,342
2.63%, 02/15/29 .................. 8,146 8,811,044
Total U.S. Treasury Obligations — 23.0%
(Cost: $1,104,619,015) ............................ 1,087,008,680
Total Long-Term Investments — 109.4%
(Cost: $5,160,086,815) ............................ 5,163,760,726
Shares
Shares
Short-Term Securities — 11.1%
(m)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 522,867,393 522,867,393
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 338,779 338,779
Total Short-Term Securities — 11.1%
(Cost: $523,206,172) .............................. 523,206,172
Total Options Purchased — 0.5%
(Cost: $7,754,170) ............................... 30,771,142
Total Investments Before Options Written and TBA Sale
Commitments — 121.0%
(Cost: $5,691,047,157 ) ............................ 5,717,738,040
Total Options Written — (0.4)%
(Premium Received — $6,097,766) .................... (19,634,219)
Par (000)
Pa r (000)
TBA Sale Commitments — (4.8)%
Mortgage-Backed Securities — (4.8)%
Uniform Mortgage-Backed Securities:
(k)
2.00% ,  04/25/36 - 04/25/51 ........... 44,922 (45,332,572)
2.50% ,  04/25/36 - 05/25/51 ........... 127,888 (131,190,889)
3.00% ,  04/25/36 - 04/25/51 ........... 31,975 (33,307,022)
3.50% ,  04/25/36 - 04/25/51 ........... 7,104 (7,555,284)
4.00% ,  04/25/36 - 04/25/51 ........... 10,362 (11,084,743)
Total TBA Sale Commitments — (4.8)%
(Proceeds: $228,993,602) .......................... (228,470,510)
Total Investments Net of Options Written and TBA Sale
Commitments — 115.8%
(Cost: $5,455,955,789 ) ............................ 5,469,633,311
Liabilities in Excess of Other Assets — (15.8)% ............ (748,043,760)
Net Assets — 100.0% ............................... $ 4,721,589,551

BlackRock Core Bond Portfolio
Schedules of Investments
39
Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Perpetual security with no stated maturity date.
(e)
Zero-coupon bond.
(f)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Amount is less than 500.
(k)
Represents or includes a TBA transaction.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
Annualized 7-day yield as of period end.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 364,094,477 $ 158,772,916 $ — $ — $ — $ 522,867,393 522,867,393 $ 60,373 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
40
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 943 06/21/21 $ 146,018 $ (195,996)
U.S. Treasury Ultra Bond .................................................... 823 06/21/21 149,683 (4,878,863)
U.S. Treasury 2 Year Note .................................................... 1,113 06/30/21 245,686 (118,487)
U.S. Treasury 5 Year Note .................................................... 620 06/30/21 76,541 (249,176)
90-day Eurodollar ......................................................... 28 09/18/23 6,928 (744)
(5,443,266)
Short Contracts
Euro-Bund .............................................................. 51 06/08/21 10,244 16,707
Euro- Buxl ............................................................... 93 06/08/21 22,471 412,528
U.S. Treasury 10 Year Note ................................................... 1,195 06/21/21 156,601 684,250
U.S. Treasury 10 Year Ultra Note ............................................... 2,561 06/21/21 368,464 7,672,666
90-day Eurodollar ......................................................... 2,880 09/16/24 707,616 2,422,586
11,208,737
$ 5,765,471
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 680,000 BRL 3,711,970 UBS AG 04/05/21 $ 20,522
MXN 41,251,625 USD 2,010,000 BNP Paribas SA 04/22/21 4,494
MXN 36,614,744 USD 1,760,000 Morgan Stanley & Co. International plc 04/22/21 28,055
RUB 107,905,326 USD 1,410,000 Morgan Stanley & Co. International plc 04/22/21 14,455
USD 2,014,860 EUR 1,690,000 Bank of America NA 04/22/21 32,299
USD 1,660,000 INR 121,443,940 Goldman Sachs International 04/22/21 5,931
USD 710,000 JPY 77,813,167 Citibank NA 04/22/21 7,110
USD 960,000 JPY 104,735,654 JPMorgan Chase Bank NA 04/22/21 13,917
ZAR 79,650,577 USD 5,290,000 Morgan Stanley & Co. International plc 04/22/21 93,558
RUB 39,865,733 USD 524,542 Citibank NA 05/19/21 140
RUB 82,394,020 USD 1,076,460 Credit Suisse International 05/19/21 7,946
RUB 96,764,465 USD 1,269,299 HSBC Bank plc 05/19/21 4,240
RUB 123,230,509 USD 1,609,854 Morgan Stanley & Co. International plc 05/19/21 12,011
USD 573,347 RUB 42,654,180 Bank of America NA 05/19/21 11,966
USD 13,202,181 RUB 982,341,310 Citibank NA 05/19/21 273,364
USD 4,689,035 RUB 349,052,820 HSBC Bank plc 05/19/21 95,073
USD 12,149,581 CNY 79,000,000 Citibank NA 05/24/21 160,969
USD 27,454,322 CNY 178,336,410 HSBC Bank plc 05/24/21 390,954
USD 1,983,863 IDR 28,839,610,659 Barclays Bank plc 05/24/21 18,039
USD 4,988,409 IDR 70,975,079,540 JPMorgan Chase Bank NA 05/24/21 150,463
MXN 42,476,714 USD 1,976,976 Citibank NA 05/26/21 89,348
MXN 24,578,811 USD 1,149,230 HSBC Bank plc 05/26/21 46,432
USD 1,192,271 AUD 1,538,000 Barclays Bank plc 06/16/21 23,711
USD 1,261,006 CAD 1,573,000 BNP Paribas SA 06/16/21 9,197
USD 71,354,634 CNY 470,904,907 Standard Chartered Bank 06/16/21 18,178
USD 3,811,221 CNY 25,000,000 UBS AG 06/16/21 24,020
USD 50,417,198 EUR 42,312,000 BNP Paribas SA 06/16/21 720,738
USD 84,390 EUR 71,000 Natwest Markets plc 06/16/21 999
2,278,129
BRL 3,694,916 USD 680,000 HSBC Bank plc 04/05/21 (23,552)
KZT 109,456,300 USD 257,000 Citibank NA 04/20/21 (472)
EUR 1,090,000 USD 1,287,248 JPMorgan Chase Bank NA 04/22/21 (8,555)
JPY 182,130,033 USD 1,670,000 UBS AG 04/22/21 (24,810)
USD 1,410,000 IDR 20,606,078,400 Royal Bank of Canada 04/22/21 (1,228)

BlackRock Core Bond Portfolio
Schedules of Investments
41
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,300,000 MXN 27,210,959 Credit Suisse International 04/22/21 $ (28,828)
USD 710,000 MXN 14,659,143 Goldman Sachs International 04/22/21 (5,869)
USD 1,760,000 MXN 36,397,729 Natwest Markets plc 04/22/21 (17,457)
USD 1,410,000 RUB 107,280,121 BNP Paribas SA 04/22/21 (6,201)
USD 3,630,000 ZAR 54,363,634 Deutsche Bank AG 04/22/21 (44,421)
USD 2,680,000 ZAR 39,679,965 HSBC Bank plc 04/22/21 (1,957)
USD 1,760,000 ZAR 26,347,811 Natwest Markets plc 04/22/21 (20,840)
ZAR 15,081,040 USD 1,020,000 Goldman Sachs International 04/22/21 (677)
RUB 52,557,000 USD 696,858 BNP Paribas SA 05/19/21 (5,143)
RUB 65,431,300 USD 867,312 Credit Suisse International 05/19/21 (6,155)
RUB 59,855,610 USD 789,152 HSBC Bank plc 05/19/21 (1,379)
RUB 138,937,401 USD 1,862,544 Morgan Stanley & Co. International plc 05/19/21 (33,957)
IDR 16,721,000,000 USD 1,147,947 BNP Paribas SA 05/24/21 (8,177)
IDR 13,575,000,000 USD 933,760 Goldman Sachs International 05/24/21 (8,434)
USD 2,063,682 MXN 42,944,778 Barclays Bank plc 05/26/21 (25,412)
USD 1,170,777 MXN 24,110,747 UBS AG 05/26/21 (2,115)
EUR 7,010,000 USD 8,324,854 Citibank NA 06/16/21 (91,442)
EUR 145,000 USD 173,188 Royal Bank of Canada 06/16/21 (2,882)
USD 8,401,401 EUR 7,155,000 Morgan Stanley & Co. International plc 06/16/21 (2,318)
(372,281)
$ 1,905,848
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... One-Touch Bank of America NA 05/06/21 USD 1.16 USD 1.16 EUR 2,345 $ 601,608
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 5,479 06/11/21 USD 99.25 USD 1,369,750 $ 11,163,463
90-day Eurodollar September 2021 Futures .......... 10,528 09/10/21 USD 99.38 USD 2,632,000 11,646,600
90-day Eurodollar September 2021 Futures .......... 16,531 09/10/21 USD 99.75 USD 4,132,750 5,992,488
90-day Eurodollar December 2021 Futures .......... 4,708 12/10/21 USD 99.38 USD 1,177,000 1,177,000
$ 29,979,551
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Bank of America NA 05/06/21 USD 1.18 EUR 3,236 $ 40,007
EUR Currency ........................... Morgan Stanley & Co. International plc 05/06/21 USD 1.18 EUR 12,131 149,976
$ —
$ 189,983

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
42
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures ............... 5,479 06/11/21 USD 98.88 USD 1,369,750 $ (6,403,581)
90-day Eurodollar September 2021 Futures ........... 1,936 09/10/21 USD 99.50 USD 484,000 (254,100)
90-day Eurodollar September 2021 Futures ........... 4,720 09/10/21 USD 99.00 USD 1,180,000 (2,448,500)
90-day Eurodollar September 2021 Futures ........... 5,777 09/10/21 USD 98.63 USD 1,444,250 (6,571,338)
90-day Eurodollar September 2021 Futures ........... 5,808 09/10/21 USD 99.13 USD 1,452,000 (3,956,700)
$ (19,634,219)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.29% Monthly 01/13/23 MXN 237,851 $ (142,153) $ — $ (142,153)
28 day MXIBTIIE Monthly 4.18% Monthly 02/16/23 MXN 114,148 (87,339) — (87,339)
28 day MXIBTIIE Monthly 5.22% Monthly 03/29/23 MXN 198,082 25,085 — 25,085
28 day MXIBTIIE Monthly 4.68% Monthly 02/27/24 MXN 241,655 (255,881) — (255,881)
28 day MXIBTIIE Monthly 5.47% Monthly 03/21/24 MXN 60,800 (1,198) — (1,198)
28 day MXIBTIIE Monthly 5.50% Monthly 03/21/24 MXN 60,870 1,318 — 1,318
2.91% Semi-Annual 3 month LIBOR Quarterly 08/23/26 USD 844 (81,837) — (81,837)
2.93% Semi-Annual 3 month LIBOR Quarterly 08/24/28 USD 1,870 (195,738) — (195,738)
3.16% Semi-Annual 3 month LIBOR Quarterly 10/03/28 USD 1,035 (138,118) — (138,118)
1.50% Semi-Annual 3 month LIBOR Quarterly 03/08/51 USD 21,982 3,603,232 — 3,603,232
3 month LIBOR Quarterly 1.70% Semi-Annual 03/08/51 USD 10,991 (1,292,706) — (1,292,706)
3 month LIBOR Quarterly 1.77% Semi-Annual 03/08/51 USD 10,991 (1,114,575) — (1,114,575)
$ 320,090 $ — $ 320,090
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.32% At Termination 01/25/31 USD 19,870 $ (408,216) $ — $ (408,216)
1 month USCPI At Termination 2.34% At Termination 01/25/31 USD 19,870 (381,946) — (381,946)
1 month USCPI At Termination 2.46% At Termination 03/24/31 USD 1,622 (6,469) — (6,469)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 1,502 (170,139) — (170,139)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 3,200 (294,834) — (294,834)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 1,500 (138,841) — (138,841)
UK Retail Price Index All
Items Monthly At Termination 3.53% At Termination 03/15/41 GBP 194 (5,640) — (5,640)
$ (1,406,085) $ — $ (1,406,085)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Chile .......... 1.00 % Quarterly Goldman Sachs International 06/20/26 USD 1,076 $ (22,749) $ (22,385) $ (364)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 10,966 186,848 174,453 12,395

BlackRock Core Bond Portfolio
Schedules of Investments
43
Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Indonesia ....... 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/26 USD 2,302 $ (13,272) $ (13,262) $ (10)
Russian Federation ........ 1.00 Quarterly Citibank NA 06/20/26 USD 4,539 24,502 19,912 4,590
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 USD 9,777 66,696 64,351 2,345
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,280 (12,471) 15,703 (28,174)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,030 (10,035) 12,804 (22,839)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,570 (15,297) 20,741 (36,038)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 860 (8,379) 10,550 (18,929)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 720 (7,015) 8,833 (15,848)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 48,318 14,553 33,765
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 31,626 15,570 16,056
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,731 (7,560) (1,308) (6,252)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 741 (3,237) (109) (3,128)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 270 72,735 24,343 48,392
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 10 2,694 579 2,115
CMBX.NA.14.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 280 13,333 14,242 (909)
$ – $ – $ –
$ 346,737 $ 359,570 $ (12,833)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (4) $ 4
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (10) 10
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 NR USD 1 — (47) 47
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 352 (38,654) (35,188) (3,466)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 531 (58,311) (59,863) 1,552
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 280 (30,748) (30,444) (304)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 170 (18,668) (37,844) 19,176
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 240 (26,355) 247 (26,602)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 210 (23,061) (54,785) 31,724
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 207 (22,731) (23,741) 1,010
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 4,050 (89,122) (163,795) 74,673
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 2,020 (44,451) (83,096) 38,645
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 35 (4,370) (2,822) (1,548)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 NR USD 280 (75,429) (20,879) (54,550)
$ (431,900) $ (512,271) $ 80,371
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
44
Schedule of Investments
(unaudited) (continued)
March 31, 2021
i
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG N/A 05/16/21 USD 8,580 $ (136,766) $ — $ (136,766)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/21
(a)
04/01/23 CLP 6,530,622 15,549 — 15,549
$ (121,217) $ — $ (121,217)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00%
1 month USCPI ....................................... U.S. Consumer Price Index 1.70
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 3,629,635 $ (4,715,630) $ —
OTC Swaps ..................................................... 396,881 (549,582) 302,048 (355,727) —
Options Written ................................................... N/A N/A — (13,536,453) (19,634,219)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Core Bond Portfolio
Schedules of Investments
45
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 11,208,737 $ — $ 11,208,737
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,278,129 — — 2,278,129
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 791,591 29,979,551 — 30,771,142
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 3,629,635 — 3,629,635
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 683,380 — — 15,549 — 698,929
$ — $ 683,380 $ — $ 3,069,720 $ 44,833,472 $ — $ 48,586,572
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 5,443,266 — 5,443,266
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 372,281 — — 372,281
Options written
Options written at value ..................... — — — — 19,634,219 — 19,634,219
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 3,309,545 1,406,085 4,715,630
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 768,543 — — 136,766 — 905,309
$ — $ 768,543 $ — $ 372,281 $ 28,523,796 $ 1,406,085 $ 31,070,705
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended March 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (23,380,451) $ — $ (23,380,451)
Forward foreign currency exchange contracts .... — — — (8,854,563) — — (8,854,563)
Options purchased
(a)
.................... — — — (895,216) (3,444,384) — (4,339,600)
Options written ........................ — — — 44,935 438,442 — 483,377
Swaps .............................. — (496,344) — — (2,811,378) (38,470) (3,346,192)
$ — $ (496,344) $ — $ (9,704,844) $ (29,197,771) $ (38,470) $ (39,437,429)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 6,599,651 — 6,599,651
Forward foreign currency exchange contracts .... — — — 1,075,840 — — 1,075,840
Options purchased
(b)
.................... — — — 730,457 24,072,054 — 24,802,511
Options written ........................ — — — — (13,742,253) — (13,742,253)
Swaps .............................. — 346,512 — — 497,461 (2,459,510) (1,615,537)
$ — $ 346,512 $ — $ 1,806,297 $ 17,426,913 $ (2,459,510) $ 17,120,212
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
46
Schedule of Investments
(unaudited) (continued)
March 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 679,526,430
Average notional value of contracts — short ................................................................................. 876,274,248
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 360,402,732
Average amounts sold — in USD ........................................................................................ 121,572,385
Options:
Average value of option contracts purchased ................................................................................ 16,605,287
Average value of option contracts written ................................................................................... 9,817,110
Average notional value of swaption contracts purchased ......................................................................... —
(a)
Average notional value of swaption contracts written ........................................................................... —
(a)
Credit default swaps:
Average notional value — buy protection ................................................................................... 39,636,436
Average notional value — sell protection ................................................................................... 8,235,853
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 84,108,950
Average notional value — receives fixed rate ................................................................................ 367,340,866
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 68,081,020
Average notional value — receives fixed rate ................................................................................ 58,236,033
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 1,479,443 $ 1,381,255
Forward foreign currency exchange contracts ................................................................. 2,278,129 372,281
Options
(a)
......................................................................................... 30,771,142 19,634,219
Swaps — Centrally cleared ............................................................................. — 92,965
Swaps — OTC
(b)
.................................................................................... 698,929 905,309
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 35,227,643 $ 22,386,029
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(31,458,994) (21,108,439)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,768,649 $ 1,277,590
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

BlackRock Core Bond Portfolio
Schedules of Investments
47
Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 701,429 $ — $ — $ (420,000) $ 281,429
Barclays Bank plc ................................ 41,750 (25,412) — — 16,338
BNP Paribas SA ................................. 734,429 (19,521) — — 714,908
Citibank NA .................................... 742,281 (91,914) — (620,000) 30,367
Citigroup Global Markets, Inc. ........................ 48,318 — — — 48,318
Credit Suisse International .......................... 23,653 (23,653) — — —
Deutsche Bank AG ............................... 127,674 (127,674) — — —
Goldman Sachs International ........................ 20,183 (20,183) — — —
HSBC Bank plc .................................. 536,699 (26,888) — — 509,811
JPMorgan Chase Bank NA .......................... 164,427 (21,874) — (142,553) —
JPMorgan Securities LLC ........................... 94,605 (42,214) — — 52,391
Morgan Stanley & Co. International plc .................. 469,482 (212,218) — (257,264) —
Natwest Markets plc .............................. 999 (999) — — —
Standard Chartered Bank ........................... 18,178 — — — 18,178
UBS AG ...................................... 44,542 (26,925) — — 17,617
$ 3,768,649 $ (639,475) $ — $ (1,439,817) $ 1,689,357
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Barclays Bank plc ................................ $ 25,412 $ (25,412) $ — $ — $ —
BNP Paribas SA ................................. 19,521 (19,521) — — —
Citibank NA .................................... 91,914 (91,914) — — —
Credit Suisse International .......................... 138,590 (23,653) — — 114,937
Deutsche Bank AG ............................... 560,231 (127,674) — (432,557) —
Goldman Sachs International ........................ 69,396 (20,183) — — 49,213
HSBC Bank plc .................................. 26,888 (26,888) — — —
JPMorgan Chase Bank NA .......................... 21,874 (21,874) — — —
JPMorgan Securities LLC ........................... 42,214 (42,214) — — —
Morgan Stanley & Co. International plc .................. 212,218 (212,218) — — —
Natwest Markets plc .............................. 38,297 (999) — — 37,298
Royal Bank of Canada ............................. 4,110 — — — 4,110
UBS AG ...................................... 26,925 (26,925) — — —
$ 1,277,590 $ (639,475) $ — $ (432,557) $ 205,558
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
48
Schedule of Investments
(unaudited) (continued)
March 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 313,831,540 $ 8,326,651 $ 322,158,191
Corporate Bonds ........................................ — 1,636,913,917 — 1,636,913,917
Foreign Agency Obligations ................................. — 14,018,135 — 14,018,135
Foreign Government Obligations .............................. — 257,601,031 — 257,601,031
Municipal Bonds ......................................... — 26,808,371 — 26,808,371
Non-Agency Mortgage-Backed Securities ........................ — 191,135,430 2,296,037 193,431,467
Capital Trusts ........................................... — 22,777,298 — 22,777,298
U.S. Government Sponsored Agency Securities .................... — 1,603,043,636 — 1,603,043,636
U.S. Treasury Obligations ................................... — 1,087,008,680 — 1,087,008,680
Short-Term Securities ....................................... 523,206,172 — — 523,206,172
Options Purchased:
Foreign currency exchange contracts ........................... — 791,591 — 791,591
Interest rate contracts ...................................... 29,979,551 — — 29,979,551
Liabilities:
Investments:
TBA Sale Commitments .................................... — (228,470,510) — (228,470,510)
$ 553,185,723 $ 4,925,459,119 $ 10,622,688 $ 5,489,267,530
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 286,499 $ — $ 286,499
Foreign currency exchange contracts ............................ — 2,278,129 — 2,278,129
Interest rate contracts ....................................... 11,208,737 3,645,184 — 14,853,921
Liabilities:
Credit contracts ........................................... — (218,961) — (218,961)
Foreign currency exchange contracts ............................ — (372,281) — (372,281)
Interest rate contracts ....................................... (25,077,485) (3,446,311) — (28,523,796)
Other contracts ........................................... — (1,406,085) — (1,406,085)
$ (13,868,748) $ 766,174 $ — $ (13,102,574)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
49
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.1%
(a)
Anchorage Capital Europe CLO 2 DAC:
Series 2X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/31 .......... EUR 1,561 $ 1,801,930
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 0.00%, 04/15/34 .......... 1,561 1,793,973
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30 .................. 884 965,593
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(b)
...................... USD 11,500 223,100
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31 ....................... EUR 620 677,805
Avoca CLO XVIII DAC, Series 18X, Class
E, (EURIBOR 3 Month + 4.60%), 4.60%,
04/15/31 ....................... 700 788,565
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31 ....................... 400 446,107
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.72%, 07/20/32
(b)
..... USD 1,137 1,048,461
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
07/15/31
(b)
...................... 250 247,475
Greene King Finance plc, Series B2,  (LIBOR
GBP 3 Month + 2.08%), 2.16%, 03/15/36
(c)
. GBP 100 113,045
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31 ....................... EUR 1,125 1,263,092
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32 ....................... 148 163,339
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32 ....................... 274 318,763
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(b)
............. USD 2,000 110,000
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
0.00%, 03/15/34 .................. EUR 500 574,623
OCP Euro CLO DAC:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... 1,347 1,522,286
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 900 1,005,590
Series 2019-3X, Class E, (EURIBOR 3
Month + 5.75%), 5.75%, 04/20/30 .... 300 350,143
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30 ...... 990 1,155,507
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30 ..... 807 947,002
OZLME III DAC, Series 3X, Class E, (EURIBOR
3 Month + 4.80%), 4.80%, 08/24/30 ..... 1,000 1,087,521
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31 ............. 300 335,697
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(b)
............. USD 2,500 146,250
Total Asset-Backed Securities — 0.1%
(Cost: $29,353,237) ............................... 17,085,867
Security
Shares
Shares Value
Common Stocks — 2.3%
Auto Components — 0.0%
Lear Corp. ........................ 2,755 $ 499,344
Building Products — 0.0%
AZEK Co., Inc. (The)
(c)
................ 14,842 624,106
Chemicals — 0.3%
Atotech Ltd.
(c)(d)
..................... 980,633 19,857,818
Diversey Holdings Ltd.
(c)
............... 745,777 10,970,380
Element Solutions, Inc. ................ 2,109,612 38,584,803
69,413,001
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(c)(e)
................. 314,534 3
Communications Equipment — 0.1%
CommScope Holding Co., Inc.
(c)
.......... 973,869 14,958,628
Consumer Finance — 0.0%
Arrow Global Group plc
(c)
............... 380,389 1,599,433
Diversified Financial Services — 0.0%
Remainco LLC
(c)(e)
................... 1,260,653 10,022,191
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA ................... 2,245,171 1,291,025
Electrical Equipment — 0.0%
Sensata Technologies Holding plc
(c)
....... 248,304 14,389,217
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(c)(e)
........ 43,326 251,291
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(c)
......... 205,113 17,362,815
Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc. ....... 962,384 40,833,953
VICI Properties, Inc. .................. 2,100,289 59,312,162
100,146,115
Life Sciences Tools & Services — 0.2%
(c)
Avantor, Inc. ....................... 1,193,197 34,519,189
PPD, Inc.
(d)
........................ 303,625 11,489,170
46,008,359
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(c)
..... 4,744,023 8,539,241
Metals & Mining — 0.1%
Constellium SE, Class A
(c)
.............. 2,666,565 39,198,506
Oil, Gas & Consumable Fuels — 1.0%
Callon Petroleum Co.
(c)
................ 200,616 7,733,747
Chesapeake Energy Corp.
(c)
............ 1,408,065 61,095,940
Energy Transfer LP .................. 3,062,923 23,523,249
Enterprise Products Partners LP .......... 1,238,095 27,262,852
Extraction Oil & Gas, Inc.
(c)
............. 701,637 25,216,834
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $8,357,243)
(c)(f)
................ 238,642 8,383,816
KCAD Holdings I Ltd.
(c)(e)
............... 4,067,849,248 40,678
Kinder Morgan, Inc. .................. 1,824,176 30,372,530
Osum Oil Sands Corp.
(c)(e)(g)
............. 244,441 583,531
Plains All American Pipeline LP .......... 2,931,683 26,678,315
Targa Resources Corp. ................ 268,420 8,522,335
Williams Cos., Inc. (The) ............... 1,246,294 29,524,705
248,938,532
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
(c)
.............. 967,160 30,697,658

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
50
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Road & Rail — 0.0%
Uber Technologies, Inc.
(c)
.............. 218,400 $ 11,904,984
Semiconductors & Semiconductor Equipment — 0.0%
(c)
Maxeon Solar Technologies Ltd. .......... 171 5,397
SunPower Corp. .................... 1,369 45,793
51,190
Total Common Stocks — 2.3%
(Cost: $545,777,498) .............................. 615,895,639
Par (000)
Par (000)
Corporate Bonds — 83.5%
Aerospace & Defense — 3.8%
Boeing Co. (The):
5.81%, 05/01/50 .................. USD 69,460 87,446,697
5.93%, 05/01/60 .................. 70,460 90,409,003
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 .................. 41,209 43,235,247
5.75%, 03/15/22 .................. 5,590 5,827,575
6.00%, 10/15/22 .................. 4,529 4,529,000
6.13%, 01/15/23 .................. 48,942 50,960,857
7.50%, 12/01/24 .................. 13,465 13,448,169
7.50%, 03/15/25 .................. 4,496 4,422,940
7.88%, 04/15/27 .................. 13,946 13,676,703
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 .................. 12,065 12,457,112
4.13%, 06/30/28 .................. 14,487 14,668,088
4.13%, 04/15/29 .................. 13,203 13,384,541
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 23,776 23,828,307
Howmet Aerospace, Inc.:
5.87%, 02/23/22 .................. 1,386 1,432,791
5.13%, 10/01/24 .................. 505 555,450
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 21,326 22,405,522
Rolls-Royce plc:
4.63%, 02/16/26 .................. EUR 722 912,308
5.75%, 10/15/27 .................. GBP 312 467,131
5.75%, 10/15/27
(b)
................. USD 40,538 43,134,459
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 .................. 8,861 9,038,220
4.00%, 03/01/28 .................. 10,220 10,392,922
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 12,439 13,154,243
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 9,626 10,824,437
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. 33,543 36,528,327
6.25%, 03/15/26
(b)
................. 325,457 345,049,511
6.38%, 06/15/26 .................. 15,464 15,985,910
4.63%, 01/15/29
(b)
................. 25,339 24,985,521
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 63,499 71,449,075
984,610,066
Airlines — 1.7%
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. 42,687 52,803,392
5.50%, 04/20/26 .................. 39,594 41,205,080
5.75%, 04/20/29 .................. 53,542 56,949,895
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 .................. 24,092 27,752,960
4.50%, 10/20/25 .................. 8,603 9,182,827
4.75%, 10/20/28 .................. 45,580 49,563,501
Deutsche Lufthansa AG:
2.88%, 02/11/25 .................. EUR 3,400 3,958,321
3.75%, 02/11/28 .................. 2,900 3,396,579
Security
Par (000)
Par (000) Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 20,152 $ 21,413,515
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(h)
................. EUR 100 112,599
0.50%, 07/04/23 .................. 1,200 1,343,914
2.75%, 03/25/25 .................. 2,200 2,544,355
1.50%, 07/04/27 .................. 800 839,574
3.75%, 03/25/29 .................. 1,600 1,840,764
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 70,551 77,341,534
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
4,922 5,561,363
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 4,420 4,585,750
Series 2020-1, Class A, 5.88%, 10/15/27 . 68,805 76,284,109
436,680,032
Auto Components — 1.9%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 14,490 16,083,900
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 .................. 21,548 23,558,967
3.75%, 01/30/31 .................. 17,600 17,050,000
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 20,523 21,953,453
4.38%, 05/15/26 .................. EUR 4,300 5,219,101
6.25%, 05/15/26
(b)
................. USD 64,790 68,809,572
8.50%, 05/15/27
(b)
................. 153,306 164,995,583
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 19,694 20,777,170
Faurecia SE:
3.75%, 06/15/28 .................. EUR 1,679 2,089,366
2.38%, 06/15/29 .................. 985 1,175,324
Goodyear Europe BV, 3.75%, 12/15/23 .... 1,000 1,173,544
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 .................. USD 11,574 12,983,713
5.63%, 04/30/33 .................. 24,093 24,093,000
Icahn Enterprises LP:
4.75%, 09/15/24 .................. 6,704 6,961,668
6.38%, 12/15/25 .................. 14,114 14,572,705
6.25%, 05/15/26 .................. 16,189 16,957,977
5.25%, 05/15/27 .................. 28,803 29,739,098
4.38%, 02/01/29
(b)
................. 14,595 14,262,380
IHO Verwaltungs GmbH
(i)
:
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... EUR 2,911 3,515,643
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 400 419,652
Schaeffler AG, 3.38%, 10/12/28 ......... EUR 600 768,705
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ USD 5,552 6,230,455
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,200 1,417,794
2.50%, 10/23/27 .................. 2,100 2,519,351
ZF Finance GmbH:
3.00%, 09/21/25 .................. 2,100 2,596,664
2.75%, 05/25/27 .................. 2,000 2,423,919
3.75%, 09/21/28 .................. 2,800 3,578,995
485,927,699
Automobiles — 0.2%
Ford Motor Co.:
4.75%, 01/15/43 .................. USD 7,441 7,496,064
5.29%, 12/08/46 .................. 4,727 4,969,353
Jaguar Land Rover Automotive plc:
7.75%, 10/15/25
(b)
................. 480 520,306
4.50%, 01/15/26 .................. EUR 2,100 2,526,946
6.88%, 11/15/26 .................. 1,000 1,323,727
5.88%, 01/15/28
(b)
................. USD 400 406,000
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
........... EUR 2,300 2,687,236

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
51
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Automobiles (continued)
Renault SA:
1.25%, 06/24/25 .................. EUR 1,000 $ 1,144,368
2.38%, 05/25/26 .................. 1,500 1,779,138
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... USD 27,273 28,298,465
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 1,051 1,322,283
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 9,309 9,972,266
62,446,152
Banks — 0.7%
AIB Group plc, (EUR Swap Annual 5 Year +
6.63%), 6.25%
(a)(j)
................ EUR 3,975 5,226,864
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 5.66%), 5.87%
(a)(j)
.. 400 499,265
Banco de Sabadell SA, (EUR Swap Annual 5
Year + 2.20%), 2.00%, 01/17/30
(a)
...... 2,300 2,623,037
Banco Espirito Santo SA
(c)(k)
:
2.63%, 05/08/17 .................. 10,400 1,707,451
4.75%, 01/15/18 .................. 12,300 2,019,390
4.00%, 01/21/19 .................. 12,000 1,970,136
Banco Santander SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.80%), 6.75% 1,900 2,346,666
(EUR Swap Annual 5 Year + 4.53%), 4.37% 5,000 6,017,417
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.12%, 09/19/27
(a)
......... USD 2,285 2,330,883
Barclays plc:
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(j)
.. GBP 1,400 2,171,334
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
..................... USD 800 873,600
5.20%, 05/12/26 .................. 7,800 8,815,638
BNP Paribas SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.94%), 4.50%
(a)(b)(j)
............... 10,150 10,018,050
CaixaBank SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.22%), 6.37% EUR 3,000 3,819,320
(EUR Swap Annual 5 Year + 6.50%), 6.75% 3,000 3,892,426
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,400 2,965,674
CIT Group, Inc.:
5.00%, 08/01/23 .................. USD 3,582 3,886,470
4.75%, 02/16/24 .................. 526 572,025
6.00%, 04/01/36 .................. 23,131 26,600,650
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(j)
................ EUR 2,000 2,507,674
Credit Agricole SA, (GBP Swap 5 Year +
4.54%), 7.50%
(a)(j)
................ GBP 2,200 3,575,570
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(j)
............ EUR 800 1,053,085
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(j)
........... USD 2,820 2,488,481
HSBC Holdings plc
(a)(j)
:
(USD Swap Rate 5 Year + 3.75%), 6.00% . 24,053 26,332,022
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ....................... 6,310 6,239,012
ING Groep NV
(a)(j)
:
(USD Swap Rate 5 Year + 4.20%), 6.75% . 2,764 3,012,760
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75% ....................... 2,200 2,399,650
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(j)
..................... EUR 4,683 6,720,809
5.15%, 06/10/30 .................. GBP 1,800 2,767,982
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(j)
..................... EUR 1,325 $ 1,742,229
National Westminster Bank plc
(a)(j)
:
Series C, (LIBOR USD 3 Month + 0.25%),
0.44% ....................... USD 1,500 1,450,500
Series A, (LIMEAN USD 6 Month + 0.25%),
0.50% ....................... 600 580,800
Series B, (LIBOR USD 6 Month + 0.25%),
0.50% ....................... 800 774,400
Natwest Group plc, (USD Swap Semi 5 Year +
7.60%), 8.62%
(a)(j)
................ 6,571 6,727,061
Societe Generale SA, (USD Swap Rate 5 Year
+ 5.87%), 8.00%
(a)(j)
............... 400 469,120
Stichting AK Rabobank Certificaten, 2.19%
(j)(l)
. EUR 2,469 3,748,967
UniCredit SpA
(a)
:
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(j)
...................... 2,294 2,925,069
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(j)
...................... 1,400 1,764,914
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(j)
...................... 2,200 3,050,779
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29 ................ 3,000 3,843,524
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29 ..................... 1,400 1,643,832
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32 ..................... 1,200 1,433,921
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(j)
...................... 1,400 1,771,070
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29 ..................... 1,313 1,733,727
179,113,254
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
USD 8,984 9,163,680
Biotechnology — 0.0%
Cidron Aida Finco Sarl:
5.00%, 04/01/28 .................. EUR 1,886 2,239,359
6.25%, 04/01/28 .................. GBP 1,724 2,400,473
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 5,317 5,197,368
9,837,200
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 10,364 10,857,015
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 26,181 26,298,416
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
. 6,098 6,562,973
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 26,784 28,524,960
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 20,712 21,769,348
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 36,848 39,611,600
Griffon Corp., 5.75%, 03/01/28 .......... 5,922 6,299,528
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 1,171 1,495,106
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 3,204 3,388,230
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 9,275 9,854,687
4.63%, 12/15/25 .................. 4,547 4,603,838
4.88%, 12/15/27 .................. 3,220 3,329,641
Masonite International Corp.
(b)
:
5.75%, 09/15/26 .................. 1,286 1,337,440
5.38%, 02/01/28 .................. 3,050 3,236,812
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 32,857 34,434,136
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 1,759 2,091,411

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
52
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
5.00%, 02/15/27
(b)
................. USD 5,355 $ 5,582,588
4.75%, 01/15/28
(b)
................. 604 626,106
4.38%, 07/15/30
(b)
................. 25,247 25,474,223
3.38%, 01/15/31
(b)
................. 15,253 14,452,217
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 13,390 13,975,812
263,806,087
Capital Markets — 0.8%
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 20,164 21,140,543
Credit Suisse Group AG
(a)(j)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
5,960 6,301,865
(USD Swap Semi 5 Year + 4.60%), 7.50% 969 1,048,776
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
3,800 4,042,144
(USD Swap Rate 5 Year + 4.33%), 7.25% . 2,400 2,603,520
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)
...................... 23,920 25,474,800
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)
...................... 20,460 20,664,600
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(b)
...................... 15,750 14,765,625
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 9,426 9,668,778
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(c)(e)(k)
:
5.38%, 10/17/12 .................. EUR 4,550 54,958
4.75%, 01/16/14 .................. 14,545 177,392
(EURIBOR 3 Month + 0.30%), 0.00%,
02/05/14
(a)
.................... 22,800 278,071
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK),
08/15/24
(i)
..................... 4,140 4,928,005
MSCI, Inc.
(b)
:
3.63%, 09/01/30 .................. USD 7,813 7,944,649
3.88%, 02/15/31 .................. 10,673 10,899,801
Owl Rock Capital Corp.:
3.75%, 07/22/25 .................. 21,163 21,942,620
4.25%, 01/15/26 .................. 13,774 14,454,840
3.40%, 07/15/26 .................. 7,115 7,206,634
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 10,170 10,400,383
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(j)
.......................... 13,275 13,095,787
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.86%),
5.12%
(a)(j)
..................... 900 953,329
198,047,120
Chemicals — 1.3%
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 2,540 2,956,318
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 .................. USD 11,994 12,537,328
3.38%, 02/15/29 .................. 14,644 14,280,829
Blue Cube Spinco LLC, 10.00%, 10/15/25 ... 6,221 6,563,155
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 1,320 1,567,314
Chemours Co. (The):
4.00%, 05/15/26 .................. 1,200 1,423,297
5.75%, 11/15/28
(b)
................. USD 8,287 8,725,506
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 93,548 92,308,480
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 29,410 30,806,975
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 14,110 14,514,957
HB Fuller Co., 4.25%, 10/15/28 ......... 7,592 7,713,928
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 37,988 42,747,896
Security
Par (000)
Par (000) Value
Chemicals (continued)
INEOS Finance plc, 3.38%, 03/31/26 ...... EUR 2,178 $ 2,624,385
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 6,220 6,033,400
Kraton Polymers LLC, 5.25%, 05/15/26 .... EUR 1,597 1,926,169
Kronos International, Inc., 3.75%, 09/15/25 .. 800 951,651
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 10,828 11,166,375
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 1,000 1,284,106
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 2,993 3,610,800
Nouryon Holding BV, 6.50%, 10/01/26 ..... 800 985,068
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 1,606 1,678,270
OCI NV:
3.13%, 11/01/24 .................. EUR 1,300 1,560,946
5.25%, 11/01/24
(b)
................. USD 4,834 5,027,360
3.63%, 10/15/25 .................. EUR 1,730 2,114,994
Olin Corp., 5.50%, 08/15/22 ........... USD 255 265,837
PQ Corp., 5.75%, 12/15/25
(b)
........... 32,061 32,862,525
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(b)
..................... 20,299 20,014,814
Synthomer plc, 3.88%, 07/01/25 ......... EUR 514 628,018
Valvoline, Inc., 3.63%, 06/15/31
(b)
........ USD 83 80,302
WR Grace & Co.-Conn., 5.63%, 10/01/24
(b)
.. 1,094 1,200,665
330,161,668
Commercial Services & Supplies — 2.5%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 26,650 27,083,062
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 132,221 140,217,726
9.75%, 07/15/27 .................. 45,038 49,415,694
APX Group, Inc.:
7.88%, 12/01/22 .................. 2,587 2,596,701
8.50%, 11/01/24 .................. 7,550 7,833,125
6.75%, 02/15/27
(b)
................. 14,991 16,081,146
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 10,790 11,046,263
6.38%, 05/01/25
(b)
................. 20,573 21,807,380
4.75%, 06/01/26 .................. 2,051 2,108,428
5.00%, 02/01/28
(b)
................. 8,894 9,229,748
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 1,038 1,096,388
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 4,516 4,764,380
5.13%, 07/15/29 .................. 9,714 10,312,674
Covanta Holding Corp., 5.00%, 09/01/30 ... 10,099 10,199,990
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. 18,205 18,205,000
9.50%, 11/01/27 .................. 14,500 16,049,615
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 5,193 5,348,790
3.75%, 08/01/25 .................. 16,709 16,959,635
5.13%, 12/15/26 .................. 43,866 46,223,797
8.50%, 05/01/27 .................. 16,900 18,611,125
4.00%, 08/01/28 .................. 22,638 21,902,265
3.50%, 09/01/28 .................. 13,176 12,780,720
IAA, Inc., 5.50%, 06/15/27
(b)
........... 13,777 14,448,629
Intrum AB:
3.13%, 07/15/24 .................. EUR 2,000 2,345,606
4.88%, 08/15/25 .................. 1,146 1,402,710
3.50%, 07/15/26 .................. 1,754 2,050,293
IPD 3 BV, 5.50%, 12/01/25 ............ 2,421 2,929,958
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 11,304 11,501,820
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 31,916 33,551,695
5.88%, 10/01/30 .................. 18,734 20,302,973
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. 3,134 3,342,881
5.75%, 04/15/26 .................. 6,437 6,965,156
3.38%, 08/31/27 .................. 6,225 6,038,250

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
53
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.25%, 01/15/28 .................. USD 20,590 $ 21,433,984
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 4,373 4,499,161
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 11,322 11,180,475
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 2,900 3,528,361
Verisure Holding AB:
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 791 944,766
3.88%, 07/15/26 .................. 1,525 1,843,546
3.25%, 02/15/27 .................. 4,581 5,412,430
Verisure Midholding AB, 5.25%, 02/15/29 ... 2,629 3,184,768
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 34,283 35,097,221
661,878,335
Communications Equipment — 0.9%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 45,735 48,550,675
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 25,047 25,549,193
5.00%, 03/15/27 .................. 20,910 20,714,073
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 19,751 20,368,219
6.00%, 03/01/26 .................. 10,183 10,729,674
8.25%, 03/01/27 .................. 2,988 3,197,160
7.13%, 07/01/28 .................. 20,427 21,695,108
Nokia OYJ, 6.63%, 05/15/39 ........... 10,393 12,789,210
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 28,844 30,254,905
6.50%, 07/15/28 .................. 39,003 41,072,499
234,920,716
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 21,064 21,228,299
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 7,681 7,700,202
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(j)
............ EUR 2,200 2,544,327
Heathrow Finance plc
(l)
:
5.25%, 03/01/24 .................. GBP 400 577,081
4.62%, 09/01/29 .................. 2,142 2,987,215
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 13,119 13,610,963
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 .................. 3,485 3,572,125
9.75%, 07/15/28 .................. 5,862 6,565,440
Pike Corp., 5.50%, 09/01/28
(b)
.......... 7,928 8,066,740
66,852,392
Consumer Finance — 1.2%
Ally Financial, Inc., 8.00%, 11/01/31 ...... 38,760 53,980,040
Encore Capital Group, Inc.:
4.88%, 10/15/25 .................. EUR 1,432 1,769,233
5.38%, 02/15/26 .................. GBP 1,000 1,436,432
Ford Motor Credit Co. LLC:
3.81%, 01/09/24 .................. USD 1,844 1,901,625
5.58%, 03/18/24 .................. 3,500 3,777,515
1.74%, 07/19/24 .................. EUR 542 638,369
3.66%, 09/08/24 .................. USD 13,120 13,579,266
4.06%, 11/01/24 .................. 10,022 10,513,579
4.69%, 06/09/25 .................. 5,702 6,051,675
5.13%, 06/16/25 .................. 31,514 34,035,120
4.13%, 08/04/25 .................. 10,779 11,274,026
3.25%, 09/15/25 .................. EUR 600 747,785
3.38%, 11/13/25 .................. USD 6,710 6,824,070
2.33%, 11/25/25 .................. EUR 6,200 7,456,144
4.39%, 01/08/26 .................. USD 16,342 17,176,586
4.27%, 01/09/27 .................. 846 877,725
4.13%, 08/17/27 .................. 7,728 7,979,160
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.82%, 11/02/27 .................. USD 2,510 $ 2,538,237
2.90%, 02/16/28 .................. 23,777 22,843,753
5.11%, 05/03/29 .................. 1,011 1,085,258
4.00%, 11/13/30 .................. 16,404 16,272,604
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... 19,100 18,251,441
Navient Corp.:
7.25%, 09/25/23 .................. 3,544 3,835,789
6.13%, 03/25/24 .................. 5,829 6,171,454
5.88%, 10/25/24 .................. 1,709 1,794,638
6.75%, 06/25/25 .................. 1,258 1,365,873
6.75%, 06/15/26 .................. 3,042 3,297,528
5.00%, 03/15/27 .................. 227 227,568
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 11,432 13,003,042
8.88%, 06/01/25 .................. 6,911 7,656,006
7.13%, 03/15/26 .................. 13,690 15,789,361
6.63%, 01/15/28 .................. 14,896 16,881,786
5.38%, 11/15/29 .................. 1,625 1,728,594
4.00%, 09/15/30 .................. 7,320 7,118,700
319,879,982
Containers & Packaging — 1.9%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 69,184 72,642,908
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28 .................. EUR 2,266 2,656,328
3.00%, 09/01/29 .................. 2,180 2,540,457
4.00%, 09/01/29
(b)
................. USD 72,351 72,233,068
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 .................. 2,954 3,104,610
4.13%, 08/15/26 .................. 19,692 20,178,983
4.75%, 07/15/27 .................. GBP 4,000 5,638,474
5.25%, 08/15/27 .................. USD 49,359 50,350,129
CANPACK SA, 3.13%, 11/01/25
(b)
........ 8,284 8,400,494
Crown Americas LLC:
4.75%, 02/01/26 .................. 69 71,553
4.25%, 09/30/26 .................. 8,441 8,968,563
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,896 2,282,310
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
7,326 7,793,033
Graphic Packaging International LLC:
4.88%, 11/15/22 .................. 223 233,035
4.75%, 07/15/27
(b)
................. 1,424 1,555,720
3.50%, 03/15/28
(b)
................. 519 516,405
3.50%, 03/01/29
(b)
................. 1,974 1,919,715
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 11,627 12,004,878
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
..................... 6,245 6,568,959
Kleopatra Finco SARL, 4.25%, 03/01/26 .... EUR 1,222 1,430,921
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. USD 18,537 19,857,761
10.50%, 07/15/27 ................. 14,017 15,609,331
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 16,665 16,894,144
OI European Group BV, 2.88%, 02/15/25 ... EUR 2,184 2,588,069
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 .................. USD 534 565,372
5.13%, 12/01/24 .................. 2,230 2,413,975
4.00%, 12/01/27 .................. 5,815 5,953,106
6.88%, 07/15/33 .................. 158 194,424
Silgan Holdings, Inc.:
3.25%, 03/15/25 .................. EUR 1,300 1,535,181
4.13%, 02/01/28 .................. USD 184 189,027
Trivium Packaging Finance BV
(l)
:
3.75%, 08/15/26 .................. EUR 1,853 2,226,252
5.50%, 08/15/26
(b)
................. USD 40,457 42,429,279

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
54
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.50%, 08/15/27
(b)
................. USD 94,099 $ 102,116,235
493,662,699
Distributors — 0.5%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 .................. 12,097 12,492,330
4.00%, 01/15/28 .................. 5,395 5,395,000
Core & Main LP, 6.13%, 08/15/25 ........ 90,214 92,590,237
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 3,247 3,238,882
9.00%, 11/15/26 .................. 4,777 4,772,462
118,488,911
Diversified Consumer Services — 0.3%
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 11,272 11,990,590
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 2,623 2,741,297
Laureate Education, Inc., 8.25%, 05/01/25
(b)
. 1,368 1,429,560
Rekeep SpA, 7.25%, 02/01/26 .......... EUR 3,102 3,886,899
Service Corp. International:
5.13%, 06/01/29 .................. USD 1,427 1,531,456
3.38%, 08/15/30 .................. 17,094 16,684,599
Sotheby's, 7.38%, 10/15/27
(b)
........... 42,781 46,261,662
84,526,063
Diversified Financial Services — 1.1%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 2,521 3,504,846
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ...................... 1,852 2,605,419
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. USD 7,510 7,885,500
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 .................. EUR 2,857 3,462,602
7.75%, 11/01/25 .................. GBP 1,554 2,213,620
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... USD 53,703 52,360,425
ProGroup AG, 3.00%, 03/31/26 ......... EUR 600 712,709
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. USD 31,366 37,403,955
7.38%, 09/01/25 .................. 16,679 18,201,793
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 23,693 24,581,488
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 119,762 128,411,212
281,343,569
Diversified Telecommunication Services — 6.1%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................. EUR 1,000 1,272,380
8.00%, 05/15/27 .................. 954 1,213,850
10.50%, 05/15/27
(b)
................ USD 134,006 150,719,228
6.00%, 02/15/28
(b)
................. 47,846 47,142,185
Altice France SA:
2.50%, 01/15/25 .................. EUR 1,577 1,803,299
7.38%, 05/01/26
(b)
................. USD 54,231 56,405,663
5.88%, 02/01/27 .................. EUR 4,300 5,370,380
8.13%, 02/01/27
(b)
................. USD 48,282 52,921,900
5.50%, 01/15/28
(b)
................. 25,331 25,957,689
4.13%, 01/15/29 .................. EUR 4,223 4,953,105
5.13%, 01/15/29
(b)
................. USD 10,979 11,116,237
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 .................. 31,439 33,240,926
5.00%, 02/01/28 .................. 22,257 23,540,116
5.38%, 06/01/29 .................. 12,358 13,253,955
4.75%, 03/01/30 .................. 15,962 16,540,623
4.50%, 08/15/30 .................. 44,648 45,505,242
4.25%, 02/01/31 .................. 44,559 44,657,921
4.50%, 05/01/32 .................. 48,257 48,860,212
Cellnex Telecom SA
(h)
:
0.50%, 07/05/28 .................. EUR 1,100 1,649,846
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
0.75%, 11/20/31 .................. EUR 8,700 $ 9,821,733
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. USD 34,421 35,496,656
8.00%, 10/15/25 .................. 6,103 6,491,548
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 35,785 38,652,452
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 35,457 37,584,420
5.00%, 05/01/28 .................. 42,413 43,192,551
6.75%, 05/01/29 .................. 39,807 41,984,443
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(l)
.................... 4,260 4,409,100
Level 3 Financing, Inc.
(b)
:
4.63%, 09/15/27 .................. 12,420 12,782,291
4.25%, 07/01/28 .................. 26,371 26,669,256
3.75%, 07/15/29 .................. 20,366 19,931,186
Lorca Telecom Bondco SA:
4.00%, 09/18/27 .................. EUR 3,768 4,528,796
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 8,467 9,346,383
Series Y, 7.50%, 04/01/24 ........... 10,062 11,277,992
5.13%, 12/15/26
(b)
................. 52,600 55,407,788
4.00%, 02/15/27
(b)
................. 28,258 28,863,569
4.50%, 01/15/29
(b)
................. 38,735 37,778,245
Series P, 7.60%, 09/15/39 ........... 11,798 13,508,710
Series U, 7.65%, 03/15/42 ........... 34,957 39,763,587
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
..................... 3,234 3,379,530
QualityTech LP, 3.88%, 10/01/28
(b)
....... 15,525 15,447,375
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 5,600 5,901,000
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 64,856 81,781,470
8.75%, 03/15/32 .................. 63,377 93,718,739
Switch Ltd., 3.75%, 09/15/28
(b)
.......... 25,783 25,389,036
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 16,703 19,660,433
6.00%, 09/30/34 .................. 21,001 23,818,284
7.20%, 07/18/36 .................. 11,490 14,500,749
7.72%, 06/04/38 .................. 8,383 11,180,826
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 3,262 5,611,326
Telecom Italia SpA:
4.00%, 04/11/24 .................. 2,764 3,496,190
5.30%, 05/30/24
(b)
................. USD 13,657 14,791,555
2.75%, 04/15/25 .................. EUR 2,313 2,846,722
3.00%, 09/30/25 .................. 1,000 1,256,670
2.88%, 01/28/26 .................. 500 619,412
3.63%, 05/25/26 .................. 1,900 2,450,943
1.63%, 01/18/29 .................. 3,643 4,173,853
Telesat Canada, 4.88%, 06/01/27
(b)
....... USD 21,178 21,178,000
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 4,933 5,789,673
Virgin Media Secured Finance plc:
5.25%, 05/15/29 .................. GBP 300 441,497
5.50%, 05/15/29
(b)
................. USD 16,773 17,800,346
4.50%, 08/15/30
(b)
................. 13,714 13,833,997
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 43,076 42,322,170
6.13%, 03/01/28 .................. 92,764 95,199,055
1,590,204,314
Electric Utilities — 0.7%
ContourGlobal Power Holdings SA, 4.13%,
08/01/25 ...................... EUR 1,056 1,266,235
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(l)
.......... USD 10,811 11,621,825

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
55
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.65%, 03/01/30 .................. USD 2,038 $ 1,938,023
Series B, 2.25%, 09/01/30 ........... 1,684 1,561,910
Series C, 5.35%, 07/15/47
(l)
.......... 39,172 43,996,904
Series C, 3.40%, 03/01/50 ........... 12,282 10,746,750
FirstEnergy Transmission LLC
(b)
:
5.45%, 07/15/44 .................. 27,961 32,305,034
4.55%, 04/01/49 .................. 14,576 15,371,158
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
..................... 106 111,830
NRG Energy, Inc.:
5.75%, 01/15/28 .................. 35 37,187
3.63%, 02/15/31
(b)
................. 24,778 24,158,550
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 29,744 30,227,340
PG&E Corp., 5.25%, 07/01/30 .......... 15,837 16,787,220
Public Power Corp. SA, 3.88%, 03/30/26 ... EUR 1,907 2,274,316
192,404,282
Electrical Equipment — 0.2%
Orano SA:
3.38%, 04/23/26 .................. 500 633,316
2.75%, 03/08/28 .................. 1,000 1,213,264
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 .................. USD 3,212 3,565,320
5.00%, 10/01/25 .................. 10,564 11,673,220
4.00%, 04/15/29 .................. 24,429 24,869,455
41,954,575
Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 3,120 3,750,294
3.88%, 03/15/28 .................. 900 1,089,394
CDW LLC:
4.13%, 05/01/25 .................. USD 13,227 13,756,080
3.25%, 02/15/29 .................. 16,801 16,590,987
Itron, Inc., 5.00%, 01/15/26
(b)
........... 1,171 1,199,690
MTS Systems Corp., 5.75%, 08/15/27
(b)
.... 880 958,650
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
17,785 18,629,788
55,974,883
Energy Equipment & Services — 1.0%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 8,004 8,344,170
6.25%, 04/01/28 .................. 48,627 49,395,307
CGG SA, 7.75%, 04/01/27 ............ EUR 1,642 1,915,946
ChampionX Corp., 6.38%, 05/01/26 ....... USD 11,427 11,969,783
New Fortress Energy, Inc., 6.50%, 09/30/26
(b)
. 78,212 78,798,590
Pioneer Energy Services Corp.
(b)(e)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(a)
.................... 17,499 17,237,259
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(h)(i)
.................... 12,391 12,155,470
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 26,020 27,225,812
Tervita Corp., 11.00%, 12/01/25
(b)
........ 9,096 10,323,960
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 6,899 5,917,410
USA Compression Partners LP:
6.88%, 04/01/26 .................. 18,357 18,827,398
6.88%, 09/01/27 .................. 27,104 27,917,120
270,028,225
Entertainment — 1.1%
Cinemark USA, Inc., 5.88%, 03/15/26
(b)
.... 9,160 9,379,290
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 .................. 5,145 5,309,023
5.88%, 11/01/24 .................. 6,779 6,978,167
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(h)
................. 14,109 19,708,862
Security
Par (000)
Par (000) Value
Entertainment (continued)
4.88%, 11/01/24
(b)
................. USD 2,420 $ 2,462,834
2.00%, 02/15/25
(h)
................. 12,120 13,422,900
6.50%, 05/15/27
(b)
................. 69,513 77,159,430
4.75%, 10/15/27
(b)
................. 7,095 7,148,213
3.75%, 01/15/28
(b)
................. 13,618 13,430,752
Netflix, Inc.:
4.88%, 04/15/28 .................. 10,679 12,080,619
5.88%, 11/15/28 .................. 31,279 37,834,090
6.38%, 05/15/29 .................. 7,184 8,908,160
3.88%, 11/15/29 .................. EUR 1,030 1,437,668
5.38%, 11/15/29
(b)
................. USD 20,302 24,008,130
3.63%, 06/15/30 .................. EUR 6,167 8,454,271
4.88%, 06/15/30
(b)
................. USD 1,327 1,528,093
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 . GBP 2,679 3,767,135
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 23,453 23,105,895
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 .................. 6,577 6,761,814
3.88%, 07/15/30 .................. 7,383 7,454,209
290,339,555
Equity Real Estate Investment Trusts (REITs) — 2.9%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 5,138 5,289,571
Diversified Healthcare Trust, 9.75%, 06/15/25 12,907 14,610,724
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 15,271 14,885,016
GLP Capital LP:
4.00%, 01/15/30 .................. 9,461 9,841,805
4.00%, 01/15/31 .................. 6,544 6,763,061
Iron Mountain UK plc, 3.88%, 11/15/25 ..... GBP 4,932 6,876,087
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 .................. USD 8,371 8,695,376
5.25%, 07/15/30 .................. 22,150 22,854,370
5.63%, 07/15/32 .................. 26,448 27,638,160
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 30,390 32,619,663
4.63%, 06/15/25
(b)
................. 20,554 21,678,304
4.50%, 09/01/26 .................. 26,710 27,954,419
5.75%, 02/01/27 .................. 4,476 4,934,499
4.50%, 01/15/28 .................. 25,313 26,191,361
3.88%, 02/15/29
(b)
................. 21,973 21,887,854
MPT Operating Partnership LP:
2.50%, 03/24/26 .................. GBP 675 934,640
5.00%, 10/15/27 .................. USD 3,095 3,255,956
4.63%, 08/01/29 .................. 24,072 25,324,466
3.38%, 04/24/30 .................. GBP 1,425 1,967,039
3.50%, 03/15/31 .................. USD 69,810 68,505,949
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 41,176 42,148,577
4.50%, 02/15/29
(b)
................. 14,431 14,488,291
SBA Communications Corp.:
4.88%, 09/01/24 .................. 3,137 3,221,291
3.88%, 02/15/27 .................. 57,416 58,690,635
Service Properties Trust:
4.50%, 06/15/23 .................. 2,810 2,854,566
4.35%, 10/01/24 .................. 2,862 2,845,221
7.50%, 09/15/25 .................. 21,355 24,268,294
5.50%, 12/15/27 .................. 9,155 9,683,546
Uniti Group LP
(b)
:
6.00%, 04/15/23 .................. 14,142 14,371,807
7.88%, 02/15/25 .................. 9,927 10,728,556
6.50%, 02/15/29 .................. 45,994 45,419,075
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 6,504 6,621,885
4.25%, 12/01/26 .................. 55,705 56,990,950
3.75%, 02/15/27 .................. 22,580 22,580,000

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
56
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.63%, 12/01/29 .................. USD 26,831 $ 27,833,406
4.13%, 08/15/30 .................. 49,502 49,932,668
745,387,088
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 302 311,875
3.25%, 03/15/26
(b)
................. 31,210 31,090,466
4.63%, 01/15/27
(b)
................. 33,454 34,673,231
5.88%, 02/15/28
(b)
................. 19,068 20,331,255
4.88%, 02/15/30
(b)
................. 2,431 2,499,068
Bellis Acquisition Co. plc, 3.25%, 02/16/26 .. GBP 2,300 3,182,829
Bellis Finco plc, 4.00%, 02/16/27 ........ 660 912,151
Casino Guichard Perrachon SA:
3.58%, 02/07/25
(l)
................. EUR 1,900 2,175,145
4.05%, 08/05/26
(l)
................. 900 1,025,815
5.25%, 04/15/27 .................. 2,466 2,893,902
Iceland Bondco plc:
4.63%, 03/15/25 .................. GBP 2,000 2,724,941
4.38%, 05/15/28 .................. 2,135 2,841,178
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
........... EUR 3,900 4,567,081
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 6,852 7,323,075
US Foods, Inc.
(b)
:
6.25%, 04/15/25 .................. 8,772 9,403,584
4.75%, 02/15/29 .................. 24,368 24,368,000
150,323,596
Food Products — 2.1%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. 49,407 51,430,217
4.63%, 11/15/28 .................. 17,917 18,275,340
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 1,800 1,915,956
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 6,468 7,066,290
6.50%, 04/15/29 .................. 21,851 24,680,704
Kraft Heinz Foods Co.:
4.25%, 03/01/31 .................. 65,261 71,848,207
5.00%, 07/15/35 .................. 6,073 6,989,719
6.88%, 01/26/39 .................. 14,509 19,987,369
4.63%, 10/01/39 .................. 6,926 7,482,931
6.50%, 02/09/40 .................. 8,755 11,433,189
5.00%, 06/04/42 .................. 3,696 4,159,484
5.20%, 07/15/45 .................. 11,149 12,894,436
4.38%, 06/01/46 .................. 35,448 37,056,242
4.88%, 10/01/49 .................. 82,488 92,519,583
5.50%, 06/01/50 .................. 87,706 107,369,847
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
13,987 15,103,163
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 280 294,493
5.63%, 01/15/28 .................. 4,943 5,201,173
5.50%, 12/15/29 .................. 52 55,682
4.63%, 04/15/30 .................. 2,951 2,958,377
4.50%, 09/15/31 .................. 21,387 21,151,743
Premier Foods Finance plc, 6.25%, 10/15/23 . GBP 800 1,128,930
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 20,974 21,157,942
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 1,805 2,293,893
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 4,486 4,517,716
548,972,626
Gas Utilities — 0.0%
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 10,611 10,719,232
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 64,079 66,921,544
Hologic, Inc., 3.25%, 02/15/29
(b)
......... 5,281 5,214,988
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. USD 22,252 $ 23,923,125
7.25%, 02/01/28 .................. 56,057 61,419,413
Teleflex, Inc.:
4.88%, 06/01/26 .................. 2,653 2,719,325
4.63%, 11/15/27 .................. 1,930 2,043,388
4.25%, 06/01/28
(b)
................. 14,074 14,584,182
176,825,965
Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 .................. 12,004 12,637,211
5.00%, 04/15/29 .................. 9,416 9,771,172
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 9,719 10,302,140
4.63%, 08/01/29 .................. 7,561 7,523,195
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 26,167 28,358,486
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 8,648 9,199,310
CAB SELAS, 3.38%, 02/01/28 .......... EUR 2,092 2,443,966
Centene Corp.:
4.25%, 12/15/27 .................. USD 35,381 37,216,436
4.63%, 12/15/29 .................. 76,414 82,703,254
3.00%, 10/15/30 .................. 63,021 62,916,385
2.50%, 03/01/31 .................. 66,088 63,115,362
Community Health Systems Inc, 8.13%,
06/30/24
(b)
..................... 11,588 12,156,391
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. 62,093 65,547,233
8.00%, 03/15/26 .................. 97,252 105,158,588
5.63%, 03/15/27 .................. 48,668 50,979,730
6.00%, 01/15/29 .................. 41,906 44,315,595
6.88%, 04/15/29 .................. 17,572 18,395,600
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 12,330 12,562,544
Encompass Health Corp.:
4.50%, 02/01/28 .................. 955 978,035
4.75%, 02/01/30 .................. 17,551 18,054,731
4.63%, 04/01/31 .................. 6,979 7,223,265
HCA, Inc.:
5.38%, 02/01/25 .................. 17,023 18,989,412
5.38%, 09/01/26 .................. 12,556 14,156,890
5.63%, 09/01/28 .................. 40,402 46,462,300
5.88%, 02/01/29 .................. 11,815 13,764,475
3.50%, 09/01/30 .................. 60,813 61,328,073
Laboratoire Eimer Selas, 5.00%, 02/01/29 ... EUR 628 746,670
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. USD 11,850 12,590,625
4.38%, 02/15/27 .................. 2,392 2,344,160
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 17,640 17,375,400
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 17,981 19,227,083
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 5,536 5,826,640
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 .................. 18,678 19,218,915
3.88%, 11/15/30 .................. 22,087 22,722,001
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 21,165 22,593,637
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 9,909 10,726,492
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 11,086 11,487,867
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 36,990 37,811,604
10.00%, 04/15/27 ................. 31,121 34,310,903
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
........... EUR 3,429 4,074,107
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. USD 8,506 8,681,989
4.63%, 09/01/24
(b)
................. 11,186 11,507,597

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
57
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
7.50%, 04/01/25
(b)
................. USD 20,948 $ 22,616,927
4.88%, 01/01/26
(b)
................. 67,151 69,820,924
6.25%, 02/01/27
(b)
................. 6,881 7,265,407
5.13%, 11/01/27
(b)
................. 41,787 43,696,666
4.63%, 06/15/28
(b)
................. 4,423 4,533,487
6.13%, 10/01/28
(b)
................. 32,030 33,431,313
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 2,759 2,862,463
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 13,273 14,085,971
1,255,818,627
Health Care Technology — 0.1%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 12,786 13,281,458
5.00%, 05/15/27 .................. 837 883,700
14,165,158
Hotels, Restaurants & Leisure — 5.2%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 .................. 12,262 13,028,375
3.88%, 01/15/28 .................. 2,918 2,949,339
4.38%, 01/15/28 .................. 31,003 31,149,334
Accor SA:
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(j)
..................... EUR 1,800 2,177,023
0.70%, 12/07/27
(h)
................. 2,453 1,557,857
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 8,536 8,994,810
Aramark International Finance SARL, 3.13%,
04/01/25 ...................... EUR 1,140 1,344,771
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. USD 21,706 24,137,072
6.38%, 04/01/26 .................. 7,879 8,135,068
4.75%, 12/01/27 .................. 10,866 11,074,953
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 9,453 9,826,393
Burger King France SAS, 6.00%, 05/01/24 .. EUR 1,986 2,373,000
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 90,910 96,911,424
8.13%, 07/01/27 .................. 75,331 83,070,883
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 27,094 28,592,298
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 33,928 38,889,970
10.13%, 02/01/26 ................. EUR 1,876 2,546,879
10.50%, 02/01/26
(b)
................ USD 9,034 10,626,242
7.63%, 03/01/26 .................. EUR 1,857 2,354,194
5.75%, 03/01/27
(b)
................. USD 100,131 102,759,439
9.88%, 08/01/27
(b)
................. 13,487 15,879,459
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 13,107 13,917,930
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 50,549 53,204,844
6.50%, 10/01/28 .................. 3,917 4,210,775
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 30,057 31,415,576
4.75%, 01/15/28 .................. 21,020 21,739,620
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 600 606,780
4.75%, 05/22/25 .................. EUR 2,920 3,304,434
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(l)
................ 1,962 2,402,982
10.75%, (10.75% Cash or 10.75% PIK),
11/01/23
(i)
..................... 1,553 942,675
11.63%, (11.63% Cash or 11.63% PIK),
11/01/23
(b)(i)
.................... USD 1,300 668,092
CPUK Finance Ltd.:
4.25%, 08/28/22 .................. GBP 396 545,639
4.88%, 08/28/25 .................. 1,850 2,569,538
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. USD 5,045 $ 5,374,439
Gamma Bidco SpA, 6.25%, 07/15/25 ...... EUR 2,572 3,142,563
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 6,668 6,656,485
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 43,589 44,075,889
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................. 10,562 11,132,348
5.75%, 05/01/28
(b)
................. 11,868 12,773,172
4.88%, 01/15/30 .................. 37,511 39,791,669
4.00%, 05/01/31
(b)
................. 19,135 19,135,000
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 4,937 5,152,994
InterContinental Hotels Group plc, 3.38%,
10/08/28 ...................... GBP 813 1,181,903
International Game Technology plc:
3.50%, 07/15/24 .................. EUR 1,700 2,057,584
3.50%, 06/15/26 .................. 2,500 2,991,851
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... USD 8,718 9,384,491
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 26,415 27,175,752
8.00%, 04/15/26 .................. 16,423 16,915,690
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 1,952 2,038,620
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
7,701 8,143,808
MGM Resorts International:
7.75%, 03/15/22 .................. 15,111 15,917,927
6.00%, 03/15/23 .................. 13,120 14,054,800
5.75%, 06/15/25 .................. 744 810,960
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 9,259 10,863,585
5.88%, 03/15/26 .................. 14,059 14,199,590
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 24,376 24,833,050
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 12,963 13,935,225
Powdr Corp., 6.00%, 08/01/25
(b)
......... 20,872 21,995,957
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 7,560 8,696,268
9.13%, 06/15/23 .................. 11,493 12,664,481
11.50%, 06/01/25 ................. 14,495 16,904,794
5.50%, 04/01/28 .................. 36,046 36,226,230
Scientific Games International, Inc.:
8.63%, 07/01/25
(b)
................. 13,100 14,242,320
5.00%, 10/15/25
(b)
................. 9,833 10,184,038
3.38%, 02/15/26 .................. EUR 8,200 9,606,524
8.25%, 03/15/26
(b)
................. USD 31,155 33,413,738
7.00%, 05/15/28
(b)
................. 7,540 8,057,319
7.25%, 11/15/29
(b)
................. 4,781 5,187,385
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 10,911 11,858,348
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 688 819,915
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 53,514 57,862,012
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 10,413 10,374,003
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 1,764 2,533,502
8.25%, 07/31/25 .................. 1,300 1,890,750
Travel + Leisure Co., 6.63%, 07/31/26
(b)
.... USD 11,413 12,957,750
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 11,406 12,161,648
Viking Cruises Ltd., 7.00%, 02/15/29
(b)
..... 3,554 3,659,554
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 10,562 10,670,789
Wagamama Finance plc, 4.13%, 07/01/22 ... GBP 2,800 3,849,658
Whitbread Group plc:
2.38%, 05/31/27 .................. 1,500 2,054,355
3.00%, 05/31/31 .................. 725 989,720
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... USD 10,404 10,523,646

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
58
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... USD 7,671 $ 8,032,534
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 15,193 16,470,503
5.13%, 10/01/29 .................. 61,062 62,496,957
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 10,681 11,682,344
4.75%, 01/15/30
(b)
................. 1,570 1,659,961
5.35%, 11/01/43 .................. 718 757,490
1,366,131,556
Household Durables — 0.8%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
. 3,575 3,807,375
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(b)
..................... 30,091 30,109,656
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
15,749 16,890,802
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 6,390 6,677,550
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 21,092 22,568,440
Lennar Corp., 4.75%, 05/30/25 ......... 16 17,820
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 7,685 8,040,431
4.63%, 03/01/30 .................. 13,421 13,330,811
Meritage Homes Corp., 5.13%, 06/06/27 .... 2,751 3,019,223
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
5,333 5,520,775
Newell Brands, Inc., 4.88%, 06/01/25 ...... 3,845 4,243,919
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
25,514 27,108,625
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 7,720 8,530,600
5.13%, 08/01/30 .................. 6,190 6,576,875
Tempur Sealy International, Inc.:
5.50%, 06/15/26 .................. 218 225,902
4.00%, 04/15/29
(b)
................. 23,932 23,812,340
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 639 690,919
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 1,663 1,837,615
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 .................. 4,958 5,305,060
5.70%, 06/15/28 .................. 3,737 4,130,170
Victoria plc, 3.63%, 08/24/26 ........... EUR 751 897,431
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... USD 15,640 15,933,250
209,275,589
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 14,377 14,520,770
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 .................. 6,161 6,353,531
4.38%, 03/31/29 .................. 1,324 1,328,634
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 14,586 14,586,000
Spectrum Brands, Inc.:
5.75%, 07/15/25 .................. 61 62,906
5.00%, 10/01/29
(b)
................. 6,057 6,390,135
5.50%, 07/15/30
(b)
................. 10,692 11,440,440
3.88%, 03/15/31
(b)
................. 7,898 7,730,168
62,412,584
Independent Power and Renewable Electricity Producers
— 0.5%
(b)
Calpine Corp.:
5.25%, 06/01/26 .................. 4,390 4,514,018
4.50%, 02/15/28 .................. 25,652 25,867,477
5.13%, 03/15/28 .................. 69,524 69,847,287
4.63%, 02/01/29 .................. 10,274 10,009,855
5.00%, 02/01/31 .................. 18,196 17,759,296
3.75%, 03/01/31 .................. 55 52,420
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... USD 6,026 $ 6,269,390
134,319,743
Insurance — 1.6%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(j)
................ EUR 2,800 3,511,111
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. USD 85,669 85,776,086
6.75%, 10/15/27 .................. 112,501 119,742,690
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 9,635 10,309,450
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(b)(i)
.......... 6,355 6,628,617
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... 18,985 19,345,715
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 1,984 2,894,601
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 15,058 16,168,527
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 14,724 15,791,490
HUB International Ltd., 7.00%, 05/01/26
(b)
... 55,202 57,322,309
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(j)
................ GBP 1,925 2,892,090
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
..... EUR 700 836,626
NFP Corp.
(b)
:
7.00%, 05/15/25 .................. USD 5,646 6,055,335
6.88%, 08/15/28 .................. 72,253 74,962,487
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 2,000 2,503,715
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... 2,625 3,255,915
427,996,764
Interactive Media & Services — 0.2%
(b)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... USD 29,292 29,784,838
Twitter, Inc., 3.88%, 12/15/27 ........... 17,374 18,216,465
48,001,303
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 17,407 17,407,000
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 .................. 7,055 7,460,663
3.50%, 03/01/29 .................. 10,144 9,966,480
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 .................. 13,767 14,066,570
4.13%, 08/01/30 .................. 9,305 9,331,147
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 115 113,585
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 1,000 1,392,800
59,738,245
IT Services — 1.5%
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. USD 7,796 7,781,967
6.13%, 12/01/28 .................. 3,394 3,495,820
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 5,164 5,254,370
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 1,247 1,537,303
9.75%, 09/01/26
(b)
................. USD 63,124 67,227,060
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
25,056 24,620,276
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
. 22,995 23,115,724
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 11,893 11,774,070
5.63%, 09/15/28 .................. 17,238 17,491,399
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 2,268 2,769,422
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... USD 14,648 14,316,955

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
59
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. USD 16,426 $ 16,939,312
3.75%, 10/01/30 .................. 27,987 27,755,548
Nexi SpA, 0.00%, 02/24/28
(h)(m)
.......... EUR 3,100 3,456,534
Northwest Fiber LLC
(b)
:
6.00%, 02/15/28 .................. USD 19,836 19,786,410
10.75%, 06/01/28 ................. 6,083 6,871,965
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 12,701 13,018,779
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 20,268 21,408,075
6.75%, 06/01/25 .................. 66,720 68,179,500
Twilio, Inc., 3.88%, 03/15/31 ........... 10,105 10,320,843
Unisys Corp., 6.88%, 11/01/27
(b)
......... 8,152 8,926,440
United Group BV:
4.88%, 07/01/24 .................. EUR 1,796 2,140,816
4.00%, 11/15/27 .................. 4,299 4,978,994
383,167,582
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. USD 7,750 8,148,738
5.88%, 12/15/27
(b)
................. 10,302 11,309,742
3.75%, 04/01/29
(b)
................. 7,999 8,048,994
6.20%, 10/01/40 .................. 4,651 5,453,297
5.45%, 11/01/41 .................. 11,575 12,645,687
45,606,458
Life Sciences Tools & Services — 0.2%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 .................. 8,238 8,485,140
4.00%, 03/15/31 .................. 7,678 7,805,071
Syneos Health, Inc., 3.63%, 01/15/29 ..... 32,838 31,934,955
48,225,166
Machinery — 1.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 12,691 13,468,324
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 7,709 7,641,546
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 17,196 18,195,518
Colfax Corp.
(b)
:
6.00%, 02/15/24 .................. 5,146 5,305,526
6.38%, 02/15/26 .................. 6,880 7,318,600
EnPro Industries, Inc., 5.75%, 10/15/26 .... 6,448 6,825,208
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 10,037 10,112,278
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 11,995 12,258,290
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
.......... 16,548 17,995,950
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 5,330 5,345,990
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
2,495 2,578,458
Navistar International Corp.
(b)
:
9.50%, 05/01/25 .................. 4,413 4,848,784
6.63%, 11/01/25 .................. 9,126 9,468,499
Novafives SAS, 5.00%, 06/15/25 ........ EUR 1,660 1,810,831
Platin 1426 GmbH, 5.38%, 06/15/23 ...... 2,023 2,391,864
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 27,588 28,148,036
Renk AG, 5.75%, 07/15/25 ............ EUR 1,523 1,864,518
Sofima Holding SpA:
3.75%, 01/15/28 .................. 1,907 2,250,316
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 1,560 1,843,499
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 7,007 7,515,007
Terex Corp.
(b)
:
5.63%, 02/01/25 .................. 4,154 4,270,852
5.00%, 05/15/29 .................. 22,820 23,623,264
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 35,975 37,367,232
Vertical Holdco GmbH:
6.63%, 07/15/28 .................. EUR 2,100 2,635,525
Security
Par (000)
Par (000) Value
Machinery (continued)
7.63%, 07/15/28
(b)
................. USD 20,056 $ 21,565,214
Vertical Midco GmbH, 4.38%, 07/15/27 .... EUR 2,069 2,548,117
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. USD 59,862 62,668,031
Wabash National Corp., 5.50%, 10/01/25
(b)
.. 14,911 15,246,497
337,111,774
Marine — 0.1%
CMA CGM SA, 7.50%, 01/15/26 ......... EUR 3,686 4,717,007
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 11,314 12,091,837
16,808,844
Media — 5.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 11,318 11,770,720
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 2,351 2,689,361
7.50%, 05/15/26
(b)
................. USD 60,366 63,082,470
3.00%, 01/15/28 .................. EUR 1,649 1,849,052
5.00%, 01/15/28
(b)
................. USD 21,472 21,202,204
AMC Networks, Inc.:
4.75%, 08/01/25 .................. 6,612 6,782,755
4.25%, 02/15/29 .................. 9,970 9,695,825
Block Communications, Inc., 4.88%, 03/01/28
(b)
6,846 6,972,719
Cable One, Inc.
(b)
:
1.13%, 03/15/28
(h)
................. 16,595 16,719,462
4.00%, 11/15/30 .................. 11,851 11,723,009
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c)(e)(k)
................... 625 —
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 29,240 30,559,016
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(b)
..................... 39,542 39,107,038
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 13,104 13,632,091
5.13%, 08/15/27
(b)
................. 88,390 88,898,243
CSC Holdings LLC:
5.25%, 06/01/24 .................. 15,856 17,104,660
5.38%, 02/01/28
(b)
................. 2,225 2,339,031
6.50%, 02/01/29
(b)
................. 5,587 6,173,635
5.75%, 01/15/30
(b)
................. 17,017 17,923,070
4.13%, 12/01/30
(b)
................. 20,063 19,928,177
4.63%, 12/01/30
(b)
................. 108,612 106,832,392
3.38%, 02/15/31
(b)
................. 14,149 13,335,433
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
15,649 11,267,280
DISH DBS Corp.:
6.75%, 06/01/21 .................. 23,677 23,866,416
5.88%, 07/15/22 .................. 56,935 59,468,608
5.00%, 03/15/23 .................. 50,252 52,425,399
5.88%, 11/15/24 .................. 26,788 28,015,426
7.75%, 07/01/26 .................. 37,462 41,348,120
DISH Network Corp.
(h)
:
2.38%, 03/15/24 .................. 17,298 16,627,702
3.38%, 08/15/26 .................. 24,335 23,393,236
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 9,966 10,302,352
GCI LLC, 4.75%, 10/15/28
(b)
........... 6,216 6,363,630
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 .................. 33,961 36,207,520
5.13%, 07/15/29 .................. 30,380 30,915,296
Liberty Broadband Corp.
(b)(h)
:
1.25%, 09/30/50 .................. 35,328 34,550,784
2.75%, 09/30/50 .................. 64,986 65,662,544
Meredith Corp., 6.88%, 02/01/26 ........ 3,026 3,112,014
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 8,651 8,994,445
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 14,710 14,857,100

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
60
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
4.25%, 01/15/29 .................. USD 9,794 $ 9,428,880
PFD ADELPHIA, Series B, 10.50%, 12/31/49
(c)
(e)(k)
......................... 800 —
Quebecor Media, Inc., 5.75%, 01/15/23 .... 1,537 1,638,442
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 41,652 42,120,585
6.50%, 09/15/28 .................. 88,901 93,875,011
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 .................. 1,213 1,191,772
5.38%, 01/15/31 .................. 11,208 11,123,940
SES SA, (EUR Swap Annual 5 Year + 5.40%),
5.63%
(a)(j)
..................... EUR 689 889,517
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... USD 30,977 29,854,084
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 19,099 20,035,806
5.50%, 07/01/29 .................. 12,869 13,914,606
4.13%, 07/01/30 .................. 17,481 17,501,103
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 1,442 1,817,463
Summer BC Holdco B SARL, 5.75%, 10/31/26 5,051 6,231,320
Summer BidCo BV
(i)
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 1,582 1,894,365
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 ..................... 1,165 1,400,544
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................. USD 988 1,004,055
4.63%, 03/15/28 .................. 446 453,805
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 7,800 8,190,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 48,964 52,687,712
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 8,403 8,508,037
6.63%, 06/01/27 .................. 20,711 22,117,795
UPC Holding BV, 3.88%, 06/15/29 ....... EUR 1,800 2,097,730
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 4,537 5,373,745
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 1,527 2,168,276
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 41,335 42,058,363
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. 3,625 3,779,063
5.13%, 02/28/30 .................. 14,336 14,658,560
Ziggo BV:
4.25%, 01/15/27 .................. EUR 2,738 3,339,466
5.50%, 01/15/27
(b)
................. USD 17,783 18,516,549
2.88%, 01/15/30 .................. EUR 1,018 1,197,259
4.88%, 01/15/30
(b)
................. USD 6,932 7,085,440
1,421,851,528
Metals & Mining — 2.1%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(l)
5,284 5,731,555
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 12,518 13,491,713
6.13%, 02/15/28 .................. 15,934 16,969,710
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 84,194 91,703,962
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 28,610 28,967,625
5.88%, 02/15/26 .................. 14,382 14,820,651
5.63%, 06/15/28 .................. 18,362 19,376,500
3.75%, 04/15/29 .................. 35,838 34,263,995
Freeport-McMoRan, Inc.:
4.55%, 11/14/24 .................. 3,140 3,432,758
4.38%, 08/01/28 .................. 23,605 25,039,004
5.45%, 03/15/43 .................. 70,979 85,387,737
Glencore Funding LLC, 0.00%, 03/27/25
(h)(m)
. 2,000 1,929,020
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... USD 10,979 $ 12,296,480
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 .................. 6,715 7,115,886
4.63%, 03/01/28 .................. 4,166 4,264,109
KME SE, 6.75%, 02/01/23 ............ EUR 800 795,213
New Gold, Inc.
(b)
:
6.38%, 05/15/25 .................. USD 4,100 4,223,000
7.50%, 07/15/27 .................. 31,772 32,906,260
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 34,262 35,760,962
4.75%, 01/30/30 .................. 55,001 56,689,531
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 . EUR 1,659 2,004,225
thyssenkrupp AG:
1.88%, 03/06/23 .................. 1,147 1,345,606
2.88%, 02/22/24 .................. 6,637 7,925,487
2.50%, 02/25/25 .................. 200 239,817
United States Steel Corp.:
6.25%, 03/15/26 .................. USD 1,088 1,099,331
6.88%, 03/01/29 .................. 21,122 21,597,245
Vedanta Resources Finance II plc
(b)
:
13.88%, 01/21/24 ................. 6,835 7,375,392
8.95%, 03/11/25 .................. 8,600 8,217,300
544,970,074
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 3,256 3,300,770
5.50%, 11/01/23
(b)
................. 2,231 2,331,395
5,632,165
Multiline Retail — 0.4%
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 33,253 36,770,170
Marks & Spencer plc, 4.50%, 07/10/27
(l)
.... GBP 3,400 4,959,756
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... USD 30,317 30,923,340
Nordstrom, Inc., 8.75%, 05/15/25
(b)
....... 35,220 39,860,746
112,514,012
Oil, Gas & Consumable Fuels — 10.2%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 39,441 40,821,435
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 .................. 32,411 34,858,679
5.75%, 03/01/27 .................. 6,451 6,452,419
Antero Resources Corp.
(b)
:
8.38%, 07/15/26 .................. 6,458 7,119,945
7.63%, 02/01/29 .................. 18,703 19,918,695
Apache Corp.:
4.88%, 11/15/27 .................. 13,789 14,133,725
4.38%, 10/15/28 .................. 1,751 1,745,747
5.10%, 09/01/40 .................. 13,237 12,939,168
5.25%, 02/01/42 .................. 4,362 4,296,570
4.75%, 04/15/43 .................. 19,266 17,869,215
4.25%, 01/15/44 .................. 1,654 1,488,583
5.35%, 07/01/49 .................. 5,923 5,656,465
Ascent Resources Utica Holdings LLC:
9.00%, 11/01/27 .................. 215 273,050
9.00%, 11/01/27
(b)
................. 27,183 34,522,410
Baytex Energy Corp., 8.75%, 04/01/27
(b)
.... 15,350 13,930,125
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
11,071 11,931,438
BP Capital Markets plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.17%), 4.25%
(a)(j)
................ GBP 1,475 2,155,441
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. USD 1,622 1,654,913
3.95%, 12/01/26 .................. 2,631 2,600,638
4.50%, 03/01/28
(b)
................. 1,567 1,570,917
5.85%, 11/15/43 .................. 7,448 7,234,727

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
61
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.60%, 10/15/44 .................. USD 10,558 $ 10,183,191
Callon Petroleum Co., 9.00%, 04/01/25
(b)
... 41,902 42,504,551
Centennial Resource Production LLC:
6.88%, 04/01/27
(b)
................. 9,314 8,289,460
3.25%, 04/01/28
(h)
................. 6,232 5,959,662
Cheniere Energy Partners LP:
5.63%, 10/01/26 .................. 5,046 5,276,602
4.50%, 10/01/29 .................. 34,396 35,669,340
4.00%, 03/01/31
(b)
................. 49,990 50,864,825
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 93,139 96,728,577
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 .................. 4,510 4,694,436
5.88%, 02/01/29 .................. 14,236 15,090,160
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 .................. 18,761 19,300,379
6.38%, 06/15/26 .................. 19,039 19,210,922
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 .................. 9,075 9,747,548
6.00%, 01/15/29 .................. 16,436 17,079,963
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
..................... 9,807 9,612,919
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. 7,533 7,815,488
9.75%, 08/15/26 .................. 11,803 12,835,762
6.75%, 03/01/29
(b)
................. 41,392 42,426,800
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 7,025 7,030,620
4.50%, 04/15/23 .................. 2,361 2,445,288
5.75%, 01/15/31
(b)
................. 21,791 24,620,779
4.90%, 06/01/44 .................. 16,264 16,264,325
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(l)
................. 7,097 7,098,419
5.63%, 05/01/27
(b)
................. 10,081 9,904,583
6.00%, 02/01/29
(b)
................. 13,065 12,869,025
CrownRock LP, 5.63%, 10/15/25
(b)
....... 71,571 73,018,166
DCP Midstream Operating LP
(b)
:
6.45%, 11/03/36 .................. 18,909 21,130,808
6.75%, 09/15/37 .................. 13,525 15,097,281
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
..................... 29,991 32,021,991
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 12,619 13,486,430
5.50%, 01/30/26 .................. 38,367 39,817,273
5.75%, 01/30/28 .................. 23,826 25,167,880
Energy Transfer Operating LP, 6.50%, 02/01/42 16,608 19,805,630
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................. 12,534 12,120,127
5.38%, 06/01/29 .................. 502 469,370
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 14,993 15,112,944
4.15%, 06/01/25 .................. 377 368,597
4.85%, 07/15/26 .................. 1,948 1,881,826
5.60%, 04/01/44 .................. 8,933 7,414,390
5.05%, 04/01/45 .................. 1,662 1,285,607
EQM Midstream Partners LP:
4.00%, 08/01/24 .................. 5,000 5,086,050
6.00%, 07/01/25
(b)
................. 18,139 19,522,099
4.13%, 12/01/26 .................. 1,685 1,672,362
6.50%, 07/01/27
(b)
................. 23,149 25,168,750
5.50%, 07/15/28 .................. 9,013 9,461,307
4.50%, 01/15/29
(b)
................. 17,013 16,578,488
4.75%, 01/15/31
(b)
................. 32,291 31,322,270
EQT Corp.:
7.63%, 02/01/25
(l)
................. 3,000 3,452,655
3.90%, 10/01/27 .................. 20,163 20,566,260
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.50%, 02/01/30
(l)
................. USD 14,424 $ 18,394,927
Genesis Energy LP:
5.63%, 06/15/24 .................. 11,166 10,914,765
6.50%, 10/01/25 .................. 355 347,989
8.00%, 01/15/27 .................. 14,593 14,775,704
7.75%, 02/01/28 .................. 1,513 1,513,454
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 7,192 6,400,880
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 24,937 26,799,794
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. 9,696 9,986,880
5.13%, 06/15/28 .................. 2,763 2,793,393
Hilcorp Energy I LP
(b)
:
5.75%, 02/01/29 .................. 9,036 9,115,065
6.00%, 02/01/31 .................. 11,897 12,075,455
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 11,011 11,151,941
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
..................... 37,051 36,503,016
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
1,275 1,275,000
Matador Resources Co., 5.88%, 09/15/26 ... 40,329 39,270,364
MEG Energy Corp.
(b)
:
6.50%, 01/15/25 .................. 23,521 24,296,017
7.13%, 02/01/27 .................. 7,601 7,962,048
5.88%, 02/01/29 .................. 11,225 11,253,062
Murphy Oil Corp.:
5.75%, 08/15/25 .................. 6,527 6,525,694
6.38%, 07/15/28 .................. 7,994 7,999,796
6.37%, 12/01/42
(l)
................. 1,714 1,559,740
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
4,226 4,241,847
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 83,380 85,664,612
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
29,274 30,079,035
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 12,239 16,233,590
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
38,747 38,524,205
NuStar Logistics LP:
5.75%, 10/01/25 .................. 9,223 9,873,406
6.00%, 06/01/26 .................. 6,462 6,966,585
6.38%, 10/01/30 .................. 1,866 2,017,613
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 24,146 24,155,055
2.70%, 02/15/23 .................. 18,572 18,529,656
6.95%, 07/01/24 .................. 5,108 5,604,957
2.90%, 08/15/24 .................. 34,146 33,771,760
5.50%, 12/01/25 .................. 9,181 9,708,907
3.40%, 04/15/26 .................. 5,479 5,320,109
3.20%, 08/15/26 .................. 1,221 1,171,562
3.00%, 02/15/27 .................. 400 376,380
7.20%, 03/15/29 .................. 5,695 6,236,025
8.88%, 07/15/30 .................. 3,023 3,812,003
6.13%, 01/01/31 .................. 17,199 18,991,136
4.30%, 08/15/39 .................. 27,765 23,544,998
6.20%, 03/15/40 .................. 36,152 37,146,180
4.50%, 07/15/44 .................. 18,665 15,909,673
4.63%, 06/15/45 .................. 41,835 36,609,808
6.60%, 03/15/46 .................. 3,328 3,544,653
4.40%, 04/15/46 .................. 30,470 26,095,727
4.10%, 02/15/47 .................. 5,577 4,468,683
4.20%, 03/15/48 .................. 21,725 17,653,735
4.40%, 08/15/49 .................. 14,073 11,768,827
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 .................. 6,802 7,024,906
5.38%, 01/01/26 .................. 2,656 2,926,981
Ovintiv, Inc.:
7.38%, 11/01/31 .................. 6,283 7,991,941
6.50%, 08/15/34 .................. 8,661 10,485,581

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
62
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Parkland Corp.
(b)
:
5.88%, 07/15/27 .................. USD 10,300 $ 10,982,375
4.50%, 10/01/29 .................. 21,507 21,533,884
Parsley Energy LLC
(b)
:
5.63%, 10/15/27 .................. 1,691 1,832,621
4.13%, 02/15/28 .................. 20,804 22,026,235
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 67,282 68,691,558
PDC Energy, Inc.:
1.13%, 09/15/21
(h)
................. 14,275 14,150,094
6.13%, 09/15/24 .................. 9,909 10,167,872
6.25%, 12/01/25 .................. 2,220 2,231,100
5.75%, 05/15/26 .................. 16,264 16,869,834
Plains All American Pipeline LP, 6.65%,
01/15/37 ...................... 8,186 9,575,353
Range Resources Corp.:
5.88%, 07/01/22 .................. 1,521 1,528,605
5.00%, 08/15/22 .................. 24,638 25,074,093
5.00%, 03/15/23 .................. 7,336 7,455,210
4.88%, 05/15/25 .................. 6,830 6,761,700
9.25%, 02/01/26 .................. 2,104 2,286,038
8.25%, 01/15/29
(b)
................. 7,819 8,366,330
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 15,781 16,477,258
Repsol International Finance BV
(a)(j)
:
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 1,250 1,572,312
(EUR Swap Annual 5 Year + 4.41%), 4.25% 2,710 3,499,791
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 3,755 4,634,892
SM Energy Co.:
6.13%, 11/15/22 .................. USD 2,667 2,629,715
5.00%, 01/15/24 .................. 1,102 1,036,431
10.00%, 01/15/25
(b)
................ 53,877 60,611,625
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 18,800 18,800,000
7.50%, 04/01/26 .................. 792 837,952
8.38%, 09/15/28 .................. 5,191 5,697,122
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 .................. 16,910 17,814,422
5.40%, 10/01/47 .................. 23,962 25,873,981
Sunoco LP:
5.50%, 02/15/26 .................. 1,578 1,621,064
6.00%, 04/15/27 .................. 637 666,461
4.50%, 05/15/29
(b)
................. 7,620 7,591,425
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 3,297 3,346,455
7.50%, 10/01/25 .................. 9,745 10,489,031
6.00%, 12/31/30 .................. 10,002 9,886,977
Targa Resources Partners LP:
4.25%, 11/15/23 .................. 608 610,432
5.88%, 04/15/26 .................. 12,267 12,842,016
5.38%, 02/01/27 .................. 1,247 1,293,220
6.50%, 07/15/27 .................. 11,294 12,272,964
5.00%, 01/15/28 .................. 18,580 19,346,425
6.88%, 01/15/29 .................. 5,588 6,156,299
5.50%, 03/01/30 .................. 21,171 22,229,550
4.88%, 02/01/31
(b)
................. 14,059 14,245,282
Teine Energy Ltd., 6.88%, 04/15/29
(b)
...... 13,205 13,364,780
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 3,297 3,404,153
5.00%, 01/31/28 .................. 63 67,980
4.75%, 01/15/30 .................. 10,487 10,888,757
Trafigura Funding SA, 3.88%, 02/02/26 .... EUR 2,350 2,750,333
UGI International LLC, 3.25%, 11/01/25 .... 1,700 2,036,145
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
USD 41,856 41,856,000
Vine Oil & Gas LP, 8.75%, 04/15/23
(b)
...... 4,356 4,636,962
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 9,349 9,722,960
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP:
3.95%, 06/01/25 .................. USD 11,043 $ 11,341,271
4.75%, 08/15/28 .................. 2,229 2,329,305
5.45%, 04/01/44 .................. 23,455 24,053,103
5.30%, 03/01/48 .................. 27,742 27,840,207
5.50%, 08/15/48 .................. 5,569 5,480,564
6.50%, 02/01/50
(l)
................. 57,591 62,270,269
2,668,750,403
Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23
(b)
......... 9,325 10,105,969
Sappi Papier Holding GmbH, 3.63%, 03/15/28 EUR 1,308 1,536,069
11,642,038
Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23 .................. 4,000 4,583,897
4.75%, 04/15/26 .................. 1,700 1,899,193
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
USD 6,371 6,727,776
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 12,066 11,507,948
24,718,814
Pharmaceuticals — 2.1%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 9,296 10,299,968
8.50%, 01/31/27 .................. 39,428 43,740,437
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 .................. 3,398 3,483,630
9.00%, 12/15/25 .................. 10,374 11,271,040
5.75%, 08/15/27 .................. 18,173 19,558,691
7.00%, 01/15/28 .................. 24,811 26,933,581
5.00%, 01/30/28 .................. 8,674 8,782,425
5.00%, 02/15/29 .................. 37,630 37,371,294
6.25%, 02/15/29 .................. 41,363 43,967,243
7.25%, 05/30/29 .................. 21,116 23,570,735
5.25%, 01/30/30 .................. 25,457 25,589,376
5.25%, 02/15/31 .................. 20,722 20,622,949
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................. 5,833 6,110,067
2.38%, 03/01/28 .................. EUR 6,615 7,720,253
3.13%, 02/15/29
(b)
................. USD 14,402 13,825,920
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 .................. EUR 1,830 2,173,939
4.38%, 01/15/28 .................. 1,705 2,089,429
5.50%, 01/15/28
(b)
................. USD 18,805 19,534,070
Elanco Animal Health, Inc., 5.90%, 08/28/28
(l)
. 4,050 4,591,688
Endo DAC
(b)
:
9.50%, 07/31/27 .................. 42,798 46,489,328
6.00%, 06/30/28 .................. 19,900 16,119,000
Endo Luxembourg Finance Co. I Sarl, 6.13%,
04/01/29
(b)
..................... 36,965 37,288,444
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 2,300 2,722,887
7.25%, 09/30/25 .................. 1,599 1,940,684
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 3,031 3,554,112
P&L Development LLC, 7.75%, 11/15/25
(b)
... USD 18,871 20,191,970
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 66,620 70,660,503
Rossini SARL, 6.75%, 10/30/25 ......... EUR 1,952 2,420,734
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. 3,600 4,647,850
4.50%, 03/01/25 .................. 2,300 2,837,128
1.88%, 03/31/27 .................. 600 658,544
1.63%, 10/15/28 .................. 500 530,830

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
63
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV:
7.13%, 01/31/25 .................. USD 245 $ 269,427
3.15%, 10/01/26 .................. 10,000 9,518,750
551,086,926
Professional Services — 0.6%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 7,006 6,970,970
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 3,361 3,467,476
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 16,134 17,226,272
10.25%, 02/15/27 ................. 19,604 21,882,965
House of Finance NV (The), 4.38%, 07/15/26 . EUR 1,400 1,665,011
Intertrust Group BV, 3.38%, 11/15/25 ...... 4,373 5,256,423
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 .................. USD 21,926 22,875,396
5.00%, 06/15/28 .................. 39,897 41,552,725
KBR, Inc., 4.75%, 09/30/28
(b)
........... 13,182 13,389,617
La Financiere Atalian SASU, 5.13%, 05/15/25 EUR 1,295 1,472,024
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 11,711 12,106,246
147,865,125
Real Estate Management & Development — 0.5%
ADLER Group SA:
3.25%, 08/05/25 .................. EUR 2,200 2,690,155
2.75%, 11/13/26 .................. 500 598,347
2.25%, 01/14/29 .................. 800 899,367
ADLER Real Estate AG, 3.00%, 04/27/26 ... 900 1,102,766
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(j)
................ 2,100 2,562,979
Canary Wharf Group Investment Holdings plc:
1.75%, 04/07/26 .................. 1,475 1,743,328
3.38%, 04/23/28 .................. GBP 1,375 1,881,264
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(j)
................ EUR 400 480,807
Consus Real Estate AG, 9.63%, 05/15/24 ... 2,441 3,017,574
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ USD 22,559 24,391,919
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 1,200 1,357,987
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)
...... 2,825 3,286,964
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 8,725 9,118,716
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 1,897 1,949,167
Heimstaden Bostad AB
(a)(j)
:
(EUR Swap Annual 5 Year + 3.67%), 3.25% EUR 925 1,117,290
(EUR Swap Annual 5 Year + 3.91%), 3.37% 1,300 1,572,562
(EUR Swap Annual 5 Year + 3.15%), 2.62% 3,925 4,556,267
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 .................. USD 16,561 17,409,751
4.13%, 02/01/29 .................. 8,811 8,614,691
4.38%, 02/01/31 .................. 17,447 17,087,156
Peach Property Finance GmbH:
3.50%, 02/15/23 .................. EUR 1,163 1,384,088
4.38%, 11/15/25 .................. 1,270 1,550,692
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. USD 8,964 9,786,895
5.75%, 01/15/29 .................. 18,576 18,320,580
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(l)
................ GBP 3,266 4,614,869
141,096,181
Road & Rail — 0.9%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
USD 8,549 8,843,299
EC Finance plc, 2.38%, 11/15/22 ........ EUR 1,300 1,466,121
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Loxam SAS:
4.25%, 04/15/24 .................. EUR 1,100 $ 1,299,645
3.25%, 01/14/25 .................. 1,631 1,894,454
3.75%, 07/15/26 .................. 1,202 1,416,633
5.75%, 07/15/27 .................. 989 1,151,863
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(j)
................ GBP 1,050 1,496,384
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 23,447 24,051,933
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 58,250 62,861,653
0.00%, 12/15/25
(h)(m)
............... 25,622 26,919,114
8.00%, 11/01/26 .................. 24,774 26,817,855
7.50%, 09/15/27 .................. 45,981 50,789,725
6.25%, 01/15/28 .................. 14,188 15,453,569
224,462,248
Semiconductors & Semiconductor Equipment — 0.4%
ams AG
(h)
:
0.00%, 03/05/25
(m)
................ EUR 1,800 1,761,808
2.13%, 11/03/27 .................. 1,600 1,886,115
Entegris, Inc., 4.38%, 04/15/28
(b)
........ USD 4,461 4,599,960
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.87%
(a)(j)
............ EUR 2,000 2,444,948
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
USD 56,000 58,505,861
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 21,231 21,839,268
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 14,957 14,841,831
105,879,791
Software — 2.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 29,586 31,213,230
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 42,124 43,177,100
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 5,621 7,014,937
7.13%, 10/02/25
(b)
................. USD 31,158 33,416,955
9.13%, 03/01/26
(b)
................. 42,315 45,043,471
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)
........... EUR 1,213 1,421,774
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. USD 33,509 34,053,521
4.25%, 01/31/26 .................. 36,045 37,430,210
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 23,887 24,697,247
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 16,748 17,082,960
CDK Global, Inc., 4.88%, 06/01/27 ....... 3,256 3,401,706
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 68,086 69,403,464
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 11,726 11,464,510
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 5,403 5,541,047
Nuance Communications, Inc., 5.63%, 12/15/26 4,984 5,226,970
Open Text Corp., 3.88%, 02/15/28
(b)
...... 14,687 14,785,109
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 4,386 4,446,044
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 734 753,268
4.00%, 02/15/28 .................. 7,643 7,757,645
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 33,389 33,689,501
Solera LLC, 10.50%, 03/01/24
(b)
......... 120,694 124,688,971
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 78,898 84,030,315
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 76,607 79,567,861
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
20,436 20,042,198
739,350,014
Specialty Retail — 2.0%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 7,004 7,164,462
4.75%, 03/01/30 .................. 4,457 4,604,081

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
64
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(i)
.. USD 10,941 $ 11,351,287
Carvana Co., 5.50%, 04/15/27
(b)
......... 21,854 21,968,733
Dufry One BV:
2.50%, 10/15/24 .................. EUR 1,000 1,150,266
2.00%, 02/15/27 .................. 751 826,095
eG Global Finance plc:
4.38%, 02/07/25 .................. 817 935,504
6.75%, 02/07/25
(b)
................. USD 27,676 28,298,710
6.25%, 10/30/25 .................. EUR 6,309 7,530,999
8.50%, 10/30/25
(b)
................. USD 16,076 17,116,439
6.25%, 03/30/26 .................. GBP 1,370 1,879,238
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... USD 9,060 10,577,550
Goldstory SASU, 5.38%, 03/01/26 ....... EUR 1,235 1,482,392
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 3,037 3,018,019
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
9,662 9,652,338
L Brands, Inc.:
6.88%, 07/01/25
(b)
................. 27,372 30,415,766
6.63%, 10/01/30
(b)
................. 10,188 11,632,658
6.88%, 11/01/35 .................. 19,525 23,269,700
6.75%, 07/01/36 .................. 3,311 3,906,980
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 28,578 29,435,340
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 1,671 1,969,613
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... USD 4,526 4,752,300
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 13,322 13,610,688
5.50%, 05/15/26 .................. 2,732 2,811,364
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 .................. 27,686 28,314,749
7.75%, 02/15/29 .................. 71,575 77,476,359
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 24,761 25,565,732
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 26,477 27,767,754
Staples, Inc., 7.50%, 04/15/26
(b)
......... 41,455 43,724,661
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 546 602,481
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 364 401,785
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... USD 36,033 38,255,876
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
............ 17,016 17,739,180
509,209,099
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 8,326 9,273,083
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 1,512 2,258,494
NCR Corp.
(b)
:
5.75%, 09/01/27 .................. USD 4,998 5,288,509
5.00%, 10/01/28 .................. 7,692 7,768,920
5.13%, 04/15/29 .................. 14,148 14,254,180
6.13%, 09/01/29 .................. 9,012 9,541,455
5.25%, 10/01/30 .................. 6,891 6,977,999
Xerox Corp., 4.80%, 03/01/35 .......... 11,712 11,717,388
67,080,028
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... 12,273 11,966,420
European TopSoho SARL, 4.00%, 09/21/21
(c)(h)
(k)
.......................... EUR 2,700 2,622,480
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... USD 937 991,463
Levi Strauss & Co.:
5.00%, 05/01/25 .................. 1,845 1,880,941
3.50%, 03/01/31
(b)
................. 9,014 8,698,510
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 .................. 2,617 2,791,148
5.63%, 03/15/27 .................. 2,686 2,837,088
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc., 6.38%, 05/15/25
(b)
USD 4,722 $ 5,028,930
36,816,980
Thrifts & Mortgage Finance — 0.6%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 1,100 1,341,889
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... USD 39,936 43,155,840
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 23,474 23,239,260
Jerrold Finco plc, 5.25%, 01/15/27 ....... GBP 2,847 3,973,935
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
..................... USD 17,966 17,696,510
MGIC Investment Corp., 5.25%, 08/15/28 ... 11,025 11,452,219
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 15,472 16,052,200
5.50%, 08/15/28 .................. 14,630 14,689,251
5.13%, 12/15/30 .................. 9,852 9,716,535
PennyMac Financial Services, Inc., 4.25%,
02/15/29
(b)
..................... 4,086 3,907,238
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 12,329 12,329,000
157,553,877
Trading Companies & Distributors — 0.6%
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 7,383 7,733,693
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. 6,642 7,206,570
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 .................. 5,358 5,599,110
9.75%, 08/01/27 .................. 3,399 3,870,611
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 16,923 16,711,462
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 6,230 6,058,675
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 18,735 19,937,787
United Rentals North America, Inc.:
3.88%, 11/15/27 .................. 1,961 2,032,086
5.25%, 01/15/30 .................. 2,941 3,191,868
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 36,801 40,241,893
7.25%, 06/15/28 .................. 36,673 40,941,554
153,525,309
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(j)
.. EUR 1,900 2,282,563
Atlantia SpA, 1.88%, 02/12/28 .......... 4,293 5,085,792
Autostrade per l'Italia SpA:
1.88%, 11/04/25 .................. 700 844,466
1.75%, 06/26/26 .................. 500 598,312
1.75%, 02/01/27 .................. 1,700 2,035,854
2.00%, 12/04/28 .................. 3,754 4,504,309
2.00%, 01/15/30 .................. 2,948 3,504,288
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28 .......... 4,375 5,215,217
Getlink SE, 3.50%, 10/30/25 ........... 3,119 3,803,958
27,874,759
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... USD 8,022 8,202,495
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ...................... GBP 3,279 4,574,487
12,776,982
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 134,179 142,865,748
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 14,876 15,656,990

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
65
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... USD 3,334 $ 3,669,034
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(i)
.......... 24,542 22,953,792
Matterhorn Telecom SA, 4.00%, 11/15/27 ... EUR 4,500 5,361,057
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
........................... USD 5,702 5,716,255
4.50%, 04/20/25 .................. EUR 1,400 1,797,240
4.75%, 07/30/25 .................. 1,409 1,832,026
3.13%, 09/19/25 .................. 2,600 3,159,821
5.00%, 04/15/28 .................. 2,096 2,771,372
4.00%, 09/19/29 .................. 1,408 1,760,287
Sprint Corp.:
7.88%, 09/15/23 .................. USD 10,849 12,400,407
7.13%, 06/15/24 .................. 14,210 16,359,262
7.63%, 03/01/26 .................. 29,944 36,672,417
Telefonica Europe BV
(a)(j)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 100 131,342
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... 4,600 6,041,751
(EUR Swap Annual 6 Year + 4.11%), 4.37% 4,000 5,096,967
(EUR Swap Annual 8 Year + 2.97%), 3.87% 3,500 4,422,545
T-Mobile USA, Inc.:
5.13%, 04/15/25 .................. USD 866 879,345
4.50%, 02/01/26 .................. 457 467,568
4.75%, 02/01/28 .................. 5,709 6,070,196
2.88%, 02/15/31 .................. 30,756 29,725,674
3.50%, 04/15/31 .................. 28,521 28,734,907
Vmed O2 UK Financing I plc:
3.25%, 01/31/31 .................. EUR 2,726 3,213,225
4.25%, 01/31/31
(b)
................. USD 3,235 3,144,743
Vodafone Group plc
(a)
:
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78 ..................... EUR 2,700 3,564,293
(USD Swap Semi 5 Year + 3.05%), 6.25%,
10/03/78 ..................... USD 4,000 4,410,000
(EUR Swap Annual 5 Year + 2.67%), 3.10%,
01/03/79 ..................... EUR 3,500 4,276,508
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80 .......... 2,300 2,782,280
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
USD 12,953 13,518,075
389,455,127
Total Corporate Bonds — 83.5%
(Cost: $20,700,575,904) ............................ 21,757,370,839
Floating Rate Loan Interests — 9.9%
Aerospace & Defense — 0.4%
(a)
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(n)
...................... 24,059 24,038,636
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(e)(n)
..................... 23,381 23,731,715
Peraton Corp., Term Loan, 02/01/28
(n)
...... 42,341 42,305,758
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 10,054 10,079,574
Sequa Mezzanine Holdings LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 10.75%),
11.75%
,
 04/28/24 ................. 125 115,937
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 . 14,250 14,291,896
114,563,516
Security
Par (000)
Par (000) Value
Airlines — 0.3%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(n)
...................... USD 46,319 $ 47,405,044
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 4,236 4,331,272
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 23,672 24,831,928
76,568,244
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26
(a)
13,769 13,613,988
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(a)
..... 4,045 4,046,377
Building Products — 0.0%
(a)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 7,419 7,364,544
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 5,399 5,392,186
12,756,730
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.13%
,
 06/03/26
(a)
.... 5,586 5,531,176
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 36,580 36,442,825
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 20,044 20,290,746
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.86%
,
 03/30/26 . 2,354 2,334,138
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27 .................. 20,481 20,369,665
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ............ 5,974 5,869,156
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/01/25 ..... 2,474 2,434,400
87,740,930
Commercial Services & Supplies — 0.6%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 07/10/26 .................. 1,980 1,973,020
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 102,038 100,342,124
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 09/06/24 ....... 35,961 35,755,338
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 . 5,576 5,575,835
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 .................. 2,792 2,732,982
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 11/02/26 .. 1,455 1,453,846
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(e)
................. 12,384 12,755,520
160,588,665

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
66
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan:
(a)
(LIBOR USD 1 Month + 3.00%),
3.11%, 05/23/25 ................ USD 17,740 $ 17,486,731
(LIBOR USD 1 Month + 4.25%),
4.36%, 05/23/25 ................ 10,923 10,868,770
28,355,501
Construction Materials — 0.1%
(a)
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 5,426 5,400,059
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 6,585 6,586,329
Foundation Building Materials, Inc., 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28 ................ 8,326 8,240,681
20,227,069
Containers & Packaging — 0.1%
(a)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.44%
,
 04/03/24 ...... 15,471 15,123,268
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. 4,201 4,206,390
Kleopatra Finco SARL, Facility Term Loan B,
02/12/26
(n)
...................... 8,049 8,018,816
27,348,474
Diversified Consumer Services — 0.1%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 01/29/27 ............ 3,506 3,467,545
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 13,311 14,128,428
Sotheby's, Inc., Term Loan, (LIBOR USD 2
Month + 4.75%), 5.50%
,
 01/15/27 ...... 6,826 6,851,639
24,447,612
Diversified Financial Services — 1.0%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28
(e)
11,646 11,544,098
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/31/26 .................. 5,192 5,185,785
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 8,744 8,707,964
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 4,538 4,536,877
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 6 Month + 3.75%), 4.50%
,
 12/01/27 . 32,350 32,280,919
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week + 3.75%),
4.50%
,
 12/17/27 .................. 3,106 3,091,066
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(n)
.............. 690 686,904
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/28/24
(e)
758 598,636
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(n)
...................... 60,779 60,474,779
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 19,808 19,733,720
Veritas US, Inc., Term Loan B, 09/01/25
(n)
... 70,376 70,434,486
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 02/28/27 ....... USD 3,930 $ 3,912,299
White Cap Buyer LLC, Term Loan, (LIBOR USD
6 Month + 4.00%), 4.50%
,
 10/19/27 ..... 40,747 40,645,010
261,832,543
Diversified Telecommunication Services — 0.4%
(a)
Altice Financing SA, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 07/15/25 ...... 2,631 2,575,108
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 ..... 8,486 8,456,422
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. 23,330 23,232,714
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 04/30/27 .................. 13,667 13,626,947
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/09/27 .. 62,451 61,903,769
109,794,960
Entertainment — 0.1%
(a)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(e)
................. 29,999 30,748,975
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 .................. 287 279,303
31,028,278
Health Care Equipment & Supplies — 0.0%
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%
,
 06/30/25
(a)
................. EUR 8,933 10,466,449
Health Care Providers & Services — 0.3%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. USD 6,705 6,708,279
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.71%
,
 07/24/26 . 8,264 8,185,607
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 . 32,810 28,230,268
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 .................. 7,590 7,535,812
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 11/16/25 .................. 5,299 5,283,781
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 06/30/25 .................. 4,370 4,360,221
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%
,
 04/29/25 ..... 9,442 9,598,084
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%
,
 09/03/24 .................. 1,123 1,144,417
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 9,925 9,921,923
80,968,392

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
67
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Technology — 0.3%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 .................. USD 10,009 $ 10,017,307
Verscend Holding Corp., Term Loan, 01/01/28
(e)
(n)
............................ 51,206 51,974,090
Verscend Holding Corp., Term Loan B1,
08/27/25
(n)
...................... 6,981 6,972,620
68,964,017
Hotels, Restaurants & Leisure — 0.4%
(a)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/21/25 .................. 15,274 15,293,555
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.70%
,
 07/10/25 . 3,518 3,519,582
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(e)
................ 3,252 3,691,308
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 24,104 23,700,249
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 29,165 29,028,122
Life Time, Inc., Term Loan, 12/16/24
(n)
...... 19,234 19,186,372
94,419,188
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 08/12/26
(a)
..... 842 831,710
Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(a)
................. 15,568 11,481,606
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/09/25 .................. 5,401 5,330,525
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ...... 3,493 3,468,215
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 8,785 8,772,670
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 09/01/27 . 14,118 14,094,041
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ................ 19,926 19,641,346
(LIBOR USD 1 Month + 3.75%),
3.86%, 09/03/26 ................ 11,896 11,817,714
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 22,698 22,717,315
85,841,826
Interactive Media & Services — 0.1%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 9,568 9,558,452
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 13,100 13,296,500
22,854,952
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 17,711 17,661,232
Security
Par (000)
Par (000) Value
IT Services — 1.1%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 10/30/26 .................. USD 8,803 $ 8,728,282
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 2,109 2,106,023
Celestial-Saturn Parent, Inc., Term Loan,
01/01/28
(n)
...................... 19,962 19,762,380
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 6,927 7,143,469
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 19,161 19,090,415
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 .................. 6,526 6,415,018
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 .................. 5,095 5,074,520
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.43%
,
 08/01/25 .................. 3,818 3,250,793
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ............ 9,265 8,929,265
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ...... 6,980 7,044,975
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.86%
,
 03/03/23 ........... 10,745 10,675,898
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28
(e)
..... 61,702 63,398,805
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.95%
,
 10/07/27 ............ 48,416 48,355,138
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 .................. 2,600 2,570,349
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 6,746 6,700,785
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.61%
,
 08/27/25 . 68,963 68,885,547
288,131,662
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 09/27/24
(a)
23,616 23,324,585
Machinery — 0.4%
(a)
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/01/27 .................. 4,459 4,397,649
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.11%
,
 09/21/26 ....... 27,215 27,268,703
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 52,141 51,010,702
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.87%
,
 03/02/27 ..... 18,398 18,240,403
100,917,457
Media — 1.1%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 5,884 5,853,485
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(a)
................. 54,211 51,997,925

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
68
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. USD 44,119 $ 44,582,086
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 29,487 29,929,218
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(a)
................. 17,838 18,184,713
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(o)
................. 84,234 85,839,661
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 3,914 3,595,033
Promotora de Informaciones SA, Term Loan,
03/31/25
(a)(n)
..................... EUR 409 444,205
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
USD 2,365 2,362,554
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(a)
................. 7,046 6,976,226
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(a)
................. 34,208 34,181,031
283,946,137
Oil, Gas & Consumable Fuels — 0.5%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(a)(n)
.......... 117,112 129,408,580
Pharmaceuticals — 0.2%
(a)
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/02/25 .. 7,341 7,312,772
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.75%
,
 03/27/28 .................. 32,317 31,953,261
39,266,033
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26
(a)
................. 25,253 25,095,085
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.61%, 04/04/25 ................ 3,464 3,445,558
(LIBOR USD 1 Month + 3.50%),
3.61%, 02/25/27 ................ 3,437 3,419,283
6,864,841
Software — 1.0%
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28
(a)
................. 14,200 14,430,486
Boxer Parent Co. Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.86%
,
 10/02/25
(a)
.... 19,674 19,575,698
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
4,828 4,823,154
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.95%
,
 01/29/27
(a)
11,256 11,115,703
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. 20,710 20,694,711
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.93%
,
 03/11/28
(a)
................. USD 11,388 $ 11,295,529
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................. 23,229 23,708,214
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 02/25/27
(a)
..... 10,674 10,583,450
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29
(a)
4,143 4,163,715
Omnitracs LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 8.00%), 8.11%
,
 09/29/28
(a)(e)
4,119 4,124,149
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(a)
................. 12,161 12,100,195
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.15%
,
 04/26/24
(a)
................. 14,602 14,547,644
Realpage, Inc., Term Loan, 01/01/28
(a)(e)(n)
... 42,762 43,830,833
Realpage, Inc., Term Loan, 02/18/28
(a)(n)
..... 25,053 24,924,228
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25
(a)
................. 1,575 1,556,857
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28
(a)
................. 18,473 18,650,895
UKG, Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ................ 5,406 5,396,612
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 14,853 14,853,453
260,375,526
Specialty Retail — 0.2%
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28
(a)
..... 43,792 43,691,278
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24
(a)
................. 15,890 15,069,129
Total Floating Rate Loan Interests — 9.9%
(Cost: $2,554,417,979) ............................ 2,588,023,748
Foreign Agency Obligations — 0.1%
France — 0.1%
Electricite de France SA
(a)(j)
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 4,100 6,344,662
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 1,200 1,463,653
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 492,470
(EUR Swap Annual 5 Year + 4.00%), 3.37% 7,400 9,242,049
17,542,834
Italy — 0.0%
(a)
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. 400 495,077
2.63%, 04/28/25 .................. 1,750 2,097,994
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 475 551,507
3,144,578
Total Foreign Agency Obligations — 0.1%
(Cost: $18,757,307) ............................... 20,687,412

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
69
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Investment Companies — 0.0%
Cheniere Energy Partners LP ........... 44,287 $ 1,840,125
Western Midstream Partners LP .......... 183,321 3,407,937
Total Investment Companies — 0.0%
(Cost: $4,757,466) ............................... 5,248,062
Beneficial Interest
(000)
Other Interests — 0.0%
(p)
Capital Markets — 0.0%
(e)
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(c)(k)
....................... USD 11,550 129,360
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(a)
................... 5,500 61,600
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds .................... 1,000 11,200
Lehman Brothers Holdings, Inc.
(c)(k)
........ 5,675 63,560
265,720
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)(e)(k)
GenOn Energy Holdings LLC, Escrow ...... 1,864 —
GenOn Energy Holdings LLC, Escrow
(d)
..... 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(c)(e)(k)
325 —
Total Other Interests — 0.0% .......................... 265,721
Preferred Securities — 1.6%
Par (000)
Pa r (000)
Capital Trusts — 1.4%
Banks — 0.8%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% .... EUR 800 1,050,739
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ....................... USD 11,144 12,334,179
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... 14,316 16,033,920
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 5,669 6,292,590
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ....................... 4,245 4,881,750
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 14,850 15,351,188
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.29% ....................... 3,029 3,029,909
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 12,335 12,455,266
JPMorgan Chase & Co.:
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ....................... 24,214 24,171,626
Series Z, (LIBOR USD 3 Month + 3.80%),
4.01% ....................... 10,770 10,790,463
Series V, (LIBOR USD 3 Month + 3.32%),
3.56% ....................... 9,060 9,019,230
Series FF, (SOFR + 3.38%), 5.00% ..... 20,732 21,431,705
Series HH, (SOFR + 3.13%), 4.60% ..... 5,845 5,910,756
Wells Fargo & Co.:
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 14,939 16,447,839
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ....................... USD 30,860 $ 31,165,514
190,366,674
Capital Markets — 0.5%
(a)(j)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 66,975 65,836,425
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% . 39,265 41,534,517
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............. 14,844 14,866,189
122,237,131
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)(j)
10,625 11,475,000
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(j)
............. 37,000 37,510,600
Total Capital Trusts — 1.4%
(Cost: $352,550,560) .............................. 361,589,405
Shares
Shares
Preferred Stocks — 0.2%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 4/08/15-12/15/15,
cost $3,532,445)
(f)
................. 3,650,855 37,567
Diversified Financial Services — 0.0%
Verscend Intermediate Holding Corp., 12.25%
(e)
9,756 9,560,880
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(e)(j)
.......... 20,162 19,819,048
Wireless Telecommunication Services
— 0.1%
Ligado Networks LLC
(c)(g)
............... 235,644 18,851,491
Total Preferred Stocks — 0.2%
(Cost: $68,561,286) ............................... 48,268,986
Total Preferred Securities — 1.6%
(Cost: $421,111,846) .............................. 409,858,391
Warrants — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SM Energy Co. (Issued/exercisable 06/18/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01)
(c)
................. 1,172,536 19,182,689
Total Warrants — 0.1% .............................. 19,182,689
Total Long-Term Investments — 97.6%
(Cost: $24,274,751,237) ............................ 25,433,618,368
Short-Term Securities — 2.9%
(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 758,384,183 758,384,183
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 8,572,224 8,572,224

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
70
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Short-Term Securities (continued)
SL Liquidity Series, LLC, Money Market Series,
0.16%
(r)*
........................ 737,950 $ 738,171
Total Short-Term Securities — 2.9%
(Cost: $767,694,285) .............................. 767,694,578
Total Options Purchased — 0.0%
(Cost: $163,134) ................................. 268,431
Total Investments — 100.5%
(Cost: $25,042,608,656 ) ............................ 26,201,581,377
Liabilities in Excess of Other Assets — (0.5)% ............. (143,193,690)
Net Assets — 100.0% ............................... $ 26,058,387,687
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,421,383, representing less than 0.05% of its net assets as of period end, and an original cost of $11,889,688.
(g)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 604,504,790 $ 153,879,393 $ — $ — $ — $ 758,384,183 758,384,183 $ 85,663 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 167,903,259 — (167,221,400) 55,441 871 738,171 737,950 321,497
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... — 136,168,850 (137,414,162) 1,245,312 — — — 977,187 —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... 161,143,972 32,335,520 (199,477,988) 17,064,175 (11,065,679) — — 5,009,077 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 226,194,400 586,015,300 (820,960,668) 14,896,316 (6,145,348) — — 7,434,041 —
iShares Preferred & Income
Securities ETF
(c)
......... 313,470,000 251,694,270 (578,933,866) 11,908,668 1,860,928 — — 8,452,077 —
$ 45,169,912 $ (15,349,228) $ 759,122,354 $ 22,279,542 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
71
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
72
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro- Bobl ............................................................... 43 06/08/21 $ 6,812 $ 20,684
Euro-Bund .............................................................. 12 06/08/21 2,410 4,771
U.S. Treasury 10 Year Note ................................................... 1,440 06/21/21 188,708 4,599,059
U.S. Treasury Ultra Bond .................................................... 848 06/21/21 154,230 6,759,697
Long Gilt ............................................................... 20 06/28/21 3,518 (455)
U.S. Treasury 5 Year Note .................................................... 1,577 06/30/21 194,686 2,321,742
$ 13,705,498
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 1,042,000 USD 1,435,736 State Street Bank and Trust Co. 04/01/21 $ 765
USD 924,183 CAD 1,160,000 State Street Bank and Trust Co. 06/16/21 1,044
USD 712,556,390 EUR 598,004,000 BNP Paribas SA 06/16/21 10,186,335
USD 3,211,382 EUR 2,693,000 State Street Bank and Trust Co. 06/16/21 48,389
USD 900,916 GBP 649,000 Citibank NA 06/16/21 6,003
USD 116,190,059 GBP 83,184,000 Morgan Stanley & Co. International plc 06/16/21 1,486,809
11,729,345
USD 1,436,087 GBP 1,042,000 State Street Bank and Trust Co. 06/16/21 (737)
$ 11,728,608
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
STOXX Europe 600 Telecommunications Index ....... 1,090 06/18/21 EUR 230.00 EUR 12,537 $ 268,431
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ..... 5.00 % Quarterly 06/20/26 NR USD 129,842 $ 11,767,230 $ 11,057,428 $ 709,802
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
73
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 3,612 $ 106,957 $ 727,497 $ (620,540)
Nordstrom, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,240 125,559 852,217 (726,658)
$ – $ – $ –
$ 232,516 $ 1,579,714 $ (1,347,198)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 $ (140,315) $ (1,005,463) $ 865,148
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (81,392) (216,139) 134,747
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 1,280 125,202 124,860 342
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,720 (191,523) (416,835) 225,312
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 900 152,882 146,329 6,553
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 990 115,353 117,165 (1,812)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 140,664 132,150 8,514
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 550 61,173 60,921 252
$ 182,044 $ (1,057,012) $ 1,239,056
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month LIBOR minus
0.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 04/05/21 USD 2,000 $ 503,703 $ — $ 503,703
1 month LIBOR minus
1.00% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 04/05/21 USD 2,000 1,214,938 — 1,214,938
1 month LIBOR minus
1.00% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 04/08/21 USD 2,000 2,469,688 — 2,469,688
1 month LIBOR minus
1.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 04/26/21 USD 2,000 525,518 — 525,518
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/21 USD 50,000 168,355 (6,813) 175,168
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/21 USD 42,380 1,302,081 (5,140) 1,307,221

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
74
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 09/20/21 USD 73,037 $ (108,126) $ (10,280) $ (97,846)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 456,180 3,354,679 (66,060) 3,420,739
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 12/20/21 USD 24,920 71,318 (378) 71,696
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 192,450 293,383 (79,798) 373,181
$ 9,795,537 $ (168,469) $ 9,964,006
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month LIBOR ....................................... London Interbank Offered Rate 0.11%
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 11,057,428 $ — $ 709,802 $ —
OTC Swaps ................................................................... 2,161,139 (1,806,906) 11,302,720 (1,446,856)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 13,705,953 $ — $ 13,705,953
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 11,729,345 — — 11,729,345
Options purchased
Investments at value — unaffiliated
(b)
........... — — 268,431 — — — 268,431
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 709,802 — — — — 709,802
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 3,402,007 4,713,847 — 5,348,005 — 13,463,859
$ — $ 4,111,809 $ 4,982,278 $ 11,729,345 $ 19,053,958 $ — $ 39,877,390
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 455 — 455
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 737 — — 737
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 2,987,447 — — 266,315 — 3,253,762
$ — $ 2,987,447 $ — $ 737 $ 266,770 $ — $ 3,254,954
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the six months ended March 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 2,690,657 $ — $ 70,956,829 $ — $ 73,647,486
Forward foreign currency exchange contracts .... — — — (1,472,073) — — (1,472,073)
Options purchased
(a)
.................... — — (9,626,009) — — — (9,626,009)
Options written ........................ — — 4,748,680 — — — 4,748,680
Swaps .............................. — 26,374,031 18,211,293 — 58,888,415 — 103,473,739
$ — $ 26,374,031 $ 16,024,621 $ (1,472,073) $ 129,845,244 $ — $ 170,771,823
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 17,967,152 — 17,967,152
Forward foreign currency exchange contracts .... — — — (4,666,493) — — (4,666,493)
Options purchased
(b)
.................... — — 36,690 — — — 36,690
Options written ........................ — — (44,778) — — — (44,778)
Swaps .............................. — 1,035,650 3,503,892 — (17,496,043) — (12,956,501)
$ — $ 1,035,650 $ 3,495,804 $ (4,666,493) $ 471,109 $ — $ 336,070
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
76
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short ................................................................................. $ 819,846,712
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,011,091,925
Average amounts sold — in USD ........................................................................................ 174,840,132
Options:
Average value of option contracts purchased ................................................................................ 382,064
Average value of option contracts written ................................................................................... 68,081
Credit default swaps:
Average notional value — buy protection ................................................................................... 7,852,317
Average notional value — sell protection ................................................................................... 226,233,501
Total return swaps:
Average notional value ............................................................................................... 754,967,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 1,598,865 $ 837,962
Forward foreign currency exchange contracts ................................................................. 11,729,345 737
Options
(a)
......................................................................................... 268,431 —
Swaps — Centrally cleared ............................................................................. 578,443 —
Swaps — OTC
(b)
.................................................................................... 13,463,859 3,253,762
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 27,638,943 $ 4,092,461
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,445,739) (837,962)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 25,193,204 $ 3,254,499
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 2,024,400 $ (2,024,400) $ — $ — $ —
BNP Paribas SA ................................. 11,038,552 (726,658) — (230,000) 10,081,894
Citibank NA .................................... 6,003 — — — 6,003
Credit Suisse International .......................... 125,202 — — (125,202) —
Goldman Sachs International ........................ 1,146,386 (1,812) — (1,144,574) —
JPMorgan Chase Bank NA .......................... 1,591,943 (6,813) — (790,000) 795,130
Merrill Lynch International & Co. ...................... 2,469,688 — — (1,930,000) 539,688
Morgan Stanley & Co. International plc .................. 6,740,832 (150,998) — (3,770,000) 2,819,834
State Street Bank and Trust Co. ...................... 50,198 (737) — — 49,461
$ 25,193,204 $ (2,911,418) $ — $ (7,989,776) $ 14,292,010

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)
Barclays Bank plc ................................ $ 2,367,481 $ (2,024,400) $ — $ (343,081) $ —
BNP Paribas SA ................................. 726,658 (726,658) — — —
Goldman Sachs International ........................ 1,812 (1,812) — — —
JPMorgan Chase Bank NA .......................... 6,813 (6,813) — — —
Morgan Stanley & Co. International plc .................. 150,998 (150,998) — — —
State Street Bank and Trust Co. ...................... 737 (737) — — —
$ 3,254,499 $ (2,911,418) $ — $ (343,081) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
78
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 17,085,867 $ — $ 17,085,867
Common Stocks:
Auto Components ...................................... 499,344 — — 499,344
Building Products ....................................... 624,106 — — 624,106
Chemicals ............................................ 69,413,001 — — 69,413,001
Commercial Services & Supplies ............................. — — 3 3
Communications Equipment ................................ 14,958,628 — — 14,958,628
Consumer Finance ...................................... 1,599,433 — — 1,599,433
Diversified Financial Services ............................... — — 10,022,191 10,022,191
Diversified Telecommunication Services ........................ — 1,291,025 — 1,291,025
Electrical Equipment ..................................... 14,389,217 — — 14,389,217
Energy Equipment & Services .............................. — — 251,291 251,291
Entertainment ......................................... 17,362,815 — — 17,362,815
Equity Real Estate Investment Trusts (REITs) .................... 100,146,115 — — 100,146,115
Life Sciences Tools & Services .............................. 46,008,359 — — 46,008,359
Media ............................................... 8,539,241 — — 8,539,241
Metals & Mining ........................................ 39,198,506 — — 39,198,506
Oil, Gas & Consumable Fuels ............................... 239,930,507 8,383,816 624,209 248,938,532
Pharmaceuticals ....................................... 30,697,658 — — 30,697,658
Road & Rail ........................................... 11,904,984 — — 11,904,984
Semiconductors & Semiconductor Equipment .................... 51,190 — — 51,190
Corporate Bonds:
Aerospace & Defense .................................... — 984,610,066 — 984,610,066
Airlines .............................................. — 436,680,032 — 436,680,032
Auto Components ...................................... — 485,927,699 — 485,927,699
Automobiles .......................................... — 62,446,152 — 62,446,152
Banks ............................................... — 179,113,254 — 179,113,254
Beverages ........................................... — 9,163,680 — 9,163,680
Biotechnology ......................................... — 9,837,200 — 9,837,200
Building Products ....................................... — 263,806,087 — 263,806,087
Capital Markets ........................................ — 197,536,699 510,421 198,047,120
Chemicals ............................................ — 330,161,668 — 330,161,668
Commercial Services & Supplies ............................. — 661,878,335 — 661,878,335
Communications Equipment ................................ — 234,920,716 — 234,920,716
Construction & Engineering ................................ — 66,852,392 — 66,852,392
Consumer Finance ...................................... — 319,879,982 — 319,879,982
Containers & Packaging .................................. — 493,662,699 — 493,662,699
Distributors ........................................... — 118,488,911 — 118,488,911
Diversified Consumer Services .............................. — 84,526,063 — 84,526,063
Diversified Financial Services ............................... — 281,343,569 — 281,343,569
Diversified Telecommunication Services ........................ — 1,590,204,314 — 1,590,204,314
Electric Utilities ........................................ — 192,404,282 — 192,404,282
Electrical Equipment ..................................... — 41,954,575 — 41,954,575
Electronic Equipment, Instruments & Components ................. — 55,974,883 — 55,974,883
Energy Equipment & Services .............................. — 240,635,496 29,392,729 270,028,225
Entertainment ......................................... — 290,339,555 — 290,339,555
Equity Real Estate Investment Trusts (REITs) .................... — 745,387,088 — 745,387,088
Food & Staples Retailing .................................. — 150,323,596 — 150,323,596
Food Products ......................................... — 548,972,626 — 548,972,626
Gas Utilities ........................................... — 10,719,232 — 10,719,232
Health Care Equipment & Supplies ........................... — 176,825,965 — 176,825,965
Health Care Providers & Services ............................ — 1,255,818,627 — 1,255,818,627
Health Care Technology .................................. — 14,165,158 — 14,165,158
Hotels, Restaurants & Leisure .............................. — 1,366,131,556 — 1,366,131,556
Household Durables ..................................... — 209,275,589 — 209,275,589

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Household Products ..................................... $ — $ 62,412,584 $ — $ 62,412,584
Independent Power and Renewable Electricity Producers ............ — 134,319,743 — 134,319,743
Insurance ............................................ — 427,996,764 — 427,996,764
Interactive Media & Services ............................... — 48,001,303 — 48,001,303
Internet & Direct Marketing Retail ............................ — 59,738,245 — 59,738,245
IT Services ........................................... — 383,167,582 — 383,167,582
Leisure Products ....................................... — 45,606,458 — 45,606,458
Life Sciences Tools & Services .............................. — 48,225,166 — 48,225,166
Machinery ............................................ — 337,111,774 — 337,111,774
Marine .............................................. — 16,808,844 — 16,808,844
Media ............................................... — 1,421,851,528 — 1,421,851,528
Metals & Mining ........................................ — 544,970,074 — 544,970,074
Mortgage Real Estate Investment Trusts (REITs) .................. — 5,632,165 — 5,632,165
Multiline Retail ......................................... — 112,514,012 — 112,514,012
Oil, Gas & Consumable Fuels ............................... — 2,668,750,403 — 2,668,750,403
Paper & Forest Products .................................. — 11,642,038 — 11,642,038
Personal Products ...................................... — 24,718,814 — 24,718,814
Pharmaceuticals ....................................... — 551,086,926 — 551,086,926
Professional Services .................................... — 147,865,125 — 147,865,125
Real Estate Management & Development ....................... — 141,096,181 — 141,096,181
Road & Rail ........................................... — 224,462,248 — 224,462,248
Semiconductors & Semiconductor Equipment .................... — 105,879,791 — 105,879,791
Software ............................................. — 739,350,014 — 739,350,014
Specialty Retail ........................................ — 509,209,099 — 509,209,099
Technology Hardware, Storage & Peripherals .................... — 67,080,028 — 67,080,028
Textiles, Apparel & Luxury Goods ............................ — 36,816,980 — 36,816,980
Thrifts & Mortgage Finance ................................ — 157,553,877 — 157,553,877
Trading Companies & Distributors ............................ — 153,525,309 — 153,525,309
Transportation Infrastructure ............................... — 27,874,759 — 27,874,759
Water Utilities ......................................... — 12,776,982 — 12,776,982
Wireless Telecommunication Services ......................... — 389,455,127 — 389,455,127
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 90,831,801 23,731,715 114,563,516
Airlines .............................................. — 76,568,244 — 76,568,244
Auto Components ...................................... — 13,613,988 — 13,613,988
Automobiles .......................................... — 4,046,377 — 4,046,377
Building Products ....................................... — 12,756,730 — 12,756,730
Capital Markets ........................................ — 5,531,176 — 5,531,176
Chemicals ............................................ — 87,740,930 — 87,740,930
Commercial Services & Supplies ............................. — 147,833,145 12,755,520 160,588,665
Construction & Engineering ................................ — 28,355,501 — 28,355,501
Construction Materials .................................... — 20,227,069 — 20,227,069
Containers & Packaging .................................. — 27,348,474 — 27,348,474
Diversified Consumer Services .............................. — 24,447,612 — 24,447,612
Diversified Financial Services ............................... — 249,689,809 12,142,734 261,832,543
Diversified Telecommunication Services ........................ — 109,794,960 — 109,794,960
Entertainment ......................................... — 279,303 30,748,975 31,028,278
Health Care Equipment & Supplies ........................... — 10,466,449 — 10,466,449
Health Care Providers & Services ............................ — 80,968,392 — 80,968,392
Health Care Technology .................................. — 16,989,927 51,974,090 68,964,017
Hotels, Restaurants & Leisure .............................. — 90,727,880 3,691,308 94,419,188
Independent Power and Renewable Electricity Producers ............ — 831,710 — 831,710
Industrial Conglomerates .................................. — 11,481,606 — 11,481,606
Insurance ............................................ — 85,841,826 — 85,841,826
Interactive Media & Services ............................... — 22,854,952 — 22,854,952
Internet & Direct Marketing Retail ............................ — 17,661,232 — 17,661,232
IT Services ........................................... — 224,732,857 63,398,805 288,131,662
Life Sciences Tools & Services .............................. — 23,324,585 — 23,324,585
Machinery ............................................ — 100,917,457 — 100,917,457
Media ............................................... — 283,946,137 — 283,946,137
Oil, Gas & Consumable Fuels ............................... — 129,408,580 — 129,408,580
Pharmaceuticals ....................................... — 39,266,033 — 39,266,033
Professional Services .................................... — 25,095,085 — 25,095,085
Road & Rail ........................................... — 6,864,841 — 6,864,841
Software ............................................. — 212,420,544 47,954,982 260,375,526
Specialty Retail ........................................ — 43,691,278 — 43,691,278

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
80
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Wireless Telecommunication Services ......................... $ — $ 15,069,129 $ — $ 15,069,129
Foreign Agency Obligations ................................. — 20,687,412 — 20,687,412
Investment Companies .................................... 5,248,062 — — 5,248,062
Other Interests .......................................... — — 265,721 265,721
Preferred Securities:
Banks ............................................... — 190,366,674 — 190,366,674
Capital Markets ........................................ — 122,237,131 — 122,237,131
Consumer Finance ...................................... — 11,475,000 — 11,475,000
Diversified Financial Services ............................... — — 9,560,880 9,560,880
Electric Utilities ........................................ — 37,510,600 — 37,510,600
Insurance ............................................ — — 19,819,048 19,819,048
Wireless Telecommunication Services ......................... — 18,851,491 — 18,851,491
Warrants .............................................. — 19,182,689 — 19,182,689
Short-Term Securities ....................................... 766,956,407 — — 766,956,407
Options Purchased:
Equity contracts .......................................... 268,431 — — 268,431
Subtotal ....................................................
$ 1,367,796,004 $ 24,516,165,013 $ 316,844,622 $ 26,200,805,639
Investments valued at NAV
(a)
...................................... 775,738
$ —
Total Investments .............................................. $ 26,201,581,377
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 1,950,670 $ — $ 1,950,670
Equity contracts ........................................... — 4,713,847 — 4,713,847
Foreign currency exchange contracts ............................ — 11,729,345 — 11,729,345
Interest rate contracts ....................................... 13,705,953 5,348,005 — 19,053,958
Liabilities:
Credit contracts ........................................... — (1,349,010) — (1,349,010)
Foreign currency exchange contracts ............................ — (737) — (737)
Interest rate contracts ....................................... (455) (97,846) — (98,301)
$ 13,705,498 $ 22,294,274 $ — $ 35,999,772
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2020 ....................................... $ 16,040,107 $ 20,659,635 $ 68,473,659 $ 249,113 $ — $ 105,422,514
Transfers into level 3 ..................................................... — 7,110,760 64,211,516 — — 71,322,276
Transfers out of level 3 .................................................... — (6,545,883) (41,498,185) — — (48,044,068)
Accrued discounts/premiums ................................................. — 250,100 143,792 — — 393,892
Net realized gain ........................................................ 2,836,369 109,933 71,047 21,376 — 3,038,725
Net change in unrealized appreciation (depreciation)
(a)(b)
............................... (4,103,774) 8,559,247 19,452,383 16,608 (40,522) 23,883,942
Purchases ............................................................. — 759,531 168,184,761 — 29,420,450 198,364,742
Sales ................................................................ (3,875,008) (1,000,173) (32,640,844) (21,376) — (37,537,401)
Closing balance, as of March 31, 2021 ..........................................
$ 10,897,694 $ 29,903,150 $ 246,398,129
$ 265,721
$ 29,379,928 $ 316,844,622
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021
(b)
...
$ (4,103,774) $ 8,559,247 $ 9,496,149
$ 16,608
$ (40,522) $ 13,927,708
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 14.3%
AIMCO CLO, Series 2017-AA, Class AR,
(LIBOR USD 3 Month + 1.05%), 0.00%,
04/20/34
(a)(b)
..................... USD 8,000 $ 8,000,000
Ajax Mortgage Loan Trust, Series 2019-G,
Class A, 3.00%, 09/25/59
(b)(c)
.......... 7,076 7,122,333
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.30%,
10/21/28
(a)(b)
..................... 5,600 5,594,192
ALM XVII Ltd., Series 2015-17A, Class A1AR,
(LIBOR USD 3 Month + 0.93%), 1.17%,
01/15/28
(a)(b)
..................... 3,125 3,125,311
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 .. 3,870 3,904,601
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1LR, (LIBOR USD 3 Month + 1.26%),
1.48%, 07/24/29
(a)(b)
................ 3,957 3,954,603
Anchorage Capital CLO 13 LLC, Series
2019-13A, Class A, (LIBOR USD 3 Month +
1.47%), 1.71%, 04/15/32
(a)(b)
.......... 27,170 27,188,093
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
1.31%, 01/28/31
(a)(b)
................ 14,523 14,518,839
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (LIBOR USD 3 Month + 1.10%),
1.30%, 04/15/34
(a)(b)
................ 27,170 27,170,000
ARI Fleet Lease Trust, Series 2020-A, Class B,
2.06%, 11/15/28
(b)
................. 1,470 1,506,843
Atlas Senior Loan Fund III Ltd., Series 2013-1A,
Class AR, (LIBOR USD 3 Month + 0.83%),
1.02%, 11/17/27
(a)(b)
................ 3,861 3,855,992
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.05%, 04/22/27
(a)(b)
... 9,210 9,210,293
Avery Point IV CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.10%), 1.32%,
04/25/26
(a)(b)
..................... 43 42,777
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.20%,
07/17/26
(a)(b)
..................... 507 506,849
Azure Finance No. 2 plc, Series 2, Class C,
(SONIA + 3.00%), 3.05%, 07/20/30
(a)
.... GBP 1,055 1,462,774
Ballyrock CLO Ltd., Series 2016-1A, Class
CR2, (LIBOR USD 3 Month + 1.90%),
2.14%, 10/15/28
(a)(b)
................ USD 2,250 2,245,166
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (LIBOR USD 3 Month + 1.17%),
1.29%, 01/25/35
(a)(b)
................ 5,500 5,476,709
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.69%, 07/15/29
(a)(b)
......... 8,400 8,390,321
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.31%, 04/20/31
(a)(b)
......... 2,230 2,227,748
BL Consumer Credit
(a)
:
Series 2021-1, Class C, (EURIBOR 1 Month
+ 1.10%), 0.55%, 09/25/38 ......... EUR 528 619,186
Series 2021-1, Class D, (EURIBOR 1 Month
+ 1.65%), 1.10%, 09/25/38 ......... 681 798,609
Series 2021-1, Class E, (EURIBOR 1 Month
+ 2.85%), 2.30%, 09/25/38 ......... 356 417,481
BlueMountain CLO Ltd., Series 2012-2A,
Class AR2, (LIBOR USD 3 Month + 1.05%),
1.23%, 11/20/28
(a)(b)
................ USD 13,027 13,027,799
Brex Commercial Charge Card Master Trust,
Series 2021-1, Class A, 2.09%, 07/17/24
(b)
. 2,130 2,131,997
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BSPRT Issuer Ltd., Series 2018-FL3, Class
A, (LIBOR USD 1 Month + 1.05%), 1.16%,
03/15/28
(a)(b)
..................... USD 5,207 $ 5,206,651
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.19%, 04/17/31 .... 3,988 3,983,920
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 1.38%, 07/15/31 ... 5,996 5,995,870
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (LIBOR USD 3 Month + 1.08%),
0.00%, 04/20/34
(a)(b)
................ 8,000 8,000,000
Cedar Funding VI CLO Ltd.
(a)(b)
:
Series 2016-6A, Class AR, (LIBOR USD 3
Month + 1.09%), 1.31%, 10/20/28 .... 26,890 26,913,435
Series 2016-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 1.24%, 04/20/34 .... 26,890 26,890,000
Chesapeake Funding II LLC
(b)
:
Series 2018-1A, Class A1, 3.04%, 04/15/30 5,020 5,048,201
Series 2019-1A, Class B, 3.11%, 04/15/31 . 5,230 5,413,502
Series 2019-1A, Class C, 3.36%, 04/15/31 . 4,930 5,100,323
Series 2019-1A, Class D, 3.80%, 04/15/31 . 6,630 6,832,374
Series 2020-1A, Class B, 1.24%, 08/16/32 . 1,170 1,179,201
Series 2020-1A, Class C, 2.14%, 08/16/32 . 720 739,385
CIFC Funding 2015-III Ltd., Series 2015-3A,
Class BR, (LIBOR USD 3 Month + 1.15%),
1.37%, 04/19/29
(a)(b)
................ 8,500 8,365,275
CIFC Funding Ltd.
(a)(b)
:
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 17,860 17,861,332
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.01%), 1.25%, 04/15/30
(d)
... 27,350 27,360,940
College Avenue Student Loans LLC, Series
2021-A, Class A1, (LIBOR USD 1 Month +
1.10%), 1.21%, 07/25/51
(a)(b)
.......... 560 562,241
Credit Acceptance Auto Loan Trust
(b)
:
Series 2018-2A, Class A, 3.47%, 05/17/27 . 1,575 1,577,112
Series 2019-1A, Class A, 3.33%, 02/15/28 . 22,551 22,852,095
Series 2019-3A, Class A, 2.38%, 11/15/28 . 13,620 13,904,802
Series 2020-1A, Class A, 2.01%, 02/15/29 . 26,840 27,295,308
Series 2020-2A, Class A, 1.37%, 07/16/29 . 6,450 6,520,228
Series 2021-2A, Class A, 0.96%, 02/15/30 . 18,920 18,898,127
Drive Auto Receivables Trust:
Series 2019-4, Class A3, 2.16%, 05/15/23 . 1,982 1,984,030
Series 2020-1, Class A3, 2.02%, 11/15/23 . 9,220 9,258,157
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
0.00%, 04/20/34
(a)(b)
................ 5,750 5,750,000
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
1.94%, 10/15/30
(a)(b)
................ 3,150 3,144,989
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (LIBOR USD 3 Month + 1.60%),
0.00%, 07/18/30
(a)(b)
................ 3,250 3,250,000
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.14%, 10/15/27
(a)(b)
.......... 23,300 23,311,547
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.14%, 04/15/29
(a)(b)
.......... 13,800 13,802,523
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(a)(b)
..................... 7,382 7,671,071
EDvestinU Private Education Loan Issue
No. LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
...................... 640 618,623

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO II Ltd.
(a)(b)
:
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 0.00%, 04/20/34 .... USD 27,000 $ 27,000,000
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 0.00%, 04/20/34 .... 4,200 4,200,000
Enterprise Fleet Financing LLC, Series 2018-1,
Class A2, 2.87%, 10/20/23
(b)
.......... 400 400,623
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
.... CAD 9,610 7,717,401
FCT Autonoria, Series 2019-1, Class E,
(EURIBOR 1 Month + 2.70%), 2.15%,
09/25/35
(a)
...................... EUR 386 451,067
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
...................... USD 575 574,357
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.41%, 03/20/33
(a)
........ EUR 886 1,040,304
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.41%, 03/20/33
(a)
........ 266 315,317
Series 2020-1, Class D, 3.50%, 03/20/33 .. 443 524,599
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.21%,
05/16/31
(a)(b)
..................... USD 10,500 10,479,038
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 1.34%, 07/20/31
(a)(b)
......... 5,275 5,277,658
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.29%, 01/18/31
(a)(b)
......... 3,815 3,817,680
Gracie Point International Funding, Series
2020-B, Class A, (LIBOR USD 1 Month +
1.40%), 1.52%, 05/02/23
(a)(b)
.......... 5,840 5,848,680
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.30%, 07/25/27
(a)(b)
.......... 7,431 7,431,526
Harley-Davidson Motorcycle Trust, Series 2020-
A, Class A3, 1.87%, 10/15/24 ......... 16,900 17,167,361
KKR CLO 16 Ltd., Series 16, Class A2R,
(LIBOR USD 3 Month + 1.80%), 2.02%,
01/20/29
(a)(b)
..................... 10,610 10,580,883
Lendmark Funding Trust
(b)
:
Series 2018-1A, Class A, 3.81%, 12/21/26 . 18,440 18,799,346
Series 2019-2A, Class A, 2.78%, 04/20/28 . 6,170 6,340,600
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(d)
........... 3,082 3,081,790
LoanCore Issuer Ltd., Series 2018-CRE1, Class
A, (LIBOR USD 1 Month + 1.13%), 1.24%,
05/15/28
(a)(b)
..................... 5,856 5,856,341
Loanpal Solar Loan Ltd.
(b)
:
Series 2020-2GF, Class A, 2.75%, 07/20/47 2,505 2,537,763
Series 2021-1GS, Class A, 2.29%, 01/20/48 3,762 3,762,559
Series 2021-2GS, Class A, 2.22%, 03/20/48 7,630 7,619,650
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (LIBOR USD 3 Month +
1.50%), 1.72%, 01/22/28
(a)(b)
.......... 15,900 15,884,154
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.85%, 04/25/29
(a)(b)
.......... 5,550 5,550,000
Marathon CRE Ltd., Series 2018-FL1, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
06/15/28
(a)(b)
..................... 1,651 1,650,553
Mariner Finance Issuance Trust
(b)
:
Series 2019-AA, Class A, 2.96%, 07/20/32 . 6,804 6,955,958
Series 2020-AA, Class A, 2.19%, 08/21/34 . 3,020 3,065,023
Series 2021-AA, Class B, 2.33%, 03/20/36 1,610 1,600,962
Series 2021-AA, Class C, 2.96%, 03/20/36 380 377,307
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-AA, Class D, 3.83%, 03/20/36 USD 345 $ 342,745
Mercury Financial Credit Card Master Trust,
Series 2021-1A, Class A, 1.54%, 03/20/26
(b)
8,260 8,261,249
Mill City Mortgage Loan Trust, Series 2016-1,
Class A1, (LIBOR USD 1 Month + 0.00%),
2.50%, 04/25/57
(a)(b)
................ 4,908 4,947,991
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
........... 12,077 12,739,305
Mosaic Solar Loan Trust
(b)
:
Series 2019-2A, Class A, 2.88%, 09/20/40 . 325 339,752
Series 2020-2A, Class A, 1.44%, 08/20/46 . 2,792 2,719,891
Series 2020-2A, Class B, 2.21%, 08/20/46 . 1,683 1,676,179
Series 2021-1A, Class B, 2.05%, 12/20/46 . 990 975,441
Navient Private Education Loan Trust, Series
2020-IA, Class A1B, (LIBOR USD 1 Month +
1.00%), 1.11%, 04/15/69
(a)(b)
.......... 17,434 17,496,183
Navient Private Education Refi Loan Trust
(b)
:
Series 2019-CA, Class A2, 3.13%, 02/15/68 4,826 4,953,414
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 1.03%, 05/15/68
(a)
... 16,440 16,540,167
Series 2019-GA, Class A, 2.40%, 10/15/68 1,734 1,780,220
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.01%, 11/15/68
(a)
... 1,480 1,474,874
Series 2020-BA, Class A1, 1.80%, 01/15/69 4,550 4,554,739
Series 2021-A, Class A, 0.84%, 05/15/69 .. 2,525 2,516,795
Navient Student Loan Trust
(b)
:
Series 2018-EA, Class A2, 4.00%, 12/15/59 2,229 2,297,443
Series 2019-BA, Class A2A, 3.39%,
12/15/59
(d)
.................... 7,824 8,269,114
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class AR, (LIBOR USD 3 Month +
0.80%), 1.04%, 01/15/28
(a)(b)
.......... 6,603 6,589,758
Newday Funding Master Issuer plc, Series
2021-1X, Class B, (SONIA + 1.55%), 1.60%,
03/15/29
(a)
...................... GBP 775 1,069,019
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 1.41%, 02/15/36
(a)(b)
.......... USD 5,121 5,120,208
Ocean Trails CLO VI, Series 2016-6A, Class
BRR, (LIBOR USD 3 Month + 1.45%),
1.54%, 07/15/28
(a)(b)
................ 11,000 11,000,000
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (LIBOR USD 3 Month +
1.95%), 2.17%, 03/17/30
(a)(b)
.......... 4,200 4,193,828
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (LIBOR USD 3 Month
+ 1.10%), 1.32%, 01/25/31
(a)(b)
......... 1,750 1,742,622
OneMain Direct Auto Receivables Trust, Series
2018-1A, Class A, 3.43%, 12/16/24
(b)
.... 9,745 9,810,078
OneMain Financial Issuance Trust
(b)
:
Series 2018-1A, Class A, 3.30%, 03/14/29 . 4,666 4,682,128
Series 2019-2A, Class A, 3.14%, 10/14/36 . 7,730 8,216,286
Palmer Square CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.35%, 01/17/31 .... 15,000 15,000,682
Series 2015-1A, Class A1R3, (LIBOR USD 3
Month + 1.00%), 1.24%, 05/21/29 .... 1,500 1,500,557
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2018-5A, Class A1, (LIBOR USD 3
Month + 0.85%), 1.07%, 01/20/27 .... 10,042 10,042,971
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.25%), 2.47%, 04/20/27 .... 3,450 3,445,281
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 1.07%, 07/20/27
(a)(b)
5,918 5,917,990

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (LIBOR USD 3
Month + 1.25%), 0.00%, 10/20/31
(a)(b)
.... USD 10,000 $ 10,000,000
PCL Funding IV plc, Series 2020-1, Class C,
(SONIA + 2.20%), 2.25%, 09/15/24
(a)
.... GBP 230 317,373
PFS Financing Corp.
(b)
:
Series 2019-A, Class A1, (LIBOR USD 1
Month + 0.55%), 0.66%, 04/15/24
(a)
... USD 8,480 8,492,756
Series 2019-A, Class A2, 2.86%, 04/15/24 . 10,780 11,051,710
Series 2019-B, Class A, (LIBOR USD 1
Month + 0.55%), 0.66%, 09/15/23
(a)
... 33,100 33,152,652
Series 2020-F, Class A, 0.93%, 08/15/24 .. 3,840 3,862,433
Series 2020-G, Class A, 0.97%, 02/15/26 . 6,800 6,827,052
Series 2021-A, Class A, 0.71%, 04/15/26 .. 4,740 4,715,811
PPM CLO 4 Ltd., Series 2020-4A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.10%,
10/18/31
(a)(b)
..................... 6,500 6,515,499
Recette CLO Ltd., Series 2015-1A, Class ARR,
(LIBOR USD 3 Month + 1.08%), 1.19%,
04/20/34
(a)(b)(d)
.................... 10,000 10,000,000
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.30%,
07/20/28
(a)(b)
..................... 14,739 14,734,531
Regional Management Issuance Trust
(b)
:
Series 2019-1, Class A, 3.05%, 11/15/28 .. 5,930 6,030,001
Series 2020-1, Class A, 2.34%, 10/15/30 .. 2,430 2,453,991
Republic Finance Issuance Trust
(b)
:
Series 2019-A, Class A, 3.43%, 11/22/27 .. 7,710 7,820,269
Series 2020-A, Class A, 2.47%, 11/20/30 .. 2,910 2,962,142
Santander Drive Auto Receivables Trust:
Series 2020-2, Class B, 0.96%, 11/15/24 .. 2,810 2,826,867
Series 2020-2, Class C, 1.46%, 09/15/25 .. 9,680 9,810,272
SC Germany SA Compartment Consumer
(a)
:
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 1.19%, 11/14/34 ......... EUR 3,900 4,587,269
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 1.94%, 11/14/34 ......... 1,600 1,882,230
Sesac Finance LLC, Series 2019-1, Class A2,
5.22%, 07/25/49
(b)
................. USD 3,014 3,183,854
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.87%,
04/20/33
(a)(b)
..................... 2,500 2,507,938
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.46%,
07/20/30
(a)(b)
..................... 5,000 5,000,933
SLM Private Credit Student Loan Trust
(a)
:
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 0.58%, 06/15/33 .... 1,153 1,141,850
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.51%, 03/15/24 .... 1,506 1,503,491
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 0.49%, 12/15/38 .... 8,728 8,600,507
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 0.51%, 06/15/39 .... 7,514 7,359,027
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 0.42%, 12/16/41 .... 5,368 5,226,431
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.86%, 10/15/41
(a)(b)
.......... 18,630 20,186,330
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 0.66%,
06/25/43
(a)
...................... 4,920 4,920,212
SMB Private Education Loan Trust
(b)
:
Series 2015-A, Class A2A, 2.49%, 06/15/27 2,809 2,838,795
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 0.83%, 01/15/37
(a)
... 8,935 8,924,628
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 0.94%, 09/15/37
(a)
... USD 1,410 $ 1,417,731
Series 2021-A, Class APL, 0.00%,
01/15/53
(d)
.................... 23,290 23,347,968
Series 2021-A, Class B, 2.31%, 01/15/53 .. 3,930 3,820,150
SoFi Professional Loan Program LLC
(b)
:
Series 2016-A, Class A2, 2.76%, 12/26/36 . 1,333 1,352,232
Series 2016-C, Class A2B, 2.36%, 12/27/32 850 859,267
Series 2016-D, Class A2B, 2.34%, 04/25/33 1,081 1,101,370
Series 2016-E, Class A2B, 2.49%, 01/25/36 479 483,728
Series 2018-A, Class A2B, 2.95%, 02/25/42 5,771 5,888,500
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(d)
.................... 5,646 5,851,825
SoFi Professional Loan Program Trust
(b)
:
Series 2018-C, Class A2FX, 3.59%,
01/25/48 ..................... 3,982 4,134,354
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 12,040 12,390,780
Sound Point CLO XV Ltd.
(a)(b)
:
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 01/23/29 .... 1,500 1,492,647
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.24%, 01/23/29 .... 1,500 1,500,000
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
1.41%, 11/25/33
(a)
................. 291 291,240
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
.... 9,957 10,034,682
Springleaf Funding Trust
(b)
:
Series 2015-BA, Class A, 3.48%, 05/15/28 . 5,714 5,728,610
Series 2017-AA, Class A, 2.68%, 07/15/30 . 3,634 3,644,090
Towd Point Mortgage Trust
(a)(b)
:
Series 2016-3, Class A1, 2.25%, 04/25/56 . 3,027 3,049,409
Series 2016-4, Class A1, 2.25%, 07/25/56 . 5,647 5,697,881
Transportation Finance Equipment Trust, Series
2019-1, Class A3, 1.85%, 04/24/23
(b)
..... 14,540 14,727,284
Treman Park CLO Ltd., Series 2015-1A, Class
ARR, (LIBOR USD 3 Month + 1.07%),
1.29%, 10/20/28
(a)(b)
................ 25,409 25,422,806
Tryon Park CLO Ltd., Series 2013-1A, Class
A1SR, (LIBOR USD 3 Month + 0.89%),
1.13%, 04/15/29
(a)(b)
................ 5,070 5,071,141
Turbo Finance plc, Series 9, Class B, (SONIA +
1.65%), 1.70%, 08/20/28
(a)
........... GBP 1,590 2,197,364
Upstart Pass-Through Trust, Series 2021-ST3,
Class A, 2.00%, 05/20/27
(b)
........... USD 1,460 1,460,000
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 .............. 9,930 10,129,371
Westlake Automobile Receivables Trust, Series
2019-3A, Class A2, 2.15%, 02/15/23
(b)
.... 3,132 3,145,226
Total Asset-Backed Securities — 14.3%
(Cost: $1,199,103,226) ............................ 1,207,591,698
Corporate Bonds — 32.8%
Aerospace & Defense — 0.5%
Boeing Co. (The):
2.70%, 05/01/22 .................. 4,580 4,677,257
2.20%, 02/04/26 .................. 4,800 4,785,115
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 237 248,997
L3Harris Technologies, Inc., 3.85%, 06/15/23 . 1,194 1,273,842
Northrop Grumman Corp., 2.93%, 01/15/25 .. 3,573 3,802,302
Raytheon Technologies Corp.:
2.80%, 03/15/22 .................. 3,693 3,771,262
3.65%, 08/16/23 .................. 37 39,582

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Rolls-Royce plc:
2.13%, 06/18/21 .................. EUR 530 $ 622,640
5.75%, 10/15/27
(b)
................. USD 1,282 1,364,112
Signature Aviation US Holdings, Inc., 5.38%,
05/01/26
(b)
..................... 917 935,340
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 424 448,380
Thales SA, 0.75%, 06/07/23 ........... EUR 3,900 4,655,945
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. USD 2,413 2,627,757
6.25%, 03/15/26
(b)
................. 9,502 10,074,020
6.38%, 06/15/26 .................. 393 406,264
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 1,270 1,429,004
41,161,819
Airlines — 0.2%
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. 1,914 2,367,599
5.50%, 04/20/26 .................. 778 809,657
Avianca Holdings SA
(a)(b)
:
Series FEB, (LIBOR USD 3 Month +
12.00%), 12.20%, 11/10/21 ......... 158 159,264
(LIBOR USD 3 Month + 12.00%), 12.20%,
11/10/21 ..................... 2,236 2,220,962
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 610 496,769
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 644 684,314
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
1,492 1,635,605
Northwest Airlines Pass-Through Trust, Series
2002-1, Class G-2, 6.26%, 11/20/21 ..... 171 169,899
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
184 208,157
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 1,015 1,053,062
Series 2020-1, Class A, 5.88%, 10/15/27 . 6,156 6,824,566
16,629,854
Auto Components — 0.2%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 233 258,630
Clarios Global LP
(b)
:
6.75%, 05/15/25 .................. 2,995 3,203,752
6.25%, 05/15/26 .................. 3,953 4,198,244
Conti-Gummi Finance BV, 1.13%, 09/25/24 .. EUR 2,240 2,713,550
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... USD 69 77,404
Icahn Enterprises LP:
4.75%, 09/15/24 .................. 100 103,843
6.38%, 12/15/25 .................. 485 500,763
6.25%, 05/15/26 .................. 112 117,320
5.25%, 05/15/27 .................. 1,314 1,356,705
ZF Finance GmbH, 3.00%, 09/21/25 ...... EUR 4,600 5,687,930
ZF North America Capital, Inc., 4.50%,
04/29/22
(b)
..................... USD 2,431 2,485,698
20,703,839
Automobiles — 1.7%
BMW Finance NV, 0.00%, 04/14/23 ....... EUR 6,120 7,206,034
Daimler Finance North America LLC
(b)
:
3.35%, 05/04/21 .................. USD 5,520 5,533,341
1.45%, 03/02/26 .................. 17,190 17,040,085
Daimler International Finance BV, 0.25%,
11/06/23 ...................... EUR 1,970 2,327,098
General Motors Co., 5.40%, 10/02/23 ..... USD 4,920 5,342,247
Nissan Motor Acceptance Corp.
(b)
:
3.65%, 09/21/21 .................. 25,000 25,328,091
2.00%, 03/09/26 .................. 21,000 20,913,781
Nissan Motor Co. Ltd.:
1.94%, 09/15/23 .................. EUR 4,970 6,093,207
3.04%, 09/15/23
(b)
................. USD 12,483 13,059,857
Security
Par (000)
Par (000) Value
Automobiles (continued)
3.52%, 09/17/25
(b)
................. USD 10,047 $ 10,643,101
4.35%, 09/17/27 .................. 1,996 2,170,695
4.35%, 09/17/27
(b)
................. 5,300 5,763,868
RCI Banque SA, 0.75%, 04/10/23 ........ EUR 9,855 11,701,536
Stellantis NV:
3.38%, 07/07/23 .................. 3,250 4,062,545
0.63%, 03/30/27 .................. 1,880 2,197,131
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... USD 1,197 1,242,007
Volkswagen Group of America Finance LLC,
2.70%, 09/26/22
(b)
................ 2,145 2,214,845
142,839,469
Banks — 5.6%
ABQ Finance Ltd., 1.88%, 09/08/25 ....... 3,645 3,635,888
Banco Bradesco SA, 2.85%, 01/27/23
(b)
.... 19,500 19,836,375
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 690 688,861
Banco de Sabadell SA:
0.88%, 07/22/25 .................. EUR 1,500 1,787,490
(EUR Swap Annual 1 Year + 0.97%), 0.62%,
11/07/25
(a)
.................... 1,900 2,238,157
(EUR Swap Annual 1 Year + 1.55%), 1.12%,
03/11/27
(a)
.................... 700 842,571
Banco do Brasil SA, 4.75%, 03/20/24 ...... USD 920 971,943
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ 1,025 1,059,594
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,305 1,211,040
Banco Santander SA:
2.75%, 05/28/25 .................. 10,800 11,284,155
1.85%, 03/25/26 .................. 15,000 14,971,263
Bancolombia SA, 3.00%, 01/29/25 ....... 690 704,835
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 1,798 1,829,465
Bank of America Corp.
(a)
:
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24 ..................... 20,000 21,421,457
(SOFR + 0.91%), 0.98%, 09/25/25 ...... 16,700 16,656,573
(SOFR + 1.15%), 1.32%, 06/19/26 ...... 7,605 7,581,802
(SOFR + 1.01%), 1.20%, 10/24/26 ...... 16,100 15,891,311
Series N, (SOFR + 0.91%), 1.66%, 03/11/27 13,500 13,540,764
Banque Federative du Credit Mutuel SA:
0.13%, 02/05/24 .................. EUR 3,400 4,021,000
2.63%, 03/18/24 .................. 500 634,706
Barclays plc:
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
.................... USD 6,970 7,201,306
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
............... 8,320 8,313,154
3.65%, 03/16/25 .................. 9,770 10,500,506
(EUR Swap Annual 1 Year + 3.70%), 3.37%,
04/02/25
(a)
.................... EUR 1,700 2,176,681
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
.................... USD 565 609,840
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)(b)
.......... 561 610,592
BNP Paribas SA:
0.75%, 11/11/22 .................. EUR 3,900 4,656,448
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
... USD 13,856 13,551,051
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.03%), 3.88%, 07/26/27
(a)
......... 1,859 1,867,714

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
CIT Group, Inc.:
5.00%, 08/01/23 .................. USD 988 $ 1,071,980
(SOFR + 3.83%), 3.93%, 06/19/24
(a)
.... 4,726 4,997,745
Citigroup, Inc., (SOFR + 2.84%), 3.11%,
04/08/26
(a)
..................... 12,805 13,668,864
CMB Wing Lung Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 3.75%, 11/22/27
(a)
.......... 3,725 3,813,469
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(a)
........... EUR 800 949,786
Credit Agricole SA, (SOFR + 0.89%), 1.25%,
01/26/27
(a)(b)
.................... USD 19,330 18,905,681
Credit Mutuel Arkea SA, 0.01%, 01/28/26 ... EUR 2,700 3,158,336
Dah Sing Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.55%), 4.25%, 11/30/26
(a)
........... USD 1,854 1,878,334
Danske Bank A/S
(a)(b)
:
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22 ..................... 17,255 17,428,497
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ................ 20,650 20,426,714
Doha Finance Ltd., 2.38%, 03/31/26 ...... 900 899,719
HSBC Holdings plc, (SOFR + 1.40%), 2.63%,
11/07/25
(a)
..................... 5,159 5,391,704
ICICI Bank Ltd., 4.00%, 03/18/26 ........ 2,001 2,158,379
ING Groep NV:
1.00%, 09/20/23 .................. EUR 4,500 5,430,705
(EURIBOR 3 Month + 0.60%), 0.10%,
09/03/25
(a)
.................... 1,700 1,993,087
(SOFR + 1.01%), 1.00%, 04/01/27
(a)
.... USD 4,530 4,532,617
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 950 968,287
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
.................... 27,900 29,861,840
1.50%, 01/27/25 .................. EUR 1,855 2,298,031
(SOFR + 1.85%), 2.08%, 04/22/26
(a)
.... USD 20,755 21,316,724
KBC Group NV, 1.13%, 01/25/24 ........ EUR 3,800 4,604,921
Landesbank Baden-Wuerttemberg, (EUR Swap
Annual 5 Year + 1.77%), 2.87%, 05/27/26
(a)
3,120 3,669,786
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 1.33%, 06/15/23
(a)
......... USD 4,950 4,997,735
Mizuho Financial Group, Inc., 0.52%, 06/10/24 EUR 4,565 5,441,439
Natwest Group plc:
3.88%, 09/12/23 .................. USD 8,585 9,206,362
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
............... 9,520 9,822,054
Royal Bank of Canada, 0.00%, 04/01/21
(e)
... CAD 22,500 17,904,034
Samba Funding Ltd., 2.90%, 01/29/27 ..... USD 3,847 4,012,902
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 3,207,681
Santander UK Group Holdings plc:
3.57%, 01/10/23 .................. 1,715 1,753,097
(LIBOR USD 3 Month + 1.08%), 3.37%,
01/05/24
(a)
.................... 3,715 3,882,526
Shinhan Bank Co. Ltd., 3.75%, 09/20/27 .... 662 719,098
Standard Chartered plc
(a)(b)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.78%),
0.99%, 01/12/25 ................ 8,960 8,909,359
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.88%),
1.21%, 03/23/25 ................ 5,365 5,375,654
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.46%, 01/14/27 ................ USD 5,916 $ 5,774,695
Toronto-Dominion Bank (The), 0.38%, 04/25/24 EUR 2,625 3,123,127
UniCredit SpA:
6.95%, 10/31/22 .................. 6,430 8,311,096
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 4,475 4,492,882
Wells Fargo & Co., 3.75%, 01/24/24 ...... 18,005 19,469,988
476,125,477
Beverages — 0.1%
Asahi Group Holdings Ltd.:
0.16%, 10/23/24 .................. EUR 1,200 1,413,634
1.15%, 09/19/25 .................. 1,700 2,083,222
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... USD 1,990 2,106,913
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 410 375,278
Pernod Ricard SA:
0.00%, 10/24/23 .................. EUR 3,600 4,233,220
1.13%, 04/07/25 .................. 1,900 2,325,499
12,537,766
Biotechnology — 0.3%
AbbVie, Inc.:
1.50%, 11/15/23 .................. 5,760 7,026,698
1.25%, 06/01/24 .................. 1,305 1,586,661
2.95%, 11/21/26 .................. USD 13,915 14,815,033
23,428,392
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 1,765 1,827,566
CRH Finland Services OYJ, 0.88%, 11/05/23 . EUR 1,670 2,008,207
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... USD 468 503,100
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
...... 243 258,187
Masonite International Corp., 5.75%, 09/15/26
(b)
110 114,400
National Central Cooling Co. PJSC, 2.50%,
10/21/27 ...................... 1,838 1,791,476
6,502,936
Capital Markets — 1.3%
China Cinda Finance 2017 I Ltd., 4.40%,
03/09/27 ...................... 4,095 4,539,052
CICC Hong Kong Finance 2016 MTN Ltd.,
2.00%, 01/26/26 ................. 2,500 2,481,839
Credit Suisse Group AG
(b)
:
3.57%, 01/09/23 .................. 8,565 8,740,923
(SOFR + 0.98%), 1.31%, 02/02/27
(a)
.... 12,265 11,875,443
Deutsche Bank AG
(a)
:
(SOFR + 1.13%), 1.00%, 04/01/25 ...... 7,780 7,777,291
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25 ..................... EUR 2,700 3,213,240
Goldman Sachs Group, Inc. (The), (EURIBOR 3
Month + 0.55%), 0.00%, 04/21/23
(a)
..... 4,890 5,744,252
Guotai Junan International Holdings Ltd.,
2.00%, 03/03/26 ................. USD 570 565,515
Haitong International Securities Group Ltd.,
3.13%, 05/18/25 ................. 2,849 2,927,347
Huarong Finance Co. Ltd., 4.25%, 11/07/27 .. 2,971 3,162,258
Macquarie Bank Ltd., 4.88%, 06/10/25 ..... 2,091 2,320,254
Mirae Asset Daewoo Co. Ltd., 2.63%, 07/30/25 2,841 2,872,073
Morgan Stanley, (SOFR + 1.99%), 2.19%,
04/28/26
(a)
..................... 10,640 10,993,591
MSCI, Inc., 5.38%, 05/15/27
(b)
.......... 1,297 1,387,142
OMERS Finance Trust, 1.10%, 03/26/26
(b)
... 17,380 17,321,906
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 1,290 1,400,053

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS AG, 0.75%, 04/21/23 ............ EUR 4,405 $ 5,265,711
UBS Group AG
(a)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
.................... USD 5,810 5,989,734
(EUR Swap Annual 1 Year + 0.55%), 0.25%,
01/29/26 ..................... EUR 2,640 3,103,934
Volvo Treasury AB:
(EURIBOR 3 Month + 0.65%), 0.11%,
09/13/21
(a)
.................... 4,200 4,933,073
0.10%, 05/24/22 .................. 240 282,404
0.00%, 02/11/23 .................. 940 1,105,663
108,002,698
Chemicals — 0.4%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ...................... USD 865 877,568
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 200 197,050
Arkema SA, 0.13%, 10/14/26 ........... EUR 800 943,025
Axalta Coating Systems LLC, 4.75%,
06/15/27
(b)
..................... USD 885 925,091
BASF SE:
2.00%, 12/05/22 .................. EUR 4,520 5,502,483
0.10%, 06/05/23 .................. 3,500 4,131,129
Covestro AG, 0.88%, 02/03/26 .......... 1,430 1,733,052
Equate Petrochemical BV:
4.25%, 11/03/26
(b)
................. USD 2,077 2,262,632
4.25%, 11/03/26 .................. 3,037 3,308,432
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,571 1,616,088
LYB International Finance III LLC, 1.25%,
10/01/25 ...................... 3,915 3,865,580
Nutrition & Biosciences, Inc., 1.23%, 10/01/25
(b)
7,872 7,736,905
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 1,180 1,206,550
Sasol Financing USA LLC:
4.38%, 09/18/26 .................. 620 630,168
5.50%, 03/18/31 .................. 1,015 992,163
35,927,916
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.13%, 06/15/23 .. 396 411,345
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
6,919 7,337,461
APX Group, Inc., 6.75%, 02/15/27
(b)
....... 483 518,124
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 3,962 4,056,097
6.38%, 05/01/25
(b)
................. 1,908 2,022,480
4.75%, 06/01/26 .................. 1,313 1,349,764
5.00%, 02/01/28
(b)
................. 1,018 1,056,430
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 40 42,250
Garda World Security Corp., 4.63%, 02/15/27
(b)
695 695,000
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 226 232,780
3.75%, 08/01/25 .................. 361 366,415
5.13%, 12/15/26 .................. 3,869 4,076,959
GLP China Holdings Ltd.:
4.97%, 02/26/24 .................. 1,965 2,109,305
2.95%, 03/29/26 .................. 1,320 1,314,134
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 359 365,282
Motability Operations Group plc, 1.63%,
06/09/23 ...................... EUR 5,305 6,475,769
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. USD 782 834,120
5.75%, 04/15/26 .................. 1,242 1,343,906
3.38%, 08/31/27 .................. 911 883,670
35,491,291
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... USD 1,175 $ 1,198,559
CommScope, Inc.:
6.00%, 03/01/26 .................. 2,442 2,573,099
8.25%, 03/01/27 .................. 184 196,880
ViaSat, Inc., 5.63%, 04/15/27 .......... 3,939 4,131,676
8,100,214
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 530 549,378
Heathrow Funding Ltd., 1.50%, 10/12/25 ... EUR 6,045 7,402,219
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. USD 2,080 2,195,050
10,146,647
Construction Materials — 0.1%
Cemex SAB de CV
(b)
:
5.20%, 09/17/30 .................. 1,455 1,567,763
3.88%, 07/11/31 .................. 373 364,234
Holcim Finance Luxembourg SA, 0.13%,
07/19/27 ...................... EUR 1,900 2,194,976
Inversiones CMPC SA, 3.85%, 01/13/30
(b)
... USD 1,170 1,242,028
5,369,001
Consumer Finance — 2.8%
AerCap Ireland Capital DAC:
3.95%, 02/01/22 .................. 7,750 7,929,412
3.50%, 05/26/22 .................. 21,035 21,623,946
4.63%, 07/01/22 .................. 4,515 4,722,476
2.88%, 08/14/24 .................. 9,600 9,900,866
Azure Nova International Finance Ltd., 4.25%,
03/21/27 ...................... 4,046 4,472,095
CDBL Funding 1, 3.50%, 10/24/27 ....... 3,938 4,176,741
FCA Bank SpA:
0.50%, 09/18/23 .................. EUR 2,474 2,932,756
0.13%, 11/16/23 .................. 810 952,178
Ford Motor Credit Co. LLC:
3.34%, 03/28/22 .................. USD 9,589 9,720,945
2.98%, 08/03/22 .................. 503 510,545
3.35%, 11/01/22 .................. 357 364,211
4.14%, 02/15/23 .................. 10,234 10,575,816
3.37%, 11/17/23 .................. 22,661 23,227,525
3.81%, 01/09/24 .................. 1,213 1,250,906
5.13%, 06/16/25 .................. 1,476 1,594,080
3.38%, 11/13/25 .................. 221 224,757
4.13%, 08/17/27 .................. 200 206,500
3.82%, 11/02/27 .................. 200 202,250
2.90%, 02/16/28 .................. 627 602,390
General Motors Financial Co., Inc.:
3.20%, 07/06/21 .................. 29,901 30,030,826
4.20%, 11/06/21 .................. 14,325 14,634,275
5.20%, 03/20/23 .................. 19,565 21,218,046
4.00%, 01/15/25 .................. 3,800 4,127,675
Hyundai Capital Services, Inc.:
1.25%, 02/08/26 .................. 1,235 1,205,039
3.63%, 08/29/27 .................. 3,020 3,280,475
ICBCIL Finance Co. Ltd., 3.63%, 11/15/27 ... 3,940 4,236,731
Muthoot Finance Ltd., 6.13%, 10/31/22
(b)
... 1,110 1,150,238
Navient Corp.:
7.25%, 09/25/23 .................. 62 67,105
6.13%, 03/25/24 .................. 430 455,262
6.75%, 06/15/26 .................. 296 320,864
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 145 164,927
7.13%, 03/15/26 .................. 1,356 1,563,942
6.63%, 01/15/28 .................. 800 906,648
PSA Banque France SA, 0.00%, 01/22/25 ... EUR 2,100 2,455,578

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Synchrony Financial, 3.75%, 08/15/21 ..... USD 15,000 $ 15,098,010
Volkswagen Bank GmbH, 1.88%, 01/31/24 .. EUR 7,000 8,618,426
Volkswagen Leasing GmbH:
(EURIBOR 3 Month + 0.45%), 0.00%,
08/02/21
(a)
.................... 5,600 6,572,860
1.00%, 02/16/23 .................. 9,800 11,708,412
233,005,734
Containers & Packaging — 0.6%
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 .................. USD 1,751 1,840,275
4.13%, 08/15/26 .................. 1,783 1,827,093
Ball Corp., 5.25%, 07/01/25 ........... 12,214 13,801,820
CANPACK SA, 3.13%, 11/01/25
(b)
........ 471 477,624
Crown Americas LLC:
4.75%, 02/01/26 .................. 1,577 1,635,349
4.25%, 09/30/26 .................. 280 297,500
Graphic Packaging International LLC, 4.88%,
11/15/22 ...................... 389 406,505
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 1,040 988,000
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(b)
. 494 529,198
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 3,088 3,130,460
Sealed Air Corp.
(b)
:
5.13%, 12/01/24 .................. 5,330 5,769,725
4.00%, 12/01/27 .................. 123 125,921
SIG Combibloc PurchaseCo SARL:
1.88%, 06/18/23 .................. EUR 10,105 12,241,188
2.13%, 06/18/25 .................. 1,295 1,596,899
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
.................... USD 4,413 4,628,134
WRKCo, Inc., 3.75%, 03/15/25 .......... 2,210 2,411,623
51,707,314
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 5.88%, 05/15/26
(b)
............. 530 547,320
Diversified Consumer Services — 0.0%
(b)
frontdoor, Inc., 6.75%, 08/15/26 ......... 879 935,036
Graham Holdings Co., 5.75%, 06/01/26 .... 1,323 1,382,667
Sotheby's, 7.38%, 10/15/27 ............ 1,326 1,433,884
3,751,587
Diversified Financial Services — 0.6%
Far East Horizon Ltd., 2.63%, 03/03/24 .... 795 795,869
LSEGA Financing plc, 1.38%, 04/06/26
(b)
... 17,000 16,833,675
Ocean Laurel Co. Ltd., 2.38%, 10/20/25 .... 3,612 3,558,949
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
........ 990 1,000,086
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 1,954 2,086,970
REC Ltd.:
2.25%, 09/01/26 .................. 575 560,066
3.88%, 07/07/27 .................. 2,511 2,633,411
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. 577 688,073
7.38%, 09/01/25 .................. 598 652,597
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 667 692,012
Siemens Financieringsmaatschappij NV:
0.38%, 09/06/23 .................. EUR 5,710 6,805,250
1.20%, 03/11/26
(b)
................. USD 8,430 8,332,093
Synchrony Bank, 3.65%, 05/24/21 ....... 10,000 10,021,826
54,660,877
Diversified Telecommunication Services — 0.9%
Altice France SA
(b)
:
7.38%, 05/01/26 .................. 2,695 2,803,069
8.13%, 02/01/27 .................. 4,430 4,855,723
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
AT&T, Inc.:
1.05%, 09/05/23 .................. EUR 3,815 $ 4,589,517
1.70%, 03/25/26 .................. USD 16,090 16,084,351
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 .................. 4,380 4,631,040
5.88%, 05/01/27 .................. 741 764,712
Frontier Communications Corp., 5.88%,
10/15/27
(b)
..................... 1,370 1,452,200
Level 3 Financing, Inc., 5.25%, 03/15/26 .... 2,241 2,308,230
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 280 294,700
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... 1,452 1,602,805
Series Y, 7.50%, 04/01/24 ........... 931 1,043,511
5.13%, 12/15/26
(b)
................. 4,426 4,662,260
4.00%, 02/15/27
(b)
................. 1,809 1,847,767
Telecom Italia SpA, 5.30%, 05/30/24
(b)
..... 1,916 2,075,172
Telesat Canada, 4.88%, 06/01/27
(b)
....... 3,130 3,130,000
Tower Bersama Infrastructure Tbk. PT, 2.75%,
01/20/26 ...................... 1,200 1,200,000
Verizon Communications, Inc.:
0.75%, 03/22/24 .................. 5,115 5,120,614
1.45%, 03/20/26 .................. 7,440 7,440,603
1.75%, 01/20/31 .................. 7,095 6,607,110
Virgin Media Secured Finance plc, 5.50%,
08/15/26
(b)
..................... 1,800 1,867,689
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
6,093 5,986,372
80,367,445
Electric Utilities — 1.6%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
..................... 390 392,559
Adani Transmission Ltd., 4.00%, 08/03/26 ... 1,991 2,124,477
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 1,185 1,226,060
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,613,603
Enel Finance International NV, 0.00%, 06/17/24 EUR 7,930 9,345,135
Enexis Holding NV, 3.38%, 01/26/22 ...... 2,200 2,655,630
ESB Finance DAC, 3.49%, 01/12/24 ...... 2,185 2,811,584
Exelon Corp., 2.45%, 04/15/21 .......... USD 4,890 4,892,739
FirstEnergy Corp.
(c)
:
Series A, 3.35%, 07/15/22 ........... 4,346 4,411,190
Series B, 4.75%, 03/15/23 ........... 12,020 12,665,714
Series B, 4.40%, 07/15/27 ........... 3,395 3,649,625
ITC Holdings Corp., 2.70%, 11/15/22 ...... 2,180 2,250,015
Kallpa Generacion SA, 4.88%, 05/24/26 .... 441 480,966
NextEra Energy Capital Holdings, Inc.:
0.65%, 03/01/23 .................. 16,950 17,004,193
2.75%, 05/01/25 .................. 5,870 6,203,088
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
..................... 1,230 1,294,575
NRG Energy, Inc., 6.63%, 01/15/27 ....... 2,005 2,085,200
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.57%,
11/15/21
(a)
.................... 17,415 17,448,290
1.37%, 03/10/23 .................. 30,545 30,553,858
RTE Reseau de Transport d'Electricite SADIR,
1.63%, 10/08/24 ................. EUR 1,000 1,241,399
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
USD 2,218 2,305,345
133,655,245
Electrical Equipment — 0.2%
Eaton Capital Unlimited Co., 0.02%, 05/14/21 EUR 4,595 5,388,988
Schneider Electric SE:
0.00%, 06/12/23 .................. 1,700 2,004,355
0.25%, 09/09/24 .................. 2,900 3,448,823

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 .................. USD 800 $ 888,000
5.00%, 10/01/25 .................. 1,249 1,380,145
13,110,311
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26 ...................... EUR 2,645 3,202,327
CDW LLC:
5.50%, 12/01/24 .................. USD 312 341,939
4.13%, 05/01/25 .................. 19,561 20,343,440
23,887,706
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.88%, 04/01/27
(b)
.... 2,606 2,716,755
Halliburton Co., 3.80%, 11/15/25 ........ 398 437,699
New Fortress Energy, Inc., 6.50%, 09/30/26
(b)
. 1,776 1,789,320
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 774 809,869
USA Compression Partners LP:
6.88%, 04/01/26 .................. 2,990 3,066,619
6.88%, 09/01/27 .................. 241 248,230
9,068,492
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 65 66,150
6.50%, 05/15/27 .................. 2,078 2,306,580
4.75%, 10/15/27 .................. 183 184,372
3.75%, 01/15/28 .................. 494 487,208
Netflix, Inc., 5.88%, 02/15/25 ........... 1,975 2,263,844
5,308,154
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
2.40%, 03/15/25 .................. 4,355 4,543,420
1.30%, 09/15/25 .................. 2,245 2,235,323
Crown Castle International Corp.:
3.20%, 09/01/24 .................. 1,539 1,652,681
1.35%, 07/15/25 .................. 11,410 11,386,117
CyrusOne LP, 1.45%, 01/22/27 ......... EUR 945 1,115,974
Digital Dutch Finco BV, 0.63%, 07/15/25 .... 6,335 7,575,407
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 695 786,740
Equinix, Inc.:
1.25%, 07/15/25 .................. 11,931 11,831,076
1.00%, 09/15/25 .................. 7,500 7,364,545
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26 . 380 408,526
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 528 514,655
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 2,555 2,742,456
4.50%, 09/01/26 .................. 1,072 1,121,945
5.75%, 02/01/27 .................. 1,846 2,035,095
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ...................... 1,400 1,667,601
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 1,063 1,088,108
SBA Communications Corp., 3.88%, 02/15/27 3,809 3,893,560
Service Properties Trust, 7.50%, 09/15/25 ... 496 563,665
Simon International Finance SCA, 1.38%,
11/18/22 ...................... EUR 2,510 3,002,935
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... USD 745 820,431
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 248 252,495
4.25%, 12/01/26 .................. 2,228 2,279,433
3.75%, 02/15/27 .................. 4,245 4,245,000
73,127,188
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.4%
7-Eleven, Inc.
(b)
:
0.80%, 02/10/24 .................. USD 18,045 $ 17,985,367
0.95%, 02/10/26 .................. 5,040 4,909,464
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 .................. 907 903,526
4.63%, 01/15/27 .................. 2,026 2,099,837
Alimentation Couche-Tard, Inc., 1.88%,
05/06/26 ...................... EUR 3,920 4,898,905
30,797,099
Food Products — 0.2%
BRF GmbH, 4.35%, 09/29/26 .......... USD 508 519,589
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 2,800 2,771,257
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 684 719,055
General Mills, Inc., 0.45%, 01/15/26 ...... EUR 1,420 1,690,193
Kraft Heinz Foods Co.:
3.95%, 07/15/25 .................. USD 4,226 4,656,814
3.88%, 05/15/27 .................. 3,045 3,316,295
Post Holdings, Inc., 5.75%, 03/01/27
(b)
..... 1,089 1,145,367
Wens Foodstuffs Group Co. Ltd., 2.35%,
10/29/25 ...................... 2,590 2,485,040
17,303,610
Gas Utilities — 0.3%
ONE Gas, Inc., 1.10%, 03/11/24 ......... 20,000 19,994,299
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 360 364,050
Redexis Gas Finance BV, 1.88%, 05/28/25 .. EUR 900 1,118,287
Snam SpA, 0.00%, 08/15/25 ........... 1,400 1,641,616
23,118,252
Health Care Equipment & Supplies — 0.4%
Abbott Ireland Financing DAC:
0.88%, 09/27/23 .................. 4,445 5,350,099
0.10%, 11/19/24 .................. 3,290 3,884,210
Becton Dickinson and Co.:
2.89%, 06/06/22 .................. USD 12,791 13,122,501
1.40%, 05/24/23 .................. EUR 1,325 1,600,219
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ...................... 1,935 2,379,711
Danaher Corp., 1.70%, 03/30/24 ........ 1,600 1,975,324
Medtronic Global Holdings SCA:
0.00%, 12/02/22 .................. 400 471,335
0.38%, 03/07/23 .................. 4,330 5,134,926
0.00%, 10/15/25 .................. 2,380 2,784,540
36,702,865
Health Care Providers & Services — 0.7%
Akumin, Inc., 7.00%, 11/01/25
(b)
......... USD 257 273,384
Centene Corp.
(b)
:
5.38%, 06/01/26 .................. 2,359 2,466,806
5.38%, 08/15/26 .................. 2,672 2,818,693
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. 2,218 2,341,387
8.00%, 03/15/26 .................. 2,102 2,272,893
Fresenius Finance Ireland plc, 0.00%, 10/01/25 EUR 2,830 3,301,656
HCA, Inc.:
5.38%, 02/01/25 .................. USD 2,105 2,348,159
5.25%, 04/15/25 .................. 7,000 7,993,352
5.88%, 02/15/26 .................. 11,013 12,623,651
5.38%, 09/01/26 .................. 7,531 8,491,203
Legacy LifePoint Health LLC, 6.75%, 04/15/25
(b)
645 685,313
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 912 975,202
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 359 377,847
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................. 2,185 2,180,471
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 800 854,000
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 408 422,790

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. USD 300 $ 306,207
4.63%, 09/01/24
(b)
................. 1,518 1,561,642
4.88%, 01/01/26
(b)
................. 3,572 3,714,023
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 59 61,213
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 680 721,650
56,791,542
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
.......... 2,193 2,315,358
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 .................. 2,591 2,752,938
4.38%, 01/15/28 .................. 1,135 1,140,357
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 310 326,662
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 492 511,434
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
4,376 4,664,882
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 1,350 1,424,655
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................. 233 267,076
10.50%, 02/01/26 ................. 256 301,120
5.75%, 03/01/27 .................. 2,298 2,358,322
9.88%, 08/01/27 .................. 325 382,652
Cedar Fair LP, 5.50%, 05/01/25
(b)
........ 1,321 1,390,405
Champion Path Holdings Ltd., 4.50%, 01/27/26 667 693,472
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
... 2,632 2,750,966
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 667 682,424
5.95%, 10/19/25 .................. 1,167 1,219,515
Haidilao International Holding Ltd., 2.15%,
01/14/26 ...................... 995 983,399
Hilton Domestic Operating Co., Inc., 5.38%,
05/01/25
(b)
..................... 4,374 4,610,196
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,800 1,878,750
KFC Holding Co., 5.25%, 06/01/26
(b)
...... 505 520,443
Life Time, Inc., 5.75%, 01/15/26
(b)
........ 697 717,074
MGM China Holdings Ltd.:
5.25%, 06/18/25 .................. 667 692,638
5.88%, 05/15/26 .................. 667 698,265
MGM Resorts International:
7.75%, 03/15/22 .................. 1,712 1,803,421
5.75%, 06/15/25 .................. 757 825,130
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
....... 80 93,864
Powdr Corp., 6.00%, 08/01/25
(b)
......... 455 479,502
Sands China Ltd., 3.80%, 01/08/26 ....... 1,937 2,055,375
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 1,251 1,295,661
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
1,721 1,860,831
Studio City Finance Ltd., 6.00%, 07/15/25 ... 1,000 1,053,165
Travel + Leisure Co., 6.63%, 07/31/26
(b)
.... 305 346,282
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 244 260,165
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 718 751,839
Wynn Macau Ltd., 4.88%, 10/01/24 ....... 667 675,546
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
1,477 1,601,194
Yum! Brands, Inc., 7.75%, 04/01/25
(b)
...... 3,527 3,857,656
47,927,276
Household Durables — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
248 265,980
KB Home, 7.63%, 05/15/23 ............ 15,000 16,256,250
Meritage Homes Corp., 5.13%, 06/06/27 .... 507 556,432
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
178 184,267
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
1,565 1,662,813
Security
Par (000)
Par (000) Value
Household Durables (continued)
PulteGroup, Inc., 5.00%, 01/15/27 ........ USD 781 $ 898,150
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 761 814,270
20,638,162
Household Products — 0.0%
(b)
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 ...................... 605 592,144
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26 ...................... 189 189,000
781,144
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust, 1.84%, 11/15/23
(b)
. 8,395 8,506,636
Calpine Corp., 5.25%, 06/01/26
(b)
........ 2,250 2,313,563
Cikarang Listrindo Tbk. PT, 4.95%, 09/14/26 . 500 512,031
Colbun SA, 3.15%, 03/06/30
(b)
.......... 295 301,822
11,634,052
Industrial Conglomerates — 0.1%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................. 600 740,625
6.88%, 03/25/44 .................. 235 290,078
CITIC Ltd., 3.88%, 02/28/27 ........... 3,996 4,316,929
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
.. 560 587,475
5,935,107
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
..................... 1,727 1,729,159
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 139 148,730
China Life Insurance Overseas Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.35%, 07/27/27
(a)
3,755 3,833,620
E.ON International Finance BV:
0.75%, 11/30/22 .................. EUR 1,150 1,366,689
1.00%, 04/13/25 .................. 300 364,356
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... USD 431 462,247
Marsh & McLennan Cos., Inc., 1.35%, 09/21/26 EUR 3,040 3,776,280
Vigorous Champion International Ltd., 2.75%,
06/02/25 ...................... USD 2,814 2,862,244
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26 ................. 2,771 2,818,627
17,361,952
Interactive Media & Services — 0.2%
Baidu, Inc.:
2.88%, 07/06/22 .................. 8,205 8,404,997
3.63%, 07/06/27 .................. 3,200 3,477,000
Tencent Holdings Ltd., 3.60%, 01/19/28 .... 2,300 2,443,612
14,325,609
Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc., 0.10%, 03/08/25 .... EUR 3,610 4,245,285
Meituan Dianping, 2.13%, 10/28/25 ....... USD 2,500 2,481,250
6,726,535
IT Services — 0.5%
Amadeus IT Group SA:
(EURIBOR 3 Month + 0.65%), 0.11%,
02/09/23
(a)
.................... EUR 13,900 16,311,419
2.50%, 05/20/24 .................. 5,200 6,526,330
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
USD 918 908,820
Capgemini SE, 0.63%, 06/23/25 ......... EUR 2,400 2,884,352
Global Payments, Inc., 1.20%, 03/01/26 .... USD 9,780 9,627,660
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 744 762,615
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 200 211,250
Unisys Corp., 6.88%, 11/01/27
(b)
......... 478 523,410

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
VeriSign, Inc., 5.25%, 04/01/25 ......... USD 1,523 $ 1,719,162
39,475,018
Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25
(b)
.......... 275 289,149
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 3,215,352
Machinery — 0.3%
Colfax Corp., 6.38%, 02/15/26
(b)
......... USD 1,754 1,865,817
EnPro Industries, Inc., 5.75%, 10/15/26 .... 156 165,126
Illinois Tool Works, Inc., 0.25%, 12/05/24 ... EUR 5,360 6,368,643
KION Group AG, 1.63%, 09/24/25 ........ 2,200 2,682,493
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
USD 781 807,124
Parker-Hannifin Corp., 2.70%, 06/14/24 .... 2,115 2,242,588
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... 1,477 1,506,983
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 716 767,910
Terex Corp., 5.63%, 02/01/25
(b)
......... 1,823 1,874,281
Traton Finance Luxembourg SA, 0.13%,
03/24/25 ...................... EUR 4,100 4,806,003
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. USD 2,451 2,565,891
25,652,859
Media — 1.2%
Altice Financing SA, 7.50%, 05/15/26
(b)
..... 4,445 4,645,025
AMC Networks, Inc., 5.00%, 04/01/24 ..... 304 307,800
Charter Communications Operating LLC:
Series USD, 4.50%, 02/01/24 ......... 12,280 13,431,133
4.91%, 07/23/25 .................. 9,000 10,202,820
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 856 894,614
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 3,650 3,670,988
CSC Holdings LLC:
5.25%, 06/01/24 .................. 5,362 5,784,258
5.50%, 05/15/26
(b)
................. 3,349 3,452,819
DISH DBS Corp.:
5.88%, 07/15/22 .................. 722 754,129
5.00%, 03/15/23 .................. 887 925,363
7.75%, 07/01/26 .................. 2,300 2,538,590
Informa plc:
1.50%, 07/05/23 .................. EUR 5,000 6,033,542
2.13%, 10/06/25 .................. 9,855 12,192,233
Interpublic Group of Cos., Inc. (The), 3.75%,
10/01/21 ...................... USD 1,545 1,570,816
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 849 905,161
MMS USA Investments, Inc., 0.63%, 06/13/25 EUR 3,300 3,933,857
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
USD 182 183,820
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 2,766 2,797,118
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
..................... 929 906,936
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. 1,809 1,863,451
5.38%, 07/15/26 .................. 1,295 1,337,087
5.00%, 08/01/27 .................. 1,111 1,165,495
Sky Ltd., 1.50%, 09/15/21 ............. EUR 2,040 2,412,140
Univision Communications, Inc., 6.63%,
06/01/27
(b)
..................... USD 1,090 1,164,038
ViacomCBS, Inc., 3.88%, 04/01/24 ....... 3,860 4,157,393
Videotron Ltd., 5.13%, 04/15/27
(b)
........ 1,310 1,384,506
WPP Finance 2013, 3.00%, 11/20/23 ...... EUR 3,960 5,024,245
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
..... USD 667 695,348
Ziggo BV, 5.50%, 01/15/27
(b)
........... 4,297 4,474,251
98,808,976
Security
Par (000)
Par (000) Value
Metals & Mining — 0.4%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(c)
USD 138 $ 149,689
Anglo American Capital plc, 4.13%, 04/15/21
(b)
850 849,745
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 455 455,995
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 505 493,183
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 861 927,973
6.13%, 02/15/28 .................. 181 192,765
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 592 599,400
5.88%, 02/15/26 .................. 3,642 3,753,081
Freeport-McMoRan, Inc., 4.55%, 11/14/24 ... 1,049 1,146,804
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 1,130 1,110,225
Glencore Funding LLC:
1.63%, 09/01/25
(b)
................. 7,000 6,997,558
3.88%, 10/27/27 .................. 3,087 3,386,439
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 1,260 1,365,919
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 685 702,981
Kaiser Aluminum Corp., 6.50%, 05/01/25
(b)
.. 236 250,089
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 09/29/27 ................. 1,867 1,894,090
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 2,226 2,415,767
Novelis Corp., 5.88%, 09/30/26
(b)
........ 3,967 4,140,556
Nucor Corp., 2.00%, 06/01/25 .......... 1,245 1,277,243
Steel Dynamics, Inc., 2.40%, 06/15/25 ..... 765 797,322
Usiminas International SARL, 5.88%,
07/18/26
(b)
..................... 510 537,253
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 1,040 1,081,496
Vedanta Resources Finance II plc:
13.88%, 01/21/24 ................. 667 719,735
13.88%, 01/21/24
(b)
................ 223 240,631
8.95%, 03/11/25 .................. 833 795,931
36,281,870
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26 1,665 1,664,480
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
..................... 75 78,375
1,742,855
Multiline Retail — 0.0%
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 838 926,635
Multi-Utilities — 0.3%
Dominion Energy, Inc., 2.72%, 08/15/21
(c)
... 10,910 11,000,780
Engie SA, 0.38%, 02/28/23 ............ EUR 3,600 4,263,608
National Grid Electricity Transmission plc,
0.19%, 01/20/25 ................. 1,490 1,757,045
Veolia Environnement SA, 0.67%, 03/30/22 .. 5,400 6,378,061
23,399,494
Oil, Gas & Consumable Fuels — 2.7%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... USD 1,021 1,056,735
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 .................. 812 873,322
5.75%, 03/01/27 .................. 135 135,030
Antero Resources Corp., 8.38%, 07/15/26
(b)
.. 210 231,525
APT Pipelines Ltd., 4.25%, 07/15/27 ...... 4,200 4,648,939
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
652 702,673
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27 ...................... 1,986 2,085,300
Cheniere Energy Partners LP, 5.63%, 10/01/26 441 461,154
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
119 123,867
CNX Resources Corp., 7.25%, 03/14/27
(b)
... 700 751,877
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
..................... 249 244,072

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Contemporary Ruiding Development Ltd.,
1.88%, 09/17/25 ................. USD 3,000 $ 2,979,070
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 266 266,213
4.50%, 04/15/23 .................. 119 123,248
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 375 380,625
CrownRock LP, 5.63%, 10/15/25
(b)
....... 3,381 3,449,364
Diamondback Energy, Inc.:
0.90%, 03/24/23 .................. 7,495 7,499,803
2.88%, 12/01/24 .................. 8,710 9,185,039
4.75%, 05/31/25 .................. 8,600 9,610,328
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
..................... 861 919,307
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 1,005 1,074,084
5.50%, 01/30/26 .................. 899 932,982
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)
..................... 1,295 1,300,504
Energy Transfer Operating LP:
3.60%, 02/01/23 .................. 2,900 3,020,082
4.25%, 03/15/23 .................. 35,795 37,776,406
5.88%, 01/15/24 .................. 10,825 12,050,112
4.50%, 04/15/24 .................. 1,433 1,562,772
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 401 387,759
EQM Midstream Partners LP
(b)
:
6.00%, 07/01/25 .................. 1,010 1,087,012
6.50%, 07/01/27 .................. 498 541,451
Genesis Energy LP, 8.00%, 01/15/27 ...... 552 558,911
Geopark Ltd., 5.50%, 01/17/27
(b)
......... 520 528,937
GNL Quintero SA, 4.63%, 07/31/29 ....... 2,750 2,996,125
Greenko Dutch BV, 3.85%, 03/29/26 ...... 667 669,293
Greenko Mauritius Ltd., 6.25%, 02/21/23 ... 1,998 2,054,818
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27 ...................... 1,961 2,085,857
India Green Energy Holdings, 5.38%,
04/29/24
(b)
..................... 1,075 1,116,656
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 540 552,690
Kinder Morgan Energy Partners LP, 4.25%,
09/01/24 ...................... 1,530 1,685,344
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 1,487 1,557,041
MEG Energy Corp., 6.50%, 01/15/25
(b)
..... 904 933,787
Mongolian Mining Corp., 9.25%, 04/15/24
(b)
.. 333 311,979
MPLX LP:
3.50%, 12/01/22 .................. 4,885 5,097,350
1.75%, 03/01/26 .................. 22,695 22,729,660
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 3,257 3,346,242
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
772 793,230
NuStar Logistics LP, 5.75%, 10/01/25 ...... 466 498,862
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 208 208,078
2.70%, 02/15/23 .................. 425 424,031
6.95%, 07/01/24 .................. 174 190,928
2.90%, 08/15/24 .................. 4,521 4,471,450
5.50%, 12/01/25 .................. 329 347,918
3.40%, 04/15/26 .................. 142 137,882
Oil India International Pte. Ltd., 4.00%,
04/21/27 ...................... 1,948 2,067,315
Oil India Ltd., 5.38%, 04/17/24 .......... 950 1,053,550
ONGC Videsh Vankorneft Pte. Ltd., 3.75%,
07/27/26 ...................... 1,981 2,094,288
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 .................. 186 192,095
5.63%, 07/01/24 .................. 9,278 10,199,542
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.38%, 01/01/26 .................. USD 139 $ 153,182
Ovintiv, Inc., 3.90%, 11/15/21 ........... 4,850 4,902,970
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 2,177 2,222,608
PDC Energy, Inc., 5.75%, 05/15/26 ....... 235 243,754
Petrobras Global Finance BV:
4.38%, 05/20/23 .................. 760 795,910
5.30%, 01/27/25 .................. 2,225 2,441,937
7.38%, 01/17/27 .................. 510 604,350
Pioneer Natural Resources Co., 1.13%,
01/15/26 ...................... 6,380 6,263,701
PTTEP Treasury Center Co. Ltd., 2.59%,
06/10/27 ...................... 2,600 2,675,563
Puma International Financing SA, 5.13%,
10/06/24 ...................... 495 494,845
Range Resources Corp.:
5.00%, 08/15/22 .................. 200 203,540
9.25%, 02/01/26 .................. 605 657,345
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 672 701,649
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 5,967 6,732,847
Santos Finance Ltd., 4.13%, 09/14/27 ..... 1,943 2,046,154
Sinopec Group Overseas Development 2017
Ltd., 3.63%, 04/12/27 .............. 2,250 2,443,275
SK Battery America, Inc., 2.13%, 01/26/26 .. 2,305 2,224,354
SM Energy Co., 10.00%, 01/15/25
(b)
...... 624 702,000
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 54 54,000
6.45%, 01/23/25
(c)
................. 61 65,479
7.50%, 04/01/26 .................. 418 442,252
Spectra Energy Partners LP, 4.75%, 03/15/24 1,710 1,880,890
Sunoco Logistics Partners Operations LP,
3.45%, 01/15/23 ................. 8,080 8,387,529
Sunoco LP, 6.00%, 04/15/27 ........... 54 56,498
Tallgrass Energy Partners LP, 7.50%,
10/01/25
(b)
..................... 366 393,944
Targa Resources Partners LP:
4.25%, 11/15/23 .................. 541 543,164
5.88%, 04/15/26 .................. 755 790,391
TerraForm Power Operating LLC, 4.25%,
01/31/23
(b)
..................... 2,039 2,105,268
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 742 762,041
Williams Cos., Inc. (The), 4.00%, 11/15/21 ... 4,650 4,708,907
231,064,861
Pharmaceuticals — 0.4%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 442 489,736
8.50%, 01/31/27 .................. 2,525 2,801,172
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 .................. 3,342 3,426,219
5.50%, 11/01/25 .................. 387 397,596
9.00%, 12/15/25 .................. 3,377 3,669,009
Bayer AG, 0.05%, 01/12/25 ............ EUR 2,900 3,390,104
Bayer Capital Corp. BV, 1.50%, 06/26/26 ... 2,600 3,223,820
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
..................... USD 248 259,780
Merck Financial Services GmbH, 0.01%,
12/15/23 ...................... EUR 4,500 5,299,188
P&L Development LLC, 7.75%, 11/15/25
(b)
... USD 710 759,700
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 2,756 2,923,151
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. 210 230,937
Upjohn Finance BV, 0.82%, 06/23/22 ...... EUR 5,090 6,036,684
32,907,096

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
(b)
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 USD 2,835 $ 3,026,929
Jaguar Holding Co. II/PPD Development LP,
4.63%, 06/15/25 ................. 3,552 3,705,802
6,732,731
Real Estate Management & Development — 0.8%
Agile Group Holdings Ltd., 5.75%, 01/02/25 .. 1,000 1,022,187
China Aoyuan Group Ltd.:
6.35%, 02/08/24 .................. 1,000 1,002,187
5.98%, 08/18/25 .................. 1,000 979,688
China Evergrande Group:
8.25%, 03/23/22 .................. 667 635,738
9.50%, 04/11/22 .................. 667 640,737
11.50%, 01/22/23 ................. 1,334 1,254,794
10.00%, 04/11/23 ................. 666 611,887
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26 ........ 550 548,505
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 .................. 667 686,385
7.00%, 05/02/25 .................. 667 675,337
CIFI Holdings Group Co. Ltd.:
6.45%, 11/07/24 .................. 667 708,896
6.00%, 07/16/25 .................. 750 795,938
5.95%, 10/20/25 .................. 750 797,109
Country Garden Holdings Co. Ltd., 5.63%,
12/15/26 ...................... 2,086 2,323,934
Easy Tactic Ltd.:
9.13%, 07/28/22 .................. 333 331,855
5.88%, 02/13/23 .................. 667 615,381
8.13%, 02/27/23 .................. 667 636,985
11.75%, 08/02/23 ................. 667 678,464
Esic Sukuk Ltd., 3.94%, 07/30/24 ........ 1,903 1,977,931
Fantasia Holdings Group Co. Ltd.:
10.88%, 01/09/23 ................. 1,167 1,162,259
11.88%, 06/01/23 ................. 667 658,245
9.25%, 07/28/23 .................. 667 614,891
9.88%, 10/19/23 .................. 333 307,609
Fuqing Investment Management Ltd., 3.25%,
06/23/25 ...................... 540 536,963
Hysan MTN Ltd., 2.88%, 06/02/27 ........ 3,773 3,941,606
Kaisa Group Holdings Ltd.:
11.50%, 01/30/23 ................. 1,000 1,033,437
10.88%, 07/23/23 ................. 1,000 1,038,125
9.75%, 09/28/23 .................. 667 678,673
11.95%, 11/12/23 ................. 1,334 1,401,117
9.38%, 06/30/24 .................. 667 641,154
Longfor Group Holdings Ltd.:
3.90%, 04/16/23 .................. 2,600 2,723,500
3.38%, 04/13/27 .................. 1,895 1,963,102
Mirvac Group Finance Ltd., 3.63%, 03/18/27 . 3,916 4,204,979
Redsun Properties Group Ltd., 9.70%, 04/16/23 1,000 1,034,375
Shimao Group Holdings Ltd., 5.60%, 07/15/26 2,026 2,189,346
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................. 2,048 2,284,160
Sunac China Holdings Ltd.:
7.95%, 10/11/23 .................. 666 703,463
7.50%, 02/01/24 .................. 834 877,524
6.65%, 08/03/24 .................. 834 855,371
6.50%, 01/10/25 .................. 667 675,963
7.00%, 07/09/25 .................. 917 939,638
Times China Holdings Ltd.:
6.75%, 07/08/25 .................. 1,417 1,486,964
6.20%, 03/22/26 .................. 1,417 1,436,041
Unique Pub Finance Co. plc (The), Series M,
7.40%, 03/28/24
(c)
................ GBP 4,920 7,155,761
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27 ...................... USD 2,997 $ 3,223,648
Vonovia Finance BV:
0.13%, 04/06/23 .................. EUR 4,100 4,833,591
1.63%, 04/07/24 .................. 1,800 2,211,021
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24 .. USD 800 839,750
68,576,214
Road & Rail — 0.3%
CMB International Leasing Management Ltd.:
1.88%, 08/12/25 .................. 2,709 2,663,183
2.00%, 02/04/26 .................. 1,235 1,218,717
DAE Funding LLC, 2.63%, 03/20/25
(b)
..... 1,305 1,312,341
Penske Truck Leasing Co. LP, 1.20%,
11/15/25
(b)
..................... 11,685 11,477,918
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 850 892,500
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 2,357 2,543,603
7.50%, 09/15/27 .................. 203 224,230
Yunda Holding Investment Ltd., 2.25%,
08/19/25 ...................... 2,738 2,689,164
23,021,656
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc., 4.70%, 04/15/25 ........ 25,555 28,803,797
Entegris, Inc., 4.63%, 02/10/26
(b)
........ 578 598,230
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
3,069 3,206,330
NXP BV
(b)
:
2.70%, 05/01/25 .................. 3,801 3,986,354
3.88%, 06/18/26 .................. 6,000 6,604,095
43,198,806
Software — 0.5%
Amadeus Capital Markets SA, 1.63%, 11/17/21 EUR 3,100 3,659,196
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... USD 4,215 4,520,588
BY Crown Parent LLC, 4.25%, 01/31/26
(b)
... 1,222 1,268,961
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 1,929 1,994,432
CDK Global, Inc., 4.88%, 06/01/27 ....... 2,213 2,312,032
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 1,784 1,818,520
Nuance Communications, Inc., 5.63%, 12/15/26 1,538 1,612,978
Oracle Corp., 1.65%, 03/25/26 .......... 24,435 24,627,942
PTC, Inc., 3.63%, 02/15/25
(b)
........... 1,281 1,314,626
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 2,113 2,194,667
45,323,942
Specialty Retail — 0.1%
eG Global Finance plc
(b)
:
6.75%, 02/07/25 .................. 770 787,325
8.50%, 10/30/25 .................. 200 212,944
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 485 484,091
L Brands, Inc., 6.88%, 07/01/25
(b)
........ 736 817,843
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 494 504,705
PetSmart, Inc., 4.75%, 02/15/28
(b)
........ 981 1,003,279
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 606 625,695
Staples, Inc., 7.50%, 04/15/26
(b)
......... 267 281,618
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26 ...................... 670 673,467
5,390,967
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 251 279,551
Litigation Systems, Inc., 4.00%, 10/30/27
(d)
.. 4,189 4,115,693
NCR Corp., 8.13%, 04/15/25
(b)
.......... 502 549,690
4,944,934

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Li & Fung Ltd., 4.50%, 08/18/25 ......... USD 1,874 $ 1,907,380
LVMH Moet Hennessy Louis Vuitton SE:
0.38%, 05/26/22 .................. EUR 500 590,090
0.00%, 02/11/24 .................. 4,000 4,718,907
0.00%, 02/11/26 .................. 1,600 1,883,488
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. USD 503 531,294
9,631,159
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 0.63%, 04/28/25 ............ EUR 1,700 2,045,156
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... USD 1,086 1,173,559
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 973 963,270
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
..................... 613 603,805
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
..................... 551 571,662
5,357,452
Tobacco — 0.6%
BAT Capital Corp.:
1.13%, 11/16/23 .................. EUR 2,350 2,823,032
3.22%, 08/15/24 .................. USD 4,845 5,161,687
2.79%, 09/06/24 .................. 29,510 31,099,054
BAT International Finance plc:
0.88%, 10/13/23 .................. EUR 2,124 2,534,817
1.67%, 03/25/26 .................. USD 4,700 4,651,956
Philip Morris International, Inc.:
2.88%, 03/03/26 .................. EUR 1,550 2,053,130
0.13%, 08/03/26 .................. 730 847,134
49,170,810
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
2.63%, 07/01/22 .................. USD 8,375 8,557,143
3.88%, 07/03/23 .................. 4,500 4,784,539
Aviation Capital Group LLC, 1.95%, 01/30/26
(b)
5,785 5,636,342
BOC Aviation Ltd., 3.50%, 09/18/27 ....... 3,889 4,113,833
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. 226 245,210
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 .................. 196 204,820
9.75%, 08/01/27 .................. 89 101,349
WESCO Distribution, Inc., 7.13%, 06/15/25
(b)
. 4,266 4,664,871
28,308,107
Transportation Infrastructure — 0.3%
Autoroutes du Sud de la France SA, 2.95%,
01/17/24 ...................... EUR 2,500 3,164,590
Fraport AG Frankfurt Airport Services
Worldwide, 1.63%, 07/09/24 .......... 15,950 19,176,668
22,341,258
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... USD 182 186,095
Wireless Telecommunication Services — 0.5%
Bharti Airtel Ltd., 4.38%, 06/10/25 ........ 2,017 2,166,661
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 4,947 5,267,269
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 538 566,245
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 1,684 1,853,225
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 .................. 1,476 1,550,261
4.50%, 04/27/31 .................. 1,355 1,409,200
Sprint Corp.:
7.88%, 09/15/23 .................. 2,766 3,161,538
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
7.13%, 06/15/24 .................. USD 892 $ 1,026,915
7.63%, 02/15/25 .................. 1,082 1,290,285
7.63%, 03/01/26 .................. 2,027 2,482,467
Sprint Spectrum Co. LLC
(b)
:
3.36%, 09/20/21
(c)
................. 393 396,074
4.74%, 03/20/25 .................. 8,110 8,683,377
T-Mobile USA, Inc.:
4.50%, 02/01/26 .................. 286 292,614
1.50%, 02/15/26
(b)
................. 1,944 1,925,026
2.63%, 04/15/26 .................. 2,371 2,415,575
VEON Holdings BV
(b)
:
4.00%, 04/09/25 .................. 1,995 2,057,842
3.38%, 11/25/27 .................. 1,189 1,166,350
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
935 937,338
38,648,262
Total Corporate Bonds — 32.8%
(Cost: $2,717,971,012) ............................ 2,762,119,813
Floating Rate Loan Interests — 0.0%
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27
(a)
................. 37 36,708
Total Floating Rate Loan Interests — 0.0%
(Cost: $35,992) ................................. 36,708
Foreign Agency Obligations — 0.8%
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25 ....................... 587 678,535
CBB International Sukuk Programme Co. SPC,
6.25%
,
11/14/24
(b)
................. 202 221,885
900,420
Chile — 0.0%
(b)
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31 ....................... 505 545,400
Empresa de Transporte de Pasajeros Metro SA,
3.65%
,
05/07/30 .................. 655 709,037
1,254,437
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26 .......... 2,070 2,313,494
France — 0.5%
Dexia Credit Local SA, 1.13%
,
04/09/26 .... 37,554 37,551,859
India — 0.1%
Export-Import Bank of India, 3.38%
,
08/05/26 . 1,987 2,101,874
Indian Oil Corp. Ltd., 4.75%
,
01/16/24 ...... 2,000 2,168,750
NTPC Ltd., 3.75%
,
04/03/24 ............ 2,013 2,128,118
Power Finance Corp. Ltd., 3.75%
,
06/18/24 .. 1,948 2,060,619
8,459,361
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30 .... 2,097 2,097,231
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25 ............ EUR 1,885 2,210,685
Mexico — 0.1%
Petroleos Mexicanos:
6.88%, 08/04/26 .................. USD 1,720 1,834,965
6.84%, 01/23/30 .................. 1,570 1,587,505

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mexico (continued)
5.95%, 01/28/31 .................. USD 5,370 $ 5,128,350
8,550,820
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 1,110 1,126,650
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
...................... 690 678,788
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(b)
:
2.88%, 04/16/24 .................. 3,245 3,407,315
2.25%, 11/24/30 .................. 1,035 993,134
4,400,449
Total Foreign Agency Obligations — 0.8%
(Cost: $69,907,473) ............................... 69,544,194
Foreign Government Obligations — 1.5%
Bahrain — 0.0%
(b)
Kingdom of Bahrain:
7.00%, 01/26/26 .................. 1,403 1,613,450
4.25%, 01/25/28
(b)
................. 780 773,694
7.38%, 05/14/30 .................. 892 989,841
3,376,985
Brazil — 0.1%
Federative Republic of Brazil:
6.00%, 04/07/26 .................. 877 1,007,728
4.63%, 01/13/28 .................. 1,940 2,051,550
3.88%, 06/12/30 .................. 2,042 1,979,464
5,038,742
Chile — 0.1%
Republic of Chile:
2.25%, 10/30/22 .................. 950 974,047
3.24%, 02/06/28 .................. 3,281 3,540,404
2.45%, 01/31/31 .................. 3,710 3,732,028
8,246,479
Colombia — 0.1%
Republic of Colombia:
4.00%, 02/26/24 .................. 384 409,080
8.13%, 05/21/24 .................. 3,010 3,593,188
3.88%, 04/25/27 .................. 2,510 2,683,347
4.50%, 03/15/29 .................. 869 949,111
4.13%, 05/15/51 .................. 510 485,137
8,119,863
Dominican Republic — 0.1%
Dominican Republic Government Bond:
4.50%, 01/30/30
(b)
................. 3,946 3,964,497
4.88%, 09/23/32
(b)
................. 1,715 1,732,150
6.40%, 06/05/49 .................. 1,100 1,151,906
6,848,553
Egypt — 0.1%
(b)
Arab Republic of Egypt:
6.13%, 01/31/22 .................. 500 512,969
5.58%, 02/21/23
(b)
................. 1,160 1,207,487
5.75%, 05/29/24
(b)
................. 935 979,705
4.75%, 04/11/25
(b)
................. EUR 290 352,623
5.88%, 06/11/25 .................. USD 989 1,042,159
5.25%, 10/06/25
(b)
................. 1,595 1,652,819
7.60%, 03/01/29 .................. 1,168 1,241,000
5.88%, 02/16/31
(b)
................. 250 233,750
Security
Par (000)
Par (000) Value
Egypt (continued)
6.38%, 04/11/31
(b)
................. EUR 1,250 $ 1,504,354
8,726,866
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
...... USD 1,680 1,642,200
India — 0.0%
Indian Railway Finance Corp. Ltd., 3.73%
,
03/29/24 ....................... 1,957 2,084,817
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT, 4.75%
,
05/13/25 2,041 2,243,187
Perusahaan Listrik Negara PT, 4.13%
,
05/15/27 3,059 3,286,039
Republic of Indonesia:
4.75%, 01/08/26 .................. 2,010 2,275,697
3.50%, 01/11/28 .................. 1,600 1,715,500
4.10%, 04/24/28 .................. 1,190 1,316,066
4.75%, 02/11/29 .................. 450 516,424
11,352,913
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 990 1,036,406
Mexico — 0.1%
United Mexican States:
4.13%, 01/21/26 .................. 1,460 1,620,235
4.50%, 04/22/29 .................. 1,997 2,207,933
3.25%, 04/16/30 .................. 1,416 1,427,505
2.66%, 05/24/31 .................. 1,513 1,434,986
4.75%, 04/27/32 .................. 831 921,112
7,611,771
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 2,173 2,034,471
4.00%, 12/15/50 .................. 745 659,325
2,693,796
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26 255 259,064
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24 .................. 1,070 1,165,631
3.88%, 03/17/28 .................. 2,560 2,790,400
3.16%, 01/23/30 .................. 1,395 1,449,928
2.25%, 09/29/32 .................. 1,004 950,977
6,356,936
Paraguay — 0.1%
(b)
Republic of Paraguay:
5.00%, 04/15/26 .................. 1,569 1,761,693
4.95%, 04/28/31
(b)
................. 4,368 4,915,365
2.74%, 01/29/33
(b)
................. 1,985 1,896,295
8,573,353
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 970 884,519
Republic of Peru:
2.39%, 01/23/26 .................. 4,435 4,565,278
3.30%, 03/11/41 .................. 1,825 1,783,937
7,233,734
Philippines — 0.1%
Republic of Philippines, 3.75%
,
01/14/29 .... 4,460 4,938,056
Qatar — 0.1%
(b)
State of Qatar:
4.50%, 04/23/28 .................. 3,055 3,562,894

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Qatar (continued)
4.00%, 03/14/29
(b)
................. USD 3,740 $ 4,244,900
7,807,794
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
2,858 2,860,679
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 1,600 1,791,000
4.25%, 06/23/27 .................. 1,600 1,751,200
3,542,200
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 .................. 2,050 2,255,641
3.25%, 10/26/26 .................. 854 918,851
3.63%, 03/04/28 .................. 600 650,062
4.38%, 04/16/29
(b)
................. 2,180 2,481,794
6,306,348
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ... 901 947,176
Ukraine — 0.1%
Ukraine Government Bond:
8.99%, 02/01/24 .................. 930 1,031,370
7.75%, 09/01/24 .................. 953 1,026,560
9.75%, 11/01/28 .................. 1,017 1,184,169
7.25%, 03/15/33
(b)
................. 715 710,978
3,953,077
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 2.94%
,
06/10/27 2,885 2,927,373
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 1,684 1,912,387
Total Foreign Government Obligations — 1.5%
(Cost: $124,434,540) .............................. 124,397,568
Shares
Shares
Investment Companies — 1.9%
iShares Short Maturity Bond ETF
*
......... 3,180,000 159,604,200
Total Investment Companies — 1.9%
(Cost: $159,438,280) .............................. 159,604,200
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 10.9%
Collateralized Mortgage Obligations — 1.7%
Atlas Funding plc
(a)
:
Series 2021-1, Class C, (SONIA + 1.70%),
1.75%, 07/25/58 ................ GBP 125 172,568
Series 2021-1, Class D, (SONIA + 2.25%),
2.30%, 07/25/58 ................ 110 151,527
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 2.62%, 11/25/33
(a)
......... USD 212 208,480
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.33%, 07/25/34
(a)
.............. 333 344,079
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)*
......... 19 15,701
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
.......... 2,977 2,967,298
Chase Home Lending Mortgage Trust
(a)(b)
:
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 1.01%, 07/25/49 ... 1,942 1,950,113
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 ..................... USD 4,156 $ 4,273,350
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 0.65%, 02/25/35
(a)
... 279 272,863
Series 2005-17, Class 1A6, 5.50%, 09/25/35 419 423,038
Series 2005-HYB8, Class 2A1, 2.84%,
12/20/35
(a)
.................... 705 670,931
CMF plc
(a)
:
Series 2020-1, Class B, (SONIA + 1.00%),
1.05%, 01/16/57 ................ GBP 220 301,617
Series 2020-1, Class C, (SONIA + 1.25%),
1.30%, 01/16/57 ................ 105 142,501
CSMC Trust, Series 2019-RP10, Class A1,
3.05%, 12/26/59
(a)(b)
................ USD 3,726 3,748,174
Dutch Property Finance BV, Series 2021-1,
Class B, (EURIBOR 3 Month + 1.10%),
0.57%, 07/28/58
(a)
................. EUR 740 867,797
Finsbury Square plc, Series 2020-1A, Class C,
(SONIA + 1.35%), 1.40%, 03/16/70
(a)(b)
... GBP 225 307,807
Gemgarto plc, Series 2021-1X, Class C,
(SONIA + 1.30%), 1.35%, 12/16/67
(a)
.... 218 301,141
Gosforth Funding plc, Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 0.45%), 0.64%,
08/25/60
(a)(b)
..................... USD 4,747 4,757,746
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
:
Series 2019-PJ1, Class B1, 4.31%, 08/25/49 2,762 2,827,187
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 7,674 7,776,559
Hops Hill No. 1 plc
(a)
:
Series 1, Class C, (SONIA + 1.85%), 1.90%,
05/27/54 ..................... GBP 200 275,651
Series 1, Class D, (SONIA + 2.35%), 2.40%,
05/27/54 ..................... 100 137,696
JPMorgan Mortgage Trust
(a)(b)
:
Series 2016-2, Class A1, 2.52%, 06/25/46 . USD 7,592 7,593,206
Series 2017-6, Class A6, 3.00%, 12/25/48 . 399 399,500
Series 2020-7, Class A3, 3.00%, 01/25/51 . 6,635 6,712,783
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 1.12%, 06/25/50 ... 6,169 6,219,442
Lanark Master Issuer plc, Series 2019-1A,
Class 1A1, (LIBOR USD 3 Month + 0.77%),
0.95%, 12/22/69
(a)(b)
................ 5,429 5,436,468
Lanebrook Mortgage Transaction plc, Series
2020-1, Class C, (SONIA + 2.25%), 2.30%,
06/12/57
(a)
...................... GBP 370 517,406
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.89%,
11/25/34
(a)
...................... USD 662 663,540
National RMBS Trust, Series 2012-2, Class A1,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 1.10%), 1.11%, 06/20/44
(a)
... AUD 657 500,357
New Residential Mortgage Loan Trust
(a)(b)
:
Series 2016-3A, Class A1B, 3.25%,
09/25/56 ..................... USD 1,942 2,045,457
Series 2018-1A, Class A1A, 4.00%,
12/25/57 ..................... 6,866 7,329,851
Series 2020-1A, Class A1B, 3.50%,
10/25/59 ..................... 16,357 17,264,611
NRP Mortgage Trust, Series 2013-1, Class A23,
3.25%, 07/25/43
(a)(b)
................ 1,422 1,425,244
Residential Mortgage Securities 32 plc, Series
32X, Class C, (SONIA + 2.20%), 2.25%,
06/20/70
(a)
...................... GBP 1,025 1,427,745
RMAC Securities No. 1 plc, Series 2007-NS1X,
Class A2A, (LIBOR GBP 3 Month + 0.15%),
0.23%, 06/12/44
(a)
................. 397 525,279

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 7,373 $ 7,907,066
Series 2019-4, Class MA, 3.00%, 02/25/59 18,282 19,363,400
Sequoia Mortgage Trust
(a)(b)
:
Series 2017-CH1, Class A2, 3.50%,
08/25/47 ..................... 3,207 3,253,711
Series 2017-CH2, Class A10, 4.00%,
12/25/47 ..................... 495 496,032
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
. 8,148 8,165,294
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.41%, 09/25/34
(a)
698 663,715
TORRENS Trust, Series 2013-1, Class A,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 0.95%), 0.96%, 04/12/44
(a)
.. AUD 3,885 2,961,138
Tower Bridge Funding
(a)
:
Series 2021-1, Class C, (SONIA + 1.85%),
1.90%, 07/21/64 ................ GBP 365 503,189
Series 2021-1, Class D, (SONIA + 2.15%),
2.20%, 07/21/64 ................ 252 347,407
Tower Bridge Funding plc
(a)
:
Series 2020-1, Class C, (SONIA + 2.45%),
2.50%, 09/20/63 ................ 145 202,158
Series 2020-1, Class D, (SONIA + 3.45%),
3.50%, 09/20/63 ................ 120 166,923
Twin Bridges plc
(a)
:
Series 2020-1, Class C, (SONIA + 2.25%),
2.30%, 12/12/54 ................ 395 550,986
Series 2020-1, Class D, (SONIA + 3.00%),
3.05%, 12/12/54 ................ 225 312,826
Series 2021-1, Class C, (SONIA + 1.60%),
1.65%, 03/12/55 ................ 436 597,002
Series 2021-1, Class D, (SONIA + 2.10%),
2.15%, 03/12/55 ................ 220 300,650
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 2.00%), 2.11%,
03/01/27
(a)(b)
..................... USD 3 1,640
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
:
Series 2019-4, Class A2, 3.00%, 09/25/49 . 2,569 2,623,151
Series 2020-RR1, Class A1, 3.00%,
05/25/50 ..................... 4,295 4,365,891
143,736,892
Commercial Mortgage-Backed Securities — 9.2%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month +
1.54%), 1.64%, 09/15/34
(a)(b)
.......... 6,910 6,901,596
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
04/15/34
(a)(b)
..................... 8,030 8,032,389
AOA Mortgage Trust, Series 2015-1177, Class
D, 3.01%, 12/13/29
(a)(b)
.............. 4,855 4,846,559
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.11%, 11/15/33 ..... 3,270 3,192,057
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 09/15/34 .... 12,495 12,491,120
BAMLL Trust, Series 2011-FSHN, Class D,
5.62%, 07/11/33
(b)
................. 6,600 6,555,872
BANK:
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... 6,000 6,301,439
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... USD 12,200 $ 13,009,174
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 15,479 16,529,838
BBCMS Trust, Series 2013-TYSN, Class E,
3.71%, 09/05/32
(b)
................. 3,765 3,717,761
Benchmark Mortgage Trust, Series 2019-B9,
Class A5, 4.02%, 03/15/52 ........... 10,000 11,216,965
BX Commercial Mortgage Trust
(b)
:
Series 2018-IND, Class A, (LIBOR USD 1
Month + 0.75%), 0.86%, 11/15/35
(a)
... 1,960 1,960,293
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.03%, 10/15/36
(a)
... 24,892 24,907,187
Series 2020-VIV4, Class A, 2.84%, 03/09/44 5,820 5,904,644
BX Trust
(a)(b)
:
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 0.91%, 02/15/36 .... 4,700 4,700,048
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 0.91%, 02/15/36 .... 6,280 6,276,108
CFCRE Commercial Mortgage Trust
(b)
:
Series 2018-TAN, Class A, 4.24%, 02/15/33 15,000 15,657,289
Series 2018-TAN, Class B, 4.69%, 02/15/33 7,905 8,220,152
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%,
09/10/45 ..................... 13,817 14,060,209
Series 2013-375P, Class A, 3.25%,
05/10/35
(b)
.................... 9,460 9,861,542
Series 2013-GC11, Class A3, 2.82%,
04/10/46 ..................... 26,424 27,316,221
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ..................... 9,000 9,852,646
Series 2016-P3, Class A2, 2.74%, 04/15/49 6,907 6,903,144
Series 2016-P4, Class A4, 2.90%, 07/10/49 14,575 15,462,173
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%,
05/15/45 ..................... 8,309 8,441,099
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
.................... 4,515 4,895,485
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 15,053 16,058,265
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 ..................... 4,957 5,162,574
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 ..................... 1,347 1,411,567
Series 2015-CR22, Class A3, 3.21%,
03/10/48 ..................... 28,180 28,624,725
Series 2015-CR23, Class A2, 2.85%,
05/10/48 ..................... 3,909 3,909,391
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 ..................... 6,485 6,843,962
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
...................... 7,128 7,253,139
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 2,458 2,653,700
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class F, 5.52%,
05/03/32
(b)
.................... 2,000 2,272,388
Series 2013-GC10, Class A4, 2.68%,
02/10/46 ..................... 3,644 3,745,793
GS Mortgage Securities Corp. Trust
(b)
:
Series 2012-ALOH, Class A, 3.55%,
04/10/34 ..................... 17,000 17,241,726
Series 2019-SOHO, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 06/15/36
(a)
... 12,154 12,138,517

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
98
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-SOHO, Class C, (LIBOR USD 1
Month + 1.30%), 1.41%, 06/15/36
(a)
... USD 8,815 $ 8,814,670
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/37
(a)
.... 11,900 11,952,627
GS Mortgage Securities Trust:
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(a)(b)
................... 8,891 8,939,860
Series 2012-GC6, Class A3, 3.48%,
01/10/45 ..................... 10,781 10,876,329
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
.................... 3,498 3,603,588
Series 2013-GC14, Class A3, 3.53%,
08/10/46 ..................... 533 532,928
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 ..................... 6,611 6,934,081
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 5,900 6,482,017
Series 2019-GC38, Class A2, 3.87%,
02/10/52 ..................... 8,134 8,685,617
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
05/15/38
(a)(b)
..................... 9,675 9,680,904
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%,
09/15/47 ..................... 4,742 4,983,909
Series 2016-C1, Class A5, 3.58%, 03/15/49 2,250 2,458,025
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 17,260 18,019,007
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
:
Series 2012-HSBC, Class D, 4.52%,
07/05/32
(a)
.................... 6,490 6,633,063
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ..................... 7,070 7,482,945
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.00%), 1.11%, 09/15/29
(a)
... 1,864 1,866,279
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
1.46%, 05/15/36
(a)(b)
................ 2,972 2,971,088
Last Mile Securities PE DAC
(a)
:
Series 2021-1X, Class B, (EURIBOR 3
Month + 1.20%), 1.20%, 08/17/31 .... EUR 939 1,100,064
Series 2021-1X, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 08/17/31 .... 1,061 1,244,235
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46 USD 11,900 12,811,251
Series 2013-C9, Class AAB, 2.66%,
05/15/46 ..................... 2,425 2,469,454
Series 2014-C15, Class A4, 4.05%, 04/15/47 9,800 10,651,272
Series 2014-C18, Class ASB, 3.62%,
10/15/47 ..................... 7,162 7,465,347
Series 2014-C19, Class ASB, 3.33%,
12/15/47 ..................... 5,944 6,229,367
Series 2015-C24, Class A4, 3.73%, 05/15/48 16,494 18,105,247
Series 2015-C25, Class A5, 3.64%, 10/15/48 8,717 9,537,989
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 4,277 4,429,635
Series 2012-C4, Class A4, 3.24%, 03/15/45 12,910 13,085,134
Series 2014-CPT, Class A, 3.35%,
07/13/29
(b)
.................... 11,100 11,098,932
Series 2014-MP, Class A, 3.47%, 08/11/33
(b)
4,215 4,226,627
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 08/15/33
(a)(b)
.. 3,671 3,661,525
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 5,686,255
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(a)(b)
.. USD 1,300 $ 1,299,205
Series 2019-NUGS, Class D, (LIBOR USD 1
Month + 1.80%), 3.30%, 12/15/36
(a)(b)
.. 8,000 8,024,570
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 06/15/35
(a)(b)
.... 6,054 5,979,170
One New York Plaza Trust, Series 2020-1NYP,
Class A, (LIBOR USD 1 Month + 0.95%),
1.06%, 01/15/26
(a)(b)
................ 4,970 5,000,804
Pearl Finance 2020 DAC
(a)
:
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 1.90%, 11/17/32 .... EUR 1,195 1,407,244
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 2.50%, 11/17/32 ......... 1,435 1,684,810
PFP Ltd., Series 2019-5, Class A, (LIBOR USD
1 Month + 0.97%), 1.08%, 04/14/36
(a)(b)
... USD 3,370 3,369,165
Sage AR Funding No. 1 plc, Series 1X, Class C,
(SONIA + 2.15%), 2.20%, 11/17/30
(a)
..... GBP 535 739,148
Taurus UK DAC
(a)
:
Series 2021-UK1X, Class B, (SONIA +
1.30%), 1.35%, 05/17/31 .......... 886 1,222,088
Series 2021-UK1X, Class C, (SONIA +
1.65%), 1.70%, 05/17/31 .......... 540 744,972
Series 2021-UK1X, Class D, (SONIA +
2.60%), 2.65%, 05/17/31 .......... 551 760,329
UBS Commercial Mortgage Trust:
Series 2012-C1, Class A3, 3.40%, 05/10/45 USD 4,130 4,194,621
Series 2019-C18, Class A4, 3.04%, 12/15/52 7,873 8,207,933
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
.................... 9,713 10,062,224
Series 2013-C6, Class ASB, 2.79%,
04/10/46 ..................... 2,863 2,912,460
Velocity Commercial Capital Loan Trust
(b)
:
Series 2018-1, Class A, 3.59%, 04/25/48 .. 865 903,877
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
. 4,936 5,070,344
VNDO Mortgage Trust, Series 2012-6AVE,
Class A, 3.00%, 11/15/30
(b)
........... 17,397 17,881,498
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 ..................... 7,530 7,855,696
Series 2015-C28, Class ASB, 3.31%,
05/15/48 ..................... 4,392 4,632,555
Series 2017-C39, Class A5, 3.42%, 09/15/50 25,064 27,240,420
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44 25,857 26,036,400
Series 2012-C10, Class ASB, 2.45%,
12/15/45 ..................... 7,718 7,840,710
Series 2012-C6, Class A4, 3.44%, 04/15/45 1,835 1,851,286
Series 2014-C21, Class ASB, 3.39%,
08/15/47 ..................... 9,386 9,740,561
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 0.67%, 08/15/47
(a)(b)
. 2,428 2,414,673
Series 2014-C24, Class ASB, 3.32%,
11/15/47 ..................... 7,375 7,716,753
772,041,544
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.89%, 05/10/48
(a)
..... 33,575 935,619
Total Non-Agency Mortgage-Backed Securities — 10.9%
(Cost: $906,661,023) .............................. 916,714,055

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities — 5.5%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp.:
Series 1165, Class LD, 7.00%, 11/15/21 .. USD 4 $ 4,390
Series 3710, Class MG, 4.00%, 08/15/25
(c)
. 518 561,260
Series 3959, Class MA, 4.50%, 11/15/41 .. 1,441 1,589,997
Series 3986, Class M, 4.50%, 09/15/41 ... 1,411 1,491,254
Series 4459, Class BN, 3.00%, 08/15/43 .. 6,351 6,766,381
Series 4569, Class JA, 3.00%, 03/15/42 .. 8,681 8,990,732
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 1.06%, 11/25/48
(a)(b)
.......... 655 655,311
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2017-DNA2,
Class M1, (LIBOR USD 1 Month + 1.20%),
1.31%, 10/25/29
(a)
................. 3,623 3,627,906
Federal National Mortgage Association:
Series 2011-48, Class MG,
4.00%, 06/25/26
(c)
............... 980 1,060,029
Series 2011-84, Class MG,
4.00%, 09/25/26
(c)
............... 1,343 1,434,955
Series 2014-48, Class AB, 4.00%, 10/25/40 2,043 2,075,221
Federal National Mortgage Association Variable
Rate Notes, Series 1997-20, Class FB,
0.78%, 03/25/27
(a)
................. 44 43,541
Government National Mortgage Association:
Series 2013-131, Class PA, 3.50%, 06/16/42 2,740 2,859,702
Series 2018-36, Class AM, 3.00%, 07/20/45 20,680 21,593,888
52,754,567
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates:
Series KIR2, Class A1, 2.75%, 03/25/27 .. 6,240 6,607,046
Series KJ05, Class A2, 2.16%, 10/25/21 .. 4,135 4,162,293
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2012-K18, Class B, 4.18%, 01/25/45 5,450 5,590,408
Series 2012-K20, Class B, 3.87%, 05/25/45 3,030 3,128,763
Series 2012-K21, Class B, 3.94%, 07/25/45 3,053 3,168,532
Series 2013-K25, Class B, 3.62%, 11/25/45 1,505 1,567,520
Series 2013-K26, Class B, 3.60%, 12/25/45 1,247 1,301,422
Series 2013-K27, Class B, 3.50%, 01/25/46 2,875 3,015,943
Series 2015-K720, Class B, 3.39%, 07/25/22 6,200 6,392,648
34,934,575
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes:
Series K121, Class X1, 1.03%, 10/25/30 .. 11,994 989,303
Series K718, Class X1, 0.57%, 01/25/22 .. 10,917 24,441
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.71%, 02/16/53 .................. 17,448 450,909
1,464,653
Mortgage-Backed Securities — 4.5%
Federal Home Loan Mortgage Corp.:
4.00%, 02/01/34 - 03/01/34 ........... 19,688 21,511,007
4.50%, 07/01/47 - 03/01/49 ........... 75,973 84,617,341
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.94%, 10/01/45
(a)
........... 2,426 2,549,560
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association Variable
Rate Notes
(a)
:
(LIBOR USD 12 Month + 1.58%),
2.85%, 09/01/45 ................ USD 4,357 $ 4,566,075
(LIBOR USD 12 Month + 1.59%),
2.89%, 11/01/45 ................ 351 368,933
(LIBOR USD 12 Month + 1.73%),
2.96%, 09/01/42 ................ 4,609 4,883,618
(LIBOR USD 12 Month + 1.59%),
3.11%, 06/01/45 ................ 4,750 4,975,589
Uniform Mortgage-Backed Securities:
2.50%, 12/01/27 - 04/01/32 ........... 35,831 37,459,138
3.00%, 12/01/26 - 04/01/33 ........... 45,484 48,293,291
3.50%, 04/01/34 .................. 3,458 3,804,051
4.00%, 04/01/26 - 06/01/34 ........... 91,526 98,261,273
4.50%, 03/01/47 - 04/01/49 ........... 59,011 65,939,108
5.50%, 10/01/21 .................. 6 6,231
377,235,215
Total U.S. Government Sponsored Agency Securities — 5.5%
(Cost: $448,497,672) .............................. 466,389,010
U.S. Treasury Obligations — 27.4%
U.S. Treasury Bonds, 1.88%, 02/15/41
(f)
.... 68,340 63,630,947
U.S. Treasury Notes:
1.50%, 01/31/22 .................. 18,990 19,215,506
0.13%, 04/30/22 - 02/15/24 ........... 864,300 862,354,830
1.75%, 04/30/22 .................. 113,580 115,612,017
0.25%, 11/15/23 - 03/15/24 ........... 615,395 614,190,045
0.13%, 01/15/24
(f)
................. 642,650 639,436,750
Total U.S. Treasury Obligations — 27.4%
(Cost: $2,321,076,257) ............................ 2,314,440,095
Total Long-Term Investments — 95.1%
(Cost: $7,947,125,475) ............................ 8,020,837,341
Short-Term Securities — 5.9%
Certificates of Deposit — 0.4%
Yankee — 0.4%
(g)
Deutsche Bank AG, New York, 0.58%, 08/11/21 35,000 35,010,405
Total Certificates of Deposit — 0.4%
(Cost: $35,000,000) ............................... 35,010,405
Commercial Paper — 3.5%
(h)
Conagra Brands, Inc., 0.40%
,
05/14/21 ..... 28,000 27,980,870
Enel Finance America LLC, 0.38%
,
08/10/21 . 10,000 9,989,441
General Motors Financial Co., Inc.:
0.40%, 04/19/21 .................. 13,500 13,496,922
0.40%, 04/26/21 .................. 19,000 18,993,893
0.40%, 05/05/21 .................. 24,000 23,989,197
0.40%, 05/24/21 .................. 10,000 9,992,470
Marathon Petroleum Corp., 0.50%
,
05/07/21 . 40,000 39,991,285
Natwest Markets plc, 0.37%
,
01/28/22
(b)
..... 30,000 29,923,240
Ovintiv, Inc.:
1.00%, 04/07/21 .................. 28,080 28,075,523
1.00%, 04/08/21 .................. 23,000 22,995,737
0.00%, 04/30/21 .................. 40,000 39,965,667
VW Credit, Inc., 0.38%
,
02/16/22 ......... 25,000 24,919,500
Total Commercial Paper — 3.5%
(Cost: $290,296,010) .............................. 290,313,745

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
100
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Money Market Funds — 0.3%
(i)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 27,431,360 $ 27,431,360
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 2,106 2,105
Total Money Market Funds — 0.3%
(Cost: $27,433,465) ............................... 27,433,465
Total Repurchase Agreements — 1.7%
(Cost: $140,000,000) .............................. 140,000,000
Total Short-Term Securities — 5.9%
(Cost: $492,729,475) .............................. 492,757,615
Total Options Purchased — 0.2%
(Cost: $20,208,637) ............................... 24,468,959
Total Investments Before Options Written — 101.2%
(Cost: $8,460,063,587 ) ............................ 8,538,063,915
Total Options Written — (0.8)%
(Premium Received — $40,253,148) ................... (67,110,685)
Total Investments Net of Options Written — 100.4%
(Cost: $8,419,810,439 ) ............................ 8,470,953,230
Liabilities in Excess of Other Assets — (0.4)% ............. (37,542,281)
Net Assets — 100.0% ............................... $ 8,433,410,949
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(g)
Issuer is a U.S. branch of a foreign domiciled bank.
(h)
Rates are discount rates or a range of discount rates as of period end.
(i)
Annualized 7-day yield as of period end.
*     Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Par/Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 270,721,972 $ — $ (243,290,612) $ — $ — $ 27,431,360 27,431,360 $ 29,578 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 17,535 — — — (1,834) 15,701 18,554 874 —
iShares Short Maturity Bond ETF 159,349,800 — — — 254,400 159,604,200 3,180,000 794,924 —
$ — $ 252,566 $ 187,051,261 $ 825,376 $ —
— —

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Goldman Sachs & Co. LLC 0.51%
(a)
03/31/21 12/30/21 $ 140,000 $ 140,000 $ 140,543,435
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
8.25%, due 09/01/21 to
10/07/7 9 ......... $ 147,228,118 $ 145,200,075
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
102
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 11,964 06/30/21 $ 2,640,960 $ (1,772,472)
Short Contracts
Euro- Bobl ............................................................... 1,013 06/08/21 160,468 (30,382)
Euro-Bund .............................................................. 26 06/08/21 5,222 167
Euro-Schatz ............................................................. 513 06/08/21 67,439 4,825
U.S. Treasury 10 Year Note ................................................... 1,506 06/21/21 197,357 3,469,611
U.S. Treasury 10 Year Ultra Note ............................................... 467 06/21/21 67,190 1,409,036
U.S. Treasury Long Bond .................................................... 133 06/21/21 20,594 849,707
U.S. Treasury Ultra Bond .................................................... 2 06/21/21 364 7,559
U.S. Treasury 5 Year Note .................................................... 8,795 06/30/21 1,085,770 9,031,730
14,742,253
$ 12,969,781
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 24,670,000 NZD 26,700,496 JPMorgan Chase Bank NA 06/16/21 $ 99,753
MXN 396,303,186 EUR 15,460,000 Barclays Bank plc 06/16/21 1,075,595
NZD 27,383,438 AUD 25,120,000 Bank of America NA 06/16/21 35,222
NZD 26,900,790 AUD 24,670,000 JPMorgan Chase Bank NA 06/16/21 40,107
USD 3,517,123 AUD 4,537,000 Barclays Bank plc 06/16/21 69,946
USD 6,443,716 CAD 8,038,000 BNP Paribas SA 06/16/21 46,999
USD 3,624,324 EUR 3,029,000 Barclays Bank plc 06/16/21 66,690
USD 582,232,128 EUR 488,631,000 BNP Paribas SA 06/16/21 8,323,287
USD 1,872,396 EUR 1,565,000 Morgan Stanley & Co. International plc 06/16/21 34,266
USD 134,111,459 EUR 110,814,852 Natwest Markets plc 06/16/21 3,956,754
USD 7,240,961 EUR 6,134,568 State Street Bank and Trust Co. 06/16/21 35,763
USD 4,108,674 EUR 3,434,000 Westpac Banking Corp. 06/16/21 75,359
USD 541,233 GBP 391,000 HSBC Bank plc 06/16/21 2,079
USD 21,349,587 GBP 15,283,000 Morgan Stanley & Co. International plc 06/16/21 275,705
USD 722,937 GBP 524,000 State Street Bank and Trust Co. 06/16/21 388
14,137,913
USD 17,782,766 CAD 22,500,000 Citibank NA 04/01/21 (121,269)
AUD 25,120,000 NZD 27,404,903 JPMorgan Chase Bank NA 06/16/21 (50,211)
EUR 15,460,000 MXN 384,988,012 Citibank NA 06/16/21 (526,434)
EUR 16,567,000 USD 19,801,848 Citibank NA 06/16/21 (343,508)
EUR 175,846,000 USD 210,210,880 UBS AG 06/16/21 (3,675,531)
(4,716,953)
$ 9,420,960
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 385 04/02/21 USD 132.50 USD 38,500 $ 6,016
Put
U.S. Treasury 10 Year Note ..................... 894 05/21/21 USD 131.00 USD 89,400 907,969
90-day Eurodollar September 2021 Futures .......... 1,245 09/10/21 USD 99.50 USD 311,250 1,704,094

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
90-day Eurodollar September 2021 Futures .......... 1,245 09/10/21 USD 99.63 USD 311,250 $ 256,781
2,868,844
$ 2,874,860
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.60% Semi-Annual Bank of America NA 02/24/25 1.60 % USD 153,120 $ 585,794
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.62% Semi-Annual
Morgan Stanley & Co.
International plc 02/24/25 1.62 USD 281,590 1,106,315
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 14,560 264,668
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.71% Semi-Annual Deutsche Bank AG 03/04/25 1.71 USD 224,460 965,236
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs
International 06/04/25 1.28 USD 6,435 97,201
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Citibank NA 06/05/25 1.43 USD 41,250 728,075
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Deutsche Bank AG 06/05/25 1.43 USD 22,650 398,541
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 6,435 113,228
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.07% Semi-Annual
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 596,843
4,855,901
Put
1-Year Interest Rate Swap
(a)
. 1.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/24/25 1.60 USD 153,120 1,274,003
1-Year Interest Rate Swap
(a)
. 1.62% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 02/24/25 1.62 USD 281,590 2,304,013
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 14,560 1,608,296
1-Year Interest Rate Swap
(a)
. 1.71% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/04/25 1.71 USD 224,460 1,744,722
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 06/04/25 1.28 USD 6,435 816,080
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Citibank NA 06/05/25 1.43 USD 41,250 4,806,372
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/05/25 1.43 USD 22,650 2,643,773
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 6,435 751,112
10-Year Interest Rate Swap
(a)
2.07% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 789,827
16,738,198
$ 21,594,099
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 184 05/21/21 USD 134.00 USD 18,400 $ (25,875)
Put
90-day Eurodollar September 2021 Futures ........... 1,245 09/10/21 USD 99.38 USD 311,250 (1,377,281)
90-day Eurodollar September 2021 Futures ........... 1,245 09/10/21 USD 99.75 USD 311,250 (451,313)
(1,828,594)
$ (1,854,469)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
104
Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/19/21 0.74 % USD 20,450 $ —
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/13/21 0.69 USD 41,980 (211)
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 0.75 USD 27,560 (1,299)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 06/25/21 0.74 USD 13,745 (1,916)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/29/21 0.72 USD 13,745 (1,991)
10-Year Interest Rate Swap
(a)
0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 09/30/21 0.90 USD 16,950 (20,033)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/18/22 1.65 USD 16,320 (221,855)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/18/22 1.65 USD 49,450 (672,225)
10-Year Interest Rate Swap
(a)
1.04% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/20/22 1.04 USD 76,010 (249,853)
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 01/27/22 1.00 USD 21,190 (65,328)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/27/22 1.25 USD 19,430 (106,332)
10-Year Interest Rate Swap
(a)
1.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/18/22 1.62 USD 18,710 (246,336)
10-Year Interest Rate Swap
(a)
1.35% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.35 USD 82,960 (608,028)
2-Year Interest Rate Swap
(a)
. 0.41% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 02/23/22 0.41 USD 166,840 (239,003)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 0.51 USD 196,890 (435,025)
2-Year Interest Rate Swap
(a)
. 0.49% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 294,610 (592,975)
2-Year Interest Rate Swap
(a)
. 0.52% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/03/22 0.52 USD 100,585 (228,977)
2-Year Interest Rate Swap
(a)
. 0.56% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/21/22 0.56 USD 100,585 (264,816)
2-Year Interest Rate Swap
(a)
. 0.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/23/22 0.57 USD 203,900 (547,967)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 14,550 (88,798)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 12/15/22 1.23 USD 26,385 (224,743)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/16/22 1.23 USD 13,193 (113,837)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/16/22 1.25 USD 13,193 (116,175)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 14,780 (133,336)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 27,230 (332,621)
10-Year Interest Rate Swap
(a)
1.57% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/12/23 1.57 USD 14,080 (211,048)
10-Year Interest Rate Swap
(a)
2.01% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 03/01/23 2.01 USD 30,000 (860,033)
10-Year Interest Rate Swap
(a)
1.98% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 03/02/23 1.98 USD 15,100 (412,184)
10-Year Interest Rate Swap
(a)
1.98% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 03/02/23 1.98 USD 15,100 (416,120)
10-Year Interest Rate Swap
(a)
2.03% Semi-Annual 3 month LIBOR Quarterly Societe Generale SA 03/03/23 2.03 USD 7,550 (220,410)
(7,633,475)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 20,450 (2,001,002)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual Bank of America NA 05/13/21 0.69 USD 41,980 (4,404,950)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual Bank of America NA 06/01/21 1.00 USD 58,920 (4,501,043)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 06/02/21 0.75 USD 27,560 (2,761,989)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.05% Semi-Annual Bank of America NA 06/11/21 1.05 USD 13,380 (971,743)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 06/25/21 0.74 USD 13,745 (1,405,095)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual BNP Paribas SA 06/29/21 0.72 USD 13,745 (1,441,251)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.60% Semi-Annual Deutsche Bank AG 09/03/21 0.60 USD 51,720 (1,624,196)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.45% Semi-Annual Bank of America NA 09/30/21 1.45 USD 33,900 (1,627,389)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual Bank of America NA 01/10/22 1.15 USD 7,740 (619,934)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/18/22 2.15 USD 16,320 (319,378)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
JPMorgan Chase
Bank NA 01/18/22 2.15 USD 49,450 (967,725)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.54% Semi-Annual Bank of America NA 01/20/22 1.54 USD 76,010 (3,895,813)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Bank of America NA 01/27/22 1.25 USD 19,430 (1,430,902)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual Deutsche Bank AG 01/27/22 1.50 USD 21,190 (1,154,139)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual Bank of America NA 02/18/22 1.62 USD 18,710 (900,949)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Barclays Bank plc 02/22/22 1.85 USD 82,960 (2,894,041)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 02/25/22 0.75 USD 166,840 (392,620)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 % USD 15,890 $ (794,173)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual Deutsche Bank AG 03/01/22 0.51 USD 196,890 (869,390)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 294,610 (1,379,279)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.52% Semi-Annual Citibank NA 03/03/22 0.52 USD 100,585 (439,094)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/03/22 1.60 USD 15,890 (799,534)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Bank of America NA 03/04/22 1.60 USD 34,860 (1,755,872)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Barclays Bank plc 03/04/22 1.60 USD 15,433 (777,348)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/04/22 1.60 USD 24,575 (1,237,824)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.56% Semi-Annual Deutsche Bank AG 03/21/22 0.56 USD 100,585 (436,818)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.57% Semi-Annual Deutsche Bank AG 03/23/22 0.57 USD 203,900 (877,779)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 USD 14,550 (1,547,983)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual Barclays Bank plc 12/15/22 1.23 USD 26,385 (2,590,229)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs
International 12/16/22 1.23 USD 13,193 (1,287,804)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs
International 12/16/22 1.25 USD 13,193 (1,275,034)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 14,780 (1,431,632)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 27,230 (2,276,487)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.57% Semi-Annual
JPMorgan Chase
Bank NA 01/12/23 1.57 USD 14,080 (1,051,127)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual Bank of America NA 03/01/23 2.01 USD 30,000 (1,519,275)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.98% Semi-Annual
JPMorgan Chase
Bank NA 03/02/23 1.98 USD 15,100 (794,952)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.98% Semi-Annual BNP Paribas SA 03/02/23 1.98 USD 15,100 (789,244)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.03% Semi-Annual Societe Generale SA 03/03/23 2.03 USD 7,550 (377,704)
(57,622,741)
$ (65,256,216)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ................... 5.00 % Quarterly 06/20/26 USD 23,160 $ (2,098,928) $ (1,967,231) $ (131,697)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.10% Semi-Annual N/A 03/01/23 USD 75,820 $ 1,258,190 $ — $ 1,258,190
3 month LIBOR Quarterly 0.90% Semi-Annual N/A 03/02/23 USD 11,490 146,736 — 146,736
0.09% Annual 1 day SONIA Annual N/A 03/16/23 GBP 194,055 82,897 28,715 54,182
3 month LIBOR Quarterly 0.25% Semi-Annual 07/08/22
(a)
07/08/23 USD 28,890 (59,934) — (59,934)
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 5,860 (109,824) — (109,824)
3 month LIBOR Quarterly 0.48% Semi-Annual N/A 01/21/26 USD 40,810 (1,000,523) — (1,000,523)
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 71,870 379,834 — 379,834
1.62% Semi-Annual 3 month LIBOR Quarterly 02/26/25
(a)
02/26/26 USD 51,810 231,764 — 231,764
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 19,970 73,751 — 73,751
3 month LIBOR Quarterly 1.37% Semi-Annual 03/22/22
(a)
03/22/27 USD 20,971 (116,384) — (116,384)
1.35% Semi-Annual 3 month LIBOR Quarterly 03/22/22
(a)
03/22/27 USD 12,247 79,630 — 79,630

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
106
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.33% Semi-Annual 03/29/22
(a)
03/29/27 USD 8,845 $ (66,895) $ — $ (66,895)
3 month LIBOR Quarterly 1.40% Semi-Annual 03/30/22
(a)
03/30/27 USD 8,725 (39,909) — (39,909)
0.65% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 24,710 1,040,668 — 1,040,668
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (992,021) — (992,021)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (962,991) — (962,991)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 25,550 1,331,152 — 1,331,152
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/19/27 USD 5,980 312,493 — 312,493
0.84% Semi-Annual 3 month LIBOR Quarterly N/A 11/15/27 USD 31,850 1,112,340 — 1,112,340
1.27% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/28 USD 33,330 438,092 — 438,092
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 21,830 (1,452,395) — (1,452,395)
1 day Fed Funds Quarterly 0.56% Quarterly N/A 10/21/30 USD 377 (33,284) — (33,284)
0.53% Quarterly 1 day SOFR Quarterly N/A 10/21/30 USD 377 31,885 — 31,885
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 10/27/30 USD 64,060 (143,897) — (143,897)
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/30 USD 57,590 569,297 — 569,297
0.96% Semi-Annual 3 month LIBOR Quarterly N/A 11/12/30 USD 17,400 1,214,825 — 1,214,825
1.78% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
11/15/30 USD 26,060 — — —
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 12/10/30 USD 7,583 568,723 — 568,723
0.95% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/30 USD 6,410 468,861 — 468,861
1.04% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/31 USD 9,440 627,433 — 627,433
1.02% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/31 USD 9,450 645,127 — 645,127
1.05% Semi-Annual 3 month LIBOR Quarterly N/A 01/11/31 USD 12,080 784,074 — 784,074
1.09% Semi-Annual 3 month LIBOR Quarterly N/A 01/11/31 USD 9,550 592,223 — 592,223
1.09% Semi-Annual 3 month LIBOR Quarterly N/A 01/12/31 USD 9,560 587,593 — 587,593
1.13% Semi-Annual 3 month LIBOR Quarterly N/A 01/13/31 USD 9,620 560,502 — 560,502
1.12% Semi-Annual 3 month LIBOR Quarterly N/A 01/13/31 USD 12,270 718,393 — 718,393
1.19% Semi-Annual 3 month LIBOR Quarterly N/A 01/14/31 USD 9,610 504,277 — 504,277
1.18% Semi-Annual 3 month LIBOR Quarterly N/A 01/14/31 USD 7,710 406,769 — 406,769
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 9,880 549,430 — 549,430
1.23% Semi-Annual 3 month LIBOR Quarterly N/A 02/08/31 USD 9,940 497,081 — 497,081
1.26% Semi-Annual 3 month LIBOR Quarterly N/A 02/09/31 USD 6,210 294,800 — 294,800
1.51% Semi-Annual 3 month LIBOR Quarterly N/A 02/26/31 USD 10,380 257,147 — 257,147
1.59% Semi-Annual 3 month LIBOR Quarterly N/A 03/01/31 USD 10,360 176,764 — 176,764
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 03/04/31 USD 5,620 124,236 — 124,236
1.51% Semi-Annual 3 month LIBOR Quarterly N/A 03/04/31 USD 5,620 139,125 — 139,125
1.65% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/31 USD 1,960 24,241 — 24,241
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/31 USD 10,490 204,206 — 204,206
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 03/09/31 USD 5,260 47,475 — 47,475
1.69% Semi-Annual 3 month LIBOR Quarterly N/A 03/09/31 USD 5,260 45,484 — 45,484
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 03/09/31 USD 10,520 74,046 — 74,046
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 03/09/31 USD 12,720 146,052 — 146,052
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 03/16/31 USD 5,315 60,511 — 60,511
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/31 USD 5,360 53,316 — 53,316
3 month LIBOR Quarterly 2.50% Semi-Annual 03/20/26
(a)
03/20/31 USD 12,992 (59,955) — (59,955)
2.50% Semi-Annual 3 month LIBOR Quarterly 03/20/26
(a)
03/20/31 USD 12,992 57,313 — 57,313
1.77% Semi-Annual 3 month LIBOR Quarterly N/A 03/22/31 USD 5,345 6,158 — 6,158
1.78% Semi-Annual 3 month LIBOR Quarterly N/A 03/22/31 USD 5,360 5,161 — 5,161
1.76% Semi-Annual 3 month LIBOR Quarterly N/A 03/22/31 USD 5,345 13,742 — 13,742
1.73% Semi-Annual 3 month LIBOR Quarterly N/A 03/24/31 USD 6,600 33,160 — 33,160
3 month LIBOR Quarterly 1.68% Semi-Annual N/A 03/26/31 USD 4,140 (44,419) — (44,419)
1.81% Semi-Annual 3 month LIBOR Quarterly 04/01/21
(a)
04/01/31 USD 10,550 (11,944) — (11,944)
1.80% Semi-Annual 3 month LIBOR Quarterly 04/01/21
(a)
04/01/31 USD 5,460 (4,891) — (4,891)
1.79% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
04/06/31 USD 9,995 4,596 4,595 1
1.78% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
04/06/31 USD 5,460 — — —
1.78% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
04/06/31 USD 9,995 — — —
3 month LIBOR Quarterly 0.75% Semi-Annual 04/07/21
(a)
04/07/31 USD 1,150 (113,776) — (113,776)
3 month LIBOR Quarterly 0.87% Semi-Annual 04/09/21
(a)
04/09/31 USD 6,850 (600,859) — (600,859)
6 month
EURIBOR Semi-Annual
(0.20)%
Annual 04/29/21
(a)
04/29/31 EUR 870 (29,037) — (29,037)
0.76% Semi-Annual 3 month LIBOR Quarterly 06/03/21
(a)
06/03/31 USD 20,150 2,043,086 — 2,043,086
3 month LIBOR Quarterly 1.51% Semi-Annual 08/19/21
(a)
08/19/31 USD 1,780 (63,253) — (63,253)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.58% Semi-Annual 08/25/21
(a)
08/25/31 USD 71,720 $ (2,128,565) $ — $ (2,128,565)
1.62% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 3,960 148,419 — 148,419
1.59% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 7,920 316,752 — 316,752
0.77% Semi-Annual 3 month LIBOR Quarterly 05/06/22
(a)
05/06/32 USD 12,200 1,477,658 — 1,477,658
1 day Fed Funds Quarterly 0.79% Quarterly N/A 10/21/35 USD 71 (9,625) — (9,625)
0.75% Quarterly 1 day SOFR Quarterly N/A 10/21/35 USD 71 9,414 — 9,414
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 3,550 699,305 — 699,305
1 day Fed Funds Quarterly 0.91% Quarterly N/A 10/21/40 USD 103 (17,737) — (17,737)
0.84% Quarterly 1 day SOFR Quarterly N/A 10/21/40 USD 103 17,458 — 17,458
3 month LIBOR Quarterly 2.11% Semi-Annual 06/30/21
(a)
02/15/47 USD 11,320 (282,913) — (282,913)
2.02% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/47 USD 10,900 472,922 — 472,922
1.89% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/47 USD 9,500 673,363 (11,043) 684,406
2.07% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/47 USD 10,900 361,860 — 361,860
2.00% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/47 USD 10,100 481,257 — 481,257
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 2,470 (668,401) — (668,401)
1 day Fed Funds Quarterly 0.99% Quarterly N/A 10/21/50 USD 98 (22,415) — (22,415)
0.91% Quarterly 1 day SOFR Quarterly N/A 10/21/50 USD 98 22,561 — 22,561
1.10% Semi-Annual 3 month LIBOR Quarterly N/A 11/25/50 USD 2,140 538,957 — 538,957
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 3,135 (242,630) — (242,630)
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 1,568 (108,848) — (108,848)
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 1,092,967 — 1,092,967
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 1,052,066 — 1,052,066
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 4,020 1,349,045 — 1,349,045
$ 18,951,338 $ 22,267 $ 18,929,071
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty Insurance
Company ............. 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 $ (18,151) $ 34,250 $ (52,401)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty
Insurance Company .. 1.00 % Quarterly Citibank NA 06/20/24 BBB- USD 15,005 $ 220,650 $ (740,456) $ 961,106
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 900 (98,833) (97,579) (1,254)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 306 (33,603) (34,044) 441
$ 88,214 $ (872,079) $ 960,293
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
108
Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.06%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.01
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.51)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 33,310 $ (1,978,274) $ 28,316,396 $ (9,519,022) $ —
OTC Swaps ..................................................... 34,250 (872,079) 961,547 (53,655) —
Options Written ................................................... N/A N/A 11,876,101 (38,733,638) (67,110,685)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 14,772,635 $ — $ 14,772,635
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 14,137,913 — — 14,137,913
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 24,468,959 — 24,468,959
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 28,316,396 — 28,316,396
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 995,797 — — — — 995,797
$ — $ 995,797 $ — $ 14,137,913 $ 67,557,990 $ — $ 82,691,700
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 1,802,854 — 1,802,854
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,716,953 — — 4,716,953
Options written
(b)
Options written at value ..................... — — — — 67,110,685 — 67,110,685
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 131,697 — — 9,387,325 — 9,519,022
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 925,734 — — — — 925,734
$ — $ 1,057,431 $ — $ 4,716,953 $ 78,300,864 $ — $ 84,075,248
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended March 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 26,912,874 $ — $ 26,912,874
Forward foreign currency exchange contracts .... — — — (8,417,656) — — (8,417,656)
Options purchased
(a)
.................... — — — — 4,446,340 — 4,446,340
Options written ........................ — — — — (841,951) — (841,951)
Swaps .............................. — (3,160,113) — — (815,211) (101,600) (4,076,924)
$ — $ (3,160,113) $ — $ (8,417,656) $ 29,702,052 $ (101,600) $ 18,022,683
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 12,797,499 — 12,797,499
Forward foreign currency exchange contracts .... — — — (2,715,813) — — (2,715,813)
Options purchased
(b)
.................... — — — — 4,225,057 — 4,225,057
Options written ........................ — — — — (22,801,002) — (22,801,002)
Swaps .............................. — (897) — — 13,893,990 — 13,893,093
$ — $ (897) $ — $ (2,715,813) $ 8,115,544 $ — $ 5,398,834
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
110
Schedule of Investments
(unaudited) (continued)
March 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 2,506,902,927
Average notional value of contracts — short ................................................................................. 1,446,354,077
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,270,694,880
Average amounts sold — in USD ........................................................................................ 266,842,105
Options:
Average value of option contracts purchased ................................................................................ 1,532,212
Average value of option contracts written ................................................................................... 953,561
Average notional value of swaption contracts purchased ......................................................................... 1,048,080,000
Average notional value of swaption contracts written ........................................................................... 2,937,719,161
Credit default swaps:
Average notional value — buy protection ................................................................................... 70,205,000
Average notional value — sell protection ................................................................................... 15,608,000
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 927,391,548
Average notional value — receives fixed rate ................................................................................ 501,281,190
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 2,012,104 $ 1,211,895
Forward foreign currency exchange contracts ................................................................. 14,137,913 4,716,953
Options
(a)(b)
........................................................................................ 24,468,959 67,110,685
Swaps — Centrally cleared ............................................................................. 590,302 —
Swaps — OTC
(c)
.................................................................................... 995,797 925,734
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 42,205,075 $ 73,965,267
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,477,266) (3,066,364)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 36,727,809 $ 70,898,903
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 1,895,019 $ (1,895,019) $ — $ — $ —
Barclays Bank plc ................................ 1,212,231 (1,212,231) — — —
BNP Paribas SA ................................. 8,370,286 (2,648,606) — — 5,721,680
Citibank NA .................................... 8,368,517 (3,964,706) — (4,403,811) —
Deutsche Bank AG ............................... 5,752,272 (5,752,272) — — —
Goldman Sachs International ........................ 913,281 (913,281) — — —
HSBC Bank plc .................................. 2,079 — — — 2,079
JPMorgan Chase Bank NA .......................... 1,560,780 (1,560,780) — — —
Morgan Stanley & Co. International plc .................. 3,720,740 (2,035,046) — (1,309,789) 375,905
Natwest Markets plc .............................. 3,956,754 — — — 3,956,754
State Street Bank and Trust Co. ...................... 36,151 — — — 36,151
UBS AG ...................................... 864,340 (864,340) — — —
Westpac Banking Corp. ............................ 75,359 — — — 75,359
$ 36,727,809 $ (20,846,281) $ — $ (5,713,600) $ 10,167,928

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 25,058,912 $ (1,895,019) $ — $ (23,163,893) $ —
Barclays Bank plc ................................ 9,703,497 (1,212,231) (5,813,586) (2,677,680) —
BNP Paribas SA ................................. 2,648,606 (2,648,606) — — —
Citibank NA .................................... 3,964,706 (3,964,706) — — —
Deutsche Bank AG ............................... 13,899,678 (5,752,272) — (7,200,000) 947,406
Goldman Sachs International ........................ 3,130,686 (913,281) — (2,217,405) —
JPMorgan Chase Bank NA .......................... 6,184,127 (1,560,780) — (4,510,000) 113,347
Morgan Stanley & Co. International plc .................. 2,035,046 (2,035,046) — — —
Societe Generale SA .............................. 598,114 — — (590,000) 8,114
UBS AG ...................................... 3,675,531 (864,340) — — 2,811,191
$ 70,898,903 $ (20,846,281) $ (5,813,586) $ (40,358,978) $ 3,880,058
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
112
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,129,680,061 $ 77,911,637 $ 1,207,591,698
Corporate Bonds:
Aerospace & Defense .................................... — 41,161,819 — 41,161,819
Airlines .............................................. — 16,629,854 — 16,629,854
Auto Components ...................................... — 20,703,839 — 20,703,839
Automobiles .......................................... — 142,839,469 — 142,839,469
Banks ............................................... — 476,125,477 — 476,125,477
Beverages ........................................... — 12,537,766 — 12,537,766
Biotechnology ......................................... — 23,428,392 — 23,428,392
Building Products ....................................... — 6,502,936 — 6,502,936
Capital Markets ........................................ — 108,002,698 — 108,002,698
Chemicals ............................................ — 35,927,916 — 35,927,916
Commercial Services & Supplies ............................. — 35,491,291 — 35,491,291
Communications Equipment ................................ — 8,100,214 — 8,100,214
Construction & Engineering ................................ — 10,146,647 — 10,146,647
Construction Materials .................................... — 5,369,001 — 5,369,001
Consumer Finance ...................................... — 233,005,734 — 233,005,734
Containers & Packaging .................................. — 51,707,314 — 51,707,314
Distributors ........................................... — 547,320 — 547,320
Diversified Consumer Services .............................. — 3,751,587 — 3,751,587
Diversified Financial Services ............................... — 54,660,877 — 54,660,877
Diversified Telecommunication Services ........................ — 80,367,445 — 80,367,445
Electric Utilities ........................................ — 133,655,245 — 133,655,245
Electrical Equipment ..................................... — 13,110,311 — 13,110,311
Electronic Equipment, Instruments & Components ................. — 23,887,706 — 23,887,706
Energy Equipment & Services .............................. — 9,068,492 — 9,068,492
Entertainment ......................................... — 5,308,154 — 5,308,154
Equity Real Estate Investment Trusts (REITs) .................... — 73,127,188 — 73,127,188
Food & Staples Retailing .................................. — 30,797,099 — 30,797,099
Food Products ......................................... — 17,303,610 — 17,303,610
Gas Utilities ........................................... — 23,118,252 — 23,118,252
Health Care Equipment & Supplies ........................... — 36,702,865 — 36,702,865
Health Care Providers & Services ............................ — 56,791,542 — 56,791,542
Health Care Technology .................................. — 2,315,358 — 2,315,358
Hotels, Restaurants & Leisure .............................. — 47,927,276 — 47,927,276
Household Durables ..................................... — 20,638,162 — 20,638,162
Household Products ..................................... — 781,144 — 781,144
Independent Power and Renewable Electricity Producers ............ — 11,634,052 — 11,634,052
Industrial Conglomerates .................................. — 5,935,107 — 5,935,107
Insurance ............................................ — 17,361,952 — 17,361,952
Interactive Media & Services ............................... — 14,325,609 — 14,325,609
Internet & Direct Marketing Retail ............................ — 6,726,535 — 6,726,535
IT Services ........................................... — 39,475,018 — 39,475,018
Leisure Products ....................................... — 289,149 — 289,149
Life Sciences Tools & Services .............................. — 3,215,352 — 3,215,352
Machinery ............................................ — 25,652,859 — 25,652,859
Media ............................................... — 98,808,976 — 98,808,976
Metals & Mining ........................................ — 36,281,870 — 36,281,870
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,742,855 — 1,742,855
Multiline Retail ......................................... — 926,635 — 926,635
Multi-Utilities .......................................... — 23,399,494 — 23,399,494
Oil, Gas & Consumable Fuels ............................... — 231,064,861 — 231,064,861
Pharmaceuticals ....................................... — 32,907,096 — 32,907,096
Professional Services .................................... — 6,732,731 — 6,732,731
Real Estate Management & Development ....................... — 68,576,214 — 68,576,214

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Road & Rail ........................................... $ — $ 23,021,656 $ — $ 23,021,656
Semiconductors & Semiconductor Equipment .................... — 43,198,806 — 43,198,806
Software ............................................. — 45,323,942 — 45,323,942
Specialty Retail ........................................ — 5,390,967 — 5,390,967
Technology Hardware, Storage & Peripherals .................... — 829,241 4,115,693 4,944,934
Textiles, Apparel & Luxury Goods ............................ — 9,631,159 — 9,631,159
Thrifts & Mortgage Finance ................................ — 5,357,452 — 5,357,452
Tobacco ............................................. — 49,170,810 — 49,170,810
Trading Companies & Distributors ............................ — 28,308,107 — 28,308,107
Transportation Infrastructure ............................... — 22,341,258 — 22,341,258
Water Utilities ......................................... — 186,095 — 186,095
Wireless Telecommunication Services ......................... — 38,648,262 — 38,648,262
Floating Rate Loan Interests ................................. — 36,708 — 36,708
Foreign Agency Obligations ................................. — 69,544,194 — 69,544,194
Foreign Government Obligations .............................. — 124,397,568 — 124,397,568
Investment Companies .................................... 159,604,200 — — 159,604,200
Non-Agency Mortgage-Backed Securities ........................ — 916,714,055 — 916,714,055
U.S. Government Sponsored Agency Securities .................... — 466,389,010 — 466,389,010
U.S. Treasury Obligations ................................... — 2,314,440,095 — 2,314,440,095
Short-Term Securities:
Certificates of Deposit ..................................... — 35,010,405 — 35,010,405
Commercial Paper ....................................... — 290,313,745 — 290,313,745
Money Market Funds ...................................... 27,433,465 — — 27,433,465
Repurchase Agreements ................................... — 140,000,000 — 140,000,000
Options Purchased:
Interest rate contracts ...................................... 2,874,860 21,594,099 — 24,468,959
$ 189,912,525 $ 8,266,124,060 $ 82,027,330 $ 8,538,063,915
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 961,547 $ — $ 961,547
Foreign currency exchange contracts ............................ — 14,137,913 — 14,137,913
Interest rate contracts ....................................... 14,772,635 28,316,396 — 43,089,031
Liabilities:
Credit contracts ........................................... — (185,352) — (185,352)
Foreign currency exchange contracts ............................ — (4,716,953) — (4,716,953)
Interest rate contracts ....................................... (3,657,323) (74,643,541) — (78,300,864)
$ 11,115,312 $ (36,129,990) $ — $ (25,014,678)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)
March 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
114
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments at value — unaffiliated
(b) (c)
......................................................... $ 5,194,870,647 $ 25,442,459,023 $ 8,211,012,654
Investments at value — affiliated
(d)
............................................................ 522,867,393 759,122,354 187,051,261
Cash   ............................................................................... 14,517 5,416,896 —
Cash pledged:
Collateral — OTC derivatives .............................................................. 650,000 1,615,000 43,500,000
Collateral — TBA commitments ............................................................. 948,000 — —
Futures contracts ...................................................................... 1,310,520 12,041,000 13,224,000
Centrally cleared swaps .................................................................. 3,532,778 12,668,000 18,157,000
Foreign currency at value
(e)
................................................................. 11,969,356 27,972,989 1,998,537
Repurchase agreements at value
(f)
............................................................ — — 140,000,000
Receivables: – – –
Investments sold ...................................................................... 304,422,044 114,185,592 678,165,810
Securities lending income — affiliated ........................................................ — 41,128 —
TBA sale commitments .................................................................. 228,993,602 — —
Capital shares sold ..................................................................... 10,156,018 228,816,281 31,895,153
Dividends — affiliated ................................................................... 6,870 22,139 3,197
Dividends — unaffiliated ................................................................. — 1,151,851 4
Interest — unaffiliated ................................................................... 26,889,727 310,680,431 30,003,210
From the Manager ..................................................................... 154,027 — 91,319
Variation margin on futures contracts ......................................................... 1,479,443 1,598,865 2,012,104
Variation margin on centrally cleared swaps .................................................... — 578,443 590,302
Swap premiums paid ..................................................................... 396,881 2,161,139 34,250
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 2,278,129 11,729,345 14,137,913
OTC swaps .......................................................................... 302,048 11,302,720 961,547
Prepaid expenses ....................................................................... 217,497 1,308,839 180,670
Other assets ........................................................................... — 17,096 —
Total assets ...........................................................................
6,311,459,497 26,944,889,131 9,373,018,931
LIABILITIES
Bank overdraft .......................................................................... — — 201,386
Cash received as collateral for OTC derivatives ................................................... 1,810,000 8,750,000 6,479,789
Collateral on securities loaned at value ......................................................... — 355,078 —
Options written at value
(g)
.................................................................. 19,634,219 — 67,110,685
TBA sale commitments at value
(h)
............................................................ 228,470,510 — —
Payables: – – –
Investments purchased .................................................................. 1,326,551,412 723,782,978 836,343,623
Accounting services fees ................................................................. 162,208 781,476 266,270
Administration fees ..................................................................... 140,768 1,160,540 256,721
Capital shares redeemed ................................................................. 6,785,131 120,402,694 16,434,381
Custodian fees ........................................................................ 101,641 192,740 91,678
Deferred foreign capital gain tax ............................................................ 12,028 — —
Income dividend distributions .............................................................. 1,012,078 12,108,450 1,170,021
Investment advisory fees ................................................................. 1,221,869 8,969,046 1,951,352
Trustees' and Officer's fees ............................................................... 3,282 96,771 39,279
Other affiliate fees ..................................................................... 5,150 103,582 383
Printing and postage fees ................................................................ 39,724 59,511 120,767
Professional fees ...................................................................... 72,115 243,233 96,788
Registration fees ...................................................................... — — 99,391
Service and distribution fees ............................................................... 156,864 559,735 393,508
Transfer agent fees .................................................................... 933,703 4,703,114 1,674,712
Other accrued expenses ................................................................. 5,434 140,035 22,666
Variation margin on futures contracts ......................................................... 1,381,255 837,962 1,211,895
Variation margin on centrally cleared swaps .................................................... 92,965 — —
Swap premiums received .................................................................. 549,582 1,806,906 872,079
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 372,281 737 4,716,953
OTC swaps .......................................................................... 355,727 1,446,856 53,655
Total liabilities ..........................................................................
1,589,869,946 886,501,444 939,607,982
NET ASSETS ..........................................................................
$ 4,721,589,551 $ 26,058,387,687 $ 8,433,410,949

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2021
115
Financial Statements
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 4,731,035,635 $ 25,397,099,053 $ 8,376,798,684
Accumulated earnings (loss) ................................................................ (9,446,084) 661,288,634 56,612,265
NET ASSETS ..........................................................................
$ 4,721,589,551 $ 26,058,387,687 $ 8,433,410,949
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments at cost — unaffiliated ........................................................... $ 5,168,179,764 $ 24,283,486,595 $ 8,133,175,478
(c)
  Securities loaned at value ................................................................ $ — $ 310,378 $ —
(d)
  Investments at cost — affiliated ............................................................ $ 522,867,393 $ 759,122,061 $ 186,888,109
(e)
  Foreign currency at cost ................................................................. $ 10,668,659 $ 28,334,161 $ 2,029,934
(f)
  Repurchase agreements at cost ............................................................ $ — $ — $ 140,000,000
(g)
  Premiums received .................................................................... $ 6,097,766 $ — $ 40,253,148
(h)
  Proceeds from TBA sale commitments ....................................................... $ 228,993,602 $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
116
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ......................................................................
$ 2,983,151,352 $ 13,025,507,074 $ 6,024,389,984
Shares outstanding ...............................................................
305,448,928 1,675,435,189 617,195,726
Net asset value ..................................................................
$ 9.77 $ 7.77 $ 9.76
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Service
Net assets ......................................................................
$ 40,738,450 $ 137,830,333 $ 25,290,853
Shares outstanding ...............................................................
4,170,195 17,719,277 2,591,992
Net asset value ..................................................................
$ 9.77 $ 7.78 $ 9.76
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Investor A
Net assets ......................................................................
$ 564,589,522 $ 1,403,340,858 $ 1,540,546,294
Shares outstanding ...............................................................
57,725,077 180,572,410 157,865,001
Net asset value ..................................................................
$ 9.78 $ 7.77 $ 9.76
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Investor A1
Net assets ......................................................................
$ — $ — $ 6,955,968
Shares outstanding ...............................................................
$ — $ — 712,249
Net asset value ..................................................................
$ — $ — $ 9.77
Shares authorized ................................................................
$ — $ — Unlimited
Par value ......................................................................
$ — $ — $ 0.001
Investor C
Net assets ......................................................................
$ 30,805,612 $ 167,183,875 $ 60,543,085
Shares outstanding ...............................................................
3,164,196 21,477,751 6,207,034
Net asset value ..................................................................
$ 9.74 $ 7.78 $ 9.75
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Class K
Net assets ......................................................................
$ 1,101,117,576 $ 11,214,741,823 $ 773,706,448
Shares outstanding ...............................................................
112,392,942 1,441,515,923 79,323,567
Net asset value ..................................................................
$ 9.80 $ 7.78 $ 9.75
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Class R
Net assets ......................................................................
$ 1,187,039 $ 109,783,724 $ 1,978,317
Shares outstanding ...............................................................
121,316 14,123,365 202,753
Net asset value ..................................................................
$ 9.78 $ 7.77 $ 9.76
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1

Statements of Operations
(unaudited)

Six Months Ended March 31, 2021
117
Financial Statements
See notes to financial statements.
BlackRock
Core Bond
Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 60,373 $ 21,958,045 $ 824,502
Dividends — unaffiliated ................................................................. 25 17,979,106 50
Interest — affiliated .................................................................... — — 874
Interest — unaffiliated ................................................................... 40,913,084 684,042,167 67,349,086
Securities lending income — affiliated — net ................................................... — 321,497 —
Foreign taxes withheld .................................................................. (79,868) — (1,795)
Total investment income ...................................................................
40,893,614 724,300,815 68,172,717
EXPENSES
Investment advisory .................................................................... 7,367,323 54,223,348 11,123,529
Transfer agent — class specific ............................................................ 1,916,015 8,106,308 3,345,127
Service and distribution — class specific ...................................................... 920,313 3,044,978 2,194,720
Administration ....................................................................... 811,353 4,274,239 1,372,408
Administration — class specific ............................................................ 441,723 2,678,947 786,963
Registration ......................................................................... 143,393 523,270 129,045
Accounting services .................................................................... 140,721 719,420 235,863
Custodian ........................................................................... 89,666 171,794 80,937
Professional ......................................................................... 65,271 183,299 81,219
Trustees and Officer .................................................................... 22,869 109,373 36,674
Printing and postage ................................................................... 8,339 91,493 10,213
Miscellaneous ........................................................................ 57,587 161,111 88,810
Total expenses excluding interest expense .......................................................
11,984,573 74,287,580 19,485,508
Interest expense ........................................................................ — — 37,764
Total expenses .........................................................................
11,984,573 74,287,580 19,523,272
Less: – – –
Transfer agent fees waived and/or reimbursed — class specific ....................................... (1,080,632) — (685,854)
Administration fees waived — class specific .................................................... (441,723) — (736,520)
Fees waived and/or reimbursed by the Manager ................................................. (312,501) (2,004,794) (287,350)
Total expenses after fees waived and/or reimbursed ................................................
10,149,717 72,282,786 17,813,548
Net investment income ....................................................................
30,743,897 652,018,029 50,359,169
REALIZED AND UNREALIZED GAIN (LOSS) $ (121,950,979) $ 1,215,367,671 $ 47,879,411
Net realized gain (loss) from:
Investments — affiliated ............................................................... $ — $ 45,169,912 $ —
Investments — unaffiliated
(b)
............................................................ 32,306,286 408,181,143 71,174,620
Forward foreign currency exchange contracts ................................................. (8,854,563) (1,472,073) (8,417,656)
Foreign currency transactions ........................................................... (118,145) 2,322,373 (2,084,093)
Futures contracts .................................................................... (23,380,451) 73,647,486 26,912,874
Options written ..................................................................... 483,377 4,748,680 (841,951)
Swaps   .......................................................................... (3,346,192) 103,473,739 (4,076,924)
(2,909,688) 636,071,260 82,666,870
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — (15,349,228) 252,566
Investments — unaffiliated
(c)
............................................................ (111,758,643) 595,316,552 (36,568,629)
Forward foreign currency exchange contracts ................................................. 1,075,840 (4,666,493) (2,715,813)
Foreign currency translations ............................................................ 399,651 (621,092) 354,828
Futures contracts .................................................................... 6,599,651 17,967,152 12,797,499
Options written ..................................................................... (13,742,253) (44,778) (22,801,002)
Swaps   .......................................................................... (1,615,537) (12,956,501) 13,893,093
Unfunded floating rate loan interests ....................................................... — (349,201) —
(119,041,291) 579,296,411 (34,787,458)
Net realized and unrealized gain (loss) .........................................................
(121,950,979) 1,215,367,671 47,879,412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ (91,207,082) $ 1,867,385,700 $ 98,238,581
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax .............................................................. $ (18,771) $ — $ —
(c)
  Net of foreign capital gain tax ..............................................................
$ (12,028) $ — $ —

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
118
See notes to financial statements.
BlackRock Core Bond Portfolio
Six Months Ended
03/31/21
(unaudited)
Year Ended
09/30/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 30,743,897 $ 74,528,293
Net realized gain (loss) .................................................................................. (2,909,688) 170,468,573
Net change in unrealized appreciation (depreciation) .............................................................. (119,041,291) 27,583,224
Net increase (decrease) in net assets resulting from operations .........................................................
(91,207,082) 272,580,090
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (123,324,221) (49,434,860)
  Service ............................................................................................ (1,952,198) (787,490)
  Investor A .......................................................................................... (24,247,213) (8,763,836)
  Investor C .......................................................................................... (1,441,853) (513,089)
  Class K ............................................................................................ (48,942,753) (20,445,401)
  Class R ............................................................................................ (68,452) (39,393)
Decrease in net assets resulting from distributions to shareholders .......................................................
(199,976,690) (79,984,069)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
759,094,352 711,251,379
NET ASSETS
Total increase in net assets ................................................................................. 467,910,580 903,847,400
Beginning of period ......................................................................................
4,253,678,971 3,349,831,571
End of period ..........................................................................................
$ 4,721,589,551 $ 4,253,678,971
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock High Yield Bond Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Six Months Ended
03/31/21
(unaudited)
Year Ended
09/30/20
Six Months Ended
03/31/21
(unaudited)
Year Ended
09/30/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 652,018,029 $ 1,066,858,901 $ 50,359,169 $ 141,970,339
Net realized gain (loss) .................................................... 636,071,260 (198,808,848) 82,666,870 (15,262,360)
Net change in unrealized appreciation (depreciation) ................................ 579,296,411 303,650,825 (34,787,458) 72,397,633
Net increase in net assets resulting from operations ...................................
1,867,385,700 1,171,700,878 98,238,581 199,105,612
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (318,719,591) (616,071,967) (42,626,709) (115,301,168)
  Service .............................................................. (3,034,051) (6,666,756) (173,177) (591,917)
  Investor A ............................................................ (31,658,797) (67,742,223) (9,142,427) (26,897,801)
  Investor A1 ........................................................... — — (55,429) (176,265)
  Investor C ............................................................ (3,465,244) (10,830,785) (172,260) (1,648,998)
  Investor C1 ........................................................... — (25,535) — —
  Investor C2 ........................................................... — — — (94)
  Investor C3 ........................................................... — — — (2,568)
  Class K .............................................................. (302,579,298) (404,866,808) (4,883,095) (12,119,525)
  Class R .............................................................. (2,377,206) (5,876,512) (11,175) (51,743)
R eturn of capital: – – – –
  Institutional ........................................................... — — — (310,562)
  Service .............................................................. — — — (1,594)
  Investor A ............................................................ — — — (72,449)
  Investor A1 ........................................................... — — — (475)
  Investor C ............................................................ — — — (4,442)
  Investor C3 ........................................................... — — — (7)
  Class K .............................................................. — — — (32,644)
  Class R .............................................................. — — — (139)
Decrease in net assets resulting from distributions to shareholders .........................
(661,834,187) (1,112,080,586) (57,064,272) (157,212,391)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(19,016,930) 7,601,116,726 935,152,623 12,327,310
NET ASSETS
Total increase in net assets ................................................... 1,186,534,583 7,660,737,018 976,326,932 54,220,531
Beginning of period ........................................................
24,871,853,104 17,211,116,086 7,457,084,017 7,402,863,486
End of period ............................................................
$ 26,058,387,687 $ 24,871,853,104 $ 8,433,410,949 $ 7,457,084,017
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
120
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Institutional
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.43 $ 9.92 $ 9.25 $ 9.65 $ 9.86 $ 9.65
Net investment income
(a)
.......................
0.07 0.20 0.28 0.25 0.23 0.21
Net realized and unrealized gain (loss) .............
(0.26) 0.53 0.68 (0.39) (0.19) 0.24
Net increase (decrease) from investment operations ......
(0.19) 0.73 0.96 (0.14) 0.04 0.45
Distributions
(b)
– – – – – –
From net investment income ....................
(0.11) (0.22) (0.29) (0.26) (0.25) (0.24)
From net realized gain .........................
(0.36) — — — — —
Total distributions .............................
(0.47) (0.22) (0.29) (0.26) (0.25) (0.24)
Net asset value, end of period ....................
$ 9.77 $ 10.43 $ 9.92 $ 9.25 $ 9.65 $ 9.86
Total Return
(c)
(1.93)% 7.42% 10.52% (1.50)% — —
Based on net asset value ........................
(1.93)%
(d)
7.42% 10.52% (1.50)% 0.46% 4.78%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.52%
(f)
0.54% 0.60% 0.62% 0.66% 0.62%
Total expenses after fees waived and/or reimbursed ......
0.43%
(f)
0.43% 0.51% 0.54% 0.52% 0.50%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.43%
(f)
0.43% 0.43% 0.44% 0.43% 0.45%
Net investment income .........................
1.42%
(f)
1.98% 2.94% 2.61% 2.36% 2.16%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,983,151 $ 2,608,893 $ 1,935,102 $ 1,762,677 $ 1,778,980 $ 1,853,077
Portfolio turnover rate
(g)
.........................
291% 692% 684% 658% 712% 594%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.02% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 213% 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
121
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Service
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.43 $ 9.92 $ 9.25 $ 9.65 $ 9.86 $ 9.66
Net investment income
(a)
.......................
0.06 0.18 0.26 0.22 0.20 0.18
Net realized and unrealized gain (loss) .............
(0.27) 0.52 0.67 (0.39) (0.18) 0.23
Net increase (decrease) from investment operations ......
(0.21) 0.70 0.93 (0.17) 0.02 0.41
Distributions
(b)
– – – – – –
From net investment income ....................
(0.09) (0.19) (0.26) (0.23) (0.23) (0.21)
From net realized gain .........................
(0.36) — — — — —
Total distributions .............................
(0.45) (0.19) (0.26) (0.23) (0.23) (0.21)
Net asset value, end of period ....................
$ 9.77 $ 10.43 $ 9.92 $ 9.25 $ 9.65 $ 9.86
Total Return
(c)
(2.05)% 7.16% 10.24% (1.74)% 0.20% 4.32%
Based on net asset value ........................
(2.05)%
(d)
7.16% 10.24% (1.74)% 0.20% 4.32%
Ratios to Average Net Assets
(e)
Total expenses
(f)
..............................
0.85%
(g)
0.85% 0.94% 0.98% 0.92% 0.87%
Total expenses after fees waived and/or reimbursed ......
0.68%
(g)
0.68% 0.76% 0.79% 0.78% 0.84%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.68%
(g)
0.68% 0.68% 0.69% 0.68% 0.79%
Net investment income .........................
1.18%
(g)
1.76% 2.70% 2.36% 2.11% 1.81%
Supplemental Data
Net assets, end of period (000) ....................
$ 40,738 $ 44,455 $ 40,195 $ 49,375 $ 55,196 $ 55,154
Portfolio turnover rate
(h)
.........................
291% 692% 684% 658% 712% 594%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.02% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A N/A 0.92% 0.80%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 213% 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
122
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor A
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.44 $ 9.93 $ 9.26 $ 9.66 $ 9.87 $ 9.67
Net investment income
(a)
.......................
0.06 0.18 0.26 0.22 0.20 0.18
Net realized and unrealized gain (loss) .............
(0.27) 0.52 0.67 (0.39) (0.18) 0.23
Net increase (decrease) from investment operations ......
(0.21) 0.70 0.93 (0.17) 0.02 0.41
Distributions
(b)
– – – – – –
From net investment income ....................
(0.09) (0.19) (0.26) (0.23) (0.23) (0.21)
From net realized gain .........................
(0.36) — — — — —
Total distributions .............................
(0.45) (0.19) (0.26) (0.23) (0.23) (0.21)
Net asset value, end of period ....................
$ 9.78 $ 10.44 $ 9.93 $ 9.26 $ 9.66 $ 9.87
Total Return
(c)
(2.05)% 7.15% 10.24% (1.74)% — —
Based on net asset value ........................
(2.05)%
(d)
7.15% 10.24% (1.74)% 0.21% 4.32%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.79%
(f)
0.81% 0.93% 0.97% 0.96% 0.91%
Total expenses after fees waived and/or reimbursed ......
0.68%
(f)
0.68% 0.76% 0.79% 0.78% 0.84%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.68%
(f)
0.68% 0.68% 0.69% 0.68% 0.79%
Net investment income .........................
1.17%
(f)
1.75% 2.69% 2.36% 2.11% 1.81%
Supplemental Data
Net assets, end of period (000) ....................
$ 564,590 $ 532,706 $ 492,426 $ 427,610 $ 470,559 $ 503,640
Portfolio turnover rate
(g)
.........................
291% 692% 684% 658% 712% 594%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.02% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 213% 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
123
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor C
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.40 $ 9.89 $ 9.22 $ 9.62 $ 9.83 $ 9.63
Net investment income
(a)
.......................
0.02 0.10 0.19 0.15 0.13 0.10
Net realized and unrealized gain (loss) .............
(0.26) 0.53 0.67 (0.39) (0.19) 0.24
Net increase (decrease) from investment operations ......
(0.24) 0.63 0.86 (0.24) (0.06) 0.34
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.12) (0.19) (0.16) (0.15) (0.14)
From net realized gain .........................
(0.36) — — — — —
Total distributions .............................
(0.42) (0.12) (0.19) (0.16) (0.15) (0.14)
Net asset value, end of period ....................
$ 9.74 $ 10.40 $ 9.89 $ 9.22 $ 9.62 $ 9.83
Total Return
(c)
(2.43)% 6.37% 9.45% (2.49)% (0.55)% —
Based on net asset value ........................
(2.43)%
(d)
6.37% 9.45% (2.49)% (0.55)% 3.55%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.53%
(f)
1.57% 1.68% 1.68% 1.68%
(g)
1.63%
Total expenses after fees waived and/or reimbursed ......
1.43%
(f)
1.43% 1.51% 1.54% 1.52% 1.59%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.43%
(f)
1.43% 1.43% 1.44% 1.44% 1.54%
Net investment income .........................
0.43%
(f)
1.02% 1.96% 1.63% 1.35% 1.06%
Supplemental Data
Net assets, end of period (000) ....................
$ 30,806 $ 36,599 $ 49,848 $ 61,437 $ 71,628 $ 110,227
Portfolio turnover rate
(h)
.........................
291% 692% 684% 658% 712% 594%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.02% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 213% 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
124
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class K
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.46 $ 9.95 $ 9.28 $ 9.68 $ 9.89 $ 9.68
Net investment income
(a)
.......................
0.07 0.21 0.29 0.25 0.23 0.21
Net realized and unrealized gain (loss) .............
(0.26) 0.52 0.67 (0.39) (0.18) 0.25
Net increase (decrease) from investment operations ......
(0.19) 0.73 0.96 (0.14) 0.05 0.46
Distributions
(b)
– – – – – –
From net investment income ....................
(0.11) (0.22) (0.29) (0.26) (0.26) (0.25)
From net realized gain .........................
(0.36) — — — — —
Total distributions .............................
(0.47) (0.22) (0.29) (0.26) (0.26) (0.25)
Net asset value, end of period ....................
$ 9.80 $ 10.46 $ 9.95 $ 9.28 $ 9.68 $ 9.89
Total Return
(c)
(1.90)% 7.46% 10.55% (1.44)% — —
Based on net asset value ........................
(1.90)%
(d)
7.46% 10.55% (1.44)% 0.52% 4.83%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.42%
(f)
0.42% 0.51% 0.54% 0.54% 0.49%
Total expenses after fees waived and/or reimbursed ......
0.38%
(f)
0.38% 0.46% 0.49% 0.48% 0.45%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.38%
(f)
0.38% 0.38% 0.39% 0.38% 0.40%
Net investment income .........................
1.47%
(f)
2.04% 2.99% 2.66% 2.41% 2.20%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,101,118 $ 1,029,002 $ 829,549 $ 701,197 $ 753,563 $ 701,478
Portfolio turnover rate
(g)
.........................
291% 692% 684% 658% 712% 594%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.02% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 213% 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
125
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.45 $ 9.94 $ 9.27 $ 9.67 $ 9.88 $ 9.67
Net investment income
(a)
.......................
0.05 0.16 0.23 0.20 0.18 0.15
Net realized and unrealized gain (loss) .............
(0.28) 0.52 0.68 (0.39) (0.19) 0.25
Net increase (decrease) from investment operations ......
(0.23) 0.68 0.91 (0.19) (0.01) 0.40
Distributions
(b)
– – – – – –
From net investment income ....................
(0.08) (0.17) (0.24) (0.21) (0.20) (0.19)
From net realized gain .........................
(0.36) — — — — —
Total distributions .............................
(0.44) (0.17) (0.24) (0.21) (0.20) (0.19)
Net asset value, end of period ....................
$ 9.78 $ 10.45 $ 9.94 $ 9.27 $ 9.67 $ 9.88
Total Return
(c)
(2.27)% 6.88% 9.95% (1.98)% — —
Based on net asset value ........................
(2.27)%
(d)
6.88% 9.95% (1.98)% (0.04)% 4.16%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.10%
(f)
1.08% 1.21% 1.25% 1.24% 1.21%
Total expenses after fees waived and/or reimbursed ......
0.93%
(f)
0.93% 1.01% 1.04% 1.03% 1.09%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.93%
(f)
0.93% 0.93% 0.94% 0.93% 1.04%
Net investment income .........................
0.94%
(f)
1.54% 2.45% 2.13% 1.86% 1.56%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,187 $ 2,023 $ 2,712 $ 2,921 $ 3,900 $ 3,761
Portfolio turnover rate
(g)
.........................
291% 692% 684% 658% 712% 594%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.02% —% —% —% —%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 213% 488% 481% 455% 493% 422%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
126
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock High Yield Bond Portfolio
Institutional
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61 $ 7.42
Net investment income
(a)
.......................
0.19 0.40 0.44 0.42 0.43 0.41
Net realized and unrealized gain (loss) .............
0.35 (0.24) 0.02 (0.16) 0.28 0.24
Net increase from investment operations ..............
0.54 0.16 0.46 0.26 0.71 0.65
Distributions from net investment income
(b)
.........
(0.19) (0.42) (0.45) (0.44) (0.47) (0.46)
Net asset value, end of period ....................
$ 7.77 $ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Total Return
(c)
7.32% 2.21% 6.34% 3.48% — —
Based on net asset value ........................
7.32%
(d)
2.21% 6.34% 3.48% 9.64%
(e)
9.21%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.57%
(g)
0.59% 0.60% 0.61% 0.62% 0.61%
(h)
Total expenses after fees waived and/or reimbursed ......
0.55%
(g)
0.58% 0.60% 0.61% 0.61% 0.61%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
0.55%
(g)
0.58% 0.60% 0.61% 0.59% 0.60%
Net investment income .........................
4.85%
(g)
5.37% 5.89% 5.49% 5.61% 5.58%
Supplemental Data
Net assets, end of period (000) ....................
$ 13,025,507 $ 11,680,175 $ 10,693,110 $ 9,680,691 $ 9,728,106 $ 9,031,925
Portfolio turnover rate ..........................
42% 119% 102% 90% 86% 90%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.02% 0.01% 0.01% 0.01%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
127
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock High Yield Bond Portfolio
Service
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 7.43 $ 7.68 $ 7.67 $ 7.85 $ 7.62 $ 7.42
Net investment income
(a)
.......................
0.18 0.38 0.42 0.40 0.41 0.39
Net realized and unrealized gain (loss) .............
0.35 (0.23) 0.02 (0.16) 0.27 0.25
Net increase from investment operations ..............
0.53 0.15 0.44 0.24 0.68 0.64
Distributions from net investment income
(b)
.........
(0.18) (0.40) (0.43) (0.42) (0.45) (0.44)
Net asset value, end of period ....................
$ 7.78 $ 7.43 $ 7.68 $ 7.67 $ 7.85 $ 7.62
Total Return
(c)
7.16% 2.08% 6.06% 3.19% — —
Based on net asset value ........................
7.16%
(d)
2.08% 6.06% 3.19% 9.15%
(e)
9.04%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
0.86%
(h)
0.86% 0.87% 0.90% 0.93% 0.90%
Total expenses after fees waived and/or reimbursed ......
0.84%
(h)
0.85% 0.87% 0.89% 0.93% 0.89%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
0.84%
(h)
0.85% 0.87% 0.89% 0.90% 0.89%
Net investment income .........................
4.56%
(h)
5.13% 5.64% 5.20% 5.31% 5.32%
Supplemental Data
Net assets, end of period (000) ....................
$ 137,830 $ 125,536 $ 154,658 $ 176,188 $ 231,741 $ 378,766
Portfolio turnover rate ..........................
42% 119% 102% 90% 86% 90%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.02% 0.01% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A 0.90% N/A 0.90%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
128
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock High Yield Bond Portfolio
Investor A
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61 $ 7.42
Net investment income
(a)
.......................
0.17 0.38 0.42 0.40 0.41 0.39
Net realized and unrealized gain (loss) .............
0.36 (0.25) 0.02 (0.16) 0.28 0.24
Net increase from investment operations ..............
0.53 0.13 0.44 0.24 0.69 0.63
Distributions from net investment income
(b)
.........
(0.18) (0.39) (0.43) (0.42) (0.45) (0.44)
Net asset value, end of period ....................
$ 7.77 $ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Total Return
(c)
7.14% 1.90% 6.00% 3.15% — —
Based on net asset value ........................
7.14%
(d)
1.90% 6.00% 3.15% 9.29%
(e)
8.86%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
0.90%
(h)
0.90% 0.94% 0.96% 0.98% 0.93%
Total expenses after fees waived and/or reimbursed ......
0.89%
(h)
0.89% 0.92% 0.93% 0.94% 0.93%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
0.89%
(h)
0.89% 0.92% 0.93% 0.91% 0.92%
Net investment income .........................
4.52%
(h)
5.09% 5.58% 5.17% 5.29% 5.27%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,403,341 $ 1,298,176 $ 1,329,156 $ 1,326,541 $ 1,672,705 $ 3,733,406
Portfolio turnover rate ..........................
42% 119% 102% 90% 86% 90%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.02% 0.01% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A N/A 0.97% 0.90%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
129
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock High Yield Bond Portfolio
Investor C
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 7.43 $ 7.69 $ 7.68 $ 7.86 $ 7.62 $ 7.43
Net investment income
(a)
.......................
0.15 0.33 0.37 0.35 0.35 0.33
Net realized and unrealized gain (loss) .............
0.35 (0.25) 0.02 (0.16) 0.28 0.24
Net increase from investment operations ..............
0.50 0.08 0.39 0.19 0.63 0.57
Distributions from net investment income
(b)
.........
(0.15) (0.34) (0.38) (0.37) (0.39) (0.38)
Net asset value, end of period ....................
$ 7.78 $ 7.43 $ 7.69 $ 7.68 $ 7.86 $ 7.62
Total Return
(c)
6.77% 1.19% 5.25% 2.43% — —
Based on net asset value ........................
6.77%
(d)
1.19% 5.25% 2.43% 8.48%
(e)
8.04%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.58%
(g)
1.61% 1.64% 1.64% 1.69% 1.69%
Total expenses after fees waived and/or reimbursed ......
1.57%
(g)
1.60% 1.64% 1.63% 1.68% 1.69%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
1.57%
(g)
1.60% 1.64% 1.63% 1.66% 1.68%
Net investment income .........................
3.84%
(g)
4.39% 4.87% 4.47% 4.55% 4.51%
Supplemental Data
Net assets, end of period (000) ....................
$ 167,184 $ 186,558 $ 262,204 $ 329,005 $ 417,276 $ 539,243
Portfolio turnover rate ..........................
42% 119% 102% 90% 86% 90%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.02% 0.01% 0.01% 0.01%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
130
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock High Yield Bond Portfolio
Class K
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 7.43 $ 7.68 $ 7.68 $ 7.85 $ 7.62 $ 7.42
Net investment income
(a)
.......................
0.19 0.40 0.45 0.43 0.44 0.42
Net realized and unrealized gain (loss) .............
0.35 (0.22) 0.01 (0.15) 0.27 0.25
Net increase from investment operations ..............
0.54 0.18 0.46 0.28 0.71 0.67
Distributions from net investment income
(b)
.........
(0.19) (0.43) (0.46) (0.45) (0.48) (0.47)
Net asset value, end of period ....................
$ 7.78 $ 7.43 $ 7.68 $ 7.68 $ 7.85 $ 7.62
Total Return
(c)
7.36% 2.46% 6.32% 3.73% — —
Based on net asset value ........................
7.36%
(d)
2.46% 6.32% 3.73% 9.59%
(e)
9.44%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
0.47%
(h)
0.48% 0.49% 0.50% 0.53% 0.53%
Total expenses after fees waived and/or reimbursed ......
0.46%
(h)
0.47% 0.49% 0.50% 0.52% 0.53%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
0.46%
(h)
0.47% 0.49% 0.50% 0.50% 0.52%
Net investment income .........................
4.95%
(h)
5.40% 5.99% 5.59% 5.70% 5.71%
Supplemental Data
Net assets, end of period (000) ....................
$ 11,214,742 $ 11,470,944 $ 4,644,939 $ 4,312,394 $ 5,363,522 $ 5,028,654
Portfolio turnover rate ..........................
42% 119% 102% 90% 86% 90%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.02% 0.01% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A 0.49% 0.50% 0.53% 0.53%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
131
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock High Yield Bond Portfolio
Class R
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61 $ 7.42
Net investment income
(a)
.......................
0.16 0.36 0.40 0.38 0.38 0.36
Net realized and unrealized gain (loss) .............
0.36 (0.25) 0.02 (0.16) 0.28 0.24
Net increase from investment operations ..............
0.52 0.11 0.42 0.22 0.66 0.60
Distributions from net investment income
(b)
.........
(0.17) (0.37) (0.41) (0.40) (0.42) (0.41)
Net asset value, end of period ....................
$ 7.77 $ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Total Return
(c)
7.01% 1.64% 5.69% 2.83% — —
Based on net asset value ........................
7.01%
(d)
1.64% 5.69% 2.83% 8.94%
(e)
8.51%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
1.14%
(h)
1.16% 1.22% 1.24% 1.26% 1.26%
Total expenses after fees waived and/or reimbursed ......
1.13%
(h)
1.15% 1.21% 1.24% 1.26% 1.26%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
1.13%
(h)
1.15% 1.21% 1.24% 1.23% 1.25%
Net investment income .........................
4.28%
(h)
4.84% 5.28% 4.86% 4.96% 4.95%
Supplemental Data
Net assets, end of period (000) ....................
$ 109,784 $ 110,465 $ 125,710 $ 128,584 $ 132,868 $ 113,010
Portfolio turnover rate ..........................
42% 119% 102% 90% 86% 90%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.03% 0.04% 0.02% 0.01% 0.01% 0.01%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A N/A 1.26% 1.26%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
132
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Institutional
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.71 $ 9.64 $ 9.47 $ 9.63 $ 9.65 $ 9.68
Net investment income
(a)
.......................
0.06 0.19 0.25 0.21 0.16 0.16
Net realized and unrealized gain (loss) .............
0.06 0.09 0.18 (0.14) 0.02 —
Net increase from investment operations ..............
0.12 0.28 0.43 0.07 0.18 0.16
Distributions
(b)
– – – – – –
From net investment income ....................
(0.07) (0.21) (0.26) (0.21) (0.20) (0.19)
R eturn of capital .............................
— (0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions .............................
(0.07) (0.21) (0.26) (0.23) (0.20) (0.19)
Net asset value, end of period ....................
$ 9.76 $ 9.71 $ 9.64 $ 9.47 $ 9.63 $ 9.65
Total Return
(d)
1.27% 3.00% 4.59% 0.69% — —
Based on net asset value ........................
1.27%
(e)
3.00% 4.59%
(f)
0.69%
(f)
1.88% 1.63%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.43%
(h)
0.45% 0.45% 0.52%
( i )
0.49%
( i )
0.50%
Total expenses after fees waived and/or reimbursed ......
0.40%
(h)
0.41% 0.40% 0.48% 0.43% 0.47%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.40%
(h)
0.40% 0.40% 0.40% 0.41% 0.45%
Net investment income .........................
1.33%
(h)
2.03% 2.60% 2.21% 1.69% 1.66%
Supplemental Data
Net assets, end of period (000) ....................
$ 6,024,390 $ 5,375,701 $ 5,374,564 $ 4,274,410 $ 3,097,000 $ 3,020,681
Portfolio turnover rate
(j)
..........................
77% 213% 182% 218% 292% 316%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.00% 0.00% 0.00%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 73% 170% 144% 169% 208% 246%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
133
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Service
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.70 $ 9.63 $ 9.47 $ 9.63 $ 9.64 $ 9.67
Net investment income
(a)
.......................
0.05 0.17 0.22 0.18 0.14 0.13
Net realized and unrealized gain (loss) .............
0.07 0.09 0.17 (0.14) 0.02 (0.01)
Net increase from investment operations ..............
0.12 0.26 0.39 0.04 0.16 0.12
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.19) (0.23) (0.18) (0.17) (0.15)
R eturn of capital .............................
— (0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions .............................
(0.06) (0.19) (0.23) (0.20) (0.17) (0.15)
Net asset value, end of period ....................
$ 9.76 $ 9.70 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Total Return
(d)
1.25% 2.74% 4.23% 0.43% — —
Based on net asset value ........................
1.25%
(e)
2.74% 4.23%
(f)
0.43%
(f)
1.73% 1.29%
Ratios to Average Net Assets
(g)
Total expenses
(h)
..............................
0.75%
( i )
0.76% 0.76% 0.87% 0.81% 0.81%
Total expenses after fees waived and/or reimbursed ......
0.65%
( i )
0.66% 0.65% 0.74% 0.68% 0.81%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.65%
( i )
0.65% 0.65% 0.66% 0.67% 0.79%
Net investment income .........................
1.10%
( i )
1.78% 2.36% 1.93% 1.41% 1.32%
Supplemental Data
Net assets, end of period (000) ....................
$ 25,291 $ 29,942 $ 30,950 $ 29,050 $ 37,710 $ 60,358
Portfolio turnover rate
(j)
..........................
77% 213% 182% 218% 292% 316%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.00% 0.00% 0.00%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A N/A 0.81% 0.78%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 73% 170% 144% 169% 208% 246%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
134
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor A
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.71 $ 9.63 $ 9.47 $ 9.63 $ 9.64 $ 9.67
Net investment income
(a)
.......................
0.05 0.17 0.22 0.18 0.14 0.13
Net realized and unrealized gain (loss) .............
0.06 0.10 0.17 (0.14) 0.02 (0.01)
Net increase from investment operations ..............
0.11 0.27 0.39 0.04 0.16 0.12
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.19) (0.23) (0.18) (0.17) (0.15)
R eturn of capital .............................
— (0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions .............................
(0.06) (0.19) (0.23) (0.20) (0.17) (0.15)
Net asset value, end of period ....................
$ 9.76 $ 9.71 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Total Return
(d)
1.15% 2.85% 4.23% 0.43% — —
Based on net asset value ........................
1.15%
(e)
2.85% 4.23%
(f)
0.43%
(f)
1.73% 1.29%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.74%
(h)
0.76% 0.78% 0.88% 0.81% 0.83%
Total expenses after fees waived and/or reimbursed ......
0.65%
(h)
0.66% 0.65% 0.74% 0.68% 0.81%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.65%
(h)
0.65% 0.65% 0.66% 0.66% 0.79%
Net investment income .........................
1.09%
(h)
1.77% 2.35% 1.94% 1.47% 1.32%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,540,546 $ 1,412,985 $ 1,318,473 $ 1,267,494 $ 1,309,023 $ 875,788
Portfolio turnover rate
( i )
..........................
77% 213% 182% 218% 292% 316%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.00% 0.00% 0.00%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 73% 170% 144% 169% 208% 246%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
135
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor A1
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.71 $ 9.64 $ 9.48 $ 9.64 $ 9.65 $ 9.68
Net investment income
(a)
.......................
0.06 0.19 0.24 0.20 0.15 0.15
Net realized and unrealized gain (loss) .............
0.07 0.09 0.17 (0.14) 0.03 (0.01)
Net increase from investment operations ..............
0.13 0.28 0.41 0.06 0.18 0.14
Distributions
(b)
– – – – – –
From net investment income ....................
(0.07) (0.21) (0.25) (0.20) (0.19) (0.17)
R eturn of capital .............................
— (0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions .............................
(0.07) (0.21) (0.25) (0.22) (0.19) (0.17)
Net asset value, end of period ....................
$ 9.77 $ 9.71 $ 9.64 $ 9.48 $ 9.64 $ 9.65
Total Return
(d)
1.33% 2.90% 4.38% 0.59% — —
Based on net asset value ........................
1.33%
(e)
2.90% 4.38%
(f)
0.59%
(f)
1.88% 1.48%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.59%
(h)
0.60% 0.59% 0.70% 0.66% 0.68%
Total expenses after fees waived and/or reimbursed ......
0.50%
(h)
0.51% 0.50% 0.59% 0.53% 0.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.50%
(h)
0.50% 0.50% 0.51% 0.51% 0.60%
Net investment income .........................
1.25%
(h)
1.93% 2.51% 2.09% 1.59% 1.51%
Supplemental Data
Net assets, end of period (000) ....................
$ 6,956 $ 8,141 $ 8,621 $ 9,492 $ 10,751 $ 11,892
Portfolio turnover rate
( i )
..........................
77% 213% 182% 218% 292% 316%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.00% 0.00% 0.00%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 73% 170% 144% 169% 208% 246%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
136
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor C
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.70 $ 9.63 $ 9.46 $ 9.63 $ 9.64 $ 9.67
Net investment income
(a)
.......................
0.02 0.10 0.15 0.11 0.06 0.06
Net realized and unrealized gain (loss) .............
0.05 0.09 0.18 (0.15) 0.03 (0.01)
Net increase (decrease) from investment operations ......
0.07 0.19 0.33 (0.04) 0.09 0.05
Distributions
(b)
– – – – – –
From net investment income ....................
(0.02) (0.12) (0.16) (0.11) (0.10) (0.08)
R eturn of capital .............................
— (0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions .............................
(0.02) (0.12) (0.16) (0.13) (0.10) (0.08)
Net asset value, end of period ....................
$ 9.75 $ 9.70 $ 9.63 $ 9.46 $ 9.63 $ 9.64
Total Return
(d)
0.77% 1.98% 3.56% (0.42)% — —
Based on net asset value ........................
0.77%
(e)
1.98% 3.56%
(f)
(0.42)%
(f)
0.97% 0.55%
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.47%
(h)
1.50% 1.52% 1.62% 1.58% 1.59%
Total expenses after fees waived and/or reimbursed ......
1.40%
(h)
1.41% 1.40% 1.49% 1.43% 1.55%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.40%
(h)
1.40% 1.40% 1.41% 1.42% 1.53%
Net investment income .........................
0.35%
(h)
1.05% 1.61% 1.18% 0.67% 0.58%
Supplemental Data
Net assets, end of period (000) ....................
$ 60,543 $ 69,913 $ 152,890 $ 172,631 $ 243,527 $ 372,307
Portfolio turnover rate
( i )
..........................
77% 213% 182% 218% 292% 316%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.00% 0.00% 0.00%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 73% 170% 144% 169% 208% 246%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
137
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class K
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.70 $ 9.63 $ 9.46 $ 9.62 $ 9.64 $ 9.67
Net investment income
(a)
.......................
0.07 0.20 0.25 0.22 0.15 0.16
Net realized and unrealized gain (loss) .............
0.06 0.09 0.18 (0.15) 0.03 —
Net increase from investment operations ..............
0.13 0.29 0.43 0.07 0.18 0.16
Distributions
(b)
– – – – – –
From net investment income ....................
(0.08) (0.22) (0.26) (0.21) (0.20) (0.19)
R eturn of capital .............................
— (0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions .............................
(0.08) (0.22) (0.26) (0.23) (0.20) (0.19)
Net asset value, end of period ....................
$ 9.75 $ 9.70 $ 9.63 $ 9.46 $ 9.62 $ 9.64
Total Return
(d)
1.30% 3.05% 4.65% 0.73% — —
Based on net asset value ........................
1.30%
(e)
3.05% 4.65%
(f)
0.73%
(f)
1.93% 1.69%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.36%
(h)
0.38% 0.37% 0.46% 0.43% 0.44%
Total expenses after fees waived and/or reimbursed ......
0.35%
(h)
0.36% 0.35% 0.44% 0.37% 0.41%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.35%
(h)
0.35% 0.35% 0.35% 0.36% 0.40%
Net investment income .........................
1.37%
(h)
2.07% 2.64% 2.27% 1.63% 1.71%
Supplemental Data
Net assets, end of period (000) ....................
$ 773,706 $ 557,997 $ 512,940 $ 258,340 $ 161,006 $ 930,769
Portfolio turnover rate
( i )
..........................
77% 213% 182% 218% 292% 316%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.00% 0.00% 0.00%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 73% 170% 144% 169% 208% 246%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
138
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.70 $ 9.63 $ 9.47 $ 9.63 $ 9.64 $ 9.67
Net investment income
(a)
.......................
0.04 0.15 0.20 0.16 0.11 0.10
Net realized and unrealized gain (loss) .............
0.07 0.09 0.17 (0.14) 0.03 —
Net increase from investment operations ..............
0.11 0.24 0.37 0.02 0.14 0.10
Distributions
(b)
– – – – – –
From net investment income ....................
(0.05) (0.17) (0.21) (0.16) (0.15) (0.13)
R eturn of capital .............................
— (0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions .............................
(0.05) (0.17) (0.21) (0.18) (0.15) (0.13)
Net asset value, end of period ....................
$ 9.76 $ 9.70 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Total Return
(d)
1.13% 2.49% 3.97% 0.18% — —
Based on net asset value ........................
1.13%
(e)
2.49% 3.97%
(f)
0.18%
(f)
1.47% 1.04%
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.06%
(h)
1.08% 1.18% 1.24% 1.25% 1.24%
Total expenses after fees waived and/or reimbursed ......
0.90%
(h)
0.91% 0.90% 0.99% 0.93% 1.06%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.90%
(h)
0.90% 0.90% 0.91% 0.92% 1.04%
Net investment income .........................
0.86%
(h)
1.54% 2.10% 1.69% 1.18% 1.07%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,978 $ 2,405 $ 3,949 $ 4,493 $ 4,794 $ 5,181
Portfolio turnover rate
( i )
..........................
77% 213% 182% 218% 292% 316%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.00% 0.00% 0.00%
Six Months Ended
03/31/21
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 73% 170% 144% 169% 208% 246%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and
Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are available to only certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a contingent deferred sales charge ("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
 Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
Effective on or about the close of business on July 6, 2021, Core Bond and Low Duration Bond’s Service Shares will be converted into Investor A Shares.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield Bond include the accounts of BLK BR HY (Luxembourg) Investments, S.a.r.l.
(the “Luxembourg Subsidiary”) and BR-HIYLD Subsidiary II, LLC (the “U.S. Subsidiary”), both of which are wholly-owned taxable subsidiaries of High Yield Bond (together, the “Taxable Subsidiaries”). The U.S. Subsidiary enables High Yield Bond to hold investments in operating companies and still satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the U.S. Subsidiary are taxable to such subsidiary. The Luxembourg Subsidiary holds shares of private Canadian companies. Such shares are held in the Luxembourg Subsidiary in order to realize benefits under the Double Tax Avoidance Convention between Canada and Luxembourg, the result of which that gains on the sale of such shares will generally not be subject to capital gains taxes in Canada. Income earned on the investments held by the Luxembourg Subsidiary may be taxable to such subsidiary in Luxembourg. A tax provision for income, if any, is shown as income tax in the Consolidated
Statement of Operations for High Yield Bond. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield Bond. High Yield Bond may invest up to 25% of its total assets in the U.S. Subsidiary. Intercompany accounts and transactions have been eliminated. The Taxable Subsidiaries are subject to the same investment policies and restrictions that apply to High Yield Bond.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Bond Portfolio ............................................ High Yield Bond Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
140
debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/
or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”) ,  the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
High Yield Bond values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
142
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. T he payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
144
risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had no outstanding unfunded floating rate loan interests.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realize s gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended March 31, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Low Duration Bond
Average Borrowings ................................................................................................. $ 32,109,820
Daily Weighted Average Interest Rate ..................................................................................... 0.22%

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
146
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument
As of period end, the following table is a summary of the High Yield Bond's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Credit Suisse Securities (USA) LLC ......................................... $ 204,424 $ (204,424) $ —
JP Morgan Securities LLC ................................................ 8,100 (8,100) —
State Street Bank & Trust Co. ............................................. 97,854 (97,854) —
$ 310,378 $ (310,378) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the High Yield Bond is disclosed in the Fund's
Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
148
of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiaries. The Manager does not receive separate compensation from the Taxable
Subsidiaries for providing investment management or administrative services. However, High Yield Bond pay the Manager based on the Fund’s net assets, which includes the assets of the Taxable Subsidiaries.
With respect to High Yield Bond and Low Duration Bond, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"),
an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
With respect to Core Bond, the Manager entered into a sub-advisory agreement with BIL and BlackRock (Singapore) Limited (“BRS”), (collectively, the "Sub-Advisers"), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of Core Bond for which BIL and BRS, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Core Bond to the Manager.
With respect to Low Duration Bond, the Manager entered into a sub-advisory agreement, effective November 24, 2020, with BRS, (the "Sub-Adviser"), an affiliate of the
Manager. The Manager pays BRS for services it provides for that portion of Low Duration Bond for which BRS, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Low Duration Bond to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.350%
$1 Billion - $2 Billion ...................................................................................................... 0.340
$2 Billion - $3 Billion ..................................................................................................... 0.330
Greater than $3 Billion .................................................................................................... 0.320
High Yield Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.500%
$1 Billion - $2 Billion ...................................................................................................... 0.450
$2 Billion - $3 Billion ..................................................................................................... 0.425
$3 Billion - $25 Billion ..................................................................................................... 0.400
$25 Billion - $30 Billion .................................................................................................... 0.375
Greater than $30 Billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.310%
$1 Billion - $3 Billion ...................................................................................................... 0.290
$3 Billion - $5 Billion ..................................................................................................... 0.280
$5 Billion - $10 Billion ..................................................................................................... 0.270
Greater than $10 Billion ................................................................................................... 0.260
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
150
For the six months ended March 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agr eement with the Manager, an indirect, wholly -owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2021, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Core Bond High Yield Bond Low Duration Bond
Service .................................................................... $ 53,957 $ 163,648 $ 33,969
Investor A ................................................................... 686,485 1,724,044 1,819,972
Investor A1 ..................................................................  —  — 3,903
Investor C ................................................................... 176,217 884,345 331,445
Class R .................................................................... 3,654 272,941 5,431
$ 920,313 $ 3,044,978 $ 2,194,720
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 271,451 $ 1,295,871 $ 567,626
Service .................................................................... 4,316 13,091 2,717
Investor A ................................................................... 54,915 137,912 145,586
Investor A1 .................................................................. — — 781
Investor C ................................................................... 3,524 17,685 6,628
Class K .................................................................... 107,371 1,203,471 63,408
Class R .................................................................... 146 10,917 217
$ 441,723 $ 2,678,947 $ 786,963
Institutional Service Investor A Total
Core Bond .......................................................................... $ 270,959 $ — $ 1,949 $ 272,908
High Yield Bond ....................................................................... 190,155 2 811 190,968
Low Duration Bond .................................................................... 110,600 — — 110,600
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 3,517 $ 17,278 $ 6,339
Service .................................................................... — 221 194
Investor A ................................................................... 4,810 28,443 5,511
Investor A1 .................................................................. — — 137
Investor C ................................................................... 889 2,791 1,006
Class K .................................................................... 1,314 — 750
Class R .................................................................... 34 746 36
$ 10,564 $ 49,479 $ 13,973

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended March 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers & Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
January 31, 2022 . The contractual agreement may be terminated upon 90 days’ notice by a majorit y of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2021, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2022.  The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2022, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 1,485,043 $ 6,385,521 $ 2,261,233
Service .................................................................... 39,866 88,931 20,007
Investor A ................................................................... 348,791 1,260,444 995,129
Investor A1 .................................................................. —  — 5,076
Investor C ................................................................... 19,438 97,481 36,983
Class K .................................................................... 21,559 180,492 24,493
Class R .................................................................... 1,318 93,439 2,206
$ 1,916,015 $ 8,106,308 $ 3,345,127
Core Bond ............................................................................................................. $ 25,956
High Yield Bond .......................................................................................................... 42,992
Low Duration Bond ....................................................................................................... 50,077
Investor A Investor C
Core Bond .................................................................................................. $ 5,194 $ 9,383
High Yield Bond ............................................................................................... 486 28,474
Low Duration Bond ............................................................................................ 1,581 15,788
Core Bond ................................................................................................................. $ 147,554
High Yield Bond .............................................................................................................. 197,954
Low Duration Bond ........................................................................................................... 72,870
High Yield Bond .............................................................................................................. $ 1,806,840
Low Duration Bond ........................................................................................................... 214,480
Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43% 0.68% 0.68% N/A 1.43% 0.38% 0.93%
High Yield Bond .................................... 0.67 1.02 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 0.65 0.65 0.50% 1.40 0.35 0.90
Core Bond ............................................................................................................... $ 164,947

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
152
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2021, class specific expense waivers and/or reimbursements are as follows:
Securities Lending: Th e U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the "Money Market Series"), man aged by the Manager or its affiliates.
However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market
Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the
Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield Bond retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2021, High Yield Bond paid BIM $65,129 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Len ding Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Core Bond
Institutional .................................................................................... $ 271,451 $ 805,611
Service ...................................................................................... 4,316 29,155
Investor A ..................................................................................... 54,915 212,681
Investor C ..................................................................................... 3,524 10,671
Class K ...................................................................................... 107,371 21,556
Class R ...................................................................................... 146 95 8
$ 441,723 $ 1,080,63 2
Low Duration Bond
Institutional .................................................................................... 567,27 9 191,370
Service ...................................................................................... 2,717 10,168
Investor A ..................................................................................... 145,586 466,468
Investor A1 .................................................................................... 781 2,262
Investor C ..................................................................................... 6,628 12,863
Class K ...................................................................................... 13,312 1,311
Class R ...................................................................................... 217 1,412
$ 736,5 20 $ 685,854

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the six months ended March 31, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
RULE-ABOVE
For the six months ended March 31, 2021, purchases and sales related to mortgage dollar rolls were as follow:
RULE-ABOVE
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of March 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
BlackRock Funds V, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021
Purchases  Sales
Net Realized
Gain (Loss)
Core Bond ....................................................................... $ 1,411,370 $ 1,592,523 $ (4 , 7 9 3 )
High Yield Bond .................................................................... 12,978,166 5,284,761 267 ,27 9
Low Duration Bond ................................................................. 7,988,566 — —
U.S. Government Securities Other Securities
Purchases Sales Purchases Sales
Core Bond .......................................................... $ 676,568,696 $ 225,675,166 $ 12,845,748,156 $ 12,508,760,070
High Yield Bond ....................................................... — — 10,757,745,095 10,819,648,507
Low Duration Bond .................................................... 3,891,683,460 2,264,850,074 2,774,340,200 3,395,477,615
Purchases Sales
Core Bond .......................................................................................... $ 3,390,162,527 $ 3,391,400,582
Low Duration Bond .................................................................................... 306,192,854 306,506,102
High Yield Bond ........................................................................................................
$ 1,024,676,023
Low Duration Bond .....................................................................................................
72,355,381
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 5,692,754,246 $ 114,468,101 $ (95,966,023) $ 18,502,078
High Yield Bond .................................................. 25,115,870,260 1,365,725,254 (244,014,365) 1,121,710,889
Low Duration Bond ................................................ 8,466,200,047 179,571,598 (92,469,260) 87,102,338

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
154
unless extended or renewed.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of
Participating Funds. During the six months ended March 31, 2021, the Funds did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/21
Year Ended
09/30/20
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold .............................................
85,670,844 $ 859,907,758 134,404,550 $ 1,359,648,885
Shares issued in reinvestment of distributions ........................
11,402,380 115,115,862 4,496,191 45,651,411
Shares redeemed .........................................
(41,756,419) (421,917,282) (83,877,161) (850,407,309)
        Net increase
55,316,805 $ 553,106,338 55,023,580 $ 554,892,987
Service
Shares sold .............................................
402,536 $ 4,103,706 1,009,098 $ 10,274,747
Shares issued in reinvestment of distributions ........................
193,125 1,949,965 77,519 785,902
Shares redeemed .........................................
(686,542) (6,957,960) (877,089) (8,840,329)
        Net increase (decrease)
(90,881) $ (904,289) 209,528 $ 2,220,320
Investor A
Shares sold and automatic conversion of shares .......................
10,636,284 $ 107,783,832 22,589,308 $ 229,295,262
Shares issued in reinvestment of distributions ........................
2,315,500 23,399,356 830,302 8,433,724
Shares redeemed .........................................
(6,228,564) (63,208,598) (21,994,722) (219,559,631)
        Net increase
6,723,220 $ 67,974,590 1,424,888 $ 18,169,355
Investor C
Shares sold .............................................
612,605 $ 6,286,413 2,244,234 $ 22,701,181
Shares issued in reinvestment of distributions ........................
140,679 1,410,490 46,395 472,173
Shares redeemed and automatic conversion of shares ...................
(1,108,226) (11,252,709) (3,811,378) (38,725,941)
        Net decrease
(354,942) $ (3,555,806) (1,520,749) $ (15,552,587)

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
156
d
Six Months Ended
03/31/21
Year Ended
09/30/20
Shares Amount Shares Amount
Class K
Shares sold .............................................
16,566,832 $ 169,064,297 28,911,044 $ 293,522,415
Shares issued in reinvestment of distributions ........................
4,732,513 47,918,644 1,955,306 19,903,710
Shares redeemed .........................................
(7,266,343) (73,766,490) (15,896,382) (161,100,856)
        Net increase
14,033,002 $ 143,216,451 14,969,968 $ 152,325,269
Class R
Shares sold .............................................
16,518 $ 169,527 40,768 $ 412,171
Shares issued in reinvestment of distributions ........................
6,751 68,299 3,879 39,263
Shares redeemed .........................................
(95,569) (980,758) (124,001) (1,255,399)
        Net decrease
(72,300) $ (742,932) (79,354) $ (803,965)
Total Net Increase
75,554,904 $ 759,094,352 70,027,861 $ 711,251,379
High Yield Bond
Institutional
Shares sold .............................................
449,073,955 $ 3,451,786,879 1,362,364,926 $ 9,885,297,950
Shares issued in reinvestment of distributions ........................
36,825,649 283,711,082 74,815,528 553,158,606
Shares redeemed .........................................
(383,659,015) (2,961,295,792) (1,256,575,349) (9,220,251,586)
        Net increase
102,240,589 $ 774,202,169 180,605,105 $ 1,218,204,970
Service
Shares sold .............................................
4,860,618 $ 37,514,607 15,027,160 $ 112,040,919
Shares issued in reinvestment of distributions ........................
388,431 2,993,173 877,553 6,511,172
Shares redeemed .........................................
(4,428,985) (34,141,772) (19,136,696) (143,776,526)
        Net increase (decrease)
820,064 $ 6,366,008 (3,231,983) $ (25,224,435)
Investor A
Shares sold and automatic conversion of shares .......................
35,814,562 $ 275,620,647 80,997,936 $ 594,145,280
Shares issued in reinvestment of distributions ........................
3,692,391 28,432,117 8,263,622 61,014,132
Shares redeemed .........................................
(33,851,782) (260,991,153) (87,500,067) (643,971,138)
        Net increase
5,655,171 $ 43,061,611 1,761,491 $ 11,188,274
Investor C
Shares sold .............................................
3,047,870 $ 23,571,618 7,765,572 $ 56,928,089
Shares issued in reinvestment of distributions ........................
428,447 3,301,086 1,317,314 9,741,496
Shares redeemed and automatic conversion of shares ...................
(7,094,830) (54,886,864) (18,096,014) (133,120,822)
        Net decrease
(3,618,513) $ (28,014,160) (9,013,128) $ (66,451,237)
Investor C1
(a)
Shares sold .............................................
— $ — 3,706 $ 28,586
Shares issued in reinvestment of distributions ........................
— — 2,744 21,204
Shares redeemed and automatic conversion of shares ...................
— — (180,597) (1,401,444)
        Net decrease
— $ — (174,147) $ (1,351,654)
Class K
Shares sold .............................................
294,966,352 $ 2,271,838,166 1,326,886,474 $ 9,271,564,944
Shares issued in reinvestment of distributions ........................
37,228,589 286,924,287 51,411,454 378,762,871
Shares redeemed .........................................
(434,595,837) (3,367,707,669) (438,883,456) (3,175,032,394)
        Net increase (decrease)
(102,400,896) $ (808,945,216) 939,414,472 $ 6,475,295,421
Class R
Shares sold .............................................
1,593,631 $ 12,324,710 3,595,177 $ 26,543,807
Shares issued in reinvestment of distributions ........................
308,369 2,374,139 794,604 5,868,673
Shares redeemed .........................................
(2,659,193) (20,386,191) (5,883,470) (42,957,093)
        Net decrease
(757,193) $ (5,687,342) (1,493,689) $ (10,544,613)
Total Net Increase (Decrease)
1,939,222 $ (19,016,930) 1,107,868,121 $ 7,601,116,726
Low Duration Bond
Institutional
Shares sold .............................................
142,448,051 $ 1,389,726,195 252,306,828 $ 2,424,543,808
Shares issued in reinvestment of distributions ........................
4,157,496 40,548,354 11,606,960 111,604,816
Shares redeemed .........................................
(83,159,794) (811,257,403) (267,833,212) (2,561,179,821)
        Net increase (decrease)
63,445,753 $ 619,017,146 (3,919,424) $ (25,031,197)
Service
Shares sold .............................................
363,828 $ 3,550,257 783,706 $ 7,542,255
Shares issued in reinvestment of distributions ........................
17,593 171,471 61,469 590,499
Shares redeemed .........................................
(875,095) (8,532,591) (972,470) (9,276,519)
        Net decrease
(493,674) $ (4,810,863) (127,295) $ (1,143,765)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(a)
On February 24, 2020, each Fund's issued and outstanding Investor C1, Investor C2 and Investor C3 Shares, as applicable, converted into Investor A Shares.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 15, 2021, the credit agreement was extended until April 2022 under substantially the same terms.
d
Six Months Ended
03/31/21
Year Ended
09/30/20
Shares Amount Shares Amount
Investor A
Shares sold and automatic conversion of shares .......................
31,255,014 $ 304,995,243 74,849,323 $ 719,875,315
Shares issued in reinvestment of distributions ........................
898,455 8,760,133 2,704,195 25,989,312
Shares redeemed .........................................
(19,876,734) (193,840,245) (68,813,099) (661,832,086)
        Net increase
12,276,735 $ 119,915,131 8,740,419 $ 84,032,541
Investor A1
Shares sold .............................................
622 $ 6,135 826 $ 7,971
Shares issued in reinvestment of distributions ........................
4,095 39,953 13,881 133,510
Shares redeemed .........................................
(130,608) (1,275,358) (70,658) (679,577)
        Net decrease
(125,891) $ (1,229,270) (55,951) $ (538,096)
Investor C
Shares sold .............................................
1,550,607 $ 15,111,193 3,388,045 $ 32,498,708
Shares issued in reinvestment of distributions ........................
16,256 158,312 143,791 1,378,936
Shares redeemed and automatic conversion of shares ...................
(2,566,794) (25,025,666) (12,201,122) (117,518,178)
        Net decrease
(999,931) $ (9,756,161) (8,669,286) $ (83,640,534)
Investor C2
(a)
Shares sold .............................................
— $ — — $ —
Shares issued in reinvestment of distributions ........................
— — 8 81
Shares redeemed and automatic conversion of shares ...................
— — (1,365) (13,216)
        Net decrease
— $ — (1,357) $ (13,135)
Investor C3
(a)
Shares sold .............................................
— $ — 268 $ 2,582
Shares issued in reinvestment of distributions ........................
— — 223 2,150
Shares redeemed and automatic conversion of shares ...................
— — (48,538) (469,472)
        Net decrease
— $ — (48,047) $ (464,740)
Class K
Shares sold .............................................
34,080,122 $ 332,217,520 34,069,034 $ 326,711,070
Shares issued in reinvestment of distributions ........................
486,241 4,738,463 1,246,422 11,974,110
Shares redeemed .........................................
(12,770,302) (124,498,954) (31,060,287) (298,001,286)
        Net increase
21,796,061 $ 212,457,029 4,255,169 $ 40,683,894
Class R
Shares sold .............................................
56,556 $ 551,459 153,881 $ 1,478,313
Shares issued in reinvestment of distributions ........................
1,131 11,015 5,343 51,307
Shares redeemed .........................................
(102,842) (1,002,863) (321,305) (3,087,278)
        Net decrease
(45,155) $ (440,389) (162,081) $ (1,557,658)
Total Net Increase
95,853,898 $ 935,152,623 12,147 $ 12,327,310

Disclosure of Sub-Advisory Agreement
2021
BlackRock Semi-Annual Report to Shareholders
158
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”), on behalf of its series BlackRock
Low Duration Bond Portfolio (the “Fund”), met on November 19, 2020 (the “November Meeting”) to consider the initial approval of the sub-advisory agreement (the “Sub-
Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, and BlackRock (Singapore) Limited, with respect to the Fund. The
Sub-Advisory Agreement was substantially similar to the sub-advisory agreements previously approved with respect to certain other portfolios in the BlackRock Fixed-Income
Complex.
On the date of the November Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-
Advisory Agreement.
At the November Meeting, the Board reviewed materials relating to its consideration of the proposed Sub-Advisory Agreement. The Fund’s investment advisory agreement with the Manager was most recently approved by the Board at meetings on April 16, 2020 (the “April Meeting”) and May 20-21, 2020 (the “May Meeting”). A discussion of the basis for the Board’s approval of this agreement at the April and May Meetings is included in the Fund’s annual shareholder report for the reporting period ended September
30, 2020. The factors considered by the Board at the November Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the April and May Meetings.
Following discussion, all the Board Members present at the November Meeting, including all the Independent Board Members present, approved the Sub-Advisory Agreement between the Manager and BlackRock (Singapore) Limited, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement.
Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-
Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Core Bond Portfolio, BlackRock High Yield Bond Portfolio and BlackRock Low Duration Bond Portfolio
(the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2021
BlackRock Semi-Annual Report to Shareholders
160
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT  are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
162
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
NZD New Zealand Dollar
RUB New Russian Ruble
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Taxable3-3/21-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: June 3, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: June 3, 2021